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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03833-01

MainStay VP Funds Trust

(Exact name of registrant as specified in charter)

51 Madison Avenue, New York, New York 10010

(Address of principal executive offices) (Zip Code)

J. Kevin Gao, Esq., 169 Lackawanna Avenue, Parsippany, NJ 07054

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 576-7000

Date of fiscal year end: December 31

Date of reporting period: March 31, 2013

Item 1. Schedule of Investments.

The schedule of investments for the period ended March 31, 2013 is filed herewith.

MainStay VP Balanced Portfolio
Portfolio of Investments March 28, 2013 (Unaudited)

		Principal Amount	Value
	Long-Term Bonds 36.9%†
	Asset-Backed Securities 1.4%
	Automobile 0.5%
	Ally Auto Receivables Trust Series 2012-1, Class A3 0.93%, due 2/16/16	$90,000	$90,447
	Ford Credit Auto Owner Trust Series 2012-A, Class A3 0.84%, due 8/15/16	150,000	150,607
	Huntington Auto Trust Series 2012-2, Class A3 0.51%, due 4/17/17	200,000	199,971
	Hyundai Auto Receivables Trust Series 2012-A, Class A3 0.72%, due 3/15/16	156,000	156,489
	Mercedes-Benz Auto Receivables Trust Series 2012-1, Class A3 0.47%, due 10/17/16	300,000	299,782
	USAA Auto Owner Trust Series 2012-1, Class A3 0.43%, due 8/15/16	100,000	99,773
	Volkswagen Auto Loan Enhanced Trust Series 2012-1, Class A3 0.85%, due 8/22/16	150,000	150,713
	World Omni Automobile Lease Securitization Trust Series 2012-A, Class A3 0.93%, due 11/16/15	100,000	100,485
			1,248,267
	Credit Cards 0.0%‡
	Discover Card Master Trust Series 2012-A1, Class A1 0.81%, due 8/15/17	86,000	86,522

	Other ABS 0.9%
	Carlyle Global Market Strategies Series 2013-2A, Class A1 1.43%, due 4/18/25 (a)(b)(c)	250,000	250,000
	CNH Equipment Trust Series 2012-C, Class A3 0.57%, due 12/15/17	200,000	200,089
	Dryden XXII Senior Loan Fund Series 2013-26A, Class A 1.38%, due 7/15/25 (a)(b)(c)	280,000	280,000
	John Deere Owner Trust
	Series 2012-B, Class A3 0.53%, due 7/15/16	200,000	199,941
	Series 2012-A, Class A3 0.75%, due 3/15/16	200,000	200,516
	Nomad CLO, Ltd. Series 2013-1A, Class A1 1.492%, due 1/15/25 (a)(b)(c)	275,000	275,000
	Race Point CLO, Ltd. Series 2013-8A, Class A 1.539%, due 2/20/25 (a)(b)(c)	270,000	270,000
	Sheridan Square CLO, Ltd. Series 2013-1A, Class A2 1.376%, due 4/15/25 (a)(b)(c)	275,000	275,000
			1,950,546
	Total Asset-Backed Securities (Cost $3,281,886)		3,285,335

	Corporate Bonds 15.6%
	Aerospace & Defense 0.4%
	BAE Systems PLC 3.50%, due 10/11/16 (c)	100,000	105,587
	General Dynamics Corp.
	2.25%, due 7/15/16	50,000	52,355
	2.25%, due 11/15/22	250,000	240,338
	Northrop Grumman Corp. 1.85%, due 11/15/15	100,000	102,070
	United Technologies Corp. 1.80%, due 6/1/17	300,000	309,446
			809,796
	Auto Manufacturers 0.1%
	Daimler Finance North America LLC 3.875%, due 9/15/21 (c)	200,000	216,405
	Volkswagen International Finance N.V. 1.625%, due 3/22/15 (c)	100,000	101,257
			317,662
	Banks 4.8%
	Abbey National Treasury Services PLC 4.00%, due 4/27/16	300,000	319,011
¤	Bank of America Corp.
	2.00%, due 1/11/18	375,000	373,216
	3.30%, due 1/11/23	400,000	394,424
	5.65%, due 5/1/18	375,000	433,803
	Bank of Montreal 1.95%, due 1/30/17 (c)	325,000	337,968
	BB&T Corp. 1.45%, due 1/12/18	100,000	99,746
	BNP Paribas S.A. 3.25%, due 3/3/23	275,000	267,274
	Capital One Financial Corp.
	1.00%, due 11/6/15	250,000	249,070
	2.15%, due 3/23/15	150,000	153,076
¤	Citigroup, Inc.
	3.375%, due 3/1/23	25,000	25,201
	4.587%, due 12/15/15	160,000	173,435
	5.375%, due 8/9/20	250,000	292,687
	5.50%, due 10/15/14	450,000	480,193
	6.00%, due 8/15/17	100,000	116,757
	6.01%, due 1/15/15	25,000	27,071
	Commonwealth Bank of Australia 1.95%, due 3/16/15	250,000	255,922
	Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A.
	3.375%, due 1/19/17	200,000	214,123
	3.875%, due 2/8/22	100,000	105,486
	3.95%, due 11/9/22	500,000	503,420
¤	Goldman Sachs Group, Inc. (The)
	2.375%, due 1/22/18	400,000	405,453
	3.625%, due 2/7/16	75,000	79,649
	3.625%, due 1/22/23	100,000	100,703
	5.375%, due 3/15/20	125,000	142,412
	6.00%, due 6/15/20	100,000	118,022
	HSBC Bank PLC
	3.50%, due 6/28/15 (c)	250,000	264,482
	4.125%, due 8/12/20 (c)	350,000	384,814
¤	JPMorgan Chase & Co.
	3.25%, due 9/23/22	225,000	224,653
	4.50%, due 1/24/22	500,000	547,960
	KeyBank N.A. 1.65%, due 2/1/18	250,000	252,263
	KeyCorp 6.50%, due 5/14/13	275,000	276,890
	Korea Development Bank 3.875%, due 5/4/17	200,000	216,563
	Landwirtschaftliche Rentenbank 2.50%, due 2/15/16	100,000	105,490
	Morgan Stanley
	4.875%, due 11/1/22	225,000	238,525
	5.50%, due 1/26/20	200,000	229,151
	Royal Bank of Scotland Group PLC 2.55%, due 9/18/15	450,000	462,505
	Skandinaviska Enskilda Banken AB 1.75%, due 3/19/18 (c)	200,000	199,900
	Societe Generale S.A. 2.75%, due 10/12/17	250,000	256,054
	Svenska Handelsbanken AB 2.875%, due 4/4/17	250,000	263,955
	Swedbank AB 1.75%, due 3/12/18 (c)	200,000	199,212
	UBS A.G. 2.25%, due 1/28/14	250,000	253,333
	Wachovia Bank 4.80%, due 11/1/14	440,000	467,709
	Wells Fargo & Co. 3.45%, due 2/13/23	250,000	251,680
	Westpac Banking Corp. 1.125%, due 9/25/15	100,000	100,756
			10,864,017
	Beverages 0.3%
	Anheuser-Busch InBev Worldwide, Inc.
	1.375%, due 7/15/17	250,000	252,082
	4.375%, due 2/15/21	75,000	85,854
	Diageo Capital PLC 1.50%, due 5/11/17	100,000	101,379
	SABMiller Holdings, Inc. 2.45%, due 1/15/17 (c)	250,000	260,248
			699,563
	Building Materials 0.1%
	CRH America, Inc. 4.125%, due 1/15/16	100,000	105,711

	Chemicals 0.3%
	Dow Chemical Co. (The)
	3.00%, due 11/15/22	150,000	147,420
	5.70%, due 5/15/18	150,000	176,822
	Eastman Chemical Co. 2.40%, due 6/1/17	75,000	77,851
	Ecolab, Inc.
	1.45%, due 12/8/17	125,000	124,129
	4.35%, due 12/8/21	175,000	193,086
			719,308
	Computers 0.3%
	Hewlett-Packard Co.
	2.35%, due 3/15/15	425,000	433,596
	4.65%, due 12/9/21	225,000	233,303
			666,899
	Cosmetics & Personal Care 0.0%‡
	Procter & Gamble Co. (The) 1.45%, due 8/15/16	50,000	51,222

	Diversified Financial Services 0.4%
	General Electric Capital Corp.
	1.625%, due 4/2/18	100,000	99,571
	2.10%, due 12/11/19	175,000	177,905
	2.30%, due 4/27/17	350,000	362,197
	6.00%, due 8/7/19	225,000	273,164
			912,837
	Electric 1.3%
	American Electric Power Co., Inc. 1.65%, due 12/15/17	200,000	200,675
	Commonwealth Edison Co. 1.95%, due 9/1/16	100,000	103,574
	Entergy Louisiana LLC
	1.875%, due 12/15/14	25,000	25,510
	3.30%, due 12/1/22	50,000	50,499
	Entergy Mississippi, Inc. 3.10%, due 7/1/23	50,000	50,397
	FirstEnergy Corp. 4.25%, due 3/15/23	275,000	278,129
	GDF Suez 1.625%, due 10/10/17 (c)	75,000	75,388
	Great Plains Energy, Inc.
	2.75%, due 8/15/13	250,000	251,529
	4.85%, due 6/1/21	55,000	61,433
	5.292%, due 6/15/22 (d)	45,000	51,070
	Hydro-Quebec 2.00%, due 6/30/16	150,000	155,970
	Kansas City Power & Light Co. 7.15%, due 4/1/19	250,000	326,424
	NextEra Energy Capital Holdings, Inc. 1.20%, due 6/1/15	100,000	100,756
	Niagara Mohawk Power Corp. 2.721%, due 11/28/22 (c)	100,000	98,509
	Nisource Finance Corp. 4.45%, due 12/1/21	100,000	110,091
	NSTAR Electric Co. 2.375%, due 10/15/22	150,000	147,054
	Pepco Holdings, Inc. 2.70%, due 10/1/15	100,000	103,685
	PPL Capital Funding, Inc.
	3.50%, due 12/1/22	100,000	100,738
	4.20%, due 6/15/22	100,000	105,389
	Progress Energy, Inc. 6.05%, due 3/15/14	250,000	262,641
	Westar Energy, Inc. 6.00%, due 7/1/14	300,000	319,290
			2,978,751
	Finance - Auto Loans 0.3%
	Ford Motor Credit Co. LLC 4.25%, due 9/20/22	575,000	594,521

	Finance - Commercial 0.1%
	Caterpillar Financial Services Corp. 2.05%, due 8/1/16	225,000	233,433

	Finance - Consumer Loans 0.2%
	John Deere Capital Corp.
	1.70%, due 1/15/20	250,000	246,217
	2.80%, due 9/18/17	50,000	53,451
	5.75%, due 9/10/18	75,000	91,339
			391,007
	Finance - Credit Card 0.1%
	American Express Co. 5.50%, due 9/12/16	250,000	285,100

	Finance - Investment Banker/Broker 0.1%
	BNP Paribas Home Loan Covered Bonds S.A. 2.20%, due 11/2/15 (c)	175,000	180,810

	Finance - Leasing Companies 0.0%‡
	Boeing Capital Corp. 2.90%, due 8/15/18	50,000	53,530

	Finance - Other Services 0.1%
	Aon Corp. 3.125%, due 5/27/16	75,000	79,201
	National Rural Utilities Cooperative Finance Corp.
	1.90%, due 11/1/15	100,000	102,811
	3.05%, due 2/15/22	100,000	104,275
			286,287
	Food 0.7%
	ConAgra Foods, Inc. 1.90%, due 1/25/18	375,000	378,707
	General Mills, Inc. 3.15%, due 12/15/21	200,000	209,706
	Ingredion, Inc.
	1.80%, due 9/25/17	75,000	75,145
	4.625%, due 11/1/20	250,000	278,442
	Kellogg Co. 1.75%, due 5/17/17	75,000	76,487
	Mondelez International, Inc. 4.125%, due 2/9/16	450,000	489,888
	Unilever Capital Corp. 0.85%, due 8/2/17	100,000	99,245
			1,607,620
	Forest Products & Paper 0.1%
	International Paper Co. 4.75%, due 2/15/22	200,000	225,125

	Gas 0.0%‡
	Sempra Energy 2.30%, due 4/1/17	75,000	77,955

	Hand & Machine Tools 0.0%‡
	Stanley Black & Decker, Inc. 3.40%, due 12/1/21	50,000	52,391

	Health Care - Products 0.2%
	Becton Dickinson and Co. 3.125%, due 11/8/21	200,000	208,526
	CR Bard, Inc. 1.375%, due 1/15/18	75,000	74,895
	Zimmer Holdings, Inc. 1.40%, due 11/30/14	100,000	100,695
			384,116
	Health Care - Services 0.1%
	Aetna, Inc. 1.75%, due 5/15/17	50,000	50,852
	WellPoint, Inc. 1.875%, due 1/15/18	200,000	202,561
			253,413
	Insurance 0.6%
	Assurant, Inc. 2.50%, due 3/15/18	250,000	248,215
	ING U.S., Inc. 2.90%, due 2/15/18 (c)	90,000	91,287
	Markel Corp. 3.625%, due 3/30/23	50,000	50,190
	MetLife, Inc. 1.756%, due 12/15/17	150,000	151,842
	Metropolitan Life Global Funding I
	1.50%, due 1/10/18 (c)	175,000	175,763
	5.125%, due 6/10/14 (c)	225,000	237,162
	Nationwide Financial Services, Inc. 5.375%, due 3/25/21 (c)	100,000	110,324
	Principal Financial Group, Inc. 8.875%, due 5/15/19	90,000	122,443
	Prudential Financial, Inc. 4.50%, due 11/16/21	100,000	111,243
			1,298,469
	Iron & Steel 0.1%
	ArcelorMittal 4.25%, due 2/25/15	100,000	103,375
	Carpenter Technology Corp. 4.45%, due 3/1/23	125,000	128,370
			231,745
	Lodging 0.1%
	Wyndham Worldwide Corp. 3.90%, due 3/1/23	225,000	225,736

	Machinery - Diversified 0.1%
	Roper Industries, Inc. 6.625%, due 8/15/13	150,000	153,185

	Media 0.2%
	COX Communications, Inc. 5.45%, due 12/15/14	64,000	69,121
	DIRECTV Holdings LLC / DIRECTV Financing Co., Inc. 3.50%, due 3/1/16	75,000	79,645
	Reed Elsevier Capital, Inc. 7.75%, due 1/15/14	100,000	105,377
	Time Warner Cable, Inc. 6.75%, due 7/1/18	100,000	123,057
	Viacom, Inc. 1.25%, due 2/27/15	100,000	100,703
			477,903
	Metal Fabricate & Hardware 0.0%‡
	Precision Castparts Corp. 2.50%, due 1/15/23	100,000	98,805

	Mining 0.6%
	BHP Billiton Finance USA, Ltd. 1.875%, due 11/21/16	150,000	154,704
	Freeport-McMoRan Copper & Gold, Inc.
	2.375%, due 3/15/18 (c)	225,000	225,940
	3.875%, due 3/15/23 (c)	225,000	225,651
	Goldcorp, Inc. 2.125%, due 3/15/18	125,000	125,409
	Rio Tinto Finance USA, Ltd. 2.25%, due 9/20/16	275,000	285,285
	Teck Resources, Ltd. 3.75%, due 2/1/23	300,000	292,774
			1,309,763
	Miscellaneous - Manufacturing 0.1%
	Eaton Corp. 1.50%, due 11/2/17 (c)	150,000	150,430
	General Electric Co. 2.70%, due 10/9/22	50,000	50,004
	Tyco Electronics Group S.A. 1.60%, due 2/3/15	50,000	50,593
			251,027
	Oil & Gas 0.6%
	BP Capital Markets PLC 1.846%, due 5/5/17	75,000	76,882
	Marathon Oil Corp. 0.90%, due 11/1/15	275,000	274,329
	Petrobras International Finance Co. 2.875%, due 2/6/15	200,000	204,153
	Petroleos Mexicanos 3.50%, due 1/30/23 (c)	100,000	99,750
	Phillips 66 2.95%, due 5/1/17	125,000	132,474
	Shell International Finance B.V.
	1.125%, due 8/21/17	150,000	150,577
	2.25%, due 1/6/23	150,000	146,015
	Statoil ASA 2.45%, due 1/17/23	100,000	98,374
	Total Capital International S.A.
	1.55%, due 6/28/17	100,000	101,628
	2.875%, due 2/17/22	125,000	128,656
			1,412,838
	Oil & Gas Services 0.0%‡
	Cameron International Corp. 1.60%, due 4/30/15	50,000	50,464

	Packaging & Containers 0.1%
	Bemis Co., Inc. 5.65%, due 8/1/14	215,000	228,133

	Pharmaceuticals 0.7%
	AbbVie, Inc. 1.75%, due 11/6/17 (c)	300,000	303,648
	Actavis, Inc. 3.25%, due 10/1/22	125,000	126,711
	Express Scripts Holding Co. 2.10%, due 2/12/15	300,000	306,473
	Merck & Co., Inc. 2.40%, due 9/15/22	150,000	148,881
	Novartis Securities Investment, Ltd. 5.125%, due 2/10/19	125,000	149,252
	Sanofi
	2.625%, due 3/29/16	150,000	157,914
	4.00%, due 3/29/21	125,000	139,086
	Teva Pharmaceutical Finance Co. B.V. 2.40%, due 11/10/16	100,000	104,470
	Teva Pharmaceutical Finance IV B.V. 3.65%, due 11/10/21	200,000	212,840
			1,649,275
	Pipelines 0.4%
	Energy Transfer Partners, L.P. 5.20%, due 2/1/22	175,000	196,479
	Enterprise Products Operating LLC 1.25%, due 8/13/15	100,000	100,731
	ONEOK Partners, L.P. 2.00%, due 10/1/17	100,000	101,054
	Plains All American Pipeline, L.P. / PAA Finance Corp. 8.75%, due 5/1/19	200,000	270,946
	Texas Eastern Transmission, L.P. 2.80%, due 10/15/22 (c)	175,000	174,868
	Williams Cos., Inc. (The) 3.70%, due 1/15/23	150,000	148,907
			992,985
	Real Estate 0.1%
	American Campus Communities Operating Partnership, L.P. 3.75%, due 4/15/23	100,000	100,580
	WEA Finance LLC / WT Finance Aust Pty, Ltd. 5.75%, due 9/2/15 (c)	100,000	111,056
			211,636
	Real Estate Investment Trusts 0.8%
	Brandywine Operating Partnership, L.P. 5.70%, due 5/1/17	300,000	338,171
	DDR Corp. 4.75%, due 4/15/18	200,000	221,107
	Hospitality Properties Trust 6.30%, due 6/15/16	170,000	188,858
	National Retail Properties, Inc. 6.25%, due 6/15/14	200,000	211,631
	Prologis, L.P. 6.625%, due 5/15/18	575,000	691,452
	Realty Income Corp. 2.00%, due 1/31/18	150,000	150,977
			1,802,196
	Retail 0.1%
	Costco Wholesale Corp. 1.70%, due 12/15/19	150,000	149,951
	Home Depot, Inc. (The) 4.40%, due 4/1/21	125,000	144,277
			294,228
	Semiconductors 0.1%
	Samsung Electronics America, Inc. 1.75%, due 4/10/17 (c)	200,000	202,860

	Telecommunications 0.7%
	America Movil S.A.B. de C.V. 3.125%, due 7/16/22	200,000	196,130
	AT&T, Inc.
	1.70%, due 6/1/17	100,000	101,188
	2.40%, due 8/15/16	200,000	208,542
	2.625%, due 12/1/22	200,000	193,109
	Cellco Partnership / Verizon Wireless Capital LLC 5.55%, due 2/1/14	300,000	311,806
	France Telecom S.A. 2.75%, due 9/14/16	100,000	104,513
	Telefonica Emisiones SAU 2.582%, due 4/26/13	125,000	125,123
	Verizon Communications, Inc. 2.00%, due 11/1/16	100,000	103,206
	Vivendi S.A. 2.40%, due 4/10/15 (c)	100,000	101,972
	Vodafone Group PLC 1.25%, due 9/26/17	100,000	99,200
			1,544,789
	Textiles 0.1%
	Mohawk Industries, Inc. 3.85%, due 2/1/23	100,000	101,660

	Transportation 0.1%
	Burlington Northern Santa Fe LLC 4.70%, due 10/1/19	125,000	145,583
	Total Corporate Bonds (Cost $34,386,882)		35,434,354

	Foreign Government Bonds 0.5%
	Regional (State & Province) 0.3%
	Province of Manitoba Canada 2.625%, due 7/15/15	75,000	78,675
	Province of Ontario 1.10%, due 10/25/17	425,000	425,510
	Province of Quebec 3.50%, due 7/29/20	200,000	221,500
			725,685
	Sovereign 0.2%
	Italy Government International Bond 4.75%, due 1/25/16	175,000	184,135
	Poland Government International Bond 5.00%, due 3/23/22	50,000	57,122
	Romanian Government International Bond 4.375%, due 8/22/23 (c)	250,000	244,795
			486,052
	Total Foreign Government Bonds (Cost $1,204,101)		1,211,737

	Mortgage-Backed Securities 0.5%
	Commercial Mortgage Loans (Collateralized Mortgage Obligations) 0.3%
	JP Morgan Chase Commercial Mortgage Securities Corp.
	Series 2012-C6, Class A2 2.206%, due 5/15/45	100,000	104,059
	Series 2006-CB15, Class A4 5.814%, due 6/12/43 (a)	150,000	167,817
	LB-UBS Commercial Mortgage Trust Series 2006-C7, Class A3 5.347%, due 11/15/38	200,000	226,217
	Morgan Stanley Capital I, Inc. Series 2007-T25, Class A3 5.514%, due 11/12/49 (a)	200,000	228,436
			726,529
	Whole Loan Collateral (Collateralized Mortgage Obligations) 0.2%
	Fosse Master Issuer PLC Series 2011-1A, Class A5 1.803%, due 10/18/54 (a)(c)	200,000	205,630
	Holmes Master Issuer PLC Series Reg S 1.954%, due 10/15/54 (a)(c)	175,000	178,599
			384,229
	Total Mortgage-Backed Securities (Cost $1,093,062)		1,110,758

	U.S. Government & Federal Agencies 18.8%
	Federal Home Loan Bank 0.2%
	1.30%, due 2/27/18	200,000	200,147
	1.375%, due 5/28/14	300,000	304,049
			504,196
¤	Federal Home Loan Mortgage Corporation 1.2%
	0.50%, due 4/17/15	550,000	552,150
	0.50%, due 9/25/15	100,000	100,035
	0.53%, due 11/20/15	150,000	150,078
	0.60%, due 5/22/15	200,000	200,117
	0.75%, due 11/25/14	480,000	483,941
	0.75%, due 1/12/18	200,000	198,778
	0.875%, due 3/7/18	250,000	249,506
	1.00%, due 9/27/17	75,000	75,201
	1.75%, due 9/10/15	300,000	309,983
	1.75%, due 5/30/19	325,000	334,268
			2,654,057
¤	Federal National Mortgage Association 1.2%
	0.375%, due 3/16/15	400,000	400,541
	0.60%, due 3/4/16	100,000	100,057
	0.70%, due 9/6/16	175,000	175,238
	0.75%, due 12/19/14	50,000	50,397
	0.875%, due 12/20/17	200,000	199,836
	1.00%, due 12/28/17	100,000	99,819
	1.25%, due 9/28/16	500,000	512,088
	1.25%, due 1/30/17	230,000	235,021
	1.375%, due 11/15/16	850,000	875,381
	2.75%, due 3/13/14	100,000	102,448
			2,750,826
¤	United States Treasury Notes 16.2%
	0.125%, due 12/31/14	530,000	529,089
	0.25%, due 9/30/14	385,000	385,196
	0.25%, due 10/31/14	720,000	720,310
	0.25%, due 1/31/15	1,465,000	1,465,343
	0.25%, due 5/15/15	1,460,000	1,459,315
	0.25%, due 8/15/15	1,010,000	1,008,816
	0.25%, due 9/15/15	1,375,000	1,373,067
	0.25%, due 12/15/15	870,000	868,165
	0.375%, due 4/15/15	1,610,000	1,613,523
	0.375%, due 11/15/15	1,520,000	1,522,374
	0.375%, due 1/15/16	1,225,000	1,226,245
	0.375%, due 2/15/16	3,900,000	3,902,437
	0.375%, due 3/15/16	1,300,000	1,300,812
	0.50%, due 7/31/17	200,000	198,859
	0.75%, due 12/31/17	3,450,000	3,454,582
	0.75%, due 2/28/18	1,620,000	1,619,621
	0.875%, due 1/31/18	2,745,000	2,762,799
	1.00%, due 8/31/19	200,000	198,625
	1.00%, due 9/30/19	150,000	148,875
	1.00%, due 11/30/19	175,000	173,209
	1.25%, due 2/29/20	2,800,000	2,804,374
	1.375%, due 9/30/18	840,000	862,575
	1.375%, due 1/31/20	400,000	404,562
	1.50%, due 8/31/18	2,600,000	2,687,953
	2.00%, due 2/15/23	255,000	258,227
	2.25%, due 7/31/18	3,600,000	3,864,938
			36,813,891
	Total U.S. Government & Federal Agencies (Cost $42,284,463)		42,722,970

	Yankee Bonds 0.1% (e)
	Transportation 0.1%
	Canadian National Railway Co. 1.45%, due 12/15/16	125,000	127,478
	Total Yankee Bond (Cost $124,295)		127,478
	Total Long-Term Bonds (Cost $82,374,689)		83,892,632

		Shares	Value
	Common Stocks 60.3%
	Aerospace & Defense 1.2%
	Boeing Co. (The)	6,085	522,397
	General Dynamics Corp.	7,394	521,351
	Lockheed Martin Corp.	4,258	410,982
	Northrop Grumman Corp.	7,625	534,894
	Raytheon Co.	7,929	466,146
	Spirit Aerosystems Holdings, Inc. Class A (f)	13,717	260,486
			2,716,256
	Agriculture 0.8%
	Altria Group, Inc.	11,659	400,953
	Archer-Daniels-Midland Co.	15,648	527,807
	Philip Morris International, Inc.	4,315	400,044
	Reynolds American, Inc.	9,103	404,992
			1,733,796
	Airlines 0.7%
	Copa Holdings S.A. Class A	3,848	460,259
	Delta Air Lines, Inc. (f)	31,755	524,275
	Southwest Airlines Co.	50,508	680,848
			1,665,382
	Auto Manufacturers 0.7%
	Ford Motor Co.	38,347	504,263
	General Motors Co. (f)	16,141	449,043
	Oshkosh Corp. (f)	12,639	537,031
			1,490,337
	Auto Parts & Equipment 0.2%
	Johnson Controls, Inc.	11,282	395,660

	Banks 3.9%
¤	Bank of America Corp.	42,527	517,979
	Bank of New York Mellon Corp. (The)	17,764	497,214
	BB&T Corp.	12,420	389,864
	Capital One Financial Corp.	7,229	397,234
	CIT Group, Inc. (f)	15,099	656,505
¤	Citigroup, Inc.	8,303	367,325
	Fifth Third Bancorp	20,156	328,744
	First Republic Bank	13,652	527,240
¤	Goldman Sachs Group, Inc. (The)	2,951	434,240
	Huntington Bancshares, Inc.	72,279	534,142
¤	JPMorgan Chase & Co.	10,097	479,204
	KeyCorp	42,446	422,762
	Morgan Stanley	17,284	379,902
	Northern Trust Corp.	11,740	640,534
	PNC Financial Services Group, Inc.	5,947	395,475
	State Street Corp.	8,590	507,583
	SunTrust Banks, Inc.	18,795	541,484
	SVB Financial Group (f)	639	45,331
	U.S. Bancorp	11,570	392,570
	Wells Fargo & Co.	10,659	394,276
			8,849,608
	Beverages 0.4%
	Coca-Cola Enterprises, Inc.	12,678	468,072
	Green Mountain Coffee Roasters, Inc. (f)	8,607	488,533
			956,605
	Biotechnology 0.1%
	Charles River Laboratories International, Inc. (f)	4,229	187,218
	Life Technologies Corp. (f)	486	31,410
			218,628
	Chemicals 1.0%
	Air Products & Chemicals, Inc.	4,383	381,847
	Dow Chemical Co. (The)	11,704	372,655
	Huntsman Corp.	18,984	352,913
	LyondellBasell Industries, N.V., Class A	7,950	503,155
	Mosaic Co. (The)	6,321	376,795
	W.R. Grace & Co. (f)	1,914	148,354
	Westlake Chemical Corp.	2,464	230,384
			2,366,103
	Coal 0.1%
	Alpha Natural Resources, Inc. (f)	20,360	167,156

	Commercial Services 1.6%
	ADT Corp. (The)	10,461	511,961
	Booz Allen Hamilton Holding Corp.	20,654	277,590
	CoreLogic, Inc. (f)	17,966	464,601
	DeVry, Inc.	14,456	458,978
	H&R Block, Inc.	5,012	147,453
	Hertz Global Holdings, Inc. (f)	23,280	518,213
	Manpower, Inc.	9,505	539,124
	R.R. Donnelley & Sons Co.	19,441	234,264
	Service Corp. International	10,046	168,069
	Total System Services, Inc.	10,720	265,642
			3,585,895
	Computers 1.7%
	Brocade Communications Systems, Inc. (f)	82,672	477,017
	Computer Sciences Corp.	12,806	630,439
	Dell, Inc.	31,875	456,769
	Hewlett-Packard Co.	23,483	559,835
	Lexmark International, Inc. Class A	18,736	494,630
	NetApp, Inc. (f)	15,185	518,720
	Western Digital Corp.	12,340	620,455
			3,757,865
	Cosmetics & Personal Care 0.4%
	Colgate-Palmolive Co.	3,992	471,176
	Procter & Gamble Co. (The)	5,873	452,573
			923,749
	Electric 3.7%
	AES Corp. (The)	51,191	643,471
	Ameren Corp.	5,209	182,419
	American Electric Power Co., Inc.	9,533	463,590
	CMS Energy Corp.	40	1,118
	Consolidated Edison, Inc.	6,702	409,023
	Dominion Resources, Inc.	6,993	406,853
	DTE Energy Co.	11,028	753,654
	Duke Energy Corp.	5,635	409,045
	Edison International	14,027	705,839
	Entergy Corp.	1,676	105,990
	Exelon Corp.	12,133	418,346
	FirstEnergy Corp.	9,454	398,959
	NextEra Energy, Inc.	5,324	413,568
	NRG Energy, Inc.	13,966	369,959
	NV Energy, Inc.	4,117	82,464
	PG&E Corp.	10,434	464,626
	Pinnacle West Capital Corp.	6,206	359,265
	PPL Corp.	4,913	153,826
	Public Service Enterprise Group, Inc.	11,960	410,706
	Southern Co. (The)	8,685	407,500
	Wisconsin Energy Corp.	8,362	358,646
	Xcel Energy, Inc.	14,532	431,600
			8,350,467
	Electrical Components & Equipment 0.5%
	Emerson Electric Co.	8,953	500,204
	Energizer Holdings, Inc.	6,049	603,267
			1,103,471
	Electronics 0.7%
	Avnet, Inc. (f)	2,905	105,161
	AVX Corp.	4,276	50,884
	Thermo Fisher Scientific, Inc.	5,876	449,455
	Tyco International, Ltd.	16,154	516,928
	Vishay Intertechnology, Inc. (f)	33,934	461,842
			1,584,270
	Engineering & Construction 0.5%
	AECOM Technology Corp. (f)	15,741	516,305
	Chicago Bridge & Iron Co. N.V.	4,318	268,148
	Engility Holdings, Inc. (f)	11,128	266,849
			1,051,302
	Entertainment 0.2%
	Regal Entertainment Group Class A	26,600	443,422

	Environmental Controls 0.2%
	Covanta Holding Corp.	2,542	51,221
	Waste Management, Inc.	12,209	478,715
			529,936
	Finance - Credit Card 0.4%
	American Express Co.	6,027	406,582
	Discover Financial Services	12,018	538,887
			945,469
	Finance - Investment Banker/Broker 0.6%
	Charles Schwab Corp. (The)	28,643	506,695
	Interactive Brokers Group, Inc. Class A	23,699	353,352
	Raymond James Financial, Inc.	5,915	272,681
	TD Ameritrade Holding Corp.	13,181	271,792
			1,404,520
	Finance - Other Services 0.2%
	CME Group, Inc.	6,247	383,503

	Food 2.7%
	ConAgra Foods, Inc.	17,584	629,683
	Dean Foods Co. (f)	24,220	439,109
	General Mills, Inc.	9,791	482,794
	Hillshire Brands Co.	4,498	158,105
	Ingredion, Inc.	7,605	549,994
	J.M. Smucker Co. (The)	2,883	285,878
	Kellogg Co.	7,304	470,597
	Kraft Foods Group, Inc.	10,203	525,760
	Mondelez International, Inc. Class A	13,815	422,877
	Safeway, Inc.	21,186	558,251
	Smithfield Foods, Inc. (f)	20,455	541,648
	Sysco Corp.	11,666	410,293
	Tyson Foods, Inc. Class A	25,251	626,730
			6,101,719
	Forest Products & Paper 0.2%
	International Paper Co.	11,233	523,233

	Gas 0.5%
	CenterPoint Energy, Inc.	22,560	540,537
	Sempra Energy	1,704	136,218
	UGI Corp.	13,787	529,283
			1,206,038
	Hand & Machine Tools 0.2%
	Regal-Beloit Corp.	6,161	502,491

	Health Care - Products 2.0%
	Baxter International, Inc.	6,487	471,216
	Becton, Dickinson & Co.	5,567	532,261
	Boston Scientific Corp. (f)	96,119	750,689
	CareFusion Corp. (f)	18,374	642,906
	Covidien PLC	6,921	469,520
	Hill-Rom Holdings, Inc.	13,759	484,592
	Medtronic, Inc.	9,882	464,059
	St. Jude Medical, Inc.	4,786	193,546
	Stryker Corp.	6,803	443,828
			4,452,617
	Health Care - Services 2.5%
	Aetna, Inc.	10,052	513,858
	Cigna Corp.	10,426	650,270
	Covance, Inc. (f)	7,206	535,550
	HCA Holdings, Inc.	12,459	506,209
	Health Management Associates, Inc. Class A (f)	42,249	543,745
	Humana, Inc.	8,282	572,369
	LifePoint Hospitals, Inc. (f)	10,200	494,292
	Tenet Healthcare Corp. (f)	12,215	581,190
	UnitedHealth Group, Inc.	9,409	538,289
	Universal Health Services, Inc. Class B	5,103	325,928
	WellPoint, Inc.	7,901	523,283
			5,784,983
	Holding Company - Diversified 0.3%
	Leucadia National Corp.	20,818	571,038

	Home Builders 0.3%
	PulteGroup, Inc. (f)	30,506	617,441

	Home Furnishing 0.2%
	Whirlpool Corp.	4,262	504,877

	Household Products & Wares 0.5%
	Avery Dennison Corp.	12,746	548,970
	Jarden Corp. (f)	93	3,964
	Kimberly-Clark Corp.	5,491	538,008
			1,090,942
	Insurance 5.9%
	ACE, Ltd.	5,103	454,014
	Aflac, Inc.	10,165	528,783
	Alleghany Corp. (f)	736	291,397
	Allied World Assurance Co. Holdings, A.G.	5,020	465,454
	Allstate Corp. (The)	10,684	524,264
	American Financial Group, Inc.	3,449	163,414
	American International Group, Inc. (f)	13,198	512,346
	American National Insurance Co.	1,369	118,925
	Aon PLC	1,854	114,021
	Arch Capital Group, Ltd. (f)	3,240	170,327
	Aspen Insurance Holdings, Ltd.	12,914	498,222
	Assurant, Inc.	11,775	529,993
	Axis Capital Holdings, Ltd.	12,814	533,319
	Berkshire Hathaway, Inc. Class B (f)	4,370	455,354
	Chubb Corp. (The)	5,976	523,079
	CNA Financial Corp.	2,977	97,318
	Community Health Systems, Inc.	11,897	563,799
	Everest Re Group, Ltd.	3,944	512,168
	Fidelity National Financial, Inc. Class A	22,629	570,930
	Genworth Financial, Inc. Class A (f)	29,458	294,580
	Hartford Financial Services Group, Inc. (The)	24,583	634,241
	Loews Corp.	8,828	389,050
	Marsh & McLennan Cos., Inc.	10,636	403,849
	MetLife, Inc.	9,808	372,900
	PartnerRe, Ltd.	6,266	583,427
	Principal Financial Group, Inc.	12,306	418,773
	Progressive Corp. (The)	1,102	27,848
	Protective Life Corp.	8,111	290,374
	Prudential Financial, Inc.	7,553	445,552
	Reinsurance Group of America, Inc.	6,806	406,114
	RenaissanceRe Holdings, Ltd.	1,862	171,285
	StanCorp Financial Group, Inc.	5,248	224,405
	Travelers Cos., Inc. (The)	6,252	526,356
	Validus Holdings, Ltd.	13,660	510,474
	White Mountains Insurance Group, Ltd.	170	96,410
			13,422,765
	Internet 1.3%
	AOL, Inc. (f)	12,743	490,478
	Expedia, Inc.	7,366	442,034
	Liberty Interactive Corp. Class A (f)	29,157	623,377
	Symantec Corp. (f)	36,588	902,992
	Yahoo!, Inc. (f)	17,569	413,398
			2,872,279
	Investment Company 0.2%
	American Capital Ltd. (f)	37,044	540,657

	Investment Management/Advisory Services 0.4%
	Ameriprise Financial, Inc.	236	17,381
	BlackRock, Inc.	2,011	516,586
	Franklin Resources, Inc.	3,028	456,653
			990,620
	Iron & Steel 0.0%‡
	Nucor Corp.	299	13,799

	Leisure Time 0.2%
	Carnival Corp.	14,413	494,366

	Machinery - Construction & Mining 0.2%
	Terex Corp. (f)	11,749	404,401

	Machinery - Diversified 0.2%
	AGCO Corp.	5,138	267,793
	Gardner Denver, Inc.	2,776	208,505
			476,298
	Media 2.0%
	Cablevision Systems Corp. Class A	32,118	480,485
	CBS Corp. Class B	9,681	452,006
	Comcast Corp. Class A	12,512	525,629
	DISH Network Corp. Class A	12,176	461,470
	Gannett Co., Inc.	14,180	310,117
	Liberty Media Corp. (f)	522	58,271
	News Corp. Class A	16,802	512,797
	Thomson Reuters Corp.	14,503	471,058
	Time Warner, Inc.	7,929	456,869
	Walt Disney Co. (The)	7,870	447,016
	Washington Post Co. Class B	1,015	453,705
			4,629,423
	Metal Fabricate & Hardware 0.1%
	Timken Co.	2,697	152,596

	Mining 0.6%
	Freeport-McMoRan Copper & Gold, Inc.	11,884	393,360
	Newmont Mining Corp.	9,954	416,973
	Southern Copper Corp.	12,271	461,022
			1,271,355
	Miscellaneous - Manufacturing 1.4%
	3M Co.	4,287	455,751
	Carlisle Cos., Inc.	7,606	515,611
	Danaher Corp.	8,226	511,246
	Eaton Corp. PLC	4,202	257,372
	General Electric Co.	19,187	443,603
	Illinois Tool Works, Inc.	7,421	452,236
	ITT Corp.	8,244	234,377
	Leggett & Platt, Inc.	6,882	232,474
	Trinity Industries, Inc.	2,839	128,692
			3,231,362
	Office & Business Equipment 0.2%
	Pitney Bowes, Inc.	14,796	219,869
	Xerox Corp.	22,962	197,473
			417,342
	Oil & Gas 4.2%
	Anadarko Petroleum Corp.	6,045	528,635
	Apache Corp.	5,221	402,852
	Chevron Corp.	3,787	449,971
	ConocoPhillips	7,636	458,924
	Devon Energy Corp.	6,832	385,461
	Exxon Mobil Corp.	5,067	456,587
	Hess Corp.	6,315	452,217
	HollyFrontier Corp.	13,679	703,785
	Marathon Oil Corp.	13,076	440,923
¤	Marathon Petroleum Corp.	14,494	1,298,662
	Murphy Oil Corp.	8,527	543,426
	Noble Energy, Inc.	371	42,910
	Occidental Petroleum Corp.	4,669	365,910
	Patterson-UTI Energy, Inc.	21,357	509,151
	Phillips 66	7,918	554,022
	Tesoro Corp.	11,365	665,421
	Unit Corp. (f)	2,996	136,468
	Valero Energy Corp.	24,875	1,131,564
			9,526,889
	Oil & Gas Services 0.7%
	Baker Hughes, Inc.	8,345	387,291
	Halliburton Co.	10,685	431,781
	MRC Global, Inc. (f)	380	12,513
	National-Oilwell Varco, Inc.	5,728	405,256
	RPC, Inc.	25,256	383,134
			1,619,975
	Packaging & Containers 0.5%
	Greif, Inc. Class A	8,749	469,121
	Packaging Corp. of America	1,027	46,082
	Sealed Air Corp.	23,816	574,204
			1,089,407
	Pharmaceuticals 1.8%
	Abbott Laboratories	12,935	456,864
	AbbVie, Inc.	13,711	559,135
	Bristol-Myers Squibb Co.	13,383	551,246
	Cardinal Health, Inc.	10,936	455,156
	Eli Lilly & Co.	8,253	468,688
	Johnson & Johnson	5,746	468,471
	Merck & Co., Inc.	8,902	393,736
	Omnicare, Inc.	5,736	233,570
	Pfizer, Inc.	16,170	466,666
			4,053,532
	Pipelines 0.2%
	Spectra Energy Corp.	13,683	420,752

	Real Estate Investment Trusts 3.6%
	Annaly Capital Management, Inc.	10,414	165,478
	AvalonBay Communities, Inc.	123	15,580
	BioMed Realty Trust, Inc.	453	9,785
	Boston Properties, Inc.	844	85,295
	Brandywine Realty Trust	15,884	235,877
	Camden Property Trust	2,180	149,722
	CBL & Associates Properties, Inc.	21,778	513,961
	Corporate Office Properties Trust	7,832	208,958
	Corrections Corporation of America	6,913	270,091
	DDR Corp.	4,878	84,975
	Equity Lifestyle Properties, Inc.	3,106	238,541
	Equity Residential	6,988	384,759
	General Growth Properties, Inc.	5,014	99,678
	HCP, Inc.	20,359	1,015,100
	Health Care REIT, Inc.	13,599	923,508
	Hospitality Properties Trust	18,133	497,569
	Host Hotels & Resorts, Inc.	13,383	234,069
	Jones Lang LaSalle, Inc.	1,805	179,435
	Kimco Realty Corp.	69	1,546
	Liberty Property Trust	3,295	130,976
	National Retail Properties, Inc.	3,057	110,572
	Piedmont Office Realty Trust, Inc. Class A	4,360	85,412
	ProLogis, Inc.	5,971	238,721
	Regency Centers Corp.	491	25,979
	Senior Housing Properties Trust	13,744	368,752
	Simon Property Group, Inc.	2,464	390,692
	Taubman Centers, Inc.	1,641	127,440
	Ventas, Inc.	13,997	1,024,580
	Vornado Realty Trust	3,080	257,611
	Weingarten Realty Investors	2,195	69,252
	Weyerhaeuser Co.	3,060	96,023
			8,239,937
	Retail 2.5%
	Abercrombie & Fitch Co. Class A	10,594	489,443
	American Eagle Outfitters, Inc.	21,888	409,306
	Best Buy Co., Inc.	12,869	285,048
	CVS Caremark Corp.	9,669	531,698
	Dillard's, Inc. Class A	5,731	450,170
	DSW, Inc. Class A	2,920	186,296
	GameStop Corp. Class A	19,470	544,576
	Lowe's Cos., Inc.	13,137	498,155
	Macy's, Inc.	8,993	376,267
	Sears Hometown and Outlet Stores, Inc. (f)	3,511	141,669
	Staples, Inc.	18,530	248,858
	Target Corp.	6,749	461,969
	Wal-Mart Stores, Inc.	6,207	464,470
	Walgreen Co.	12,055	574,782
			5,662,707
	Savings & Loans 0.1%
	Capitol Federal Financial, Inc.	22,071	266,397

	Semiconductors 1.2%
	Applied Materials, Inc.	16,105	217,095
	Broadcom Corp. Class A	12,901	447,278
	Intel Corp.	20,995	458,741
	KLA-Tencor Corp.	456	24,049
	Lam Research Corp. (f)	6,314	261,779
	Marvell Technology Group, Ltd.	13,931	147,390
	Micron Technology, Inc. (f)	74,182	740,336
	Texas Instruments, Inc.	12,847	455,812
			2,752,480
	Shipbuilding 0.1%
	Huntington Ingalls Industries, Inc.	6,232	332,353

	Software 0.9%
	Activision Blizzard, Inc.	40,325	587,535
	Adobe Systems, Inc. (f)	12,373	538,349
	Allscripts Healthcare Solutions, Inc. (f)	1,017	13,821
	CA, Inc.	21,709	546,415
	Electronic Arts, Inc. (f)	20,471	362,337
	Fidelity National Information Services, Inc.	2,180	86,372
			2,134,829
	Telecommunications 1.6%
	Amdocs, Ltd.	7,859	284,889
	AT&T, Inc.	12,331	452,424
	CenturyLink, Inc.	11,340	398,374
	Cisco Systems, Inc.	23,853	498,766
	Corning, Inc.	40,203	535,906
	EchoStar Corp. Class A (f)	3,139	122,327
	Harris Corp.	5,245	243,053
	MetroPCS Communications, Inc. (f)	33,082	360,594
	Polycom, Inc. (f)	42,449	470,335
	Telephone & Data Systems, Inc.	11,210	236,195
	United States Cellular Corp. (f)	2,648	95,328
			3,698,191
	Textiles 0.1%
	Mohawk Industries, Inc. (f)	2,511	284,044

	Transportation 0.9%
	Con-way, Inc.	5,164	181,824
	CSX Corp.	19,050	469,202
	FedEx Corp.	4,176	410,083
	Norfolk Southern Corp.	6,861	528,846
	Ryder System, Inc.	8,387	501,123
			2,091,078
	Water 0.0%‡
	American Water Works Co., Inc.	673	27,889
	Total Common Stocks (Cost $108,235,532)		137,096,502

	Exchange Traded Funds 2.2% (g)
¤	S&P 500 Index - SPDR Trust Series 1	16,926	2,649,765
¤	S&P Midcap 400 Index - Midcap SPDR Trust Series 1	10,777	2,260,153
	Total Exchange Traded Funds (Cost $4,735,116)		4,909,918

		Principal Amount	Value
	Short-Term Investments 0.7%

	Repurchase Agreements 0.7%
	State Street Bank and Trust Co. 0.01%, dated 3/28/13 due 4/1/13 Proceeds at Maturity $903,530 (Collateralized by Government Agency securities with rates between 2.00% and 2.08% and maturity dates between 10/17/22 and 11/2/22, with a Principal Amount of $930,000 and a Market Value of $926,293)	$903,529	903,529
	TD Securities (U.S.A.) LLC 0.14%, dated 3/28/13 due 4/1/13 Proceeds at Maturity $780,012 (Collateralized by a United States Treasury Note with a rate of 0.625% and a maturity date of 5/31/17, with a Principal Amount of $792,700 and a Market Value of $795,669)	780,000	780,000
	Total Short-Term Investments (Cost $1,683,529)		1,683,529
	Total Investments (Cost $197,028,866) (h)	100.1%	227,582,581
	Other Assets, Less Liabilities	(0.1)	(307,628)
	Net Assets	100.0%	$227,274,953

¤	Among the Portfolio's 10 largest holdings or issuers held, as of March 28, 2013, excluding short-term investments. May be subject to change daily.
†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	Floating rate - Rate shown is the rate in effect as of March 28, 2013.
(b)	Fair valued security. The total market value of these securities as of March 28, 2013 is $1,350,000, which represents 0.6% of the Portfolio's net assets.
(c)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(d)	Step coupon. Rate shown is the rate in effect as of March 28, 2013.
(e)	Yankee Bond - Dollar-denominated bond issued in the United States by a foreign bank or corporation.
(f)	Non-income producing security.
(g)	Exchange Traded Fund - An investment vehicle that represents a basket of securities that is traded on an exchange.
(h)	As of March 28, 2013, cost is $198,911,509 for federal income tax purposes and net unrealized appreciation is as follows:

Gross unrealized appreciation	$30,932,854
Gross unrealized depreciation	(2,261,782)
Net unrealized appreciation	$28,671,072

The following abbreviation is used in the above portfolio:
SPDR	-Standard & Poor's Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of March 28, 2013, for valuing the Portfolio's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities (b)	$—	$1,935,335	$1,350,000	$3,285,335
Corporate Bonds	—	35,434,354	—	35,434,354
Foreign Government Bonds	—	1,211,737	—	1,211,737
Mortgage-Backed Securities	—	1,110,758	—	1,110,758
U.S. Government & Federal Agencies	—	42,722,970	—	42,722,970
Yankee Bond	—	127,478	—	127,478
Total Long-Term Bonds	—	82,542,632	1,350,000	83,892,632
Common Stocks	137,096,502	—	—	137,096,502
Exchange Traded Funds	4,909,918	—	—	4,909,918
Short-Term Investments
Repurchase Agreements	—	1,683,529	—	1,683,529
Total Investments in Securities	$142,006,420	$84,226,161	$1,350,000	$227,582,581

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The Level 3 securities valued at $1,350,000 are held in Other ABS within the Asset-Backed Securities section of the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

For the period ended March 28, 2013, the Portfolio did not have any transfers between Level 1 and Level 2 fair value measurements.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of December 31, 2012	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers in to Level 3	Transfers out of Level 3	Balance as of March 28, 2013	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at March 28, 2013
Long-Term Bonds
Asset-Backed Securities
Other ABS	$-	$-	$-	$-	$1,350,000	$-	$-	$-	$1,350,000	$-
Total	$-	$-	$-	$-	$1,350,000	$-	$-	$-	$1,350,000	$-

MainStay VP Bond Portfolio

Portfolio of Investments March 28, 2013 (Unaudited)

		Principal Amount	Value
	Long-Term Bonds 99.5%†
	Asset-Backed Securities 4.9%
	Automobile 1.5%
	Ally Auto Receivables Trust Series 2012-1, Class A3 0.93%, due 2/16/16	$1,250,000	$1,256,210
	Ford Credit Auto Owner Trust Series 2012-A, Class A3 0.84%, due 8/15/16	2,080,000	2,088,409
	Huntington Auto Trust Series 2012-2, Class A3 0.51%, due 4/17/17	3,300,000	3,299,525
	Hyundai Auto Receivables Trust Series 2012-A, Class A3 0.72%, due 3/15/16	1,797,000	1,802,632
	Mercedes-Benz Auto Receivables Trust Series 2012-1, Class A3 0.47%, due 10/17/16	4,000,000	3,997,096
	USAA Auto Owner Trust Series 2012-1, Class A3 0.43%, due 8/15/16	1,500,000	1,496,600
	Volkswagen Auto Loan Enhanced Trust Series 2012-1, Class A3 0.85%, due 8/22/16	2,080,000	2,089,884
			16,030,356
	Credit Cards 0.1%
	Discover Card Master Trust Series 2012-A1, Class A1 0.81%, due 8/15/17	1,157,000	1,164,026

	Home Equity 1.0%
	Chase Funding Mortgage Loan Asset-Backed Certificates Series 2002-2, Class 1A5 6.333%, due 4/25/32 (a)(b)	392,565	401,637
	CIT Group Home Equity Loan Trust Series 2003-1, Class A4 3.93%, due 3/20/32 (a)(b)	629,733	644,265
	Citifinancial Mortgage Securities, Inc. Series 2003-3, Class AF5 5.053%, due 8/25/33 (a)(b)	374,555	371,764
	Citigroup Mortgage Loan Trust, Inc. Series 2006-WF2, Class A2C 5.852%, due 5/25/36 (a)	171,955	111,995
	Countrywide Asset-Backed Certificates
	Series 2006-S8, Class A3 5.555%, due 4/25/36 (b)(c)	971,083	833,950
	Series 2007-S1, Class A3 5.81%, due 11/25/36 (b)(c)	497,028	380,178
	Credit-Based Asset Servicing and Securitization LLC
	Series 2007-CB4, Class A2B 5.082%, due 4/25/37 (a)(b)	500,000	341,422
	Series 2007-CB2, Class A2C 5.232%, due 2/25/37 (a)(b)	1,000,000	763,264
	Equity One ABS, Inc.
	Series 2003-4, Class AF6 4.833%, due 10/25/34 (a)(b)	852,002	865,901
	JPMorgan Mortgage Acquisition Corp.
	Series 2007-CH2, Class AF3 5.251%, due 1/25/37 (a)(b)	1,000,000	724,764
	Series 2007-CH1, Class AF3 5.475%, due 11/25/36 (a)(b)	1,000,000	1,022,131
	Series 2006-WF1, Class A6 6.00%, due 7/25/36 (a)(b)	781,052	507,236
	Morgan Stanley Mortgage Loan Trust Series 2006-17XS, Class A3A 5.651%, due 10/25/46 (a)	1,630,253	1,092,632
	Popular ABS Mortgage Pass-Through Trust Series 2005-5, Class AF3 5.086%, due 11/25/35 (b)(c)	1,499,427	1,485,947
	RAMP Trust Series 2003-RZ5, Class A7 4.97%, due 9/25/33 (a)(b)	300,175	309,285
	Saxon Asset Securities Trust Series 2003-1, Class AF5 5.086%, due 6/25/33 (a)(b)	1,357,771	1,427,274
			11,283,645
	Other ABS 2.3%
	Carlyle Global Market Strategies Series 2013-2A, Class A1 1.43%, due 4/18/25 (c)(d)(e)	2,100,000	2,100,000
	CNH Equipment Trust
	Series 2012-C, Class A3 0.57%, due 12/15/17	2,200,000	2,200,979
	Series 2010-C, Class A3 1.17%, due 5/15/15	186,432	186,832
	Dryden XXII Senior Loan Fund Series 2013-26A, Class A 1.38%, due 7/15/25 (c)(d)(e)	4,300,000	4,300,000
	Entergy Texas Restoration Funding LLC Series 2009-A, Class A1 2.12%, due 2/1/16	391,610	397,943
	John Deere Owner Trust Series 2012-B, Class A3 0.53%, due 7/15/16	2,100,000	2,099,379
	Marriott Vacation Club Owner Trust Series 2007-2A, Class A 5.808%, due 10/20/29 (e)	978,438	1,028,695
	Nomad CLO, Ltd. Series 2013-1A, Class A1 1.492%, due 1/15/25 (c)(d)(e)	4,100,000	4,100,000
	Race Point CLO, Ltd. Series 2013-8A, Class A 1.539%, due 2/20/25 (c)(d)(e)	4,000,000	4,000,000
	Sheridan Square CLO, Ltd. Series 2013-1A, Class A2 1.376%, due 4/15/25 (c)(d)(e)	4,100,000	4,100,000
			24,513,828
	Total Asset-Backed Securities (Cost $54,445,540)		52,991,855

	Corporate Bonds 35.3%
	Aerospace & Defense 0.5%
	BAE Systems PLC 4.75%, due 10/11/21 (e)	2,000,000	2,228,198
	General Dynamics Corp. 3.60%, due 11/15/42	2,500,000	2,282,667
	Northrop Grumman Corp. 1.85%, due 11/15/15	1,250,000	1,275,869
			5,786,734
	Auto Manufacturers 0.2%
	Daimler Finance North America LLC
	1.875%, due 1/11/18 (e)	375,000	377,906
	3.00%, due 3/28/16 (e)	500,000	522,508
	3.875%, due 9/15/21 (e)	1,625,000	1,758,291
			2,658,705
	Banks 7.9%
	American Express Bank FSB 6.00%, due 9/13/17	750,000	895,469
	Bank of America Corp.
	2.00%, due 1/11/18	5,750,000	5,722,647
	3.30%, due 1/11/23	2,475,000	2,440,496
	5.625%, due 7/1/20	925,000	1,079,445
	BNP Paribas S.A. 3.25%, due 3/3/23	3,750,000	3,644,644
	Capital One Financial Corp. 1.00%, due 11/6/15	3,250,000	3,237,910
¤	Citigroup, Inc.
	3.375%, due 3/1/23	550,000	554,419
	4.587%, due 12/15/15	1,745,000	1,891,526
	5.375%, due 8/9/20	3,016,000	3,530,970
	5.50%, due 10/15/14	5,200,000	5,548,894
	6.00%, due 8/15/17	2,000,000	2,335,146
	6.01%, due 1/15/15	1,150,000	1,245,251
	Commonwealth Bank of Australia 1.95%, due 3/16/15	500,000	511,844
	Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A.
	3.375%, due 1/19/17	550,000	588,838
	3.95%, due 11/9/22	2,000,000	2,013,680
	Export-Import Bank of Korea 1.75%, due 2/27/18	600,000	598,175
¤	Goldman Sachs Group, Inc. (The)
	2.375%, due 1/22/18	2,750,000	2,787,488
	3.625%, due 1/22/23	3,350,000	3,373,561
	5.375%, due 3/15/20	850,000	968,404
	6.15%, due 4/1/18	1,250,000	1,472,959
	6.25%, due 2/1/41	550,000	653,595
	HSBC Bank PLC
	3.50%, due 6/28/15 (e)	2,450,000	2,591,926
	4.125%, due 8/12/20 (e)	1,300,000	1,429,310
	HSBC Bank USA N.A. 4.875%, due 8/24/20	1,500,000	1,684,219
	JPMorgan Chase & Co.
	1.80%, due 1/25/18	1,550,000	1,558,190
	4.40%, due 7/22/20	2,525,000	2,799,036
	4.50%, due 1/24/22	1,350,000	1,479,493
	5.40%, due 1/6/42	2,425,000	2,783,539
	KeyCorp 6.50%, due 5/14/13	1,500,000	1,510,311
	Korea Development Bank 3.875%, due 5/4/17	1,300,000	1,407,662
	Morgan Stanley
	4.875%, due 11/1/22	1,675,000	1,775,688
	5.50%, due 1/26/20	800,000	916,605
	5.625%, due 9/23/19	800,000	919,904
	6.625%, due 4/1/18	600,000	717,241
	Nordea Bank AB 2.25%, due 3/20/15 (e)	1,500,000	1,542,117
	Royal Bank of Scotland Group PLC 2.55%, due 9/18/15	2,400,000	2,466,694
	Skandinaviska Enskilda Banken AB 1.75%, due 3/19/18 (e)	3,000,000	2,998,497
	Societe Generale S.A. 2.75%, due 10/12/17	1,950,000	1,997,217
	Svenska Handelsbanken AB 2.875%, due 4/4/17	1,000,000	1,055,821
	UBS A.G. 2.25%, due 1/28/14	1,627,000	1,648,691
	Wachovia Bank 4.80%, due 11/1/14	1,050,000	1,116,124
	Wells Fargo & Co.
	3.45%, due 2/13/23	2,800,000	2,818,816
	4.60%, due 4/1/21	1,000,000	1,142,054
	Westpac Banking Corp. 1.125%, due 9/25/15	1,050,000	1,057,942
			84,512,458
	Beverages 0.7%
	Anheuser-Busch InBev Worldwide, Inc. 3.75%, due 7/15/42	1,500,000	1,406,030
	Coca-Cola Enterprises, Inc. 2.125%, due 9/15/15	1,650,000	1,697,000
	Diageo Capital PLC 5.75%, due 10/23/17	1,750,000	2,085,241
	SABMiller Holdings, Inc. 3.75%, due 1/15/22 (e)	1,700,000	1,819,593
			7,007,864
	Building Materials 0.1%
	CRH America, Inc. 4.125%, due 1/15/16	675,000	713,553

	Chemicals 0.4%
	Dow Chemical Co. (The)
	3.00%, due 11/15/22	1,325,000	1,302,213
	5.70%, due 5/15/18	1,200,000	1,414,573
	Eastman Chemical Co. 2.40%, due 6/1/17	875,000	908,260
	Ecolab, Inc. 4.35%, due 12/8/21	1,000,000	1,103,347
			4,728,393
	Computers 0.6%
	Hewlett-Packard Co.
	2.35%, due 3/15/15	2,600,000	2,652,590
	3.30%, due 12/9/16	2,750,000	2,863,941
	4.375%, due 9/15/21	500,000	509,762
			6,026,293
	Cosmetics & Personal Care 0.1%
	Procter & Gamble Co. (The) 1.45%, due 8/15/16	1,000,000	1,024,438

	Diversified Financial Services 0.4%
	Credit Suisse A.G./Guernsey 2.60%, due 5/27/16 (e)	575,000	606,134
	General Electric Capital Corp.
	2.10%, due 12/11/19	2,250,000	2,287,345
	4.65%, due 10/17/21	625,000	699,720
	5.875%, due 1/14/38	1,000,000	1,165,985
			4,759,184
	Electric 3.5%
	American Electric Power Co., Inc. 1.65%, due 12/15/17	2,275,000	2,282,678
	Appalachian Power Co. 6.375%, due 4/1/36	1,750,000	2,185,074
	Arizona Public Service Co. 5.50%, due 9/1/35	1,275,000	1,497,695
	Carolina Power & Light Co. 6.125%, due 9/15/33	500,000	624,864
	Consolidated Edison Company of New York, Inc. 4.20%, due 3/15/42	1,600,000	1,646,202
	Duke Energy Carolinas LLC 7.00%, due 11/15/18	2,000,000	2,589,732
	Entergy Louisiana LLC
	1.875%, due 12/15/14	375,000	382,650
	3.30%, due 12/1/22	800,000	807,977
	Entergy Mississippi, Inc. 3.10%, due 7/1/23	675,000	680,353
	FirstEnergy Corp. 4.25%, due 3/15/23	3,200,000	3,236,416
	GDF Suez 1.625%, due 10/10/17 (e)	1,150,000	1,155,946
	Great Plains Energy, Inc.
	2.75%, due 8/15/13	2,000,000	2,012,236
	4.85%, due 6/1/21	385,000	430,030
	5.292%, due 6/15/22 (a)	340,000	385,865
	Kansas City Power & Light Co. 7.15%, due 4/1/19	900,000	1,175,128
	NextEra Energy Capital Holdings, Inc. 1.20%, due 6/1/15	1,450,000	1,460,965
	Nisource Finance Corp.
	5.40%, due 7/15/14	890,000	939,843
	5.80%, due 2/1/42	1,300,000	1,456,550
	NSTAR Electric Co. 2.375%, due 10/15/22	1,500,000	1,470,537
	Ohio Edison Co. 6.875%, due 7/15/36	2,500,000	3,209,827
	Pepco Holdings, Inc. 2.70%, due 10/1/15	1,000,000	1,036,853
	PPL Capital Funding, Inc.
	3.50%, due 12/1/22	875,000	881,458
	4.20%, due 6/15/22	2,000,000	2,107,776
	Union Electric Co.
	3.90%, due 9/15/42	1,800,000	1,775,124
	6.70%, due 2/1/19	1,500,000	1,880,781
			37,312,560
	Engineering & Construction 0.1%
	ABB Finance USA, Inc. 4.375%, due 5/8/42	900,000	944,951

	Finance - Auto Loans 0.9%
	American Honda Finance Corp. 2.60%, due 9/20/16 (e)	1,500,000	1,578,149
	Ford Motor Credit Co. LLC
	3.00%, due 6/12/17	1,775,000	1,820,406
	4.25%, due 9/20/22	5,600,000	5,790,120
			9,188,675
	Finance - Consumer Loans 0.1%
	John Deere Capital Corp. 1.70%, due 1/15/20	1,000,000	984,867

	Finance - Investment Banker/Broker 0.1%
	BNP Paribas Home Loan Covered Bonds S.A. 2.20%, due 11/2/15 (e)	500,000	516,600

	Finance - Leasing Companies 0.1%
	Boeing Capital Corp. 2.90%, due 8/15/18	1,025,000	1,097,355

	Finance - Other Services 0.1%
	Aon Corp. 3.125%, due 5/27/16	1,350,000	1,425,614

	Food 1.6%
	ConAgra Foods, Inc. 1.90%, due 1/25/18	2,500,000	2,524,715
	General Mills, Inc. 3.15%, due 12/15/21	1,700,000	1,782,503
	Ingredion, Inc.
	1.80%, due 9/25/17	1,600,000	1,603,085
	4.625%, due 11/1/20	2,150,000	2,394,599
	Kellogg Co. 1.75%, due 5/17/17	1,250,000	1,274,776
	Kraft Foods Group, Inc. 3.50%, due 6/6/22	1,750,000	1,829,837
	Kroger Co. (The) 7.70%, due 6/1/29	1,000,000	1,316,659
	Mondelez International, Inc. 4.125%, due 2/9/16	2,375,000	2,585,522
	Unilever Capital Corp. 0.85%, due 8/2/17	2,200,000	2,183,399
			17,495,095
	Forest Products & Paper 0.2%
	International Paper Co. 4.75%, due 2/15/22	1,825,000	2,054,264

	Gas 0.7%
	Atmos Energy Corp. 4.15%, due 1/15/43	2,000,000	1,989,716
	Boston Gas Co. 4.487%, due 2/15/42 (e)	1,250,000	1,307,482
	KeySpan Gas East Corp. 5.819%, due 4/1/41 (e)	2,000,000	2,499,386
	Sempra Energy 2.30%, due 4/1/17	1,725,000	1,792,960
			7,589,544
	Hand & Machine Tools 0.1%
	Stanley Black & Decker, Inc. 3.40%, due 12/1/21	1,150,000	1,204,995

	Health Care - Products 0.5%
	Becton Dickinson and Co. 3.125%, due 11/8/21	1,550,000	1,616,077
	CR Bard, Inc. 1.375%, due 1/15/18	925,000	923,705
	Zimmer Holdings, Inc. 1.40%, due 11/30/14	2,325,000	2,341,168
			4,880,950
	Health Care - Services 0.1%
	Aetna, Inc. 1.75%, due 5/15/17	1,100,000	1,118,735
	Insurance 2.4%
	Allstate Corp. (The) 5.20%, due 1/15/42	1,175,000	1,352,844
	Assurant, Inc. 2.50%, due 3/15/18	2,500,000	2,482,145
	ING U.S., Inc. 2.90%, due 2/15/18 (e)	1,350,000	1,369,301
	Markel Corp. 5.00%, due 3/30/43	1,125,000	1,124,912
	MetLife, Inc. 1.756%, due 12/15/17	1,950,000	1,973,944
	Metropolitan Life Global Funding I
	1.50%, due 1/10/18 (e)	4,200,000	4,218,316
	3.125%, due 1/11/16 (e)	1,325,000	1,401,633
	5.125%, due 4/10/13 (e)	500,000	500,471
	Nationwide Financial Services, Inc. 5.375%, due 3/25/21 (e)	1,850,000	2,040,992
	Pacific Lifecorp 5.125%, due 1/30/43 (e)	4,900,000	4,750,310
	Principal Financial Group, Inc.
	1.85%, due 11/15/17	750,000	757,806
	8.875%, due 5/15/19	810,000	1,101,990
	Prudential Financial, Inc. 4.50%, due 11/16/21	2,000,000	2,224,864
			25,299,528
	Iron & Steel 0.3%
	ArcelorMittal 4.25%, due 2/25/15	1,325,000	1,369,719
	Carpenter Technology Corp. 4.45%, due 3/1/23	1,825,000	1,874,204
			3,243,923
	Lodging 0.3%
	Wyndham Worldwide Corp. 3.90%, due 3/1/23	2,750,000	2,758,992

	Machinery - Construction & Mining 0.3%
	Caterpillar, Inc. 1.50%, due 6/26/17	3,000,000	3,045,090

	Machinery - Diversified 0.3%
	Deere & Co. 5.375%, due 10/16/29	1,100,000	1,360,403
	Roper Industries, Inc. 6.625%, due 8/15/13	1,500,000	1,531,854
			2,892,257
	Media 0.7%
	COX Communications, Inc. 5.45%, due 12/15/14	480,000	518,408
	News America, Inc. 6.40%, due 12/15/35	2,500,000	3,021,710
	Reed Elsevier Capital, Inc. 7.75%, due 1/15/14	705,000	742,907
	Thomson Reuters Corp. 5.25%, due 8/15/13	500,000	508,779
	Time Warner Cable, Inc. 6.75%, due 7/1/18	1,425,000	1,753,565
	Time Warner, Inc. 6.10%, due 7/15/40	1,000,000	1,159,425
			7,704,794
	Mining 1.0%
	Alcoa, Inc. 6.15%, due 8/15/20	425,000	462,722
	Barrick Gold Corp. 1.75%, due 5/30/14	550,000	556,036
	BHP Billiton Finance USA, Ltd. 3.25%, due 11/21/21	875,000	924,334
	Freeport-McMoRan Copper & Gold, Inc.
	2.375%, due 3/15/18 (e)	1,250,000	1,255,222
	3.875%, due 3/15/23 (e)	2,200,000	2,206,365
	Goldcorp, Inc. 2.125%, due 3/15/18	1,325,000	1,329,341
	Rio Tinto Finance USA, Ltd. 3.75%, due 9/20/21	750,000	790,099
	Teck Resources, Ltd. 3.75%, due 2/1/23	3,500,000	3,415,695
			10,939,814
	Miscellaneous - Manufacturing 0.8%
	Eaton Corp. 1.50%, due 11/2/17 (e)	1,850,000	1,855,308
	General Electric Co.
	2.70%, due 10/9/22	3,500,000	3,500,283
	4.125%, due 10/9/42	2,075,000	2,080,281
	Tyco Electronics Group S.A. 1.60%, due 2/3/15	1,000,000	1,011,855
			8,447,727
	Oil & Gas 2.4%
	Apache Corp. 4.75%, due 4/15/43	2,500,000	2,556,120
	BP Capital Markets PLC 3.125%, due 10/1/15	1,400,000	1,478,232
	ConocoPhillips 5.90%, due 5/15/38	1,500,000	1,871,688
	Marathon Oil Corp. 0.90%, due 11/1/15	3,475,000	3,466,524
	Noble Energy, Inc. 6.00%, due 3/1/41	1,350,000	1,611,726
	Pemex Project Funding Master Trust 5.75%, due 3/1/18	2,000,000	2,297,500
	Petrobras International Finance Co. 2.875%, due 2/6/15	2,350,000	2,398,793
	Petroleos Mexicanos 3.50%, due 1/30/23 (e)	1,575,000	1,571,063
	Phillips 66 2.95%, due 5/1/17	1,300,000	1,377,728
	Shell International Finance B.V. 1.125%, due 8/21/17	4,625,000	4,642,783
	Statoil ASA
	2.45%, due 1/17/23	1,650,000	1,623,173
	3.125%, due 8/17/17	350,000	379,468
	Valero Energy Corp. 6.625%, due 6/15/37	550,000	670,172
			25,944,970
	Oil & Gas Services 0.0%‡
	Cameron International Corp. 1.60%, due 4/30/15	500,000	504,640

	Packaging & Containers 0.1%
	Bemis Co., Inc. 5.65%, due 8/1/14	1,460,000	1,549,181

	Pharmaceuticals 1.4%
	AbbVie, Inc. 2.90%, due 11/6/22 (e)	1,900,000	1,901,712
	Actavis, Inc. 3.25%, due 10/1/22	1,425,000	1,444,507
	Express Scripts Holding Co. 2.10%, due 2/12/15	2,413,000	2,465,063
	Merck & Co., Inc.
	2.40%, due 9/15/22	2,600,000	2,580,604
	5.95%, due 12/1/28	1,200,000	1,545,500
	Novartis Capital Corp. 3.70%, due 9/21/42	1,200,000	1,158,165
	Novartis Securities Investment, Ltd. 5.125%, due 2/10/19	800,000	955,214
	Sanofi 4.00%, due 3/29/21	1,000,000	1,112,685
	Teva Pharmaceutical Finance Co. B.V. 3.65%, due 11/10/21	2,000,000	2,128,400
			15,291,850
	Pipelines 0.9%
	Energy Transfer Partners, L.P. 6.50%, due 2/1/42	1,300,000	1,485,410
	Enterprise Products Operating LLC 1.25%, due 8/13/15	1,550,000	1,561,335
	Kinder Morgan Energy Partners, L.P. 6.375%, due 3/1/41	400,000	482,259
	ONEOK Partners, L.P. 2.00%, due 10/1/17	1,000,000	1,010,543
	Texas Eastern Transmission, L.P. 2.80%, due 10/15/22 (e)	2,350,000	2,348,228
	Williams Cos., Inc. (The) 3.70%, due 1/15/23	2,800,000	2,779,586
			9,667,361
	Real Estate 0.5%
	American Campus Communities Operating Partnership, L.P. 3.75%, due 4/15/23	1,550,000	1,558,998
	ProLogis, L.P. 6.875%, due 3/15/20	1,500,000	1,840,793
	Regency Centers, L.P. 4.80%, due 4/15/21	1,050,000	1,167,461
	WEA Finance LLC / WT Finance Aust Pty, Ltd. 5.75%, due 9/2/15 (e)	877,000	973,960
			5,541,212
	Real Estate Investment Trusts 1.5%
	Brandywine Operating Partnership, L.P. 5.70%, due 5/1/17	2,772,000	3,124,696
	DDR Corp.
	4.625%, due 7/15/22	1,500,000	1,622,583
	4.75%, due 4/15/18	2,000,000	2,211,074
	Hospitality Properties Trust 6.30%, due 6/15/16	1,325,000	1,471,981
	Kilroy Realty, L.P. 3.80%, due 1/15/23	1,000,000	1,024,210
	Prologis, L.P. 6.625%, due 5/15/18	2,000,000	2,405,052
	Realty Income Corp.
	2.00%, due 1/31/18	1,575,000	1,585,256
	3.25%, due 10/15/22	3,000,000	2,937,474
			16,382,326
	Retail 0.5%
	Costco Wholesale Corp. 1.70%, due 12/15/19	3,000,000	2,999,025
	Home Depot, Inc. 5.95%, due 4/1/41	1,000,000	1,270,948
	Wal-Mart Stores, Inc. 5.00%, due 10/25/40	750,000	859,465
			5,129,438
	Semiconductors 0.2%
	Samsung Electronics America, Inc. 1.75%, due 4/10/17 (e)	2,475,000	2,510,392

	Telecommunications 1.9%
	America Movil S.A.B. de C.V. 3.125%, due 7/16/22	1,350,000	1,323,877
	AT&T, Inc.
	2.625%, due 12/1/22	5,800,000	5,600,167
	5.35%, due 9/1/40	1,000,000	1,070,577
	5.55%, due 8/15/41	1,000,000	1,102,261
	Cellco Partnership / Verizon Wireless Capital LLC
	5.55%, due 2/1/14	875,000	909,435
	8.50%, due 11/15/18	1,500,000	1,996,200
	Deutsche Telekom International Finance B.V.
	2.25%, due 3/6/17 (e)	1,150,000	1,178,100
	3.125%, due 4/11/16 (e)	1,000,000	1,055,316
	France Telecom S.A. 5.375%, due 1/13/42	1,675,000	1,736,233
	Telecom Italia Capital S.A. 5.25%, due 10/1/15	250,000	263,755
	Telefonica Emisiones SAU 2.582%, due 4/26/13	1,665,000	1,666,640
	Verizon Communications, Inc. 7.35%, due 4/1/39	1,000,000	1,343,403
	Vivendi S.A. 2.40%, due 4/10/15 (e)	1,200,000	1,223,665
			20,469,629
	Textiles 0.1%
	Mohawk Industries, Inc. 3.85%, due 2/1/23	925,000	940,357

	Transportation 0.7%
	CSX Corp.
	4.10%, due 3/15/44	2,250,000	2,125,532
	4.75%, due 5/30/42	1,000,000	1,038,334
	Norfolk Southern Corp. 5.64%, due 5/17/29	1,400,000	1,637,936
	United Parcel Service, Inc. 3.625%, due 10/1/42	3,200,000	3,062,816
			7,864,618
	Total Corporate Bonds (Cost $362,687,289)		379,159,926

	Foreign Government Bonds 0.9%
	Regional (State & Province) 0.6%
	Province of Ontario 1.10%, due 10/25/17	3,500,000	3,504,200
	Province of Quebec 3.50%, due 7/29/20	2,850,000	3,156,375
			6,660,575
	Sovereign 0.3%
	Italy Government International Bond 4.75%, due 1/25/16	2,500,000	2,630,500
	Poland Government International Bond 5.00%, due 3/23/22	350,000	399,851
			3,030,351
	Total Foreign Government Bonds (Cost $9,624,934)		9,690,926

	Mortgage-Backed Securities 5.4%
	Commercial Mortgage Loans (Collateralized Mortgage Obligations) 4.7%
	Bear Stearns Commercial Mortgage Securities
	Series 2006-PW11, Class A3 5.45%, due 3/11/39 (f)	1,000,000	1,015,579
	Series 2006-PW11, Class AM 5.45%, due 3/11/39 (f)	500,000	555,123
	Series 2006-PW13, Class A3 5.518%, due 9/11/41	873,301	881,752
	Series 2006-PW12, Class AAB 5.693%, due 9/11/38 (f)	631,886	632,756
	Series 2007-PW16, Class A4 5.715%, due 6/11/40 (f)	1,700,000	1,980,208
	Citigroup Commercial Mortgage Trust Series 2006-C5, Class A4 5.431%, due 10/15/49	3,700,000	4,170,063
	COMM 2007-C9 Mortgage Trust Series 2007-C9, Class A4 5.80%, due 12/10/49 (f)	2,370,000	2,777,166
	Credit Suisse Mortgage Capital Certificates Series 2006-C1, Class AM 5.407%, due 2/15/39 (c)	2,300,000	2,544,754
¤	JP Morgan Chase Commercial Mortgage Securities Corp.
	Series 2012-C6, Class A2 2.206%, due 5/15/45	2,400,000	2,497,409
	Series 2005-CB13, Class A4 5.298%, due 1/12/43 (f)	1,170,000	1,283,056
	Series 2006-CB17, Class A4 5.429%, due 12/12/43	5,000,000	5,597,820
	Series 2006-CB15, Class A4 5.814%, due 6/12/43 (c)	1,700,000	1,901,928
	LB-UBS Commercial Mortgage Trust
	Series 2006-C7, Class A3 5.347%, due 11/15/38	2,300,000	2,601,502
	Series 2007-C7, Class A3 5.866%, due 9/15/45 (c)	4,000,000	4,603,908
	Series 2007-C6, Class A3 5.933%, due 7/15/40	1,000,000	1,053,522
	Merrill Lynch/Countrywide Commercial Mortgage Trust Series 2006-4, Class A3 5.172%, due 12/12/49 (f)	2,080,000	2,326,896
	ML-CFC Commercial Mortgage Trust 2007-6 Series 2007-6, Class A4 5.485%, due 3/12/51 (c)	4,350,000	4,938,581
	Morgan Stanley Capital I, Inc.
	Series 2006-HQ10, Class A4 5.328%, due 11/12/41	800,000	902,825
	Series 2007-T25, Class A3 5.514%, due 11/12/49 (c)	2,300,000	2,627,012
	Series 2006-IQ11, Class A4 5.679%, due 10/15/42 (f)	440,000	488,963
	Series 2007-IQ16, Class A4 5.809%, due 12/12/49	4,000,000	4,665,504
	Wachovia Bank Commercial Mortgage Trust Series 2006-C29, Class A4 5.308%, due 11/15/48	500,000	564,362
			50,610,689
	Whole Loan Collateral (Collateralized Mortgage Obligations) 0.7%
	Banc of America Funding Corp. Series 2006-7, Class T2A3 5.695%, due 10/25/36 (c)	588,199	437,200
	Fosse Master Issuer PLC Series 2011-1A, Class A5 1.803%, due 10/18/54 (c)(e)	1,425,000	1,465,111
	Holmes Master Issuer PLC Series Reg S 1.954%, due 10/15/54 (c)(e)	2,330,000	2,377,917
	Permanent Master Issuer PLC Series 2011-2A, Class 1A2 1.854%, due 7/15/42 (c)(e)	990,000	1,008,979
	Structured Adjustable Rate Mortgage Loan Trust Series 2006-8, Class 4A3 5.338%, due 9/25/36 (f)	997,766	839,803
	TBW Mortgage-Backed Pass-Through Certificates Series 2006-6, Class A2B 5.66%, due 1/25/37 (a)	1,550,230	961,584
			7,090,594
	Total Mortgage-Backed Securities (Cost $56,714,844)		57,701,283

	Municipal Bonds 0.3%
	Texas 0.3%
	Dallas Area Rapid Transit 5.022%, due 12/1/48	700,000	845,173
	Texas Transportation Commission 5.178%, due 4/1/30	2,150,000	2,640,652
	Total Municipal Bonds (Cost $3,464,064)		3,485,825

	U.S. Government & Federal Agencies 52.7%
	Federal Home Loan Bank 0.2%
	1.30%, due 2/27/18	2,500,000	2,501,845

¤	Federal Home Loan Mortgage Corporation 3.0%
	0.50%, due 4/17/15	4,000,000	4,015,636
	0.50%, due 9/25/15	1,500,000	1,500,526
	0.53%, due 11/20/15	2,000,000	2,001,044
	0.75%, due 1/12/18	8,300,000	8,249,304
	1.00%, due 9/27/17	1,325,000	1,328,548
	1.00%, due 1/11/18	1,600,000	1,595,221
	1.25%, due 10/2/19	2,000,000	1,985,878
	2.375%, due 1/13/22	4,000,000	4,163,196
	4.75%, due 1/19/16	2,000,000	2,242,768
	5.50%, due 7/18/16	4,000,000	4,653,196
			31,735,317
¤	Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) 9.1%
	2.415%, due 12/1/41 (c)	1,281,459	1,323,747
	2.50%, due 4/1/27 TBA (g)	3,300,000	3,416,531
	3.00%, due 5/1/26 TBA (g)	4,700,000	4,925,453
	3.00%, due 9/1/42 TBA (g)	5,900,000	6,041,969
	3.50%, due 5/1/26	1,255,729	1,324,979
	3.50%, due 12/1/41 TBA (g)	20,100,000	21,101,074
	4.00%, due 3/1/15	163,103	165,910
	4.00%, due 7/1/23	648,295	689,010
	4.00%, due 8/1/25	315,975	335,819
	4.00%, due 1/1/31	677,188	726,467
	4.00%, due 11/1/41	269,557	286,520
	4.00%, due 1/1/42	303,146	322,222
	4.00%, due 3/1/42	4,747,684	5,076,115
	4.00%, due 4/1/42	6,711,049	7,133,356
	4.00%, due 5/1/42	536,841	577,333
	4.50%, due 4/1/22	242,924	259,576
	4.50%, due 4/1/23	53,233	56,740
	4.50%, due 6/1/24	131,095	139,590
	4.50%, due 7/1/24	321,255	342,072
	4.50%, due 5/1/25	744,154	793,771
	4.50%, due 4/1/31	672,475	734,268
	4.50%, due 9/1/35	378,853	406,008
	4.50%, due 2/1/39	616,218	659,231
	4.50%, due 4/1/39	613,446	656,266
	4.50%, due 6/1/39	1,119,408	1,197,546
	4.50%, due 11/1/39	3,947,454	4,222,994
	4.50%, due 12/1/39	474,574	507,701
	4.50%, due 8/1/40	385,539	412,691
	4.50%, due 9/1/40	1,793,014	1,919,002
	4.50%, due 11/1/40	3,568,167	3,908,969
	5.00%, due 3/1/23	21,818	23,403
	5.00%, due 6/1/23	327,347	350,514
	5.00%, due 8/1/23	42,076	45,054
	5.00%, due 7/1/24	260,748	279,691
	5.00%, due 3/1/25	579,794	621,914
	5.00%, due 6/1/30	598,850	644,114
	5.00%, due 8/1/35	263,131	284,007
	5.00%, due 4/1/37	4,440,249	4,792,509
	5.00%, due 8/1/37	1,055,868	1,135,674
	5.00%, due 3/1/40	3,030,230	3,332,047
	5.50%, due 12/1/18	237,719	254,766
	5.50%, due 9/1/21	283,546	304,942
	5.50%, due 9/1/22	150,047	160,525
	5.50%, due 9/1/37	2,292,420	2,482,792
	5.50%, due 8/1/38	1,026,192	1,111,411
	5.50%, due 12/1/38	2,776,207	3,006,755
	6.00%, due 7/1/21	773,074	854,515
	6.00%, due 8/1/36	1,180,960	1,292,687
	6.00%, due 9/1/37	1,238,270	1,353,870
	6.00%, due 5/1/40	2,460,207	2,716,793
	6.50%, due 7/1/17	68,559	74,156
	6.50%, due 11/1/35	94,871	108,329
	6.50%, due 8/1/37	164,627	187,313
	6.50%, due 11/1/37	360,440	410,111
	6.50%, due 9/1/39	801,339	911,768
	7.00%, due 1/1/33	601,411	704,168
	7.00%, due 9/1/33	198,531	231,178
			97,337,936
¤	Federal National Mortgage Association 2.7%
	0.375%, due 3/16/15	8,000,000	8,010,816
	0.50%, due 7/2/15	6,000,000	6,018,624
	0.60%, due 3/4/16	1,200,000	1,200,685
	0.70%, due 9/6/16	2,000,000	2,002,726
	1.00%, due 12/28/17	1,500,000	1,497,288
	1.25%, due 1/30/17	5,000,000	5,109,150
	2.75%, due 3/13/14	4,600,000	4,712,594
			28,551,883
¤	Federal National Mortgage Association (Mortgage Pass-Through Securities) 11.9%
	2.265%, due 6/1/42 (c)	2,231,617	2,324,088
	2.50%, due 8/1/27 TBA (g)	8,700,000	9,021,173
	2.719%, due 1/1/42 (c)	3,277,377	3,436,875
	3.00%, due 11/1/26 TBA (g)	8,100,000	8,516,074
	3.00%, due 9/1/42 TBA (g)	15,300,000	15,737,484
	3.50%, due 10/1/20	1,880,662	1,994,356
	3.50%, due 6/1/26	2,949,893	3,129,150
	3.50%, due 2/1/32	1,091,035	1,162,875
	3.50%, due 4/1/32	1,450,004	1,548,423
	3.50%, due 11/1/40	615,312	650,154
	3.50%, due 1/1/42 TBA (g)	7,000,000	7,374,062
	4.00%, due 8/1/18	1,032,328	1,107,439
	4.00%, due 10/1/20	321	345
	4.00%, due 3/1/22	213,202	230,313
	4.00%, due 4/1/24	2,002,453	2,143,770
	4.00%, due 12/1/24	160,739	172,083
	4.00%, due 12/1/25	3,047,584	3,261,705
	4.00%, due 4/1/31	1,030,859	1,107,078
	4.00%, due 12/1/39	335,120	357,359
	4.00%, due 7/1/40	1,676,460	1,787,758
	4.00%, due 3/1/42	1,476,225	1,634,626
	4.50%, due 5/1/24	1,281,760	1,379,438
	4.50%, due 7/1/26	1,441,386	1,554,382
	4.50%, due 4/1/31	1,047,379	1,134,519
	4.50%, due 11/1/35	812,535	877,597
	4.50%, due 6/1/39 TBA (g)	2,500,000	2,696,484
	4.50%, due 4/1/41	1,712,653	1,848,720
	4.50%, due 7/1/41	10,165,294	10,972,906
	4.50%, due 9/1/41	2,074,909	2,243,664
	5.00%, due 12/1/23	1,244,865	1,343,616
	5.00%, due 4/1/29	226,282	245,374
	5.00%, due 4/1/31	751,317	813,974
	5.00%, due 3/1/34	1,262,792	1,427,297
	5.00%, due 4/1/34	1,622,953	1,834,376
	5.00%, due 4/1/35	876,606	953,523
	5.00%, due 2/1/36	874,927	950,030
	5.00%, due 5/1/37	1,955	2,118
	5.00%, due 6/1/37	1,097,021	1,188,508
	5.00%, due 2/1/38	2,759,360	2,989,478
	5.00%, due 5/1/38	2,330,911	2,525,298
	5.00%, due 7/1/38	694,945	760,718
	5.00%, due 10/1/39	731,800	802,663
	5.50%, due 5/1/16	18,515	19,677
	5.50%, due 1/1/21	9,224	10,100
	5.50%, due 12/1/21	26,225	28,716
	5.50%, due 1/1/22	141,026	154,422
	5.50%, due 2/1/22	6,969	7,631
	5.50%, due 10/1/28	2,133,935	2,330,235
	5.50%, due 4/1/34	518,300	571,323
	5.50%, due 7/1/35	99,748	109,423
	5.50%, due 2/1/37	1,042,184	1,137,758
	5.50%, due 8/1/37	551,871	605,397
	5.50%, due 2/1/38	429,149	468,089
	5.50%, due 3/1/38	1,851,342	2,019,331
	5.50%, due 7/1/38	425,805	464,442
	5.50%, due 1/1/39	2,836,105	3,096,735
	5.50%, due 2/1/39	1,053,177	1,155,324
	5.50%, due 11/1/39	577,354	629,743
	5.50%, due 6/1/40	428,686	467,584
	6.00%, due 3/1/36	217,214	238,485
	6.00%, due 10/1/37	1,102,816	1,210,811
	6.00%, due 11/1/37	878,724	963,676
	6.00%, due 10/1/38	2,995,933	3,285,346
	6.00%, due 12/1/38	1,829,047	2,005,874
	6.50%, due 10/1/36	269,525	307,642
	6.50%, due 1/1/37	535,111	615,567
	6.50%, due 8/1/37	59,502	66,217
	6.50%, due 10/1/37	263,327	312,106
	7.00%, due 9/1/37	131,210	155,912
	7.00%, due 10/1/37	4,449	5,021
	7.00%, due 11/1/37	13,119	15,589
	7.50%, due 7/1/28	52,242	60,117
			127,760,166
¤	Government National Mortgage Association (Mortgage Pass-Through Securities) 8.1%
	3.00%, due 9/1/42 TBA (g)	2,000,000	2,090,625
	3.00%, due 10/1/42 TBA (g)	7,100,000	7,409,422
	3.50%, due 11/1/41 TBA (g)	7,000,000	7,529,375
	3.50%, due 4/1/42 TBA (g)	600,000	639,844
	3.50%, due 4/1/43	7,400,000	7,912,219
	4.00%, due 8/1/40 TBA (g)	11,300,000	12,315,676
	4.00%, due 10/15/41	4,670,813	5,095,018
	4.00%, due 1/20/42	4,111,272	4,449,713
	4.00%, due 2/20/42	1,697,605	1,837,353
	4.50%, due 6/15/39	4,749,216	5,193,119
	4.50%, due 7/1/39 TBA (g)	500,000	546,016
	4.50%, due 6/15/40	791,982	870,071
	4.50%, due 6/20/40	2,058,139	2,276,644
	4.50%, due 9/15/40	4,685,026	5,200,525
	4.50%, due 3/15/41	340,863	374,427
	4.50%, due 3/20/41	782,320	865,376
	4.50%, due 4/20/41	654,842	719,485
	4.50%, due 9/20/41	1,140,937	1,262,066
	4.50%, due 12/20/41	207,284	228,382
	4.50%, due 4/20/42	490,413	542,474
	5.00%, due 1/15/39	169,595	185,103
	5.00%, due 3/15/39	82,552	90,100
	5.00%, due 8/15/39	212,899	232,366
	5.00%, due 9/15/39	1,612,483	1,770,002
	5.00%, due 6/15/40	1,434,948	1,573,779
	5.00%, due 7/15/40	1,088,439	1,190,372
	5.00%, due 9/20/40	5,006,527	5,512,368
	5.00%, due 10/20/41	361,360	395,926
	5.50%, due 1/20/35	16,175	17,943
	5.50%, due 7/15/35	197,678	217,390
	5.50%, due 8/15/35	177,634	195,658
	5.50%, due 5/15/36	199,737	218,656
	5.50%, due 6/15/38	267,596	292,942
	5.50%, due 1/15/39	374,926	410,438
	5.50%, due 3/20/39	1,530,359	1,668,273
	5.50%, due 7/15/39	407,702	446,319
	5.50%, due 12/15/39	140,003	153,264
	5.50%, due 2/15/40	718,327	786,365
	6.00%, due 1/15/36	348,973	392,910
	6.00%, due 11/15/37	161,426	181,751
	6.00%, due 12/15/37	1,060,065	1,193,534
	6.00%, due 9/15/38	1,072,098	1,207,082
	6.00%, due 10/15/38	361,944	407,515
	6.50%, due 1/15/36	324,220	379,936
	6.50%, due 3/15/36	171,800	197,446
	6.50%, due 6/15/36	183,362	214,872
	6.50%, due 9/15/36	60,750	70,397
	6.50%, due 7/15/37	194,183	224,125
	7.00%, due 7/15/31	73,914	87,934
			87,272,596
¤	United States Treasury Bonds 1.3%
	2.75%, due 8/15/42	350,000	324,734
	3.125%, due 11/15/41	580,000	583,444
	3.50%, due 2/15/39	2,500,000	2,718,360
	4.25%, due 11/15/40	4,800,000	5,901,749
	4.375%, due 5/15/41	400,000	501,812
	4.75%, due 2/15/41	520,000	690,625
	6.25%, due 8/15/23	2,000,000	2,830,624
			13,551,348
¤	United States Treasury Notes 16.4%
	0.375%, due 1/15/16	20,850,000	20,871,184
	0.375%, due 2/15/16	11,000,000	11,006,875
	0.375%, due 3/15/16	10,000,000	10,006,250
	0.50%, due 7/31/17	10,000,000	9,942,970
	0.625%, due 9/30/17	3,280,000	3,273,594
	0.75%, due 12/31/17	16,960,000	16,982,523
	0.75%, due 2/28/18	13,640,000	13,636,808
	0.75%, due 3/31/18	8,600,000	8,589,250
	0.875%, due 1/31/18	20,235,000	20,366,204
	1.00%, due 11/30/19	20,000,000	19,795,320
	1.125%, due 12/31/19	6,000,000	5,978,436
	1.25%, due 2/29/20	28,000,000	28,043,736
	2.00%, due 2/15/23	7,875,000	7,974,666
			176,467,816
	Total U.S. Government & Federal Agencies (Cost $558,652,337)		565,178,907
	Total Long-Term Bonds (Cost $1,045,589,008)		1,068,208,722

	Short-Term Investments 9.5%
	Other Commercial Paper 6.4%
	American Transmission Systems, Inc. 0.152%, due 4/8/13 (e)(h)	10,000,000	9,999,583
	Motiva Enterprises LLC 0.162%, due 4/4/13 (h)	7,000,000	6,999,813
	National Rural Utility Cooperative Financial Corp. 0.152%, due 4/17/13 (h)	15,150,000	15,148,801
	Oglethorpe Power Corp. 0.274%, due 4/11/13 (e)(h)	5,004,000	5,003,512
	Precision Castparts Corp. 0.152%, due 4/11/13 (e)(h)	5,000,000	4,999,729
	Province Of Ontario 0.142%, due 4/15/13 (h)	10,000,000	9,999,339
	Southern Co. 0.203%, due 4/8/13 (e)(h)	7,000,000	6,999,611
	St Jude Medical, Inc. 0.203%, due 4/8/13 (e)(h)	10,000,000	9,999,445
	Total Other Commercial Paper (Cost $69,149,833)		69,149,833
	Repurchase Agreement 1.7%
	TD Securities (U.S.A.) LLC 0.014%, dated 3/28/13 due 4/1/13 Proceeds at Maturity $17,952,279 (Collateralized by United States Treasury securities with rates between 0.625% and 0.750% and maturity dates between 5/31/17 and 2/15/42, with a Principal Amount of $17,733,600 and a Market Value of $18,311,048)	17,952,000	17,952,000
	Total Repurchase Agreement (Cost $17,952,000)		17,952,000

	U.S. Government 1.4%
	United States Treasury Bill 0.083%, due 4/11/13 (h)	15,000,000	14,999,534
	Total U.S. Government (Cost $14,999,534)		14,999,534
	Total Short-Term Investments (Cost $102,101,367)		102,101,367
	Total Investments (Cost $1,147,690,375) (i)	109.0%	1,170,310,089
	Other Assets, Less Liabilities	(9.0)	(96,681,038)
	Net Assets	100.0%	$1,073,629,051

¤	Among the Portfolio's 10 largest issuers held, as of March 28, 2013, excluding short-term investments. May be subject to change daily.
†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	Step coupon. Rate shown is the rate in effect as of March 28, 2013.
(b)	Subprime mortgage investment and other asset-backed securities. The total market value of these securities as of March 28, 2013 is $10,079,018, which represents 0.9% of the Portfolio's net assets.
(c)	Floating rate - Rate shown is the rate in effect as of March 28, 2013.
(d)	Fair valued security. The total market value of these securities as of March 28, 2013 is $18,600,000, which represents 1.7% of the Portfolio's net assets.
(e)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(f)	Collateral strip rate - Bond whose interest is based on the weighted net interest rate of the collateral. Coupon rate adjusts periodically based on a predetermined schedule. Rate shown is the rate in effect as of March 28, 2013.
(g)	TBA - Securities purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement. The market value of these securities as of March 28, 2013 is $109,361,262, which represents 10.2% of the Portfolio's net assets. All or a portion of these securities were acquired under a mortgage dollar roll agreement.
(h)	Interest rate presented is yield to maturity.
(i)	As of March 28, 2013, cost is $1,147,904,630 for federal income tax purposes and net unrealized appreciation is as follows:

Gross unrealized appreciation	$27,921,896
Gross unrealized depreciation	(5,516,437)
Net unrealized appreciation	$22,405,459

The following is a summary of the fair valuations according to the inputs used as of March 28, 2013, for valuing the Portfolio's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities (b)	$—	$34,391,855	$18,600,000	$52,991,855
Corporate Bonds	—	379,159,926	—	379,159,926
Foreign Government Bonds	—	9,690,926	—	9,690,926
Mortgage-Backed Securities	—	57,701,283	—	57,701,283
Municipal Bonds	—	3,485,825	—	3,485,825
U.S. Government & Federal Agencies	—	565,178,907	—	565,178,907
Total Long-Term Bonds	—	1,049,608,722	18,600,000	1,068,208,722
Short-Term Investments
Other Commercial Paper	—	69,149,833	—	69,149,833
Repurchase Agreement	—	17,952,000	—	17,952,000
U.S. Government	—	14,999,534	—	14,999,534
Total Short-Term Investments	—	102,101,367	—	102,101,367
Total Investments in Securities	$—	$1,151,710,089	$18,600,000	$1,170,310,089

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The Level 3 securities valued at $18,600,000 are held in Other ABS within the Asset-Backed Securities section of the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

For the period ended March 28, 2013, the Portfolio did not have any transfers between Level 1 and Level 2 fair value measurements.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of December 31, 2012	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of March 28, 2013	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at March 28, 2013
Long-Term Bonds
Asset-Backed Securities
Other ABS	$-	$-	$-	$-	$18,600,000	$-	$-	$-	$18,600,000	$-
Total	$-	$-	$-	$-	$18,600,000	$-	$-	$-	$18,600,000	$-

MainStay VP Cash Management Portfolio

Portfolio of Investments March 28, 2013 (Unaudited)

	Principal Amount	Amortized Cost
Short-Term Investments 99.6%†
Certificates of Deposit 8.8%
Bank of Montreal 0.16%, due 4/1/13	$15,605,000	$15,605,000
Bank of Nova Scotia 0.15%, due 5/1/13	17,000,000	17,000,000
Royal Bank of Canada 0.35%, due 1/30/14 (a)	6,225,000	6,225,000
Toronto-Dominion Bank (The) 0.253%, due 11/15/13 (a)	5,400,000	5,400,000
Toronto-Dominion Holdings U.S.A., Inc.
0.204%, due 7/2/13 (a)	6,270,000	6,270,000
0.302%, due 10/21/13 (a)	6,165,000	6,165,000
Wells Fargo Bank NA 0.253%, due 3/7/14 (a)	6,000,000	6,000,000
		62,665,000
Financial Company Commercial Paper 16.4%
Caterpillar Financial Services Corp. 0.12%, due 5/24/13 (b)	15,540,000	15,537,255
CPPIB Capital, Inc. 0.16%, due 4/12/13 (b)(c)	15,513,000	15,512,242
JPMorgan Chase & Co. 0.384%, due 1/16/14 (b)	6,200,000	6,200,000
Massachusetts Mutual Life Insurance Co.
0.15%, due 4/24/13 (b)(c)	9,375,000	9,374,101
0.16%, due 4/11/13 (b)(c)	9,385,000	9,384,583
National Rural Utilities Cooperative Finance Corp.
0.13%, due 5/6/13 (b)	6,240,000	6,239,211
0.14%, due 4/5/13 (b)	7,980,000	7,979,876
Nestle Finance International Ltd. 0.13%, due 4/29/13 (b)	15,605,000	15,603,422
PACCAR Financial Corp. 0.12%, due 4/9/13 (b)	6,300,000	6,299,832
U.S. Bank NA 0.12%, due 4/4/13 (b)	15,605,000	15,605,000
Westpac Banking Corp. 0.58%, due 5/3/13 (b)(c)	9,455,000	9,455,000
		117,190,522
Government Agency Debt 3.5%
Federal Farm Credit Bank 0.08%, due 4/24/13	15,540,000	15,539,206
Federal National Mortgage Association 0.10%, due 4/17/13	9,817,000	9,816,563
		25,355,769
Other Commercial Paper 36.7%
Air Products & Chemicals, Inc. 0.10%, due 4/23/13 (b)(c)	15,545,000	15,544,050
Baker Hughes, Inc. 0.12%, due 4/8/13 (b)(c)	8,760,000	8,759,796
Brown-Forman Corp.
0.20%, due 4/22/13 (b)(c)	12,480,000	12,478,544
0.23%, due 4/12/13 (b)(c)	6,280,000	6,279,559
Chevron Corp. 0.08%, due 4/3/13 (b)(c)	5,815,000	5,814,974
Henkel of America, Inc. 0.14%, due 4/9/13 (b)(c)	9,360,000	9,359,709
Honeywell International, Inc. 0.15%, due 5/30/13 (b)(c)	5,555,000	5,553,634
John Deere Bank SA 0.14%, due 4/17/13 (b)(c)	15,670,000	15,669,025
Johnson & Johnson 0.12%, due 4/10/13 (b)(c)	6,257,000	6,256,812
NetJets, Inc. 0.08%, due 4/2/13 (b)(c)	15,545,000	15,544,966
NSTAR Electric Co.
0.23%, due 4/8/13 (b)	4,000,000	3,999,821
0.25%, due 4/1/13 (b)	15,500,000	15,500,000
Parker Hannifin Corp.
0.13%, due 4/16/13 (b)(c)	9,360,000	9,359,493
0.14%, due 4/5/13 (b)(c)	9,381,000	9,380,854
Pfizer, Inc.
0.09%, due 4/11/13 (b)(c)	9,350,000	9,349,766
0.09%, due 4/18/13 (b)(c)	9,375,000	9,374,602
Province of Ontario Canada 0.13%, due 4/23/13 (b)	15,605,000	15,603,760
Rockwell Collins, Inc.
0.11%, due 4/25/13 (b)(c)	9,325,000	9,324,316
0.12%, due 4/12/13 (b)(c)	6,215,000	6,214,772
Southern Co. (The)
0.20%, due 4/9/13 (b)(c)	12,850,000	12,849,429
0.22%, due 5/23/13 (b)(c)	6,215,000	6,213,025
UnitedHealth Group, Inc.
0.25%, due 4/12/13 (b)(c)	6,240,000	6,239,523
0.28%, due 4/29/13 (b)(c)	9,325,000	9,322,969
Wal-Mart Stores, Inc. 0.10%, due 4/2/13 (b)(c)	15,750,000	15,749,956
WGL Holdings, Inc. 0.20%, due 4/5/13 (b)(c)	6,685,000	6,684,852
Wisconsin Gas LLC 0.20%, due 4/4/13 (b)	16,870,000	16,869,719
		263,297,926
Other Notes 11.5%
American Honda Finance Corp. 0.323%, due 11/8/13 (a)(c)	6,195,000	6,195,000
ARI Fleet Lease Trust Series 2013-A, Class A1 0.26%, due 4/15/14 (c)	4,195,000	4,195,000
Enterprise Fleet Financing LLC
Series 2013-1, Class A1 0.26%, due 3/20/14 (c)	4,720,000	4,720,000
Series 2012-2, Class A1 0.325%, due 9/20/13 (c)	2,284,427	2,284,427
Fifth Third Auto Trust Series 2013-A, Class A1 0.20%, due 4/15/14	3,120,000	3,120,000
GE Equipment Transportation LLC Series 2013-1, Class A1 0.26%, due 3/24/14	3,129,000	3,129,000
Great America Leasing Receivables Series 2013-1, Class A1 0.24%, due 2/18/14 (c)	5,464,701	5,464,701
Hyundai Auto Lease Securitization Trust 0.23%, due 3/17/14 (c)	3,740,000	3,740,000
John Deere Owner Trust Series 2012-B, Class A1 0.267%, due 9/16/13	493,622	493,622
MetLife Institutional Funding II
0.375%, due 1/10/14 (a)(c)	6,250,000	6,250,000
0.38%, due 9/12/13 (a)(c)	6,235,000	6,235,000
0.556%, due 4/3/13 (a)(c)	8,000,000	8,000,000
National Rural Utilities Cooperative Finance Corp. 0.381%, due 2/18/14 (a)	6,200,000	6,200,000
Northern Trust Corp. 5.50%, due 8/15/13	2,105,000	2,145,224
Procter & Gamble Co. (The) 0.192%, due 2/14/14 (a)	6,210,000	6,207,934
SMART Trust Series 2013-1US, Class A1 0.23%, due 1/14/14	4,774,517	4,774,517
USAA Auto Owner Trust Series 2012-1, Class A1 0.23%, due 9/16/13	427,154	427,154
Volkswagen Auto Loan Enhanced Trust Series 2013-1, Class A1 0.20%, due 3/20/14	4,407,227	4,407,227
Volvo Financial Equipment LLC Series 2013-1A, Class A1 0.25%, due 4/15/14 (c)	4,055,000	4,055,000
		82,043,806
Treasury Debt 17.0%
United States Treasury Bills
0.062%, due 4/25/13 (b)	15,540,000	15,539,355
0.071%, due 4/18/13 (b)	15,600,000	15,599,478
0.08%, due 4/11/13 (b)	15,600,000	15,599,653
0.088%, due 4/15/13 (b)	6,255,000	6,254,785
United States Treasury Notes
0.125%, due 8/31/13	6,370,000	6,367,437
0.125%, due 9/30/13	6,205,000	6,202,418
0.125%, due 12/31/13	6,210,000	6,207,721
0.25%, due 10/31/13	6,165,000	6,166,215
0.25%, due 11/30/13	6,200,000	6,201,048
0.25%, due 1/31/14	6,210,000	6,213,413
0.25%, due 2/28/14	6,205,000	6,208,903
0.375%, due 6/30/13	6,200,000	6,202,323
0.375%, due 7/31/13	6,410,000	6,413,893
0.50%, due 5/31/13	6,400,000	6,403,065
0.625%, due 4/30/13	6,430,000	6,432,160
		122,011,867
Treasury Repurchase Agreements 5.7%
Bank of America N.A. 0.14%, dated 3/28/13 due 4/1/13 Proceeds at Maturity $10,000,156 (Collateralized by a United States Treasury Note with a rate of 0.625% and a maturity date of 5/31/17, with a Principal Amount of $10,162,000 and a Market Value of $10,200,058)	10,000,000	10,000,000
Deutsche Bank Securities, Inc. 0.15%, dated 3/28/13 due 4/1/13 Proceeds at Maturity $20,005,333 (Collateralized by a United States Treasury Note with a rate of 0.750% and a maturity date of 10/31/17, with a Principal Amount of $20,271,600 and a Market Value of $20,405,115)	20,005,000	20,005,000
TD Securities (U.S.A.) LLC 0.14%, dated 3/28/13 due 4/1/13 Proceeds at Maturity $11,000,171 (Collateralized by a United States Treasury Note with a rate of 0.625% and a maturity date of 5/31/17, with a Principal Amount of $11,178,200 and a Market Value of $11,220,063)	11,000,000	11,000,000
		41,005,000
Total Short-Term Investments (Amortized Cost $713,569,890) (d)	99.6%	713,569,890

Other Assets, Less Liabilities	0.4	2,998,493
Net Assets	100.0%	$716,568,383

†	Percentages indicated are based on Portfolio net assets.
(a)	Floating rate - Rate shown is the rate in effect as of March 28, 2013.
(b)	Interest rate presented is yield to maturity.
(c)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(d)	The amortized cost also represents the aggregate cost for federal income tax purposes.

The following is a summary of the fair valuations according to the inputs used as of March 28, 2013, for valuing the Portfolio's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Short-Term Investments
Certificates of Deposit	$—	$62,665,000	$—	$62,665,000
Financial Company Commercial Paper	—	117,190,522	—	117,190,522
Government Agency Debt	—	25,355,769	—	25,355,769
Other Commercial Paper	—	263,297,926	—	263,297,926
Other Notes	—	82,043,806	—	82,043,806
Treasury Debt	—	122,011,867	—	122,011,867
Treasury Repurchase Agreements	—	41,005,000	—	41,005,000
Total Investments in Securities	$—	$713,569,890	$—	$713,569,890

(a) For a complete listing of investments, see the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

For the period ended March 28, 2013, the Portfolio did not have any transfers between Level 1 and Level 2 fair value measurements.

As of March 28, 2013, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

MainStay VP Common Stock Portfolio
Portfolio of Investments March 28, 2013 (Unaudited)

		Shares	Value
	Common Stocks 98.6% †
	Aerospace & Defense 1.6%
	Boeing Co. (The)	56,822	$4,878,169
	Textron, Inc.	18,178	541,886
	United Technologies Corp.	38,352	3,583,227
			9,003,282
	Air Freight & Logistics 0.8%
	United Parcel Service, Inc. Class B	50,857	4,368,616

	Airlines 0.6%
	Southwest Airlines Co.	234,231	3,157,434

	Auto Components 0.3%
	Delphi Automotive PLC	35,421	1,572,692

	Beverages 2.8%
	Coca-Cola Co. (The)	214,791	8,686,148
	Constellation Brands, Inc. Class A (a)	3,010	143,396
	PepsiCo., Inc.	95,281	7,537,680
			16,367,224
	Biotechnology 3.0%
	Amgen, Inc.	58,483	5,995,092
	Biogen Idec, Inc. (a)	7,827	1,509,907
	Celgene Corp. (a)	36,646	4,247,638
	Gilead Sciences, Inc. (a)	118,882	5,816,896
			17,569,533
	Capital Markets 2.4%
	Bank of New York Mellon Corp. (The)	129,536	3,625,713
	BlackRock, Inc.	2,517	646,567
	Charles Schwab Corp. (The)	155,156	2,744,710
	Goldman Sachs Group, Inc. (The)	1,198	176,286
	Northern Trust Corp.	31,440	1,715,366
	State Street Corp.	61,340	3,624,580
	Waddell & Reed Financial, Inc. Class A	23,270	1,018,761
			13,551,983
	Chemicals 1.3%
	LyondellBasell Industries, N.V., Class A	55,393	3,505,823
	Monsanto Co.	11,669	1,232,596
	PPG Industries, Inc.	21,124	2,829,349
			7,567,768
	Commercial Banks 0.9%
	Fifth Third Bancorp	18,778	306,269
	Huntington Bancshares, Inc.	42,064	310,853
	U.S. Bancorp	1,608	54,559
	Wells Fargo & Co.	129,026	4,772,672
			5,444,353
	Commercial Services & Supplies 1.1%
	ADT Corp. (The)	34,743	1,700,323
	Avery Dennison Corp.	64,496	2,777,843
	Pitney Bowes, Inc.	88,847	1,320,266
	Tyco International, Ltd.	20,604	659,328
			6,457,760
	Communications Equipment 1.9%
	Cisco Systems, Inc.	299,667	6,266,037
	Harris Corp.	54,365	2,519,274
	QUALCOMM, Inc.	31,181	2,087,568
			10,872,879
	Computers & Peripherals 4.6%
¤	Apple, Inc.	33,722	14,926,369
	EMC Corp. (a)	30,372	725,587
	Hewlett-Packard Co.	95,042	2,265,801
	NetApp, Inc. (a)	85,953	2,936,154
	Seagate Technology PLC	78,591	2,873,287
	Western Digital Corp.	60,556	3,044,756
			26,771,954
	Construction & Engineering 0.5%
	AECOM Technology Corp. (a)	82,438	2,703,966

	Consumer Finance 0.3%
	American Express Co.	18,574	1,253,002
	Discover Financial Services	13,530	606,685
			1,859,687
	Diversified Consumer Services 0.1%
	Service Corp. International	21,029	351,815

	Diversified Financial Services 3.9%
	Bank of America Corp.	639,972	7,794,859
	Citigroup, Inc.	64,692	2,861,974
¤	JPMorgan Chase & Co.	205,390	9,747,809
	Leucadia National Corp.	53,461	1,466,435
	McGraw-Hill Cos., Inc. (The)	5,570	290,086
	Moody's Corp.	3,896	207,735
			22,368,898
	Diversified Telecommunication Services 3.3%
¤	AT&T, Inc.	295,406	10,838,446
	Verizon Communications, Inc.	169,037	8,308,169
			19,146,615
	Electric Utilities 0.8%
	American Electric Power Co., Inc.	40,939	1,990,864
	Edison International	7,394	372,066
	Southern Co. (The)	44,844	2,104,080
			4,467,010
	Electrical Equipment 0.5%
	Emerson Electric Co.	4,730	264,265
	Regal-Beloit Corp.	1,584	129,191
	Rockwell Automation, Inc.	26,398	2,279,467
			2,672,923
	Electronic Equipment & Instruments 0.2%
	Avnet, Inc. (a)	31,217	1,130,055

	Energy Equipment & Services 1.3%
	Ensco PLC Class A	18,291	1,097,460
	Helmerich & Payne, Inc.	24,532	1,489,092
	Noble Corp.	15,139	577,553
	Patterson-UTI Energy, Inc.	109,802	2,617,680
	Schlumberger, Ltd.	21,258	1,592,012
			7,373,797
	Food & Staples Retailing 4.1%
	Costco Wholesale Corp.	18,707	1,985,000
	CVS Caremark Corp.	96,796	5,322,812
	Kroger Co. (The)	93,636	3,103,097
	Safeway, Inc.	54,276	1,430,173
	Wal-Mart Stores, Inc.	102,133	7,642,612
	Walgreen Co.	91,869	4,380,314
			23,864,008
	Food Products 2.8%
	Dean Foods Co. (a)	149,183	2,704,688
	Green Mountain Coffee Roasters, Inc. (a)	30,110	1,709,044
	Ingredion, Inc.	38,365	2,774,557
	Kraft Foods Group, Inc.	56,975	2,935,922
	Mondelez International, Inc. Class A	73,860	2,260,854
	Smithfield Foods, Inc. (a)	30,405	805,124
	Tyson Foods, Inc. Class A	115,295	2,861,622
			16,051,811
	Health Care Equipment & Supplies 1.3%
	Abbott Laboratories	72,814	2,571,791
	Boston Scientific Corp. (a)	389,435	3,041,487
	St. Jude Medical, Inc.	51,195	2,070,326
			7,683,604
	Health Care Providers & Services 2.4%
	Cigna Corp.	20,551	1,281,766
	Community Health Systems, Inc.	60,978	2,889,747
	Express Scripts Holding Co. (a)	63,680	3,671,152
	Health Management Associates, Inc. Class A (a)	108,093	1,391,157
	Humana, Inc.	18,879	1,304,728
	McKesson Corp.	12,919	1,394,735
	UnitedHealth Group, Inc.	2,823	161,504
	Universal Health Services, Inc. Class B	160	10,219
	WellPoint, Inc.	27,559	1,825,233
			13,930,241
	Hotels, Restaurants & Leisure 2.0%
	Darden Restaurants, Inc.	27,652	1,429,055
	International Game Technology	162,431	2,680,112
	McDonald's Corp.	14,709	1,466,340
	Starwood Hotels & Resorts Worldwide, Inc.	6,382	406,725
	Wyndham Worldwide Corp.	45,968	2,964,017
	Wynn Resorts, Ltd.	22,327	2,794,447
			11,740,696
	Household Durables 0.6%
	Leggett & Platt, Inc.	25,925	875,746
	PulteGroup, Inc. (a)	135,774	2,748,066
			3,623,812
	Household Products 2.3%
	Energizer Holdings, Inc.	25,534	2,546,506
	Kimberly-Clark Corp.	24,210	2,372,096
	Procter & Gamble Co. (The)	110,141	8,487,465
			13,406,067
	Independent Power Producers & Energy Traders 0.3%
	AES Corp. (The)	61,170	768,907
	NRG Energy, Inc.	45,975	1,217,878
			1,986,785
	Industrial Conglomerates 2.1%
	3M Co.	12,776	1,358,217
	Carlisle Cos., Inc.	22,515	1,526,292
	Danaher Corp.	14,540	903,661
	General Electric Co.	352,151	8,141,731
			11,929,901
	Insurance 5.5%
	Aflac, Inc.	63,326	3,294,219
	Allstate Corp. (The)	66,821	3,278,906
	American International Group, Inc. (a)	125,314	4,864,690
	Assurant, Inc.	61,361	2,761,859
	Berkshire Hathaway, Inc. Class B (a)	49,074	5,113,511
	Chubb Corp. (The)	39,953	3,497,086
	Everest Re Group, Ltd.	8,554	1,110,822
	Fidelity National Financial, Inc. Class A	109,213	2,755,444
	Hartford Financial Services Group, Inc. (The)	36,749	948,124
	Travelers Cos., Inc. (The)	45,805	3,856,323
			31,480,984
	Internet & Catalog Retail 1.3%
	Amazon.com, Inc. (a)	12,460	3,320,466
	Expedia, Inc.	42,924	2,575,869
	Priceline.com, Inc. (a)	2,616	1,799,625
			7,695,960
	Internet Software & Services 2.6%
	AOL, Inc. (a)	32,505	1,251,117
	eBay, Inc. (a)	2,780	150,732
¤	Google, Inc. Class A (a)	13,750	10,917,912
	VeriSign, Inc. (a)	52,914	2,501,774
			14,821,535
	IT Services 4.5%
	Accenture PLC Class A	59,688	4,534,497
	Broadridge Financial Solutions, Inc.	22,362	555,472
	Computer Sciences Corp.	58,015	2,856,079
	Fidelity National Information Services, Inc.	7,885	312,404
	Global Payments, Inc.	25,611	1,271,842
¤	International Business Machines Corp.	54,754	11,679,028
	Jack Henry & Associates, Inc.	36,932	1,706,628
	NeuStar, Inc. Class A (a)	35,123	1,634,273
	Total System Services, Inc.	31,087	770,336
	Visa, Inc. Class A	5,249	891,490
			26,212,049
	Machinery 0.7%
	Caterpillar, Inc.	287	24,960
	Gardner Denver, Inc.	18,752	1,408,463
	Oshkosh Corp. (a)	24,979	1,061,358
	Parker Hannifin Corp.	7,104	650,584
	Trinity Industries, Inc.	23,021	1,043,542
			4,188,907
	Media 4.4%
	AMC Networks, Inc. Class A (a)	21,798	1,377,198
	Cablevision Systems Corp. Class A	174,723	2,613,856
	Cinemark Holdings, Inc.	82,024	2,414,786
	Comcast Corp. Class A	152,909	6,423,707
	DIRECTV (a)	49,228	2,786,797
	Gannett Co., Inc.	102,529	2,242,309
	Omnicom Group, Inc.	17,423	1,026,215
	Time Warner Cable, Inc.	20,129	1,933,592
	Viacom, Inc. Class B	8,150	501,795
	Walt Disney Co. (The)	27,906	1,585,061
	Washington Post Co. Class B	5,299	2,368,653
			25,273,969
	Multi-Utilities 0.3%
	Public Service Enterprise Group, Inc.	52,804	1,813,289

	Multiline Retail 0.2%
	Macy's, Inc.	29,194	1,221,477

	Oil, Gas & Consumable Fuels 8.7%
¤	Chevron Corp.	99,425	11,813,679
	ConocoPhillips	76,739	4,612,014
¤	ExxonMobil Corp.	210,887	19,003,028
	HollyFrontier Corp.	16,611	854,636
	Marathon Petroleum Corp.	42,380	3,797,248
	Occidental Petroleum Corp.	2,019	158,229
	Phillips 66	50,521	3,534,954
	Tesoro Corp.	49,615	2,904,958
	Valero Energy Corp.	77,037	3,504,413
			50,183,159
	Paper & Forest Products 0.2%
	International Paper Co.	29,810	1,388,550

	Pharmaceuticals 6.5%
	AbbVie, Inc.	106,372	4,337,850
	Bristol-Myers Squibb Co.	115,833	4,771,161
	Eli Lilly & Co.	59,809	3,396,553
	Endo Health Solutions, Inc. (a)	2,520	77,515
¤	Johnson & Johnson	144,595	11,788,831
	Merck & Co., Inc.	94,776	4,191,943
¤	Pfizer, Inc.	307,486	8,874,046
			37,437,899
	Professional Services 0.7%
	Manpower, Inc.	48,469	2,749,162
	Robert Half International, Inc.	38,811	1,456,577
			4,205,739
	Real Estate Investment Trusts 0.7%
	American Tower Corp.	39,843	3,064,723
	Public Storage	5,781	880,562
			3,945,285
	Road & Rail 1.1%
	Ryder System, Inc.	22,372	1,336,727
	Union Pacific Corp.	35,029	4,988,480
			6,325,207
	Semiconductors & Semiconductor Equipment 1.5%
	First Solar, Inc. (a)	82,527	2,224,928
	Intel Corp.	147,879	3,231,156
	Lam Research Corp. (a)	32,083	1,330,161
	Micron Technology, Inc. (a)	157,644	1,573,287
			8,359,532
	Software 4.2%
	BMC Software, Inc. (a)	1,590	73,665
	CA, Inc.	61,619	1,550,950
	Electronic Arts, Inc. (a)	36,413	644,510
¤	Microsoft Corp.	394,418	11,284,299
	Oracle Corp.	225,659	7,297,812
	Symantec Corp. (a)	133,955	3,306,009
			24,157,245
	Specialty Retail 3.9%
	Abercrombie & Fitch Co. Class A	54,937	2,538,089
	Advance Auto Parts, Inc.	20,598	1,702,425
	American Eagle Outfitters, Inc.	92,956	1,738,277
	Best Buy Co., Inc.	61,352	1,358,947
	GameStop Corp. Class A	102,781	2,874,785
	Gap, Inc. (The)	68,071	2,409,713
	Home Depot, Inc. (The)	32,234	2,249,289
	Lowe's Cos., Inc.	66,281	2,513,376
	O'Reilly Automotive, Inc. (a)	29,000	2,973,950
	PetSmart, Inc.	12,083	750,354
	TJX Cos., Inc.	28,670	1,340,322
			22,449,527
	Textiles, Apparel & Luxury Goods 0.5%
	Hanesbrands, Inc. (a)	64,396	2,933,882

	Tobacco 0.7%
	Altria Group, Inc.	9,702	333,652
	Lorillard, Inc.	1,195	48,218
	Philip Morris International, Inc.	40,089	3,716,651
			4,098,521
	Wireless Telecommunication Services 0.3%
	MetroPCS Communications, Inc. (a)	132,870	1,448,283

	Total Common Stocks (Cost $462,010,710)		568,638,168

	Exchange Traded Fund 1.4% (b)
	S&P 500 Index - SPDR Trust Series 1	49,481	7,746,251

	Total Exchange Traded Fund (Cost $7,689,226)		7,746,251

	Repurchase Agreement 0.0%‡
	State Street Bank and Trust Co. 0.01%, dated 3/28/13 due 4/1/13 Proceeds at Maturity $143,019 (Collateralized by a Federal Home Loan Mortgage Corp. security with a rate of 2.00% and a maturity date of 11/2/22, with a Principal Amount of $150,000 and a Market Value of $147,987)	$143,019	143,019
	Total Investments (Cost $469,842,955) (c)	100.0%	576,527,438
	Other Assets, Less Liabilities	0.0 ‡	120,056
	Net Assets	100.0%	$576,647,494

¤	Among the Portfolio's 10 largest holdings, as of March 28, 2013, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	Exchange Traded Fund - An investment vehicle that represents a basket of securities that is traded on an exchange.
(c)	As of March 28, 2013, cost is $476,855,374 for federal income tax purposes and net unrealized appreciation is as follows:

Gross unrealized appreciation	$108,574,249
Gross unrealized depreciation	(8,902,185)
Net unrealized appreciation	$99,672,064

The following abbreviation is used in the above portfolio:
SPDR	-Standard & Poor's Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of March 28, 2013, for valuing the Portfolio's assets.

Asset Valuation Inputs

	Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Investments in Securities (a)
Common Stocks	$568,638,168	$—	$—	$568,638,168
Exchange Traded Fund	7,746,251	—	—	7,746,251
Short-Term Investment
Repurchase Agreement	—	143,019	—	143,019
Total Investments in Securities	$576,384,419	$143,019	$—	$576,527,438

(a) For a complete listing of investments and their industries, see the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

For the period ended March 28, 2013, the Portfolio did not have any transfers between Level 1 and Level 2 fair value measurements.

As of March 28, 2013, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

MainStay VP Conservative Allocation Portfolio

Portfolio of Investments March 28, 2013 (Unaudited)

	Shares	Value
Affiliated Investment Companies 100.0% †
Equity Funds 42.2%
MainStay Epoch Global Choice Fund Class I (a)	619,564	$11,133,568
MainStay Epoch U.S. All Cap Fund Class I	539,464	13,195,293
MainStay ICAP Equity Fund Class I	390,261	17,499,306
MainStay ICAP International Fund Class I	177,599	5,523,321
MainStay International Opportunities Fund Class I	1,060,982	8,042,243
MainStay MAP Fund Class I	1,791,677	70,341,235
MainStay Marketfield Fund Class I	549,676	9,152,101
MainStay U.S. Equity Opportunities Fund Class I (a)	6,572,037	58,819,727
MainStay VP DFA / DuPont Capital Emerging Markets Equity Portfolio Initial Class (a)(b)	1,617,513	15,652,902
MainStay VP Eagle Small Cap Growth Portfolio Initial Class (b)	377,459	4,248,855
MainStay VP Growth Equity Portfolio Initial Class	135,363	3,950,272
MainStay VP ICAP Select Equity Portfolio Initial Class	38,366	588,004
MainStay VP International Equity Portfolio Initial Class	191,679	2,412,420
MainStay VP Large Cap Growth Portfolio Initial Class (a)(b)	2,703,164	49,864,615
MainStay VP Mid Cap Core Portfolio Initial Class	770	10,815
MainStay VP S&P 500 Index Portfolio Initial Class	282,919	9,046,139
MainStay VP T. Rowe Price Equity Income Portfolio Initial Class (a)	2,686,276	32,251,655
MainStay VP U.S. Small Cap Portfolio Initial Class	282,390	3,197,811
Total Equity Funds (Cost $275,367,721)		314,930,282
Fixed Income Funds 57.8%
MainStay High Yield Municipal Bond Fund Class I	613,770	7,395,925
MainStay High Yield Opportunities Fund Class I	637,741	7,837,842
MainStay Intermediate Term Bond Fund Class I	2,622,726	28,928,673
MainStay Short Duration High Yield Fund Class I (a)	1,122,108	11,254,744
MainStay VP Bond Portfolio Initial Class (a)	15,448,418	227,758,448
MainStay VP Cash Management Portfolio Initial Class	21,764,797	21,766,495
MainStay VP Flexible Bond Opportunities Portfolio Initial Class (a)	2,793,345	29,293,312
MainStay VP Floating Rate Portfolio Initial Class (a)	8,531,363	80,031,117
MainStay VP High Yield Corporate Bond Portfolio Initial Class	1,684,690	17,620,973
Total Fixed Income Funds (Cost $428,772,427)		431,887,529
Total Investments (Cost $704,140,148) (c)	100.0%	746,817,811
Other Assets, Less Liabilities	(0.0)‡	(236,103)
Net Assets	100.0%	$746,581,708

†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	The Portfolio's ownership exceeds 5% of the outstanding shares of the Underlying Portfolio's/Fund's share class.
(b)	Non-income producing Underlying Portfolio/Fund.
(c)	As of March 28, 2013, cost is $705,255,863 for federal income tax purposes and net unrealized appreciation is as follows:

Gross unrealized appreciation	$45,019,615
Gross unrealized depreciation	(3,457,667)
Net unrealized appreciation	$41,561,948

The following is a summary of the fair valuations according to the inputs used as of March 28, 2013, for valuing the Portfolio's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments (a)
Affiliated Investment Companies
Equity Funds	$314,930,282	$—	$—	$314,930,282
Fixed Income Funds	431,887,529	—	—	431,887,529
Total Investments	$746,817,811	$—	$—	$746,817,811

(a) For a complete listing of investments, see the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

For the period ended March 28, 2013, the Portfolio did not have any transfers between Level 1 and Level 2 fair value measurements.

As of March 28, 2013, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

MainStay VP Convertible Portfolio

Portfolio of Investments March 28, 2013 (Unaudited)

		Principal Amount	Value
	Convertible Securities 90.4%†
	Convertible Bonds 75.2%
	Advertising 0.1%
	Omnicom Group, Inc. (zero coupon), due 7/1/38	$225,000	$266,906

	Aerospace & Defense 0.8%
	GenCorp, Inc. 4.063%, due 12/31/39	1,218,000	1,903,125
	Kaman Corp. 3.25%, due 11/15/17 (a)	1,783,000	2,200,891
			4,104,016
	Airlines 1.6%
	Continental Airlines, Inc. 4.50%, due 1/15/15	4,303,000	7,718,506

	Apparel 0.6%
	Iconix Brand Group, Inc. 2.50%, due 6/1/16 (a)	2,807,000	3,131,559

	Auto Manufacturers 2.6%
	Ford Motor Co. 4.25%, due 11/15/16	3,328,000	5,349,760
	Wabash National Corp. 3.375%, due 5/1/18	5,906,000	7,172,099
			12,521,859
	Biotechnology 3.8%
¤	Gilead Sciences, Inc. 1.00%, due 5/1/14	6,792,000	14,742,885
	Medicines Co. (The) 1.375%, due 6/1/17 (a)	2,787,000	3,753,741
			18,496,626
	Coal 1.4%
	Peabody Energy Corp. 4.75%, due 12/15/66	8,441,000	6,921,620

	Commercial Services 1.5%
	Hertz Global Holdings, Inc. 5.25%, due 6/1/14	1,542,000	4,181,719
	Sotheby's 3.125%, due 6/15/13	2,844,000	3,194,167
			7,375,886
	Computers 2.8%
	EMC Corp. 1.75%, due 12/1/13	5,984,000	8,934,890
	Quantum Corp. 3.50%, due 11/15/15	2,009,000	1,847,024
	SanDisk Corp. 1.50%, due 8/15/17	2,180,000	2,820,375
			13,602,289
	Distribution & Wholesale 0.4%
	WESCO International, Inc. 6.00%, due 9/15/29	833,000	2,192,352

	Entertainment 0.9%
	International Game Technology 3.25%, due 5/1/14	4,176,000	4,512,690

	Environmental Controls 1.8%
	Covanta Holding Corp. 3.25%, due 6/1/14	6,760,000	8,741,525

	Finance - Leasing Companies 1.6%
	Air Lease Corp. 3.875%, due 12/1/18 (a)	6,538,000	8,049,913

	Finance - Mortgage Loan/Banker 0.2%
	Walter Investment Management Corp. 4.50%, due 11/1/19	780,000	841,425

	Health Care - Products 4.8%
	Hologic, Inc. 2.00%, due 3/1/42 (b)	5,246,000	5,508,300
	Insulet Corp. 3.75%, due 6/15/16	4,145,000	4,917,006
	Teleflex, Inc. 3.875%, due 8/1/17	5,964,000	8,658,982
	Wright Medical Group, Inc. 2.00%, due 8/15/17 (a)	3,663,000	4,217,029
			23,301,317
	Health Care - Services 1.1%
	WellPoint, Inc. 2.75%, due 10/15/42 (a)	4,852,000	5,325,070

	Home Builders 2.3%
	KB Home 1.375%, due 2/1/19	3,657,000	4,038,700
	Lennar Corp. 3.25%, due 11/15/21 (a)	3,866,000	7,299,491
			11,338,191
	Household Products & Wares 2.1%
¤	Jarden Corp. 1.875%, due 9/15/18 (a)	9,099,000	10,412,668

	Insurance 1.8%
	American Equity Investment Life Holding Co. 3.50%, due 9/15/15 (a)	4,172,000	5,473,142
	Radian Group, Inc. 2.25%, due 3/1/19	2,623,000	3,173,830
			8,646,972
	Internet 2.8%
	At Home Corp. 4.75%, due 12/31/49 (c)(d)(e)(f)	2,335,418	234
	Blucora, Inc. 4.25%, due 4/1/19 (a)	2,129,000	2,215,491
	Dealertrack Technologies, Inc. 1.50%, due 3/15/17	5,597,000	5,995,786
	VeriSign, Inc. 3.25%, due 8/15/37	3,566,000	5,302,196
			13,513,707
	Investment Company 1.0%
	Ares Capital Corp. 4.875%, due 3/15/17	4,436,000	4,696,615

	Iron & Steel 1.0%
	Allegheny Technologies, Inc. 4.25%, due 6/1/14	4,460,000	4,802,863

	Lodging 0.8%
	MGM Resorts International 4.25%, due 4/15/15	3,544,000	3,856,315

	Machinery - Diversified 1.2%
	Chart Industries, Inc. 2.00%, due 8/1/18	4,211,000	5,721,696

	Metal Fabricate & Hardware 0.6%
	RTI International Metals, Inc. 3.00%, due 12/1/15	2,567,000	2,982,533

	Miscellaneous - Manufacturing 2.9%
¤	Danaher Corp. (zero coupon), due 1/22/21	5,805,000	10,496,166
	Textron, Inc. 4.50%, due 5/1/13	1,681,000	3,807,465
			14,303,631
	Oil & Gas Services 7.0%
	Helix Energy Solutions Group, Inc. 3.25%, due 3/15/32	4,923,000	6,058,367
	Hornbeck Offshore Services, Inc. 1.50%, due 9/1/19 (a)	2,525,000	2,949,516
¤	JPMorgan Chase & Co. (Convertible into Schlumberger, Ltd.) 1.50%, due 6/25/15 (a)(g)	11,715,347	15,483,003
	SEACOR Holdings, Inc. 2.50%, due 12/15/27 (a)	1,751,000	1,912,967
	Subsea 7 S.A.
	Series Reg S
	1.00%, due 10/5/17	2,000,000	2,044,000
	3.50%, due 10/13/14	3,700,000	5,507,450
			33,955,303
	Pharmaceuticals 9.7%
	Akorn, Inc. 3.50%, due 6/1/16	2,078,000	3,601,434
	BioMarin Pharmaceutical, Inc. 1.875%, due 4/23/17	1,911,000	5,906,184
	Medivation, Inc. 2.625%, due 4/1/17	4,827,000	5,961,345
	Mylan, Inc. 3.75%, due 9/15/15	2,793,000	6,202,206
	Omnicare, Inc. 3.75%, due 12/15/25	2,964,000	4,801,680
¤	Salix Pharmaceuticals, Ltd.
	1.50%, due 3/15/19 (a)	3,147,000	3,353,522
	2.75%, due 5/15/15	5,799,000	7,509,705
¤	Teva Pharmaceutical Finance Co. LLC 0.25%, due 2/1/26	9,464,000	9,883,965
			47,220,041
	Real Estate Investment Trusts 2.8%
	Host Hotels & Resorts, L.P. 2.50%, due 10/15/29 (a)	4,322,000	6,034,593
	SL Green Operating Partnership, L.P. 3.00%, due 10/15/17 (a)	6,391,000	7,609,284
			13,643,877
	Semiconductors 6.8%
	Intel Corp. 3.25%, due 8/1/39	3,876,000	4,673,022
	Microchip Technology, Inc. 2.125%, due 12/15/37	6,023,000	8,582,775
¤	Micron Technology, Inc.
	1.625%, due 2/15/33 (a)	2,564,000	2,948,600
	3.125%, due 5/1/32 (a)	5,971,000	7,478,677
	Novellus Systems, Inc. 2.625%, due 5/15/41	3,206,000	4,378,194
	ON Semiconductor Corp. Series B 2.625%, due 12/15/26	3,712,000	4,224,720
	Xilinx, Inc. 2.625%, due 6/15/17	554,000	788,411
			33,074,399
	Software 2.9%
	Bottomline Technologies, Inc. 1.50%, due 12/1/17	4,070,000	4,761,900
	Microsoft Corp. (zero coupon), due 6/15/13 (a)	5,171,000	5,180,696
	Nuance Communications, Inc. 2.75%, due 11/1/31	4,299,000	4,462,899
			14,405,495
	Telecommunications 3.0%
	Ciena Corp. 4.00%, due 12/15/20	4,927,000	5,918,559
	Comtech Telecommunications Corp. 3.00%, due 5/1/29	1,942,000	1,995,405
	SBA Communications Corp.
	1.875%, due 5/1/13	775,000	1,341,719
	4.00%, due 10/1/14	2,260,000	5,399,987
			14,655,670
	Transportation 0.5%
	XPO Logistics, Inc. 4.50%, due 10/1/17	2,118,000	2,513,801

	Total Convertible Bonds (Cost $321,512,289)		366,847,336

		Shares	Value
	Convertible Preferred Stocks 15.2%
	Aerospace & Defense 2.0%
¤	United Technologies Corp. 7.50%	160,294	9,593,596

	Auto Manufacturers 1.4%
	General Motors Co. 4.75%	155,400	6,672,876

	Auto Parts & Equipment 0.5%
	Goodyear Tire & Rubber Co. (The) 5.88%	57,600	2,506,176

	Electric 0.8%
	PPL Corp. 9.50%	68,500	3,753,800

	Food 0.6%
	Post Holdings, Inc. (a)(h) 3.75%	27,639	3,001,291

	Hand & Machine Tools 2.2%
¤	Stanley Black & Decker, Inc. 4.75%	86,249	10,918,261

	Insurance 1.9%
	MetLife, Inc. 5.00%	194,113	9,589,182

	Iron & Steel 0.4%
	Cliffs Natural Resources, Inc. (h) 7.00%	97,926	1,828,278

	Oil & Gas 4.2%
¤	Apache Corp. 6.00%	333,000	14,831,820
	Energy XXI Bermuda, Ltd. 5.63%	10,192	3,142,002
	Sanchez Energy Corp. (a) 4.88%	48,100	2,556,044
			20,529,866
	Pharmaceuticals 0.9%
	Omnicare Capital Trust II 4.00%	84,000	4,326,000

	Real Estate Investment Trusts 0.3%
	Health Care REIT, Inc. (h) 6.50%	26,800	1,664,548

	Total Convertible Preferred Stocks (Cost $75,362,799)		74,383,874

	Total Convertible Securities (Cost $396,875,088)		441,231,210

	Common Stocks 5.7%
	Banks 1.2%
	Citigroup, Inc.	128,171	5,670,285

	Internet 0.7%
	Symantec Corp. (h)	88,500	2,184,180
	TIBCO Software, Inc. (h)	73,482	1,485,806
			3,669,986
	Oil & Gas 0.2%
	Ensco PLC Class A	19,000	1,140,000

	Oil & Gas Services 2.2%
	Baker Hughes, Inc.	75,000	3,480,750
	Halliburton Co.	73,392	2,965,771
	ION Geophysical Corp. (h)	360,900	2,457,729
	Schlumberger, Ltd.	22,000	1,647,580
			10,551,830
	Pharmaceuticals 0.9%
	Merck & Co., Inc.	95,247	4,212,775

	Transportation 0.5%
	Tidewater, Inc.	49,600	2,504,800

	Total Common Stocks (Cost $27,085,146)		27,749,676

		Number of Warrants	Value
	Warrants 0.0%‡
	Auto Manufacturers 0.0%‡
	General Motors Co.
	Strike Price $10.00 Expires 7/10/16 (h)	634	11,735
	Strike Price $18.33 Expires 7/10/19 (h)	634	7,475

	Total Warrants (Cost $569)		19,210

		Principal Amount	Value
	Short-Term Investment 3.2%
	Repurchase Agreement 3.2%
	State Street Bank and Trust Co. 0.01%, dated 3/28/13 due 4/1/13 Proceeds at Maturity $15,696,990 (Collateralized by a Federal National Mortgage Association security with a rate of 2.17% and a maturity date of 10/17/22, with a Principal Amount of $15,975,000 and a Market Value of $16,011,663)	$15,696,973	15,696,973

	Total Short-Term Investment (Cost $15,696,973)		15,696,973

	Total Investments (Cost $439,657,776) (i)	99.3%	484,697,069
	Other Assets, Less Liabilities	0.7	3,209,839
	Net Assets	100.0%	$487,906,908

¤	Among the Portfolio's 10 largest holdings or issuers held, as of March 28, 2013, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Step coupon. Rate shown is the rate in effect as of March 28, 2013.
(c)	Issue in default.
(d)	Illiquid security. The total market value of this security as of March 28, 2013 is $234, which represents less than one-tenth of a percent of the Portfolio's net assets.
(e)	Restricted security.
(f)	Fair valued security. The total market value of this security as of March 28, 2013 is $234, which represents less than one-tenth of a percent of the Portfolio's net assets.
(g)	Synthetic Convertible Bond - Security structured by an investment bank that provides exposure to a specific company's stock, represents 3.2% of the Portfolio's net assets.
(h)	Non-income producing security.
(i)	As of March 28, 2013, cost is $442,135,219 for federal income tax purposes and net unrealized appreciation is as follows:

Gross unrealized appreciation	$59,485,524
Gross unrealized depreciation	(16,923,674)
Net unrealized appreciation	$42,561,850

The following is a summary of the fair valuations according to the inputs used as of March 28, 2013, for valuing the Portfolio's assets.

Asset Valuation Inputs

	Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Investments in Securities (a)
Convertible Securities
Convertible Bonds (b)	$—	$366,847,102	$234	$366,847,336
Convertible Preferred Stocks	74,383,874	—	—	74,383,874
Total Convertible Securities	74,383,874	366,847,102	234	441,231,210
Common Stocks	27,749,676	—	—	27,749,676
Warrants	19,210	—	—	19,210
Short-Term Investment
Repurchase Agreement	—	15,696,973	—	15,696,973
Total Investments in Securities	$102,152,760	$382,544,075	$234	$484,697,069

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The Level 3 security valued at $234 is held in Internet within the Convertible Bonds Section of the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

For the period ended March 28, 2013, the Portfolio did not have any transfers between Level 1 and Level 2 fair value measurements.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

										Change in
										Unrealized
										Appreciation
				Change in						(Depreciation)
	Balance as of	Accrued		Unrealized						from Investments
	December 31,	Discounts	Realized	Appreciation			Transfers	Transfers out of	Balance as of	Still Held at
Investments in Securities	2012	(Premiums)	Gain (Loss)	(Depreciation)	Purchases	Sales	into Level 3	Level 3	March 28, 2013	March 28, 2013
Convertible Bonds
Internet	$234	$-	$-	$-	$-	$-	$-	$-	$234	$-
Total	$234	$-	$-	$-	$-	$-	$-	$-	$234	$-

As of March 28, 2013, the Portfolio held the following restricted security:

	Date of	Principal			3/28/13	Percent of
Security	Acquisition	Amount	Cost		Value	Net Assets

At Home Corp. Convertible Bond 4.75% due 12/31/49	8/31/01	$2,335,418	$0	(a)	$234	0.0	%‡
‡ Less than one-tenth of a percent.
(a) Less than one dollar.

MainStay VP DFA / DuPont Capital Emerging Markets Equity Portfolio

Portfolio of Investments March 28, 2013 (Unaudited)

		Shares	Value
	Common Stocks 90.7% †
	Brazil 6.4%
	Autometal S.A. (Auto Components)	157,931	$1,611,549
	Banco do Brasil S.A. (Commercial Banks)	60,288	818,956
	Banco Santander Brasil S.A., ADR (Commercial Banks)	193,600	1,405,536
	Bematech S.A. (Computers & Peripherals)	12,500	54,373
	BrasilAgro - Companhia Brasileira de Propriedades Agricolas (Food Products) (a)	12,600	62,353
	Braskem S.A., Sponsored ADR (Chemicals)	13,281	179,825
	Brookfield Incorporacoes S.A. (Household Durables)	123,416	153,297
	Cia Providencia Industria e Comercio S.A. (Textiles, Apparel & Luxury Goods)	14,400	61,997
	Cyrela Brazil Realty S.A. Empreendimentos e Participacoes (Household Durables)	217,800	1,867,858
	Embraer S.A. (Aerospace & Defense)	708,320	6,309,420
	Even Construtora e Incorporadora S.A. (Household Durables)	562,300	2,726,978
	Fibria Celulose S.A., Sponsored ADR (Paper & Forest Products) (a)	84,978	1,025,684
	Gafisa S.A., ADR (Household Durables) (a)	83,400	326,094
	Gerdau S.A. (Metals & Mining)	17,100	117,878
	Gerdau S.A., Sponsored ADR (Metals & Mining)	48,512	374,028
	Industrias Romi S.A. (Machinery) (a)	3,600	9,656
	JBS S.A. (Food Products) (a)	160,000	538,414
	Kepler Weber S.A. (Machinery)	4,400	30,375
	Log-in Logistica Intermodal S.A. (Air Freight & Logistics) (a)	1,900	8,838
	Magnesita Refratarios S.A. (Construction Materials)	29,271	104,294
	Marfrig Alimentos S.A. (Food Products) (a)	53,600	223,869
	MMX Mineracao e Metalicos S.A. (Metals & Mining) (a)	1,468,009	1,605,493
	OSX Brasil S.A. (Energy Equipment & Services) (a)	6,600	13,652
	Paranapanema S.A. (Metals & Mining) (a)	48,800	134,029
	PDG Realty S.A. Empreendimentos e Participacoes (Household Durables)	292,740	450,536
	Petroleo Brasileiro S.A., Sponsored ADR (Oil, Gas & Consumable Fuels)	151,615	2,751,812
	Petroleo Brasileiro S.A., ADR (Oil, Gas & Consumable Fuels)	89,700	1,486,329
	Plascar Participacoes Industriais S.A. (Auto Components)	4,400	958
	Positivo Informatica S.A. (Computers & Peripherals) (a)	9,900	20,136
	Profarma Distribuidora de Produtos Farmaceuticos S.A. (Health Care Providers & Services)	100	1,089
	Rodobens Negocios Imobiliarios S.A. (Household Durables)	2,000	14,846
	Rossi Residencial S.A. (Household Durables)	107,287	163,525
	SLC Agricola S.A. (Food Products)	13,908	128,292
	Sul America S.A. (Insurance)	313,050	3,127,789
	Tecnisa S.A. (Household Durables)	5,700	23,835
	Tereos Internacional S.A. (Food Products)	16,700	26,280
	TPI - Triunfo Participacoes e Investimentos S.A. (Transportation Infrastructure)	7,500	45,058
	Vanguarda Agro S.A. (Oil, Gas & Consumable Fuels) (a)	891,294	189,660
	Viver Incorporadora e Construtora S.A. (Household Durables) (a)	50,418	19,711
			28,214,302
	Chile 2.9%
	Aguas Andinas S.A. Class A (Water Utilities)	2,475,813	1,942,844
¤	Cia Cervecerias Unidas S.A., ADR (Beverages)	248,431	8,218,097
	Cia General de Electricidad S.A. (Electric Utilities)	6,668	42,002
	Cia Sud Americana de Vapores S.A. (Marine) (a)	394,861	39,989
	Corpbanca SA/Chile, ADR (Commercial Banks)	800	16,728
	Empresas CMPC S.A. (Paper & Forest Products)	192,421	701,122
	Empresas COPEC S.A. (Oil, Gas & Consumable Fuels)	13,438	195,200
	Empresas Iansa S.A. (Food Products)	96,500	7,241
	Enersis S.A., Sponsored ADR (Electric Utilities)	68,450	1,316,978
	Inversiones Aguas Metropolitanas S.A. (Water Utilities)	45,408	95,824
	Masisa S.A. (Paper & Forest Products)	376,562	37,936
	Ripley Corp. S.A. (Multiline Retail)	62,190	71,225
	Salfacorp S.A. (Construction & Engineering)	9,316	20,454
	Socovesa S.A. (Household Durables)	26,762	13,338
	Vina Concha y Toro S.A. (Beverages)	48,619	97,032
			12,816,010
	China 13.2%
	Agile Property Holdings, Ltd. (Real Estate Management & Development)	130,000	154,743
	Agricultural Bank of China, Ltd. Class H (Commercial Banks)	1,887,000	904,296
	Aluminum Corp. of China, Ltd., ADR (Metals & Mining) (a)	3,800	36,974
	Aluminum Corp. of China, Ltd. (Metals & Mining) (a)	60,000	23,266
	AMVIG Holdings, Ltd. (Containers & Packaging)	60,000	22,261
	Angang Steel Co., Ltd. Class H (Metals & Mining) (a)	112,000	61,320
	Asian Citrus Holdings, Ltd. (Food Products)	69,000	35,555
	Bank of China, Ltd. Class H (Commercial Banks)	6,844,000	3,174,009
	Bank of Communications Co., Ltd. Class H (Commercial Banks)	747,000	561,028
	BBMG Corp. Class H (Construction Materials)	42,500	34,547
	Beijing Capital International Airport Co., Ltd. Class H (Transportation Infrastructure)	194,000	139,954
	Beijing Capital Land, Ltd. Class H (Real Estate Management & Development)	90,000	33,275
	BYD Electronic International Co., Ltd. (Communications Equipment)	89,000	27,173
	C C Land Holdings, Ltd. (Real Estate Management & Development)	187,000	57,334
	China Aerospace International Holdings, Ltd. (Electronic Equipment & Instruments)	420,000	41,120
	China Agri-Industries Holdings, Ltd. (Food Products)	215,800	111,201
	China All Access Holdings, Ltd. (Communications Equipment)	72,000	23,652
	China Aoyuan Property Group, Ltd. (Real Estate Management & Development)	222,000	47,760
	China Automation Group, Ltd. (Machinery)	110,000	24,799
	China Citic Bank Corp., Ltd. Class H (Commercial Banks)	761,000	456,842
	China Coal Energy Co., Ltd. (Oil, Gas & Consumable Fuels)	339,000	303,515
	China Communications Construction Co., Ltd. Class H (Construction & Engineering)	452,000	420,991
	China Communications Services Corp., Ltd. Class H (Diversified Telecommunication Services)	244,000	157,793
	China Dongxiang Group Co. (Textiles, Apparel & Luxury Goods)	165,000	25,507
	China Everbright, Ltd. (Capital Markets)	88,000	139,892
	China Glass Holdings, Ltd. (Building Products)	172,000	23,709
	China Green Holdings, Ltd. (Food Products) (a)	102,000	17,608
	China Haidian Holdings, Ltd. (Textiles, Apparel & Luxury Goods)	130,000	13,565
	China High Speed Transmission Equipment Group Co., Ltd. (Electrical Equipment) (a)	95,000	44,792
	China Hongqiao Group, Ltd. (Metals & Mining)	121,500	59,947
	China Huiyuan Juice Group, Ltd. (Food Products) (a)	106,000	53,119
	China ITS Holdings Co., Ltd. (IT Services) (a)	177,000	29,642
	China Lumena New Materials Corp. (Chemicals)	260,000	55,600
	China Metal Recycling Holdings, Ltd. (Metals & Mining) (b)(c)	75,000	91,110
	China Minsheng Banking Corp., Ltd. Class H (Commercial Banks)	239,000	305,425
¤	China Mobile, Ltd. (Wireless Telecommunication Services)	1,469,000	15,546,225
	China National Materials Co., Ltd. Class H (Machinery)	101,000	26,933
	China Ocean Resources Co., Ltd. (Food Products) (a)	7,670	25,886
	China Oil and Gas Group, Ltd. (Gas Utilities) (a)	20,000	3,916
	China Petroleum & Chemical Corp. Class H (Oil, Gas & Consumable Fuels)	1,716,000	2,020,501
	China Properties Group, Ltd. (Real Estate Management & Development) (a)	124,000	36,740
	China Railway Construction Corp., Ltd. Class H (Construction & Engineering)	202,000	191,785
	China Rare Earth Holdings, Ltd. (Metals & Mining)	130,000	23,111
	China Rongsheng Heavy Industries Group Holdings, Ltd. (Machinery)	102,000	16,688
	China SCE Property Holdings, Ltd. (Real Estate Management & Development)	147,000	35,602
	China Shipping Container Lines Co., Ltd. Class H (Marine) (a)	364,000	98,473
	China Shipping Development Co., Ltd. Class H (Marine)	134,000	64,734
	China South City Holdings, Ltd. (Real Estate Management & Development)	180,000	30,145
	China Southern Airlines Co., Ltd. Class H (Airlines)	188,000	107,532
	China Tontine Wines Group, Ltd. (Beverages)	298,000	19,003
	China Travel International Inv HK (Hotels, Restaurants & Leisure)	290,000	56,412
	China Unicom Hong Kong, Ltd., ADR (Diversified Telecommunication Services)	60,300	812,844
	China Vanadium Titano - Magnetite Mining Co., Ltd. (Metals & Mining)	138,000	31,822
	China Yurun Food Group, Ltd. (Food Products) (a)	166,000	114,194
	China Zhongwang Holdings, Ltd. (Metals & Mining) (a)	166,000	56,028
	Chongqing Machinery & Electric Co., Ltd. Class H (Industrial Conglomerates)	168,000	24,023
	Chongqing Rural Commercial Bank Class H (Commercial Banks)	108,000	57,878
	Citic Pacific, Ltd. (Industrial Conglomerates)	131,000	170,447
	Citic Resources Holdings, Ltd. (Trading Companies & Distributors) (a)	284,000	38,049
	Comba Telecom Systems Holdings, Ltd. (Communications Equipment)	158,000	53,531
	COSCO Pacific, Ltd. (Transportation Infrastructure)	171,175	247,858
	Daqing Dairy Holdings, Ltd. (Food Products) (a)(b)(c)	157,000	2
	Dongfeng Motor Group Co., Ltd. Class H (Automobiles)	3,334,000	4,681,529
	Fosun International, Ltd. (Metals & Mining)	72,000	48,417
	Franshion Properties China, Ltd. (Real Estate Management & Development)	140,000	45,449
	GCL-Poly Energy Holdings, Ltd. (Semiconductors & Semiconductor Equipment)	449,000	91,390
	Global Bio-Chem Technology Group Co., Ltd. (Food Products)	200,000	17,262
	Glorious Property Holdings, Ltd. (Real Estate Management & Development) (a)	125,000	19,807
	Golden Meditech Holdings, Ltd. (Health Care Equipment & Supplies)	224,000	27,414
	GOME Electrical Appliances Holdings, Ltd. (Specialty Retail) (a)	756,000	82,782
	Greentown China Holdings, Ltd. (Real Estate Management & Development) (a)	9,000	16,858
	Guangshen Railway Co., Ltd., Sponsored ADR (Road & Rail)	2,500	60,400
	Guangzhou Automobile Group Co., Ltd. Class H (Automobiles)	174,000	148,165
	Harbin Power Equipment Co., Ltd. Class H (Electrical Equipment)	70,000	56,901
	Heng Tai Consumables Group, Ltd. (Food & Staples Retailing) (a)	1,035,000	22,133
	Hidili Industry International Development, Ltd. (Oil, Gas & Consumable Fuels)	107,000	23,571
	HKC Holdings, Ltd. (Construction & Engineering)	248,000	8,626
	Hopson Development Holdings, Ltd. (Real Estate Management & Development) (a)	28,000	40,471
	Hua Han Bio-Pharmaceutical Holdings, Ltd. Class H (Pharmaceuticals)	142,400	41,275
	Huaneng Renewables Corp., Ltd. Class H (Independent Power Producers & Energy Traders) (a)	144,000	38,214
	Ju Teng International Holdings, Ltd. (Electronic Equipment & Instruments)	140,000	88,012
	Kaisa Group Holdings, Ltd. (Real Estate Management & Development) (a)	69,000	19,467
	Kingboard Chemical Holdings, Ltd. (Electronic Equipment & Instruments)	49,000	139,819
	Kingboard Laminates Holdings, Ltd. (Electronic Equipment & Instruments)	108,000	47,443
	KWG Property Holding, Ltd. (Real Estate Management & Development)	77,500	48,621
	Li Ning Co., Ltd. (Textiles, Apparel & Luxury Goods) (a)	34,000	20,017
	Lonking Holdings, Ltd. (Machinery)	275,000	62,705
	Maanshan Iron & Steel Class H (Metals & Mining) (a)	176,000	45,799
	Maoye International Holdings, Ltd. (Multiline Retail)	135,000	32,174
	Media Chinese International, Ltd. (Media)	51,500	19,459
	Metallurgical Corp. of China, Ltd. Class H (Construction & Engineering) (a)	217,000	41,932
	MMG, Ltd. (Metals & Mining) (a)	48,000	17,685
	New World China Land, Ltd. (Real Estate Management & Development)	98,000	41,662
	Nine Dragons Paper Holdings, Ltd. (Paper & Forest Products)	167,000	156,403
	Pacific Basin Shipping, Ltd. (Marine)	3,843,000	2,282,269
	PCD Stores Group, Ltd. (Multiline Retail)	312,000	47,026
	Peak Sport Products Co., Ltd. (Textiles, Apparel & Luxury Goods)	117,000	19,142
¤	PetroChina Co., Ltd. Class H (Oil, Gas & Consumable Fuels)	6,793,550	8,926,733
	Poly Hong Kong Investments, Ltd. (Real Estate Management & Development) (a)	174,000	110,732
	Real Nutriceutical Group, Ltd. (Personal Products)	97,000	23,867
	Renhe Commercial Holdings Co., Ltd. (Real Estate Management & Development) (a)	1,082,000	64,815
	REXLot Holdings, Ltd. (Hotels, Restaurants & Leisure)	650,000	56,940
	Samson Holding, Ltd. (Household Durables)	212,000	40,420
	Semiconductor Manufacturing International Corp. (Semiconductors & Semiconductor Equipment) (a)	1,970,000	118,009
	Shandong Chenming Paper Holdings, Ltd. Class H (Paper & Forest Products)	69,000	24,889
	Shanghai Industrial Holdings, Ltd. (Industrial Conglomerates)	56,000	175,303
	Shanghai Jin Jiang International Hotels Group Co., Ltd. Class H (Hotels, Restaurants & Leisure)	236,000	41,043
	Shengli Oil & Gas Pipe Holdings, Ltd. (Energy Equipment & Services) (b)(c)	277,500	29,314
	Shenzhen Investment, Ltd. (Real Estate Management & Development)	230,799	92,468
	Shimao Property Holdings, Ltd. (Real Estate Management & Development)	88,500	170,329
	Shougang Fushan Resources Group, Ltd. (Metals & Mining)	304,000	135,110
	Shui On Land, Ltd. (Real Estate Management & Development)	172,000	74,007
	Sino Oil And Gas Holdings, Ltd. (Oil, Gas & Consumable Fuels) (a)	985,000	18,272
	Sino-Ocean Land Holdings, Ltd. (Real Estate Management & Development)	352,955	214,159
	Sinofert Holdings, Ltd. (Chemicals)	216,000	54,261
	Sinotrans Shipping, Ltd. (Marine)	133,000	35,466
	Sinotruk Hong Kong, Ltd. (Machinery)	3,203,000	1,728,887
	Soho China, Ltd. (Real Estate Management & Development)	212,500	176,843
	TCC International Holdings, Ltd. (Construction Materials)	102,000	27,331
	TCL Communication Technology Holdings, Ltd. (Communications Equipment)	31,000	9,185
	Tiangong International Co., Ltd. (Metals & Mining)	152,000	44,449
	Tianjin Port Development Holdings, Ltd. (Transportation Infrastructure)	204,000	30,222
	TPV Technology, Ltd. (Computers & Peripherals)	82,000	23,134
	Travelsky Technology, Ltd. Class H (IT Services)	96,000	63,196
	Truly International Holdings (Electronic Equipment & Instruments)	124,000	64,216
	VODone, Ltd. (Media)	222,000	16,301
	Wasion Group Holdings, Ltd. (Electronic Equipment & Instruments)	80,000	45,861
	Weichai Power Co., Ltd. Class H (Machinery)	753,000	2,517,259
	Weiqiao Textile Co. Class H (Textiles, Apparel & Luxury Goods)	64,000	35,700
	West China Cement, Ltd. (Construction Materials)	288,000	47,490
	Xingda International Holdings, Ltd. (Auto Components)	86,000	28,473
	Yanchang Petroleum International, Ltd. (Oil, Gas & Consumable Fuels) (a)	70,000	4,689
	Yanzhou Coal Mining Co., Ltd. Class H (Oil, Gas & Consumable Fuels)	4,472,000	6,025,999
	Yuexiu Property Co., Ltd. (Real Estate Management & Development)	524,000	151,208
			57,670,565
	Colombia 2.1%
¤	BanColombia S.A., Sponsored ADR (Commercial Banks)	142,371	9,004,966
	Cementos Argos S.A. (Construction Materials)	8,300	39,556
	Grupo De Inversiones Suramericana S.A. (Diversified Financial Services)	2,121	45,313
	Grupo Nutresa S.A. (Food Products)	4,675	66,585
			9,156,420
	Czech Republic 1.6%
	Komercni Banka A.S. (Commercial Banks)	35,535	6,784,291
	Unipetrol AS (Chemicals) (a)	10,000	84,991
			6,869,282
	Egypt 0.1%
	Ezz Steel (Metals & Mining)	415,844	562,360

	Hungary 0.1%
	EGIS Pharmaceuticals PLC (Pharmaceuticals)	272	20,619
	OTP Bank PLC (Commercial Banks)	29,644	534,953
			555,572
	India 3.1%
	Infosys, Ltd., Sponsored ADR (IT Services)	98,913	5,332,400
	Reliance Industries, Ltd., Sponsored GDR (Oil, Gas & Consumable Fuels) (d)	274,057	7,805,143
	State Bank Of India, GDR (Commercial Banks)	657	54,761
	Sterlite Industries India, Ltd., ADR (Metals & Mining)	48,003	335,061
	Tata Steel, Ltd., GDR (Metals & Mining)	21,252	122,199
			13,649,564
	Indonesia 4.5%
	Adaro Energy Tbk PT (Oil, Gas & Consumable Fuels)	946,000	127,529
	Agung Podomoro Land Tbk PT (Real Estate Management & Development) (a)	299,000	15,692
	AKR Corporindo Tbk PT (Trading Companies & Distributors)	1,620,500	833,805
	Aneka Tambang Persero Tbk PT (Metals & Mining)	613,500	86,493
	Bakrie Sumatera Plantations Tbk PT (Food Products)	1,887,000	19,224
	Bank Bukopin Tbk PT (Commercial Banks)	584,500	54,134
	Bank Danamon Indonesia Tbk PT (Commercial Banks)	321,500	213,396
	Bank Negara Indonesia Persero Tbk PT (Commercial Banks)	783,000	406,910
	Bank Pan Indonesia Tbk PT (Commercial Banks) (a)	389,000	32,425
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT (Commercial Banks)	227,000	30,134
	Bank Rakyat Indonesia Persero Tbk PT (Commercial Banks)	4,592,800	4,135,529
	Bank Tabungan Negara PerseroTbk PT (Commercial Banks)	436,223	76,314
	Barito Pacific Tbk PT (Chemicals) (a)	358,000	16,026
	Berau Coal Energy Tbk PT (Oil, Gas & Consumable Fuels)	314,000	7,755
	Bhakti Investama Tbk PT (Media)	932,000	47,955
	Bisi International PT (Food Products)	92,000	8,142
	Borneo Lumbung Energi & Metal Tbk PT (Metals & Mining) (a)	932,000	45,077
	Bumi Serpong Damai PT (Real Estate Management & Development)	99,000	17,829
	Ciputra Development Tbk PT (Real Estate Management & Development)	972,500	108,083
	Ciputra Property Tbk PT (Real Estate Management & Development)	565,000	55,817
	Energi Mega Persada Tbk PT (Oil, Gas & Consumable Fuels) (a)	5,217,000	53,686
	Gajah Tunggal Tbk PT (Auto Components)	226,500	58,271
	Garuda Indonesia Persero Tbk PT (Airlines) (a)	301,000	20,134
	Hexindo Adiperkasa Tbk PT (Trading Companies & Distributors)	34,500	19,882
	Holcim Indonesia Tbk PT (Construction Materials)	81,000	30,008
	Indah Kiat Pulp & Paper Corp. Tbk PT (Paper & Forest Products) (a)	439,000	39,755
	Indika Energy Tbk PT (Oil, Gas & Consumable Fuels)	287,500	36,095
	Indo Tambangraya Megah Tbk PT (Oil, Gas & Consumable Fuels)	1,183,000	4,321,739
	Indofood Sukses Makmur Tbk PT (Food Products)	416,000	318,930
	Intiland Development Tbk PT (Real Estate Management & Development)	876,000	52,285
	Japfa Comfeed Indonesia Tbk PT (Food Products)	40,000	38,899
	Kawasan Industri Jababeka Tbk PT (Real Estate Management & Development) (a)	3,458,000	106,756
	Lippo Cikarang Tbk PT (Real Estate Management & Development) (a)	30,500	21,029
	Lippo Karawaci Tbk PT (Real Estate Management & Development)	3,178,500	448,114
	Matahari Putra Prima Tbk PT (Multiline Retail)	241,500	45,231
	Medco Energi Internasional Tbk PT (Oil, Gas & Consumable Fuels)	233,000	38,843
	Multipolar Corp. Tbk PT (Electronic Equipment & Instruments)	270,000	15,837
	Panin Financial Tbk PT (Insurance) (a)	2,317,000	58,417
	Pembangunan Perumahan Persero Tbk PT (Construction & Engineering)	221,000	27,291
	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT (Food Products)	227,000	45,084
	Polychem Indonesia Tbk PT (Chemicals) (a)	586,000	22,011
	Ramayana Lestari Sentosa Tbk PT (Multiline Retail)	188,000	26,892
	Salim Ivomas Pratama Tbk PT (Food Products) (a)	169,000	18,261
	Sampoerna Agro PT (Food Products)	94,000	20,314
	Sentul City Tbk PT (Real Estate Management & Development) (a)	1,963,000	62,622
	Tiga Pilar Sejahtera Food Tbk (Food Products)	690,500	90,953
	Timah Persero Tbk PT (Metals & Mining)	354,500	52,167
	United Tractors Tbk PT (Machinery)	2,340,000	4,382,609
	Vale Indonesia Tbk PT (Metals & Mining)	12,171,500	2,974,768
	XL Axiata Tbk PT (Diversified Telecommunication Services)	37,500	20,260
			19,805,412
	Jordan 0.6%
	Hikma Pharmaceuticals PLC (Pharmaceuticals)	168,759	2,651,391

	Lebanon 0.1%
	Solidere, GDR (Real Estate Management & Development)	40,395	496,454

	Malaysia 3.8%
	Affin Holdings BHD (Commercial Banks)	48,200	53,080
	AirAsia BHD (Airlines)	93,600	86,451
	Alliance Financial Group BHD (Commercial Banks)	100,700	143,091
	AMMB Holdings BHD (Diversified Financial Services)	137,100	289,564
	APM Automotive Holdings BHD (Auto Components)	9,600	15,346
	Berjaya Corp. BHD (Industrial Conglomerates)	381,100	63,383
	BIMB Holdings BHD (Commercial Banks)	51,200	56,714
	Boustead Holdings BHD (Industrial Conglomerates)	58,300	97,528
	Cahya Mata Sarawak BHD (Industrial Conglomerates)	36,800	36,960
	CIMB Group Holdings BHD (Commercial Banks)	494,900	1,222,666
	Coastal Contracts BHD (Machinery)	45,900	29,646
	DRB-Hicom BHD (Automobiles)	108,900	90,735
	Eastern & Oriental BHD (Real Estate Management & Development)	38,200	19,738
	Evergreen Fibreboard BHD (Paper & Forest Products)	99,100	18,082
	Faber Group BHD (Health Care Providers & Services)	64,200	32,758
	Genting BHD (Hotels, Restaurants & Leisure)	2,278,300	7,387,093
	Genting Malaysia BHD (Hotels, Restaurants & Leisure)	216,900	257,072
	Glomac BHD (Real Estate Management & Development)	122,200	39,069
	HAP Seng Consolidated BHD (Industrial Conglomerates)	78,500	43,858
	Hap Seng Plantations Holdings BHD (Food Products)	11,800	10,403
	Hong Leong Financial Group BHD (Commercial Banks)	15,100	72,855
	IGB Corp. BHD (Real Estate Management & Development)	143,900	105,491
	IJM Corp. BHD (Construction & Engineering)	128,500	228,657
	IJM Land BHD (Real Estate Management & Development)	44,200	36,827
	Inch Kenneth Kajang Rubber BHD (Industrial Conglomerates)	130,800	39,073
	Insas BHD (Industrial Conglomerates)	186,864	25,647
	Iris Corp. BHD (Software)	581,500	30,047
	JAKS Resources BHD (Construction & Engineering) (a)	176,800	19,698
	JCY International BHD (Computers & Peripherals)	181,400	30,463
	Karambunai Corp. BHD (Hotels, Restaurants & Leisure) (a)	613,700	21,801
	Kian JOO CAN Factory BHD (Containers & Packaging)	51,500	39,417
	KNM Group BHD (Energy Equipment & Services) (a)	120,800	18,726
	KSL Holdings BHD (Real Estate Management & Development) (a)	69,100	45,747
	KUB Malaysia BHD (Oil, Gas & Consumable Fuels) (a)	149,300	19,527
	Kulim Malaysia BHD (Food Products)	60,900	71,589
	Kwantas Corp. BHD (Food Products)	35,700	20,637
	Lion Industries Corp. BHD (Metals & Mining)	108,300	31,477
	Malayan Banking BHD (Commercial Banks)	1,203,040	3,652,051
	Malayan Flour Mills BHD (Food Products)	20,300	7,867
	Malaysia Airports Holdings BHD (Transportation Infrastructure)	16,300	30,479
	Malaysian Bulk Carriers BHD (Marine)	30,100	15,359
	Malaysian Resources Corp. BHD (Construction & Engineering)	146,000	68,368
	MBM Resources BHD (Distributors)	18,200	19,690
	Media Prima BHD (Media)	53,700	42,315
	Metro Kajang Holdings BHD (Real Estate Management & Development)	62,040	40,672
	MISC BHD (Marine) (a)	139,200	241,403
	MMC Corp. BHD (Industrial Conglomerates)	113,300	93,304
	Mudajaya Group BHD (Construction & Engineering)	49,100	38,373
	Muhibbah Engineering (M) BHD (Construction & Engineering)	77,300	30,456
	Mulpha International BHD (Diversified Financial Services) (a)	161,400	20,068
	Multi-Purpose Holdings BHD (Diversified Financial Services)	50,300	58,316
	Naim Holdings BHD (Real Estate Management & Development)	52,400	38,075
	PPB Group BHD (Food Products)	76,300	310,966
	RHB Capital BHD (Commercial Banks)	91,502	255,018
	Salcon BHD (Water Utilities)	166,400	26,063
	Sarawak Plantation BHD (Food Products)	30,200	25,260
	Scomi Group BHD (Energy Equipment & Services) (a)	139,000	15,711
	Selangor Properties BHD (Real Estate Management & Development)	31,300	36,794
	Sunway BHD (Real Estate Management & Development) (a)	41,000	39,060
	Supermax Corp. BHD (Health Care Equipment & Supplies)	40,000	24,544
	TA Enterprise BHD (Hotels, Restaurants & Leisure)	174,000	28,939
	TAN Chong Motor Holdings BHD (Automobiles)	22,200	36,922
	TDM BHD (Food Products)	5,000	6,168
	Time dotCom BHD (Diversified Telecommunication Services)	14,340	18,200
	Tradewinds Plantation BHD (Food Products)	2,500	4,029
	Unisem M BHD (Semiconductors & Semiconductor Equipment)	22,900	6,508
	Wah Seong Corp. BHD (Energy Equipment & Services)	55,399	29,520
	WCT BHD (Construction & Engineering)	97,060	75,542
	YTL Corp. BHD (Multi-Utilities)	527,360	279,306
			16,466,262
	Mexico 4.5%
	Alfa S.A.B. de C.V. Class A (Industrial Conglomerates)	498,400	1,216,195
¤	America Movil S.A.B. de C.V. Series L (Wireless Telecommunication Services)	10,251,020	10,880,575
	Axtel S.A.B. de C.V. (Diversified Telecommunication Services) (a)	141,000	42,352
	Cemex S.A.B. de C.V., Sponsored ADR (Construction Materials) (a)	152,736	1,864,907
	Cia Minera Autlan S.A.B. de C.V. (Metals & Mining)	21,790	19,176
	Consorcio ARA S.A.B. de C.V. (Household Durables) (a)	108,695	44,177
	Controladora Comercial Mexicana S.A.B. de C.V. (Food & Staples Retailing)	73,300	269,427
	Corporacion GEO S.A.B. de C.V. Series B (Household Durables) (a)	88,600	53,226
	Desarrolladora Homex S.A.B. de C.V., ADR (Household Durables) (a)	6,900	61,686
	Empresas ICA S.A.B. de C.V., Sponsored ADR (Construction & Engineering) (a)	27,400	363,324
	Gruma S.A.B. de C.V. Class B (Food Products) (a)	21,500	95,076
	Grupo Aeromexico S.A.B. de C.V. (Airlines) (a)	800	1,185
	Grupo Aeroportuario del Centro Norte S.A.B. de C.V. (Transportation Infrastructure)	15,300	62,072
	Grupo Aeroportuario del Pacifico S.A.B. de C.V. Class B (Transportation Infrastructure)	66,213	389,994
	Grupo Aeroportuario del Sureste S.A.B. de C.V., ADR (Transportation Infrastructure)	4,000	546,680
	Grupo Comercial Chedraui S.A. de C.V. (Food & Staples Retailing)	31,400	106,239
	Grupo Famsa S.A.B. de C.V. Class A (Multiline Retail) (a)	1,000	2,116
	Grupo Financiero Banorte S.A.B. de C.V. Class O (Commercial Banks)	277,268	2,222,598
	Grupo Simec S.A.B. de C.V. Series B (Metals & Mining) (a)	17,499	83,164
	Industrias Bachoco S.A.B. de C.V., ADR (Food Products)	3,919	125,839
	Industrias CH S.A.B. de C.V. Series B (Metals & Mining) (a)	33,100	288,888
	Megacable Holdings S.A.B. de C.V. (Media)	82,100	259,166
	OHL Mexico S.A.B. de C.V. (Transportation Infrastructure) (a)	84,900	234,736
	Organizacion Soriana S.A.B. de C.V. Class B (Food & Staples Retailing)	58,041	226,733
	TV Azteca S.A.B. de C.V. (Media)	83,664	59,540
	Urbi Desarrollos Urbanos S.A.B. de C.V. (Household Durables) (a)	101,900	26,153
			19,545,224
	Netherlands 1.8%
	Ternium S.A., Sponsored ADR (Metals & Mining)	281,762	5,733,857
	VimpelCom, Ltd., Sponsored ADR (Wireless Telecommunication Services)	192,745	2,291,738
			8,025,595
	Panama 1.8%
¤	Copa Holdings S.A. Class A (Airlines)	66,378	7,939,473

	Philippines 0.3%
	Alliance Global Group, Inc. (Industrial Conglomerates)	114,200	59,185
	Atlas Consolidated Mining & Development (Metals & Mining)	32,500	17,879
	BDO Unibank, Inc. (Commercial Banks) (a)	92,670	203,801
	Cebu Air, Inc. (Airlines)	5,000	8,331
	China Banking Corp. (Commercial Banks)	32,230	50,544
	Filinvest Land, Inc. (Real Estate Management & Development)	1,563,000	75,833
	First Philippine Holdings Corp. (Electric Utilities)	22,100	56,861
	Global-Estate Resorts, Inc. (Real Estate Management & Development) (a)	570,000	32,404
	JG Summit Holdings, Inc. (Industrial Conglomerates)	101,200	105,391
	Lopez Holdings Corp. (Media)	273,200	48,334
	Megaworld Corp. (Real Estate Management & Development)	1,521,000	144,981
	Philippine National Bank (Commercial Banks) (a)	22,810	56,452
	Rizal Commercial Banking Corp. (Commercial Banks)	19,780	33,928
	Robinsons Land Corp. (Real Estate Management & Development)	51,500	32,180
	San Miguel Corp. (Industrial Conglomerates)	69,920	197,887
	SM Development Corp. (Real Estate Management & Development)	146,600	30,426
	Union Bank Of Philippines (Commercial Banks)	23,150	70,908
	Vista Land & Lifescapes, Inc. (Real Estate Management & Development)	484,000	64,280
			1,289,605
	Poland 3.7%
	Asseco Poland S.A. (Software)	7,269	93,736
	Bank Handlowy w Warszawie S.A. (Commercial Banks)	126,728	3,540,758
	Bank Pekao S.A. (Commercial Banks)	133,302	6,425,672
	Ciech S.A. (Chemicals) (a)	4,022	28,032
	Enea S.A. (Electric Utilities)	10,613	48,389
	Getin Holding S.A. (Commercial Banks) (a)	17,377	14,512
	Grupa Lotos S.A. (Oil, Gas & Consumable Fuels) (a)	250,019	3,139,631
	Kopex S.A. (Machinery) (a)	2,064	9,816
	Petrolinvest S.A. (Oil, Gas & Consumable Fuels) (a)	44,142	12,740
	PGE S.A. (Electric Utilities)	86,246	443,278
	Polimex-Mostostal S.A. (Construction & Engineering) (a)	58,304	6,623
	Polski Koncern Naftowy Orlen S.A. (Oil, Gas & Consumable Fuels) (a)	42,274	667,143
	Tauron Polska Energia S.A. (Electric Utilities)	138,576	182,102
	Telekomunikacja Polska S.A. (Diversified Telecommunication Services)	661,914	1,355,531
	Zaklady Azotowe w Tarnowie-Moscicach S.A. (Chemicals) (a)	187	3,313
			15,971,276
	Republic of Korea 14.3%
	AUK Corp. (Semiconductors & Semiconductor Equipment) (a)	11,290	20,092
	BS Financial Group, Inc. (Commercial Banks)	7,900	107,217
	Busan City Gas Co., Ltd. (Gas Utilities)	660	14,593
	CJ Corp. (Industrial Conglomerates)	938	122,245
	CJ E&M Corp. (Media) (a)	660	20,940
	Cosmochemical Co., Ltd. (Chemicals) (a)	2,200	14,375
	Dae Han Flour Mills Co., Ltd. (Food Products)	258	30,378
	Daechang Co., Ltd. (Metals & Mining)	25,940	29,260
	Daelim Industrial Co., Ltd. (Construction & Engineering)	3,531	289,119
	Daishin Securities Co., Ltd. (Capital Markets)	3,040	26,531
	DGB Financial Group, Inc. (Commercial Banks)	1,910	28,841
	Dongbu Securities Co., Ltd. (Capital Markets)	7,510	27,067
	Dongkuk Steel Mill Co., Ltd. (Metals & Mining)	4,860	53,291
	Dongwha Pharm Co., Ltd. (Pharmaceuticals)	7,240	39,369
	Doosan Corp. (Industrial Conglomerates)	200	23,009
	Doosan Engineering & Construction Co., Ltd. (Construction & Engineering) (a)	11,120	28,235
	Doosan Heavy Industries & Construction Co., Ltd. (Construction & Engineering)	2,100	84,747
	Eugene Investment & Securities Co., Ltd. (Capital Markets) (a)	10,150	23,491
	GS Engineering & Construction Corp. (Construction & Engineering)	2,246	108,808
	GS Holdings (Oil, Gas & Consumable Fuels)	6,691	389,096
	Gwangju Shinsegae Co., Ltd. (Multiline Retail)	136	34,104
	Hana Financial Group, Inc. (Commercial Banks)	28,640	1,009,067
	Hanil Cement Co., Ltd. (Construction Materials)	635	32,589
	Hanil E-Wha Co., Ltd. (Auto Components) (b)	6,740	64,516
	Hanjin Heavy Industries & Construction Co., Ltd. (Machinery) (a)	5,540	44,316
	Hanjin Shipping Co., Ltd. (Marine) (a)	10,650	100,508
	Hanjin Transportation Co., Ltd. (Air Freight & Logistics)	1,660	35,883
	Hansol Paper Co. (Paper & Forest Products)	4,580	49,398
	Hanwha Chemical Corp. (Chemicals)	11,020	194,628
	Hanwha Corp. (Chemicals)	3,560	107,670
	Hanwha Securities Co. (Capital Markets)	7,600	29,031
	HMC Investment Securities Co., Ltd. (Capital Markets)	2,540	29,678
	Hyosung Corp. (Chemicals)	2,989	147,489
	Hyundai BNG Steel Co., Ltd. (Metals & Mining) (a)	2,770	26,639
	Hyundai Development Co. (Construction & Engineering)	7,400	164,282
	Hyundai Heavy Industries Co., Ltd. (Machinery)	38,284	7,363,631
	Hyundai Mobis (Auto Components)	23,800	6,652,705
	Hyundai Motor Co. (Automobiles)	36,681	7,368,509
	Hyundai Securities Co., Ltd. (Capital Markets)	14,040	99,691
	Hyundai Steel Co. (Metals & Mining)	7,261	529,924
	Industrial Bank of Korea (Commercial Banks)	21,450	245,809
	ISU Chemical Co., Ltd. (Chemicals)	1,460	24,277
	Jeonbuk Bank (Commercial Banks)	8,110	40,820
	JW Pharmaceutical Corp. (Pharmaceuticals)	2,446	32,867
	KB Financial Group, Inc. (Commercial Banks)	48,060	1,598,256
	KCC Corp. (Building Products)	552	147,104
	Keangnam Enterprises, Ltd. (Construction & Engineering) (a)	3,550	22,782
	KISWIRE, Ltd. (Metals & Mining)	940	26,613
	Kolon Industries, Inc. (Chemicals)	2,297	111,072
	Korea Exchange Bank (Commercial Banks)	11,700	77,607
	Korea Investment Holdings Co., Ltd. (Capital Markets)	5,120	204,091
	Korea Life Insurance Co., Ltd. (Insurance)	19,850	120,427
	KTB Investment & Securities Co., Ltd. (Capital Markets) (a)	16,210	51,722
	Kumho Electric Co., Ltd. (Electrical Equipment)	1,440	39,799
	Kyobo Securities Co. (Capital Markets)	6,510	29,899
	LG Corp. (Industrial Conglomerates)	1,234	71,649
	LG Display Co., Ltd. (Electronic Equipment & Instruments) (a)	10,790	313,246
	LG Electronics, Inc. (Household Durables)	6,144	449,507
	LG Hausys, Ltd. (Building Products)	534	40,604
	LG Uplus Corp. (Diversified Telecommunication Services) (a)	376,230	2,711,994
	LIG Insurance Co., Ltd. (Insurance)	2,140	45,585
	Lotte Chilsung Beverage Co., Ltd. (Beverages)	71	95,403
	Lotte Confectionery Co., Ltd. (Food Products)	80	126,694
	Lotte Shopping Co., Ltd. (Multiline Retail)	994	351,554
	Meritz Securities Co., Ltd. (Capital Markets)	31,740	40,367
	Mirae Asset Securities Co., Ltd. (Capital Markets)	3,030	112,066
	Moorim P&P Co., Ltd. (Paper & Forest Products)	6,320	27,578
	Motonic Corp. (Auto Components)	90	1,027
	Neo Holdings Co., Ltd. (Miscellaneous) (a)(b)(c)(e)	200	0
	Nexen Corp. (Auto Components)	133	9,121
	NongShim Co., Ltd. (Food Products)	237	65,396
	Poongsan Corp. (Metals & Mining)	2,400	58,673
	Poongsan Holdings Corp. (Metals & Mining)	1,230	25,593
	POSCO (Metals & Mining)	7,872	2,313,629
	POSCO, ADR (Metals & Mining)	57,171	4,214,074
	Pyeong Hwa Automotive Co., Ltd. (Auto Components)	1,000	14,920
	S&T Dynamics Co., Ltd. (Aerospace & Defense)	2,240	25,972
	Samsung C&t Corp. (Trading Companies & Distributors)	1,841	113,346
	Samsung Heavy Industries Co., Ltd. (Machinery)	55,320	1,742,734
	Samsung Life Insurance Co., Ltd. (Insurance)	709	66,274
	Samsung SDI Co., Ltd. (Electronic Equipment & Instruments)	2,926	369,498
¤	Shinhan Financial Group Co., Ltd. (Commercial Banks)	380,400	13,624,789
	Shinsegae Co., Ltd. (Multiline Retail)	25,813	5,138,935
	Shinsung Solar Energy Co., Ltd. (Semiconductors & Semiconductor Equipment) (a)	11,829	12,758
	SK Broadband Co., Ltd. (Diversified Telecommunication Services) (a)	3,745	14,003
	SK Gas Co., Ltd. (Oil, Gas & Consumable Fuels)	658	49,383
	SK Holdings Co., Ltd. (Industrial Conglomerates)	3,383	512,345
	SK Innovation Co., Ltd. (Oil, Gas & Consumable Fuels)	2,526	368,933
	SK Networks Co., Ltd. (Trading Companies & Distributors)	13,210	89,998
	SK Securities Co., Ltd. (Capital Markets)	29,350	27,435
	Ssangyong Cement Industrial Co., Ltd. (Construction Materials) (a)	7,890	55,101
	STX Corp. Co., Ltd. (Machinery)	4,320	26,908
	STX Engine Co., Ltd. (Machinery) (a)	2,640	18,342
	STX Offshore & Shipbuilding Co., Ltd. (Machinery) (a)	6,790	40,279
	STX Pan Ocean Co., Ltd. (Marine) (a)	13,480	55,127
	Taekwang Industrial Co., Ltd. (Chemicals)	30	27,962
	Unid Co., Ltd. (Chemicals)	639	23,921
	Woori Finance Holdings Co., Ltd. (Commercial Banks)	47,500	533,660
	Woori Investment & Securities Co., Ltd. (Capital Markets)	5,890	60,615
	Youlchon Chemical Co., Ltd. (Containers & Packaging)	4,830	45,582
			62,470,687
	Russia 4.8%
	Federal Hydrogenerating Co. JSC, ADR (Electric Utilities)	239,109	465,067
¤	Gazprom OAO, Sponsored ADR (Oil, Gas & Consumable Fuels)	1,676,267	14,274,267
	Magnitogorsk Iron & Steel Works, GDR (Metals & Mining)	18,065	61,927
	Mechel, Sponsored ADR (Metals & Mining)	1,024	5,181
	Novolipetsk Steel OJSC, GDR (Metals & Mining)	224,443	3,539,466
	Sberbank of Russia, Sponsored ADR (Commercial Banks)	200,890	2,575,410
			20,921,318
	South Africa 8.4%
¤	ABSA Group, Ltd. (Commercial Banks)	463,202	7,807,936
	Adcorp Holdings, Ltd. (Professional Services)	1,224	4,060
	Aeci, Ltd. (Chemicals)	2,355	26,133
	African Bank Investments, Ltd. (Diversified Financial Services)	24,451	80,543
	African Rainbow Minerals, Ltd. (Metals & Mining)	14,451	297,528
	Allied Electronics Corp., Ltd. (Industrial Conglomerates)	6,398	14,619
	Anglogold Ashanti, Ltd., Sponsored ADR (Metals & Mining)	173,840	4,093,932
	ArcelorMittal South Africa, Ltd. (Metals & Mining) (a)	20,652	63,874
	Aveng, Ltd. (Construction & Engineering)	684,793	2,403,214
	Barloworld, Ltd. (Trading Companies & Distributors)	28,094	292,816
	Blue Label Telecoms, Ltd. (Commercial Services & Supplies)	45,597	39,124
	Business Connexion Group, Ltd. (IT Services)	16,350	10,331
	Cipla Medpro South Africa, Ltd. (Pharmaceuticals)	42,969	43,552
	DataTec, Ltd. (Electronic Equipment & Instruments)	15,459	84,900
	DRDGOLD, Ltd., Sponsored ADR (Metals & Mining)	5,200	40,664
	Eqstra Holdings, Ltd. (Trading Companies & Distributors)	12,633	9,136
	Gold Fields, Ltd., Sponsored ADR (Metals & Mining)	39,342	304,900
	Gold Fields, Ltd. (Metals & Mining)	15,436	118,011
	Grindrod, Ltd. (Marine)	50,593	110,041
	Group Five, Ltd. (Construction & Engineering)	16,436	64,348
	Harmony Gold Mining Co., Ltd., Sponsored ADR (Metals & Mining)	52,500	336,525
	Hulamin, Ltd. (Metals & Mining) (a)	3,311	1,905
	Impala Platinum Holdings, Ltd. (Metals & Mining)	222,853	3,286,338
	Investec, Ltd. (Capital Markets)	30,427	212,635
	JD Group, Ltd. (Specialty Retail)	12,447	47,120
	Lewis Group, Ltd. (Specialty Retail)	11,215	78,826
	Liberty Holdings, Ltd. (Insurance)	7,059	92,121
	MMI Holdings, Ltd. (Insurance)	134,087	338,743
	Mondi, Ltd. (Paper & Forest Products)	12,208	165,291
	Mpact, Ltd. (Containers & Packaging)	3,473	8,834
	MTN Group, Ltd. (Wireless Telecommunication Services)	376,696	6,615,213
	Nedbank Group, Ltd. (Commercial Banks)	27,443	568,629
	Northam Platinum, Ltd. (Metals & Mining) (a)	18,763	81,008
	Omnia Holdings, Ltd. (Chemicals)	3,372	57,940
	Palabora Mining Co., Ltd. (Metals & Mining)	2,070	23,637
	Petmin, Ltd. (Metals & Mining)	91,673	21,435
	PPC, Ltd. (Construction Materials)	716,241	2,496,441
	Reunert, Ltd. (Industrial Conglomerates)	390,867	3,262,432
	Royal Bafokeng Platinum, Ltd. (Metals & Mining) (a)	6,699	39,340
	Sappi, Ltd. (Paper & Forest Products) (a)	48,592	151,769
	Sibanye Gold, Ltd., Sponsored ADR (Metals & Mining) (a)	9,835	55,568
	Sibanye Gold, Ltd. (Metals & Mining) (a)	15,436	22,478
	Standard Bank Group, Ltd. (Commercial Banks)	164,172	2,113,724
	Steinhoff International Holdings, Ltd. (Household Durables) (a)	162,593	442,231
	Super Group, Ltd. (Specialty Retail) (a)	34,867	92,141
	Telkom SA, Ltd. (Diversified Telecommunication Services) (a)	35,206	57,430
	Tongaat Hulett, Ltd. (Food Products)	14,198	221,494
	Trencor, Ltd. (Marine)	19,868	155,568
	Zeder Investments, Ltd. (Capital Markets)	2,835	1,091
			36,957,569
	Taiwan 8.0%
	Ability Enterprise Co., Ltd. (Leisure Equipment & Products)	43,000	39,258
	AcBel Polytech, Inc. (Electrical Equipment)	58,000	50,431
	Accton Technology Corp. (Communications Equipment)	58,000	33,847
	Acer, Inc. (Computers & Peripherals) (a)	241,000	208,742
	Advanced Semiconductor Engineering, Inc. (Semiconductors & Semiconductor Equipment)	1,106,000	895,082
	AGV Products Corp. (Food Products) (a)	89,000	31,252
	Alpha Networks, Inc. (Communications Equipment)	22,000	14,310
	Altek Corp. (Leisure Equipment & Products)	40,000	24,145
	Ambassador Hotel (The) (Hotels, Restaurants & Leisure)	21,000	20,331
	AmTRAN Technology Co., Ltd. (Household Durables)	88,000	71,365
	Ardentec Corp. (Semiconductors & Semiconductor Equipment)	43,000	28,544
	Asia Cement China Holdings Corp. (Construction Materials)	66,000	33,159
	Asia Optical Co., Inc. (Leisure Equipment & Products) (a)	31,000	31,464
	Asia Vital Components Co., Ltd. (Computers & Peripherals)	48,288	24,869
	AU Optronics Corp., Sponsored ADR (Electronic Equipment & Instruments) (a)	89,100	383,130
	Audix Corp. (Electrical Equipment)	36,000	33,108
	Avermedia Technologies (Computers & Peripherals)	36,000	16,915
	Bank of Kaohsiung (Commercial Banks) (a)	110,000	35,241
	BES Engineering Corp. (Construction & Engineering)	155,000	47,066
	Biostar Microtech International Corp. (Computers & Peripherals)	68,000	25,583
	Capital Securities Corp. (Capital Markets)	154,000	54,591
	Carnival Industrial Corp. (Textiles, Apparel & Luxury Goods) (a)	100,000	31,436
	Cathay Real Estate Development Co., Ltd. (Real Estate Management & Development)	89,000	49,258
	Champion Building Materials Co., Ltd. (Building Products)	70,000	24,229
	Chang Hwa Commercial Bank (Commercial Banks)	484,710	283,669
	Charoen Pokphand Enterprise (Food Products)	70,000	36,168
	Cheng Loong Corp. (Containers & Packaging)	109,000	47,752
	Chia Hsin Cement Corp. (Construction Materials)	78,280	34,163
	Chien Kuo Construction Co., Ltd. (Construction & Engineering)	73,000	36,375
	Chimei Innolux Corp. (Electronic Equipment & Instruments) (a)	647,907	398,679
	Chin-Poon Industrial Co. (Electronic Equipment & Instruments)	50,000	58,691
	China Airlines, Ltd. (Airlines) (a)	212,000	82,241
	China Development Financial Holding Corp. (Commercial Banks) (a)	1,034,000	294,268
	China Electric Manufacturing Corp. (Electrical Equipment)	50,000	30,265
	China General Plastics Corp. (Chemicals) (a)	87,000	43,933
	China Manmade Fibers Corp. (Chemicals) (a)	118,000	45,775
	China Metal Products Co., Ltd. (Metals & Mining)	52,000	67,820
	China Motor Corp. (Automobiles)	67,000	61,953
	China Petrochemical Development Corp. (Chemicals)	192,600	104,665
	China Steel Structure Co., Ltd. (Construction & Engineering)	3,000	3,572
	China Synthetic Rubber Corp. (Chemicals)	53,000	56,895
	Chinese Maritime Transport, Ltd. (Marine)	23,000	27,613
	Chipbond Technology Corp. (Semiconductors & Semiconductor Equipment)	978,000	2,214,216
	Chung Hsin Electric & Machinery Manufacturing Corp. (Construction & Engineering)	54,000	29,345
	Chung Hung Steel Corp. (Metals & Mining) (a)	103,000	29,485
	Chunghwa Picture Tubes (Electronic Equipment & Instruments) (a)	485,000	18,490
	CMC Magnetics Corp. (Computers & Peripherals) (a)	266,000	46,702
	Compal Electronics, Inc. (Computers & Peripherals)	9,423,000	6,633,363
	Compeq Manufacturing Co. (Electronic Equipment & Instruments)	107,000	39,182
	Continental Holdings Corp. (Construction & Engineering)	82,000	31,536
	Coretronic Corp. (Electronic Equipment & Instruments)	32,000	23,811
	Cosmos Bank Taiwan (Commercial Banks) (a)	77,517	42,125
	Coxon Precise Industrial Co., Ltd. (Electronic Equipment & Instruments)	15,000	32,255
	CSBC Corp. Taiwan (Machinery)	48,410	30,274
	D-Link Corp. (Communications Equipment)	70,000	40,732
	E Ink Holdings, Inc. (Electronic Equipment & Instruments)	45,000	34,612
	E.Sun Financial Holding Co., Ltd. (Commercial Banks)	485,100	292,820
	Eastern Media International Corp. (Commercial Services & Supplies) (a)	237,000	31,624
	Epistar Corp. (Semiconductors & Semiconductor Equipment)	67,000	119,201
	Eternal Chemical Co., Ltd. (Chemicals)	38,000	31,389
	Evergreen International Storage & Transport Corp. (Road & Rail)	63,000	43,085
	Evergreen Marine Corp. Taiwan, Ltd. (Marine) (a)	166,000	98,537
	Everlight Electronics Co., Ltd. (Electronic Equipment & Instruments)	9,000	14,417
	Excelsior Medical Co., Ltd. (Health Care Providers & Services)	16,500	31,894
	Far Eastern International Bank (Commercial Banks)	147,476	59,676
	First Financial Holding Co., Ltd. (Commercial Banks)	722,920	450,881
	First Insurance Co., Ltd. (Insurance)	63,000	38,661
	First Steamship Co., Ltd. (Marine)	12,881	9,735
	Forhouse Corp. (Semiconductors & Semiconductor Equipment)	52,000	25,998
	Formosa Epitaxy, Inc. (Semiconductors & Semiconductor Equipment) (a)	41,000	31,604
	Formosa Taffeta Co., Ltd. (Textiles, Apparel & Luxury Goods)	82,000	74,863
	Formosan Rubber Group, Inc. (Chemicals)	52,000	38,779
	FSP Technology, Inc. (Electrical Equipment)	35,000	33,183
	Fubon Financial Holding Co., Ltd. (Diversified Financial Services)	725,462	1,037,154
	Fulltech Fiber Glass Corp. (Electronic Equipment & Instruments)	30,772	12,966
	Fwusow Industry Co., Ltd. (Food Products)	58,800	29,889
	Gemtek Technology Corp. (Communications Equipment)	36,000	45,267
	Getac Technology Corp. (Computers & Peripherals)	92,000	47,227
	Gigabyte Technology Co., Ltd. (Computers & Peripherals)	61,000	55,283
	Gigastorage Corp. (Computers & Peripherals)	28,000	19,992
	Gintech Energy Corp. (Semiconductors & Semiconductor Equipment) (a)	35,000	30,608
	Global Brands Manufacture, Ltd. (Electronic Equipment & Instruments)	73,257	26,948
	Gold Circuit Electronics, Ltd. (Electronic Equipment & Instruments) (a)	115,000	22,729
	Goldsun Development & Construction Co., Ltd. (Construction Materials)	145,000	57,947
	Grand Pacific Petrochemical (Chemicals)	95,000	48,131
	Green Energy Technology, Inc. (Semiconductors & Semiconductor Equipment) (a)	29,825	24,486
	HannStar Display Corp. (Electronic Equipment & Instruments) (a)	193,000	29,819
	Harvatek Corp. (Semiconductors & Semiconductor Equipment)	57,570	24,836
	Ho Tung Chemical Corp. (Chemicals) (a)	104,000	47,822
	Holy Stone Enterprise Co., Ltd. (Electronic Equipment & Instruments)	11,000	10,061
	Hua Nan Financial Holdings Co., Ltd. (Commercial Banks)	234,000	134,597
	Hung Poo Real Estate Development Corp. (Real Estate Management & Development)	40,000	42,538
	Inotera Memories, Inc. (Semiconductors & Semiconductor Equipment) (a)	371,000	104,591
	Inventec Corp. (Computers & Peripherals)	231,840	87,223
	ITE Technology, Inc. (Semiconductors & Semiconductor Equipment) (a)	34,000	29,676
	Kindom Construction Co. (Real Estate Management & Development)	55,000	49,569
	King Yuan Electronics Co., Ltd. (Semiconductors & Semiconductor Equipment)	136,000	91,872
	Kinpo Electronics (Office Electronics)	6,000	1,405
	Kuoyang Construction Co., Ltd. (Real Estate Management & Development)	22,000	12,949
	Kwong Fong Industries (Textiles, Apparel & Luxury Goods) (a)	88,000	55,032
	KYE Systems Corp. (Computers & Peripherals) (a)	71,000	21,797
	L&K Engineering Co., Ltd. (Commercial Services & Supplies)	23,000	22,114
	Lealea Enterprise Co., Ltd. (Textiles, Apparel & Luxury Goods)	88,580	30,956
	Leofoo Development Co. (Hotels, Restaurants & Leisure) (a)	27,000	13,228
	Li Peng Enterprise Co., Ltd. (Textiles, Apparel & Luxury Goods) (a)	91,354	32,231
	Lien Hwa Industrial Corp. (Food Products)	57,000	36,980
	Lingsen Precision Industries, Ltd. (Semiconductors & Semiconductor Equipment)	52,000	28,172
	Lite-on Semiconductor Corp. (Semiconductors & Semiconductor Equipment)	23,000	12,576
	Lite-On Technology Corp. (Computers & Peripherals)	106,690	173,045
	Macronix International (Semiconductors & Semiconductor Equipment)	414,154	118,557
	Marketech International Corp. (Electronic Equipment & Instruments)	47,000	29,785
	Masterlink Securities Corp. (Capital Markets)	102,000	32,064
	Mega Financial Holding Co., Ltd. (Commercial Banks)	952,070	768,915
	Micro-Star International Co., Ltd. (Computers & Peripherals)	92,000	43,381
	Mirle Automation Corp. (Machinery)	46,350	33,248
	Mitac International Corp. (Computers & Peripherals)	128,000	47,086
	Motech Industries, Inc. (Semiconductors & Semiconductor Equipment) (a)	26,000	26,520
	Nan Ya Printed Circuit Board Corp. (Electronic Equipment & Instruments)	23,000	24,883
	Neo Solar Power Corp. (Semiconductors & Semiconductor Equipment) (a)	71,000	52,949
	Nien Hsing Textile Co., Ltd. (Textiles, Apparel & Luxury Goods)	37,800	26,926
	Novatek Microelectronics Corp. (Semiconductors & Semiconductor Equipment)	742,000	3,238,224
	Opto Technology Corp. (Semiconductors & Semiconductor Equipment)	76,000	31,262
	Pegatron Corp. (Computers & Peripherals) (a)	201,000	307,861
	Phihong Technology Co., Ltd. (Electrical Equipment)	20,000	16,219
	Powertech Technology, Inc. (Semiconductors & Semiconductor Equipment)	61,000	102,202
	President Securities Corp. (Capital Markets) (a)	88,580	52,877
	Qisda Corp. (Computers & Peripherals) (a)	176,000	43,731
	Radium Life Tech Co., Ltd. (Real Estate Management & Development)	60,820	55,323
	Ritek Corp. (Computers & Peripherals) (a)	299,000	38,397
	Sanyang Industry Co., Ltd. (Automobiles) (a)	33,000	27,755
	SDI Corp. (Semiconductors & Semiconductor Equipment)	42,000	41,505
	Sheng Yu Steel Co., Ltd. (Metals & Mining)	44,000	26,486
	Shih Wei Navigation Co., Ltd. (Marine)	39,989	27,415
	Shihlin Electric & Engineering Corp. (Electrical Equipment)	30,000	35,515
	Shin Kong Financial Holding Co., Ltd. (Insurance) (a)	702,000	219,738
	Shinkong Synthetic Fibers Corp. (Chemicals)	174,000	54,523
	Sigurd Microelectronics Corp. (Semiconductors & Semiconductor Equipment)	67,000	68,563
	Silicon Integrated Systems Corp. (Semiconductors & Semiconductor Equipment) (a)	86,000	29,192
	Sino-American Silicon Products, Inc. (Semiconductors & Semiconductor Equipment)	44,000	56,945
	Sinon Corp. (Chemicals)	77,000	37,596
	SinoPac Financial Holdings Co., Ltd. (Commercial Banks)	625,149	296,869
	Sunrex Technology Corp. (Computers & Peripherals)	47,000	20,197
	Supreme Electronics Co., Ltd. (Electronic Equipment & Instruments)	59,000	27,426
	TA Chen Stainless Pipe (Metals & Mining)	11,000	5,187
	Ta Chong Bank, Ltd. (Commercial Banks) (a)	160,680	58,302
	TA-I Technology Co., Ltd. (Semiconductors & Semiconductor Equipment)	21,842	11,943
	Tah Hsin Industrial Co., Ltd. (Textiles, Apparel & Luxury Goods)	31,000	29,909
	Taichung Commercial Bank (Commercial Banks)	157,776	55,665
	Tainan Enterprises Co., Ltd. (Textiles, Apparel & Luxury Goods)	28,000	28,419
	Tainan Spinning Co., Ltd. (Textiles, Apparel & Luxury Goods)	112,000	55,995
	Taishin Financial Holding Co., Ltd. (Commercial Banks)	655,908	273,089
	Taisun Enterprise Co., Ltd. (Food Products)	9,070	4,671
	Taiwan Business Bank (Commercial Banks) (a)	350,480	110,292
	Taiwan Cooperative Financial Holding (Commercial Banks)	132,000	75,265
	Taiwan Fertilizer Co., Ltd. (Chemicals)	845,670	2,016,429
	Taiwan Land Development Corp. (Real Estate Management & Development) (a)	18,046	7,001
	Taiwan Paiho, Ltd. (Textiles, Apparel & Luxury Goods)	49,220	30,863
	Taiwan Sakura Corp. (Household Durables)	17,000	9,011
	Taiwan Semiconductor Manufacturing Co., Ltd. (Semiconductors & Semiconductor Equipment)	602,000	2,013,210
	Taiwan Surface Mounting Technology Co., Ltd. (Semiconductors & Semiconductor Equipment)	18,000	29,676
	Taiwan TEA Corp. (Food & Staples Retailing)	98,000	56,534
	Taiyen Biotech Co., Ltd. (Food Products)	46,000	46,381
	Tatung Co., Ltd. (Household Durables) (a)	219,000	55,295
	Teco Electric and Machinery Co., Ltd. (Electrical Equipment)	179,000	142,170
	Thinking Electronic Industrial Co., Ltd. (Electronic Equipment & Instruments)	35,000	38,333
	Tong Yang Industry Co., Ltd. (Auto Components)	45,760	41,548
	Tong-Tai Machine & Tool Co., Ltd. (Machinery)	31,620	25,273
	Topoint Technology Co., Ltd. (Electronic Equipment & Instruments)	48,259	28,808
	TPK Holding Co., Ltd. (Electronic Equipment & Instruments)	107,000	2,125,508
	Tung Ho Steel Enterprise Corp. (Metals & Mining)	87,000	82,919
	TYC Brother Industrial Co., Ltd. (Auto Components)	76,762	28,623
	Tycoons Group Enterprise (Machinery) (a)	156,000	30,519
	Tyntek Corp. (Semiconductors & Semiconductor Equipment) (a)	85,109	23,311
	Unimicron Technology Corp. (Electronic Equipment & Instruments)	118,000	121,147
	United Microelectronics Corp. (Semiconductors & Semiconductor Equipment)	1,581,000	586,877
	Universal Cement Corp. (Construction Materials)	59,000	35,219
	UPC Technology Corp. (Chemicals)	72,443	38,278
	Wafer Works Corp. (Semiconductors & Semiconductor Equipment)	36,000	19,804
	Wah Lee Industrial Corp. (Electronic Equipment & Instruments)	5,000	7,106
	Walsin Lihwa Corp. (Electrical Equipment) (a)	6,975,000	1,994,357
	Walton Advanced Engineering, Inc. (Semiconductors & Semiconductor Equipment) (a)	87,000	25,370
	Wan Hai Lines, Ltd. (Marine) (a)	105,000	55,480
	Winbond Electronics Corp. (Semiconductors & Semiconductor Equipment) (a)	327,000	63,535
	Wintek Corp. (Electronic Equipment & Instruments) (a)	177,000	92,340
	Wistron Corp. (Computers & Peripherals)	144,400	157,909
	WT Microelectronics Co., Ltd. (Electronic Equipment & Instruments)	7,209	8,414
	WUS Printed Circuit Co., Ltd. (Electronic Equipment & Instruments) (a)	80,000	33,710
	Yageo Corp. (Electronic Equipment & Instruments) (a)	204,000	65,493
	Yem Chio Co., Ltd. (Commercial Services & Supplies)	52,436	34,282
	Yieh Phui Enterprise Co., Ltd. (Metals & Mining)	108,120	31,349
	Young Fast Optoelectronics Co., Ltd. (Electronic Equipment & Instruments)	7,000	13,507
	Yuanta Financial Holding Co., Ltd. (Capital Markets)	963,000	486,290
	Yuen Foong Yu Paper Manufacturing Co., Ltd. (Paper & Forest Products)	50,000	24,914
	Yulon Motor Co., Ltd. (Automobiles)	98,000	174,353
	Zig Sheng Industrial Co., Ltd. (Textiles, Apparel & Luxury Goods)	82,364	26,195
			34,842,257
	Thailand 4.0%
	Asia Plus Securities PCL (Capital Markets)	22,700	3,070
	Bangchak Petroleum PCL (Oil, Gas & Consumable Fuels)	73,400	90,230
	Bangkok Bank PCL (Commercial Banks)	127,800	968,810
	Bangkok Expressway PCL (Transportation Infrastructure)	67,400	91,485
	Bangkokland PCL (Real Estate Management & Development)	1,553,900	104,531
	Banpu PCL (Oil, Gas & Consumable Fuels)	11,600	149,332
	Delta Electronics Thailand PCL (Electronic Equipment & Instruments)	12,200	15,310
	Esso Thailand PCL (Oil, Gas & Consumable Fuels)	184,300	59,157
	Hana Microelectronics PCL (Electronic Equipment & Instruments)	57,800	49,836
	IRPC PCL (Oil, Gas & Consumable Fuels)	1,087,900	144,880
	Kasikornbank PCL, NVDR (Commercial Banks)	957,100	6,797,910
	KGI Securities Thailand PCL (Capital Markets)	488,300	56,358
	Kiatnakin Bank PCL (Commercial Banks)	35,000	79,478
	LH Financial Group PCL (Commercial Banks)	398,500	19,731
	Polyplex PCL (Containers & Packaging)	67,000	28,827
	Precious Shipping PCL (Marine)	59,500	36,165
	Property Perfect PCL (Real Estate Management & Development)	790,500	45,079
	PTT Global Chemical PCL (Chemicals)	239,900	569,338
	PTT PCL (Oil, Gas & Consumable Fuels)	49,400	546,546
	Quality Houses PCL (Real Estate Management & Development)	748,258	110,891
	Saha-Union PCL (Miscellaneous)	31,200	46,345
	Sahaviriya Steel Industries PCL (Metals & Mining) (a)	1,232,200	24,404
	Sri Trang Agro-Industry PCL (Auto Components)	70,700	38,869
	Tata Steel Thailand PCL (Metals & Mining) (a)	521,500	18,164
	Thai Airways International PCL (Airlines)	116,300	106,233
	Thai Oil PCL (Oil, Gas & Consumable Fuels)	3,321,700	7,259,307
	Thanachart Capital PCL (Commercial Banks)	70,400	107,577
	Thoresen Thai Agencies PCL (Marine) (a)	64,120	38,973
	TPI Polene PCL (Construction Materials)	97,000	51,672
	Vinythai PCL (Chemicals)	51,000	31,521
			17,690,029
	Turkey 0.6%
	Adana Cimento Sanayii TAS Class A (Construction Materials)	15,372	34,664
	Aksa Akrilik Kimya Sanayii (Textiles, Apparel & Luxury Goods)	13,078	35,635
	Anadolu Cam Sanayii AS (Containers & Packaging) (a)	21,699	34,180
	Anadolu Sigorta (Insurance) (a)	72,371	49,999
	Asya Katilim Bankasi AS (Commercial Banks) (a)	63,974	84,507
	Dogan Sirketler Grubu Holding AS (Industrial Conglomerates) (a)	111,747	66,086
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS (Pharmaceuticals)	33,519	47,612
	Eregli Demir ve Celik Fabrikalari TAS (Metals & Mining)	99,840	129,677
	Gentas Genel Metal Sanayi ve Ticaret AS (Commercial Services & Supplies)	39,557	29,297
	Global Yatirim Holding AS (Diversified Financial Services) (a)	55,866	57,431
	GSD Holding (Commercial Banks) (a)	102,720	60,747
	Ihlas Holding AS (Industrial Conglomerates) (a)	87,504	40,142
	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS Class A (Metals & Mining) (a)	26,759	23,959
	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS Class D (Metals & Mining)	36,922	33,059
	KOC Holding AS (Industrial Conglomerates)	47,218	274,023
	Petkim Petrokimya Holding AS (Chemicals) (a)	6,352	10,953
	Polyester Sanayi AS (Chemicals) (a)	47,176	30,767
	Sekerbank TAS (Commercial Banks) (a)	21,585	25,650
	Soda Sanayii AS (Chemicals) (a)	21,843	29,699
	Tekfen Holding AS (Construction & Engineering)	14,345	61,525
	Trakya Cam Sanayi AS (Building Products) (a)	26,896	42,069
	Turk Hava Yollari (Airlines) (a)	62,036	253,726
	Turkiye Is Bankasi Class C (Commercial Banks)	203,559	774,048
	Turkiye Sinai Kalkinma Bankasi AS (Commercial Banks)	33,628	46,280
	Turkiye Sise ve Cam Fabrikalari AS (Industrial Conglomerates)	55,873	94,805
	Turkiye Vakiflar Bankasi Tao (Commercial Banks)	96,933	310,734
	Vestel Elektronik Sanayi ve Ticaret AS (Household Durables) (a)	24,553	27,277
			2,708,551
	Total Common Stocks (Cost $407,347,899)		397,275,178

	Exchange Traded Funds 4.0% (f)
	India 0.9%
	PowerShares India Portfolio (Capital Markets)	216,598	3,913,926

	United States 3.1%
¤	iShares MSCI Emerging Markets Index Fund (Capital Markets)	317,601	13,586,971

	Total Exchange Traded Funds (Cost $18,594,393)		17,500,897

	Preferred Stocks 3.2%
	Brazil 3.2%
	Banco Industrial e Comercial S.A. 8.47% (Commercial Banks)	15,600	46,319
	Banco Panamericano S.A. 0.00% (Commercial Banks) (a)	35,600	124,378
	Braskem S.A. Class A 4.46% (Chemicals)	17,500	118,211
	Cia Ferro Ligas da Bahia - Ferbasa 2.01% (Metals & Mining)	15,311	88,650
	Cia Paranaense de Energia Class B 4.02% (Electric Utilities)	388,530	5,946,917
	Eucatex S.A. Industria e Comercio 2.51% (Paper & Forest Products)	8,300	37,377
	Forjas Taurus S.A. 3.42% (Aerospace & Defense)	49,000	72,503
	Gerdau S.A. 0.53% (Metals & Mining)	56,000	431,206
	Inepar S.A. Industria e Construcoes 0.00% (Electrical Equipment) (a)	7,200	5,487
	Suzano Papel e Celulose S.A. 0.00% (Paper & Forest Products) (a)	84,800	325,226
	Unipar Participacoes S.A. 0.36% (Chemicals)	200,800	57,634
	Usinas Siderurgicas de Minas Gerais S.A. 0.00% (Metals & Mining) (a)	110,400	591,131
	Vale S.A. 6.94% (Metals & Mining)	381,500	6,275,423
			14,120,462
	Colombia 0.0%‡
	Grupo De Inversiones Suramericana S.A. 2.48% (Diversified Financial Services)	4,182	89,802

	Total Preferred Stocks (Cost $16,428,300)		14,210,264

	Number of Rights	Value
Rights 0.0%‡

China 0.0%‡
Li Ning Co., Ltd.
Expires 4/15/13 (Textiles, Apparel & Luxury Goods) (a)(b)(c)	17,000	2,343

Poland 0.0%‡
Polimex-Mostostal S.A.
Expires 6/30/13 (Construction & Engineering) (a)(b)(c)	58,304	2

Republic of Korea 0.0%‡
Doosan Engineering & Construction Co., Ltd.
Expires 4/15/13 (Construction & Engineering) (a)(b)(c)	8,547	960

Total Rights (Cost $0)		3,305

	Number of Warrants	Value
Warrants 0.0%‡
Thailand 0.0%‡
Thoresen Thai Agencies PCL

Expires 9/12/15 (Marine) (a)	9,160	2,221

Total Warrants (Cost $0)		2,221

	Principal Amount	Value
Short-Term Investment 2.0%
Repurchase Agreement 2.0%
United States 2.0%
State Street Bank and Trust Co. 0.01%, dated 3/28/13 due 4/1/13 Proceeds at Maturity $8,542,598 (Collateralized by Federal Home Loan Mortgage Corp. securities with rates between 2.00% - 2.10% and maturity dates between 10/17/22 and 11/2/22, with a Principal Amount of $8,800,000 and a Market Value of $8,718,695) (Capital Markets)	$8,542,588	8,542,588

Total Short-Term Investment (Cost $8,542,588)		8,542,588

Total Investments (Cost $450,913,180) (g)	99.9%	437,534,453
Other Assets, Less Liabilities	0.1	645,679
Net Assets	100.0%	$438,180,132

¤	Among the Portfolio's 10 largest holdings, as of March 28, 2013, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	Fair valued security. The total market value of these securities as of March 28, 2013 is $188,247, which represents less than one-tenth of a percent of the Portfolio's net assets.
(c)	Illiquid security. The total market value of these securities as of March 28, 2013 is $123,731, which represents less than one-tenth of a percent of the Portfolio's net assets.
(d)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(e)	Less than one dollar.
(f)	Exchange Traded Fund - An investment vehicle that represents a basket of securities that is traded on an exchange.
(g)	As of March 28, 2013, cost is $455,073,914 for federal income tax purposes and net unrealized depreciation is as follows:

Gross unrealized appreciation	$25,060,703
Gross unrealized depreciation	(42,600,164)
Net unrealized depreciation	$(17,539,461)

The following abbreviations are used in the above Portfolio:
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt.

The following is a summary of the fair valuations according to the inputs used as of March 28, 2013, for valuing the Portfolio's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)		Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks (b)	$397,090,236	$		$184,942	$397,275,178
Exchange Traded Funds	17,500,897		—	—	17,500,897
Preferred Stocks	14,210,264		—	—	14,210,264
Rights (c)	—		—	3,305	3,305
Warrants	2,221		—	—	2,221
Short-Term Investment
Repurchase Agreement	—		8,542,588	—	8,542,588
Total Investments in Securities	$428,803,618		$8,542,588	$188,247	$437,534,453

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The Level 3 securities valued at $120,426 and $64,516 are securities listed under China and Republic of Korea within the Common Stocks section of the Portfolio of Investments.
(c)	The Level 3 securities valued at $2,343, $2 and $960 are securities listed under China, Poland and Republic of Korea within the Rights section of the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

As of March 28, 2013, foreign securities with a total value of $333,912,949 were transferred from Level 2 to Level 1 as the prices of these securities were based on quoted prices compared to prior year prices which were adjusted for events after the market close. As of December 31, 2012, prices were adjusted by applying factors provided by a third party vendor in accordance with the Portfolio’s policies and procedures. As of March 28, 2013, fair values for these securities are based on quoted prices in active markets for identical investments.

As of March 28, 2013, foreign securities with a total value of $42,380 were transferred from Level 3 to Level 1 as the prices of these securities were based on quoted prices compared to prior year prices which were fair valued.

As of March 28, 2013, foreign securities with a total value of $108,547 were transferred from Level 2 to Level 3 as these securities were fair valued when compared to prior year prices which were based on quoted prices. As of December 31, 2012, prices were adjusted by applying factors provided by a third party vendor in accordance with the Portfolio's policies and procedures.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of December 31, 2012	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers in to Level 3	Transfers out of Level 3	Balance as of March 28, 2013	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at March 28, 2013
Common Stocks
China	$42,382	$-	$-	$11,877	$-	$-	$108,547	$(42,380)	$120,426	$11,877
Republic of Korea	-	-	-	12,583	51,933	-	-	-	64,516	12,583
Rights
China	-	-	-	2,343	-	-	-	-	2,343	2,343
Poland	697	-	-	(695)	-	-	-	-	2	(695)
Republic of Korea	-	-	-	960	-	-	-	-	960	960
Total	$43,079	$-	$-	$27,068	$51,933	$-	$108,547	$(42,380)	$188,247	$27,068

MainStay VP Eagle Small Cap Growth Portfolio

Portfolio of Investments March 28, 2013 (Unaudited)

		Shares	Value
	Common Stocks 99.6% †
	Aerospace & Defense 2.9%
	Hexcel Corp. (a)	182,517	$5,294,818
	Triumph Group, Inc.	71,823	5,638,106
			10,932,924
	Air Freight & Logistics 0.6%
	Atlas Air Worldwide Holdings, Inc. (a)	57,451	2,341,703

	Airlines 1.3%
	JetBlue Airways Corp. (a)	545,350	3,762,915
	US Airways Group, Inc. (a)	64,016	1,086,352
			4,849,267
	Biotechnology 5.8%
	Acorda Therapeutics, Inc. (a)	119,486	3,827,137
	Ariad Pharmaceuticals, Inc. (a)	167,929	3,037,836
	BioMarin Pharmaceutical, Inc. (a)	40,063	2,494,322
	Seattle Genetics, Inc. (a)	78,759	2,796,732
	Theravance, Inc. (a)	163,926	3,871,932
	United Therapeutics Corp. (a)	92,671	5,640,884
			21,668,843
	Building Products 0.8%
	Apogee Enterprises, Inc.	23,816	689,473
	Trex Co., Inc. (a)	47,348	2,328,575
			3,018,048
	Chemicals 4.1%
¤	Axiall Corp.	103,394	6,426,971
	Huntsman Corp.	216,996	4,033,955
	Quaker Chemical Corp.	82,736	4,883,079
			15,344,005
	Commercial Banks 0.7%
	UMB Financial Corp.	55,832	2,739,676

	Commercial Services & Supplies 1.3%
	Waste Connections, Inc.	132,731	4,775,661

	Communications Equipment 1.1%
	Ixia (a)	86,578	1,873,548
	Riverbed Technology, Inc. (a)	137,295	2,047,068
			3,920,616
	Computers & Peripherals 0.5%
	Fusion-io, Inc. (a)	110,050	1,801,518

	Construction & Engineering 0.8%
	Northwest Pipe Co. (a)	107,371	3,004,241

	Construction Materials 1.6%
	Texas Industries, Inc. (a)	91,085	5,748,374

	Consumer Finance 0.9%
	Cash America International, Inc.	65,433	3,433,270

	Diversified Consumer Services 0.7%
	Sotheby's	65,334	2,444,145

	Diversified Financial Services 0.6%
	KKR Financial Holdings LLC	195,512	2,164,318

	Electrical Equipment 2.7%
	General Cable Corp. (a)	91,389	3,347,579
	Regal-Beloit Corp.	50,637	4,129,954
	Thermon Group Holdings, Inc. (a)	108,850	2,417,558
			9,895,091
	Electronic Equipment & Instruments 3.3%
	Coherent, Inc.	81,480	4,623,175
	InvenSense, Inc. (a)	217,785	2,325,944
	IPG Photonics Corp.	60,091	3,990,644
	Universal Display Corp. (a)	47,480	1,395,437
			12,335,200
	Energy Equipment & Services 5.1%
	Dril-Quip, Inc. (a)	22,099	1,926,370
¤	Geospace Technologies Corp. (a)	107,469	11,598,055
	Lufkin Industries, Inc.	79,070	5,249,457
			18,773,882
	Food & Staples Retailing 2.0%
	Fresh Market, Inc. (The) (a)	88,455	3,783,220
	Natural Grocers by Vitamin Cottage, Inc. (a)	153,121	3,452,879
			7,236,099
	Food Products 1.1%
	WhiteWave Foods Co. Class A (a)	236,225	4,032,361

	Health Care Equipment & Supplies 6.6%
	ArthroCare Corp. (a)	153,106	5,321,965
	Cooper Cos., Inc. (The)	45,924	4,954,281
	HeartWare International, Inc. (a)	43,096	3,810,979
¤	Sirona Dental Systems, Inc. (a)	93,452	6,890,216
	Thoratec Corp. (a)	95,130	3,567,375
			24,544,816
	Health Care Providers & Services 3.8%
	Air Methods Corp.	91,775	4,427,226
	Centene Corp. (a)	113,025	4,977,621
	Emeritus Corp. (a)	74,726	2,076,635
	Team Health Holdings, Inc. (a)	71,923	2,616,559
			14,098,041
	Health Care Technology 1.8%
	MedAssets, Inc. (a)	234,621	4,516,454
	Vocera Communications, Inc. (a)	91,576	2,106,248
			6,622,702
	Hotels, Restaurants & Leisure 5.7%
¤	Bally Technologies, Inc. (a)	122,139	6,347,564
	BJ's Restaurants, Inc. (a)	66,061	2,198,510
	Chuy's Holdings, Inc. (a)	45,615	1,486,136
	Orient-Express Hotels, Ltd. (a)	241,665	2,382,817
	Pinnacle Entertainment, Inc. (a)	160,810	2,351,042
¤	SHFL Entertainment, Inc. (a)	379,496	6,288,249
			21,054,318
	Household Durables 2.4%
¤	Meritage Homes Corp. (a)	122,875	5,757,922
	Universal Electronics, Inc. (a)	130,547	3,035,218
			8,793,140
	Insurance 1.3%
	Validus Holdings, Ltd.	131,920	4,929,850

	Internet Software & Services 4.7%
	Angie's List, Inc. (a)	97,091	1,918,518
	Cornerstone OnDemand, Inc. (a)	121,994	4,159,995
	Demandware, Inc. (a)	58,737	1,488,983
	Marin Software, Inc. (a)	99,050	1,627,392
	Monster Worldwide, Inc. (a)	724,432	3,672,870
	Trulia, Inc. (a)	141,568	4,442,404
			17,310,162
	Life Sciences Tools & Services 1.4%
	PAREXEL International Corp. (a)	130,713	5,164,471

	Machinery 4.4%
	Chart Industries, Inc. (a)	24,790	1,983,448
	Colfax Corp. (a)	80,377	3,740,746
	Terex Corp. (a)	162,103	5,579,585
	WABCO Holdings, Inc. (a)	37,795	2,667,949
	Woodward, Inc.	56,215	2,235,108
			16,206,836
	Metals & Mining 1.4%
	RTI International Metals, Inc. (a)	168,205	5,330,416

	Oil, Gas & Consumable Fuels 3.0%
	Gulfport Energy Corp. (a)	111,659	5,117,332
¤	Oasis Petroleum, Inc. (a)	154,953	5,899,061
			11,016,393
	Pharmaceuticals 1.3%
	Salix Pharmaceuticals, Ltd. (a)	92,661	4,742,390

	Real Estate Investment Trusts 3.7%
¤	Geo Group, Inc. (The)	221,507	8,333,093
	Redwood Trust, Inc.	78,791	1,826,376
	Silver Bay Realty Trust Corp.	13,165	272,516
	Two Harbors Investment Corp.	268,674	3,387,979
			13,819,964
	Road & Rail 1.3%
	Landstar System, Inc.	58,738	3,353,353
	Quality Distribution, Inc. (a)	194,976	1,639,748
			4,993,101
	Semiconductors & Semiconductor Equipment 3.8%
	Cavium, Inc. (a)	125,765	4,880,940
	EZchip Semiconductor, Ltd. (a)	75,392	1,819,209
	Teradyne, Inc. (a)	240,079	3,894,081
	Veeco Instruments, Inc. (a)	92,937	3,562,275
			14,156,505
	Software 7.1%
	Compuware Corp. (a)	171,166	2,139,575
	Concur Technologies, Inc. (a)	35,644	2,447,317
	Fortinet, Inc. (a)	229,744	5,440,338
	Guidewire Software, Inc. (a)	54,419	2,091,866
	NICE Systems, Ltd., Sponsored ADR (a)	122,957	4,528,506
	QLIK Technologies, Inc. (a)	173,525	4,482,151
	Sourcefire, Inc. (a)	31,945	1,892,102
	TIBCO Software, Inc. (a)	80,184	1,621,321
	Ultimate Software Group, Inc. (a)	17,773	1,851,236
			26,494,412
	Specialty Retail 6.4%
	Chico's FAS, Inc.	170,616	2,866,349
	Francesca's Holdings Corp. (a)	148,078	4,243,916
¤	Genesco, Inc. (a)	173,637	10,433,847
¤	Vitamin Shoppe, Inc. (a)	127,085	6,208,102
			23,752,214
	Textiles, Apparel & Luxury Goods 0.9%
	Steven Madden, Ltd. (a)	79,645	3,435,885

	Thrifts & Mortgage Finance 0.7%
	Home Loan Servicing Solutions, Ltd.	111,353	2,597,865

	Total Common Stocks
	(Cost $321,908,665)		369,522,723

	Principal
	Amount	Value
Short-Term Investment 0.3%
Repurchase Agreement 0.3%
State Street Bank and Trust Co.
0.01%, dated 3/28/13
due 4/1/13
Proceeds at Maturity $966,750 (Collateralized by a Federal Home Loan Mortgage Corp. security with a rate of 2.00% and a maturity date of 11/2/22, with a Principal Amount of $1,000,000 and a Market Value of $986,581)	$966,749	966,749

Total Short-Term Investment
(Cost $966,749)		966,749

Total Investments
(Cost $322,875,414) (b)	99.9%	370,489,472
Other Assets, Less Liabilities	0.1	301,851

Net Assets	100.0%	$370,791,323

¤	Among the Portfolio's 10 largest holdings, as of March 28, 2013, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Portfolio net assets.
(a)	Non-income producing security.
(b)	As of March 28, 2013, cost is $324,292,273 for federal income tax purposes and net unrealized appreciation is as follows:

Gross unrealized appreciation	$59,967,354
Gross unrealized depreciation	(13,770,155)
Net unrealized appreciation	$46,197,199

The following abbreviation is used in the above portfolio:
ADR	-American Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of March 28, 2013, for valuing the Portfolio's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$369,522,723	$—	$—	$369,522,723
Short-Term Investment
Repurchase Agreement	—	966,749	—	966,749
Total Investments in Securities	$369,522,723	$966,749	$—	$370,489,472

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

For the period ended March 28, 2013, the Portfolio did not have any transfers between Level 1 and Level 2 fair value measurements.

As of March 28, 2013, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

MainStay VP Flexible Bond Opportunities Portfolio

Portfolio of Investments March 28, 2013 (Unaudited)

		Principal Amount	Value
	Long-Term Bonds 88.9%†
	Asset-Backed Securities 1.0%
	Airlines 0.2%
	American Airlines Pass-Through Trust Series 2001-1, Class A1 6.977%, due 11/23/22 (a)	$306,021	$306,786
	Continental Airlines, Inc. Series 2004-ERJ1, Class A 9.558%, due 3/1/21	22,148	24,363
	Northwest Airlines, Inc. Series 2007-1, Class A 7.027%, due 5/1/21	79,809	90,185
	United Air Lines, Inc. Series 2009-2, Class A 9.75%, due 7/15/18	137,357	159,334
			580,668
	Home Equity 0.6%
	Carrington Mortgage Loan Trust Series 2006-NC4, Class A5 0.264%, due 10/25/36 (b)(c)	133,495	109,678
	Citigroup Mortgage Loan Trust Series 2007-AHL2, Class A3A 0.274%, due 5/25/37 (b)(c)	79,965	60,174
	Equifirst Loan Securitization Trust Series 2007-1, Class A2A 0.264%, due 4/25/37 (b)(c)	32,151	30,707
	First NLC Trust Series 2007-1, Class A1 0.274%, due 8/25/37 (b)(c)(d)	107,269	53,407
	GSAA Home Equity Trust Series 2006-14, Class A1 0.254%, due 9/25/36 (b)(c)	225,648	112,709
	Home Equity Loan Trust Series 2007-FRE1, Class 2AV1 0.334%, due 4/25/37 (b)(c)	59,857	52,847
	HSI Asset Securitization Corp. Trust Series 2007-NC1, Class A1 0.304%, due 4/25/37 (b)(c)	108,152	95,260
	JP Morgan Mortgage Acquisition Corp. Series 2007-HE1, Class AF1 0.304%, due 3/25/47 (b)(c)	75,392	65,967
	Master Asset Backed Securities Trust Series 2006-HE4, Class A1 0.254%, due 11/25/36 (b)(c)	28,346	12,693
	Merrill Lynch Mortgage Investors Trust Series 2007-MLN1, Class A2A 0.314%, due 3/25/37 (b)(c)	178,439	123,123
	Morgan Stanley ABS Capital I, Inc.
	Series 2006-HE6, Class A2B 0.304%, due 9/25/36 (b)(c)	119,411	80,994
	Series 2006-HE8, Class A2B 0.304%, due 10/25/36 (b)(c)	50,463	30,295
	Series 2007-HE4, Class A2A 0.314%, due 2/25/37 (b)(c)	24,888	11,296
	Series 2007-NC2, Class A2FP 0.354%, due 2/25/37 (b)(c)	98,691	53,928
	Renaissance Home Equity Loan Trust Series 2007-2, Class AF1 5.893%, due 6/25/37 (c)(e)	207,019	122,642
	Securitized Asset Backed Receivables LLC Trust Series 2007-BR4, Class A2A 0.294%, due 5/25/37 (b)(c)	125,644	69,280
	Soundview Home Equity Loan Trust
	Series 2007-OPT1, Class 2A1 0.284%, due 6/25/37 (b)(c)	133,728	127,243
	Series 2006-EQ2, Class A2 0.314%, due 1/25/37 (b)(c)	70,592	45,209
	Specialty Underwriting & Residential Finance Series 2006-BC4, Class A2B 0.314%, due 9/25/37 (b)(c)	785,196	672,668
			1,930,120
	Student Loans 0.2%
	Keycorp Student Loan Trust Series 2000-A, Class A2 0.608%, due 5/25/29 (b)	510,229	470,893
	Total Asset-Backed Securities (Cost $2,984,865)		2,981,681

	Convertible Bonds 3.9%
	Airlines 0.1%
	Airtran Holdings, Inc. 5.25%, due 11/1/16	250,000	360,469

	Apparel 0.1%
	Iconix Brand Group, Inc. 2.50%, due 6/1/16 (d)	175,000	195,234

	Auto Manufacturers 0.1%
	Ford Motor Co. 4.25%, due 11/15/16	142,000	228,265

	Biotechnology 0.2%
	Gilead Sciences, Inc. 1.00%, due 5/1/14	266,000	577,386

	Coal 0.2%
	Alpha Natural Resources, Inc. 2.375%, due 4/15/15	125,000	119,219
	Peabody Energy Corp. 4.75%, due 12/15/66	447,000	366,540
			485,759
	Computers 0.2%
	EMC Corp. 1.75%, due 12/1/13	396,000	591,279
	SanDisk Corp. 1.50%, due 8/15/17	73,000	94,444
			685,723
	Distribution & Wholesale 0.1%
	WESCO International, Inc. 6.00%, due 9/15/29	115,000	302,666

	Electronics 0.1%
	TTM Technologies, Inc. 3.25%, due 5/15/15	303,000	303,568

	Entertainment 0.1%
	International Game Technology 3.25%, due 5/1/14	258,000	278,801

	Environmental Controls 0.2%
	Covanta Holding Corp. 3.25%, due 6/1/14	445,000	575,441

	Health Care - Products 0.1%
	Teleflex, Inc. 3.875%, due 8/1/17	322,000	467,504

	Health Care - Services 0.1%
	WellPoint, Inc. 2.75%, due 10/15/42 (d)	160,000	175,600

	Household Products & Wares 0.1%
	Jarden Corp. 1.875%, due 9/15/18 (d)	310,000	354,756

	Insurance 0.0%‡
	Radian Group, Inc. 2.25%, due 3/1/19	51,000	61,710

	Internet 0.4%
	Dealertrack Technologies, Inc. 1.50%, due 3/15/17	190,000	203,538
	Priceline.com, Inc. 1.00%, due 3/15/18	305,000	337,597
	Symantec Corp. 1.00%, due 6/15/13	275,000	355,094
	VeriSign, Inc. 3.25%, due 8/15/37	125,000	185,859
			1,082,088
	Iron & Steel 0.3%
	Allegheny Technologies, Inc. 4.25%, due 6/1/14	405,000	436,134
	Steel Dynamics, Inc. 5.125%, due 6/15/14	222,000	250,305
	United States Steel Corp. 4.00%, due 5/15/14	182,000	190,304
			876,743
	Lodging 0.1%
¤	MGM Resorts International 4.25%, due 4/15/15	170,000	184,981

	Mining 0.0%‡
	Alcoa, Inc. 5.25%, due 3/15/14	40,000	55,400

	Miscellaneous - Manufacturing 0.2%
	Danaher Corp. (zero coupon), due 1/22/21	266,000	480,961
	Textron, Inc. 4.50%, due 5/1/13	50,000	113,250
			594,211
	Oil & Gas Services 0.2%
	Helix Energy Solutions Group, Inc. 3.25%, due 3/15/32	300,000	369,188
	SEACOR Holdings, Inc. 2.50%, due 12/15/27 (d)	60,000	65,550
	Subsea 7 S.A. 3.50%, due 10/13/14	100,000	148,850
			583,588
	Pharmaceuticals 0.2%
	BioMarin Pharmaceutical, Inc. 1.875%, due 4/23/17	65,000	200,891
	Salix Pharmaceuticals, Ltd.
	1.50%, due 3/15/19 (d)	85,000	90,578
	2.75%, due 5/15/15	125,000	161,875
	Teva Pharmaceutical Finance Co. LLC 0.25%, due 2/1/26	295,000	308,090
			761,434
	Real Estate Investment Trusts 0.1%
	SL Green Operating Partnership, L.P. 3.00%, due 10/15/17 (d)	250,000	297,656

	Semiconductors 0.3%
	Intel Corp. 3.25%, due 8/1/39	220,000	265,239
	Microchip Technology, Inc. 2.125%, due 12/15/37	205,000	292,125
	Novellus Systems, Inc. 2.625%, due 5/15/41	110,000	150,219
	ON Semiconductor Corp. Series B 2.625%, due 12/15/26	260,000	295,912
	Xilinx, Inc. 2.625%, due 6/15/17	15,000	21,347
			1,024,842
	Software 0.1%
	Bottomline Technologies, Inc. 1.50%, due 12/1/17	100,000	117,000
	Microsoft Corp. (zero coupon), due 6/15/13 (d)	65,000	65,122
	Nuance Communications, Inc. 2.75%, due 11/1/31	55,000	57,097
			239,219
	Telecommunications 0.3%
	Ciena Corp. 4.00%, due 12/15/20	130,000	156,163
	SBA Communications Corp.
	1.875%, due 5/1/13	233,000	403,381
	4.00%, due 10/1/14	180,000	430,087
			989,631
	Total Convertible Bonds (Cost $11,137,850)		11,742,675

	Corporate Bonds 77.3%
	Advertising 0.3%
	Lamar Media Corp. 7.875%, due 4/15/18	750,000	816,563

	Aerospace & Defense 2.2%
	Alliant Techsystems, Inc. 6.875%, due 9/15/20	1,200,000	1,293,000
	B/E Aerospace, Inc. 5.25%, due 4/1/22	1,150,000	1,185,937
	Ducommun, Inc. 9.75%, due 7/15/18	615,000	676,500
	TransDigm, Inc. 7.75%, due 12/15/18	1,075,000	1,179,813
	Triumph Group, Inc.
	8.00%, due 11/15/17	900,000	965,250
	8.625%, due 7/15/18	1,100,000	1,222,375
			6,522,875
	Agriculture 0.4%
	Bunge, Ltd. Finance Corp. 8.50%, due 6/15/19	1,015,000	1,308,338

	Airlines 1.8%
	Continental Airlines, Inc.
	7.875%, due 1/2/20	301,147	319,215
	9.798%, due 10/1/22	704,107	795,641
	Delta Air Lines, Inc.
	Series 2011-1 Class A Pass Through Trust 5.30%, due 10/15/20	320,140	353,755
	Series 2010-1 Class A Pass Through Trust 6.20%, due 1/2/20	81,260	92,637
	Series 2010-2, Class B Pass Through Trust 6.75%, due 5/23/17	563,000	592,558
	U.S. Airways Group, Inc. Series A 6.25%, due 10/22/24	1,038,638	1,152,888
	U.S. Airways, Inc. Series 2012-1A, Pass Through Trust 5.90%, due 4/1/26	1,879,000	2,099,782
			5,406,476
	Auto Manufacturers 1.3%
	Chrysler Group LLC / CG Co-Issuer, Inc. 8.25%, due 6/15/21	1,360,000	1,518,100
	Ford Motor Co.
	6.625%, due 10/1/28	51,000	58,785
	7.45%, due 7/16/31	525,000	663,976
	9.98%, due 2/15/47	133,000	191,584
	Navistar International Corp. 8.25%, due 11/1/21	1,415,000	1,441,532
			3,873,977
	Auto Parts & Equipment 1.4%
	Commercial Vehicle Group, Inc. 7.875%, due 4/15/19	500,000	507,500
	Continental Rubber of America Corp. 4.50%, due 9/15/19 (d)	1,450,000	1,482,625
	Goodyear Tire & Rubber Co. (The) 8.25%, due 8/15/20	1,650,000	1,825,312
	Tomkins LLC / Tomkins, Inc. 9.00%, due 10/1/18	252,000	280,665
			4,096,102
	Banks 7.8%
	Banco Santander Mexico S.A. Institucion De Banca Multiple Grupo Financiero Santand 4.125%, due 11/9/22 (d)	1,715,000	1,723,575
¤	Bank of America Corp.
	4.75%, due 5/6/19 (b)	€1,000,000	1,269,246
	5.625%, due 7/1/20	$1,910,000	2,228,909
	7.625%, due 6/1/19	95,000	120,676
	Bank of America N.A. 6.00%, due 10/15/36	1,212,000	1,452,387
	Barclays Bank PLC 5.14%, due 10/14/20	463,000	496,742
	BBVA Bancomer S.A. 6.75%, due 9/30/22 (d)	1,510,000	1,725,175
	CIT Group, Inc. 4.25%, due 8/15/17	600,000	627,000
	Citigroup, Inc. 3.375%, due 3/1/23	1,225,000	1,234,842
	Discover Bank / Greenwood
	7.00%, due 4/15/20	1,055,000	1,313,283
	8.70%, due 11/18/19	420,000	561,201
	Goldman Sachs Group, Inc. (The) 3.625%, due 1/22/23	2,233,000	2,248,705
¤	JPMorgan Chase & Co. 7.90%, due 4/29/49 (b)	2,500,000	2,872,072
	LBG Capital No.1 PLC 8.00%, due 12/29/49 (b)(d)	1,150,000	1,226,451
	Mizuho Capital Investment, Ltd. 14.95%, due 12/29/49 (b)(d)	248,000	285,200
	Morgan Stanley 4.875%, due 11/1/22	1,931,000	2,047,076
	PNC Funding Corp. 5.625%, due 2/1/17	495,000	565,408
¤	Royal Bank of Scotland Group PLC 6.40%, due 10/21/19	1,194,000	1,425,534
			23,423,482
	Building Materials 2.6%
	Associated Materials LLC / AMH New Finance, Inc. 9.125%, due 11/1/17	1,252,000	1,336,510
	Cemex Espana Luxembourg 9.25%, due 5/12/20 (d)	1,000,000	1,105,000
	Desarrolladora Homex S.A.B. de C.V. 9.50%, due 12/11/19 (d)	1,300,000	1,111,500
	Masco Corp. 7.125%, due 3/15/20	1,100,000	1,284,160
	Texas Industries, Inc. 9.25%, due 8/15/20	615,000	671,887
	Urbi Desarrollos Urbanos S.A.B. de C.V. 9.50%, due 1/21/20 (d)	1,350,000	823,500
	USG Corp.
	6.30%, due 11/15/16	280,000	296,800
	8.375%, due 10/15/18 (d)	500,000	552,500
	9.75%, due 1/15/18	582,000	689,670
			7,871,527
	Chemicals 1.4%
	Ashland, Inc. 4.75%, due 8/15/22 (d)	950,000	961,875
	Dow Chemical Co. (The) 8.55%, due 5/15/19	596,000	801,125
	Hexion U.S. Finance Corp. / Hexion Nova Scotia Finance ULC 8.875%, due 2/1/18	877,000	907,695
	Huntsman International LLC 8.625%, due 3/15/21	1,240,000	1,395,000
	Momentive Performance Materials, Inc. 9.00%, due 1/15/21	369,000	276,750
			4,342,445
	Coal 0.9%
	Alpha Natural Resources, Inc. 6.00%, due 6/1/19	575,000	530,438
	Arch Coal, Inc. 7.25%, due 10/1/20	1,045,000	940,500
	Cloud Peak Energy Resources LLC / Cloud Peak Energy Finance Corp. 8.25%, due 12/15/17	763,000	816,410
	Peabody Energy Corp. 7.375%, due 11/1/16	475,000	541,500
			2,828,848
	Commercial Services 2.6%
	Avis Budget Car Rental LLC / Avis Budget Finance, Inc.
	5.50%, due 4/1/23 (d)	960,000	957,600
	8.25%, due 1/15/19	677,000	750,624
	9.625%, due 3/15/18	1,075,000	1,213,417
	Hertz Corp. (The) 7.375%, due 1/15/21	1,570,000	1,746,625
	Iron Mountain, Inc.
	7.75%, due 10/1/19	322,000	357,822
	8.375%, due 8/15/21	1,077,000	1,183,354
	United Rentals North America, Inc. 8.375%, due 9/15/20	1,548,000	1,726,020
			7,935,462
	Computers 0.8%
	NCR Corp. 5.00%, due 7/15/22 (d)	1,450,000	1,453,625
	SunGard Data Systems, Inc.
	6.625%, due 11/1/19 (d)	550,000	567,875
	7.625%, due 11/15/20	325,000	352,219
			2,373,719
	Cosmetics & Personal Care 0.4%
	Albea Beauty Holdings S.A. 8.375%, due 11/1/19 (d)	1,250,000	1,331,250

	Diversified Financial Services 0.3%
	Ford Holdings LLC 9.30%, due 3/1/30	294,000	412,696
	GE Capital Trust IV Series Reg S 4.625%, due 9/15/66 (b)	€277,000	347,973
	General Electric Capital Corp. 6.50%, due 9/15/67 (b)	£185,000	294,804
			1,055,473
	Electric 3.4%
	Abu Dhabi National Energy Co. 3.625%, due 1/12/23 (d)	$1,600,000	1,612,000
	Calpine Corp. 7.875%, due 7/31/20 (d)	1,350,000	1,478,250
	CMS Energy Corp. 8.75%, due 6/15/19	907,000	1,224,135
	Duquesne Light Holdings, Inc. 5.90%, due 12/1/21 (d)	1,494,000	1,795,834
	Energy Future Intermediate Holding Co. LLC / EFIH Finance, Inc. 10.00%, due 12/1/20	800,000	907,000
	Great Plains Energy, Inc. 5.292%, due 6/15/22 (e)	795,000	902,242
	NRG Energy, Inc. 8.50%, due 6/15/19	1,405,000	1,541,988
	Puget Energy, Inc. 5.625%, due 7/15/22	585,000	644,392
	Wisconsin Energy Corp. 6.25%, due 5/15/67 (b)	189,000	205,160
			10,311,001
	Engineering & Construction 0.4%
	MasTec, Inc. 4.875%, due 3/15/23	1,190,000	1,178,100

	Entertainment 0.7%
	Isle of Capri Casinos, Inc. 7.75%, due 3/15/19	725,000	788,438
	Mohegan Tribal Gaming Authority 10.50%, due 12/15/16 (d)	185,000	182,225
	Pinnacle Entertainment, Inc. 8.75%, due 5/15/20	975,000	1,071,281
			2,041,944
	Finance - Auto Loans 0.7%
	Ford Motor Credit Co. LLC 8.125%, due 1/15/20	1,584,000	1,999,979

	Finance - Consumer Loans 0.8%
	HSBC Finance Capital Trust IX 5.911%, due 11/30/35 (b)	500,000	503,750
	SLM Corp.
	4.75%, due 3/17/14	€185,000	241,494
	6.25%, due 1/25/16	$92,000	100,508
	7.25%, due 1/25/22	625,000	698,438
	8.00%, due 3/25/20	492,000	570,720
	8.45%, due 6/15/18	250,000	296,250
			2,411,160
	Finance - Credit Card 0.3%
	American Express Co. 6.80%, due 9/1/66 (b)	486,000	523,665
	Discover Financial Services 3.85%, due 11/21/22	300,000	308,786
			832,451

	Finance - Investment Banker/Broker 0.2%
	Jefferies Group LLC 5.125%, due 1/20/23	552,000	584,444

	Finance - Leasing Companies 0.4%
	Banque PSA Finance S.A. 5.75%, due 4/4/21 (d)	1,225,000	1,205,057

	Finance - Other Services 0.5%
	Icahn Enterprises, L.P. / Icahn Enterprises Finance Corp. 7.75%, due 1/15/16	1,420,000	1,478,575

	Food 2.3%
	Grupo Bimbo S.A.B. de C.V. 4.50%, due 1/25/22 (d)	1,387,000	1,503,473
	JBS Finance II, Ltd. 8.25%, due 1/29/18 (d)	350,000	383,250
	JBS USA LLC / JBS USA Finance, Inc. 8.25%, due 2/1/20 (d)	432,000	471,960
	Minerva Luxembourg S.A. 7.75%, due 1/31/23 (d)	1,600,000	1,716,000
	Smithfield Foods, Inc. 7.75%, due 7/1/17	1,284,000	1,487,835
	Virgolino de Oliveira Finance, Ltd. 11.75%, due 2/9/22 (d)	1,350,000	1,454,625
			7,017,143
	Forest Products & Paper 0.8%
	Domtar Corp. 10.75%, due 6/1/17	887,000	1,144,088
	International Paper Co. 7.30%, due 11/15/39	157,000	206,987
	MeadWestvaco Corp. 7.375%, due 9/1/19	900,000	1,095,515
	Norske Skogindustrier A.S.A. 7.125%, due 10/15/33 (d)	185,000	102,675
			2,549,265
	Gas 0.2%
	Southern Union Co. 7.60%, due 2/1/24	383,000	489,202

	Health Care - Products 1.0%
	Alere, Inc.
	7.25%, due 7/1/18 (d)	1,000,000	1,062,500
	8.625%, due 10/1/18	277,000	294,312
	Kinetic Concepts, Inc. / KCI U.S.A., Inc. 10.50%, due 11/1/18	1,650,000	1,786,125
			3,142,937
	Health Care - Services 0.5%
	HCA, Inc. 7.50%, due 2/15/22	1,350,000	1,552,500

	Home Builders 2.8%
	Beazer Homes USA, Inc.
	7.25%, due 2/1/23 (d)	1,300,000	1,326,000
	8.125%, due 6/15/16	186,000	201,345
	K Hovnanian Enterprises, Inc. 7.25%, due 10/15/20 (d)	1,080,000	1,196,100
	KB Home 8.00%, due 3/15/20	1,925,000	2,218,562
	Lennar Corp. 6.95%, due 6/1/18	46,000	51,750
	MDC Holdings, Inc. 5.625%, due 2/1/20	1,072,000	1,200,317
	Shea Homes, L.P. / Shea Homes Funding Corp. 8.625%, due 5/15/19	1,150,000	1,290,875
	Standard Pacific Corp. 8.375%, due 5/15/18	885,000	1,042,088
			8,527,037
	Household Products & Wares 1.6%
	Jarden Corp.
	7.50%, due 5/1/17	325,000	367,656
	7.50%, due 1/15/20	977,000	1,063,709
	Mead Products LLC / ACCO Brands Corp. 6.75%, due 4/30/20 (d)	1,206,000	1,287,405
	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu
	7.875%, due 8/15/19	475,000	523,688
	8.50%, due 5/15/18	625,000	657,031
	9.875%, due 8/15/19	826,000	905,502
			4,804,991
	Insurance 2.8%
	Allstate Corp. (The) 6.50%, due 5/15/67 (b)	162,000	177,390
	American International Group, Inc.
	4.875%, due 3/15/67 (b)	€1,300,000	1,545,592
	Series A2 5.75%, due 3/15/67 (b)	£50,000	72,839
	Chubb Corp. (The) 6.375%, due 3/29/67 (b)	$1,295,000	1,422,881
	Farmers Exchange Capital 7.20%, due 7/15/48 (d)	137,000	163,768
	Liberty Mutual Group, Inc.
	7.80%, due 3/7/87 (d)	102,000	118,830
	10.75%, due 6/15/88 (b)(d)	987,000	1,524,915
	Lincoln National Corp. 7.00%, due 5/17/66 (b)	1,407,000	1,442,175
	Oil Insurance, Ltd. 3.266%, due 12/29/49 (b)(d)	148,000	135,846
	Pacific Life Insurance Co. 9.25%, due 6/15/39 (d)	1,046,000	1,523,292
	Progressive Corp. (The) 6.70%, due 6/15/67 (b)	138,000	152,490
	Swiss Re Capital I, L.P. 6.854%, due 5/29/49 (b)(d)	129,000	136,546
			8,416,564

	Iron & Steel 1.9%
	AK Steel Corp.
	7.625%, due 5/15/20	800,000	700,000
	8.75%, due 12/1/18 (d)	1,000,000	1,102,500
	Allegheny Ludlum Corp. 6.95%, due 12/15/25	157,000	182,945
	APERAM 7.375%, due 4/1/16 (d)	1,025,000	1,032,688
	Cliffs Natural Resources, Inc.
	3.95%, due 1/15/18	524,000	526,112
	5.90%, due 3/15/20	760,000	810,782
	United States Steel Corp.
	7.00%, due 2/1/18	650,000	698,750
	7.50%, due 3/15/22	600,000	628,500
			5,682,277
	Leisure Time 0.2%
	Royal Caribbean Cruises, Ltd. 7.25%, due 3/15/18	600,000	687,000

	Lodging 2.2%
	Caesars Entertainment Operating Co., Inc. 9.00%, due 2/15/20 (d)	146,000	146,913
	Caesars Operating Escrow LLC / Caesars Escrow Corp. 9.00%, due 2/15/20 (d)	1,841,000	1,852,506
¤	MGM Resorts International
	6.75%, due 10/1/20 (d)	1,194,000	1,265,640
	8.625%, due 2/1/19	475,000	553,375
	Starwood Hotels & Resorts Worldwide, Inc.
	6.75%, due 5/15/18	185,000	224,569
	7.15%, due 12/1/19	1,334,000	1,685,722
	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. 7.75%, due 8/15/20	900,000	1,009,125
			6,737,850
	Machinery - Construction & Mining 0.1%
	Boart Longyear Management Pty, Ltd. 7.00%, due 4/1/21 (d)	364,000	375,830

	Machinery - Diversified 0.6%
	Briggs & Stratton Corp. 6.875%, due 12/15/20	800,000	896,000
	CNH America LLC 7.25%, due 1/15/16	748,000	835,890
			1,731,890
	Media 2.2%
	CC Holdings GS V LLC 2.381%, due 12/15/17 (d)	1,523,000	1,532,848
	CCO Holdings LLC / CCO Holdings Capital Corp.
	7.00%, due 1/15/19	222,000	239,205
	7.25%, due 10/30/17	500,000	539,375
	Clear Channel Communications, Inc. 9.00%, due 3/1/21	1,080,000	1,008,450
	COX Communications, Inc. 6.95%, due 6/1/38 (d)	509,000	651,900
	DISH DBS Corp.
	6.75%, due 6/1/21	1,400,000	1,554,000
	7.125%, due 2/1/16	185,000	205,581
	Time Warner Cable, Inc. 8.75%, due 2/14/19	740,000	978,659
			6,710,018
	Metal Fabricate & Hardware 0.2%
	Mueller Water Products, Inc. 8.75%, due 9/1/20	406,000	461,825

	Mining 3.1%
	Alcoa, Inc. 6.15%, due 8/15/20	724,000	788,260
	Aleris International, Inc.
	7.625%, due 2/15/18	924,000	979,440
	7.875%, due 11/1/20	240,000	255,600
	Century Aluminum Co. 8.00%, due 5/15/14	160,000	160,800
	FMG Resources August 2006 Pty, Ltd.
	6.875%, due 2/1/18 (d)	400,000	420,500
	8.25%, due 11/1/19 (d)	1,000,000	1,078,750
¤	Novelis, Inc.
	8.375%, due 12/15/17	766,000	838,770
	8.75%, due 12/15/20	1,302,000	1,468,005
	Rio Tinto Finance USA, Ltd. 9.00%, due 5/1/19	1,000,000	1,377,633
	Vedanta Resources PLC 8.25%, due 6/7/21 (d)	1,640,000	1,869,600
			9,237,358
	Miscellaneous - Manufacturing 0.7%
	Amsted Industries, Inc. 8.125%, due 3/15/18 (d)	1,280,000	1,376,000
	GE Capital Trust I 6.375%, due 11/15/67 (b)	475,000	503,500
	Polypore International, Inc. 7.50%, due 11/15/17	285,000	305,663
			2,185,163
	Office Furnishings 0.4%
	Interface, Inc. 7.625%, due 12/1/18	1,164,000	1,260,030

	Oil & Gas 6.1%
	Berry Petroleum Co. 6.75%, due 11/1/20	752,000	812,160
¤	Chesapeake Energy Corp.
	5.375%, due 6/15/21	650,000	652,437
	6.625%, due 8/15/20 (f)	1,055,000	1,152,587
	6.875%, due 8/15/18	600,000	643,500
	Concho Resources, Inc.
	6.50%, due 1/15/22	500,000	545,000
	7.00%, due 1/15/21	623,000	685,300
	Denbury Resources, Inc.
	6.375%, due 8/15/21	185,000	201,650
	8.25%, due 2/15/20	525,000	588,000
	ENI S.p.A. 4.15%, due 10/1/20 (d)	1,280,000	1,343,991
	EP Energy LLC / EP Energy Finance, Inc. 9.375%, due 5/1/20	1,325,000	1,530,375
	Frontier Oil Corp. 6.875%, due 11/15/18	129,000	139,643
	Hilcorp Energy I, L.P. / Hilcorp Finance Co.
	7.625%, due 4/15/21 (d)	277,000	304,700
	8.00%, due 2/15/20 (d)	700,000	768,250
	Linn Energy LLC / Linn Energy Finance Corp.
	6.50%, due 5/15/19	850,000	889,312
	7.75%, due 2/1/21	185,000	198,413
	8.625%, due 4/15/20	425,000	468,563
	OGX Austria GmbH 8.50%, due 6/1/18 (d)	1,595,000	1,244,100
	Petrobras International Finance Co. 5.375%, due 1/27/21	1,165,000	1,257,027
	Precision Drilling Corp.
	6.50%, due 12/15/21	487,000	519,873
	6.625%, due 11/15/20	882,000	941,535
	Samson Investment Co. 9.75%, due 2/15/20 (d)	1,300,000	1,381,250
	Swift Energy Co.
	7.125%, due 6/1/17	500,000	512,500
	8.875%, due 1/15/20	1,042,000	1,131,872
	Valero Energy Corp. 6.125%, due 2/1/20	509,000	618,468
			18,530,506
	Oil & Gas Services 1.1%
	Basic Energy Services, Inc. 7.75%, due 2/15/19	625,000	639,062
	Cie Generale de Geophysique - Veritas
	6.50%, due 6/1/21	200,000	210,000
	9.50%, due 5/15/16	600,000	630,000
	Dresser-Rand Group, Inc. 6.50%, due 5/1/21	293,000	312,778
	Helix Energy Solutions Group, Inc. 9.50%, due 1/15/16 (d)	214,000	219,885
	Hornbeck Offshore Services, Inc.
	5.00%, due 3/1/21 (d)	1,175,000	1,166,187
	5.875%, due 4/1/20	84,000	86,940
			3,264,852
	Packaging & Containers 0.4%
	Sealed Air Corp. 8.125%, due 9/15/19 (d)	935,000	1,057,719

	Pipelines 3.5%
	Access Midstream Partners, L.P. / ACMP Finance Corp. 4.875%, due 5/15/23	490,000	483,875
	Atlas Pipeline Escrow LLC 6.625%, due 10/1/20 (d)	1,350,000	1,407,375
	Energy Transfer Equity, L.P. 7.50%, due 10/15/20	1,100,000	1,267,750
	Energy Transfer Partners, L.P. 4.65%, due 6/1/21	860,000	936,080
	MarkWest Energy Partners, L.P. / MarkWest Energy Finance Corp. 6.75%, due 11/1/20	752,000	821,560
	Panhandle Eastern Pipe Line Co., L.P. 8.125%, due 6/1/19	463,000	573,736
	Plains All American Pipeline, L.P. / PAA Finance Corp. 5.00%, due 2/1/21	1,115,000	1,289,794
	Regency Energy Partners, L.P. / Regency Energy Finance Corp. 6.875%, due 12/1/18	1,050,000	1,144,500
	Targa Resources Partners, L.P. / Targa Resources Partners Finance Corp.
	6.375%, due 8/1/22	500,000	546,250
	7.875%, due 10/15/18	800,000	876,000
	Williams Cos., Inc. (The) 3.70%, due 1/15/23	1,350,000	1,340,157
			10,687,077
	Real Estate Investment Trusts 1.0%
	Geo Group, Inc. (The) 6.625%, due 2/15/21	277,000	304,354
	Host Hotels & Resorts, L.P.
	3.75%, due 10/15/23	329,000	330,286
	5.875%, due 6/15/19	1,200,000	1,318,500
	Ventas Realty, L.P. / Ventas Capital Corp. 2.70%, due 4/1/20	991,000	994,292
			2,947,432
	Retail 2.3%
	AmeriGas Finance LLC / AmeriGas Finance Corp. 7.00%, due 5/20/22	950,000	1,033,125
	AmeriGas Partners, L.P. / AmeriGas Finance Corp.
	6.25%, due 8/20/19	1,360,000	1,448,400
	6.50%, due 5/20/21	168,000	178,920
	AutoNation, Inc. 6.75%, due 4/15/18	830,000	944,125
	CVS Caremark Corp. 4.75%, due 5/18/20	1,305,000	1,510,359
	Macy's Retail Holdings, Inc. 3.875%, due 1/15/22	1,300,000	1,371,129
	Suburban Propane Partners L.P. / Suburban Energy Finance Corp. 7.50%, due 10/1/18	428,000	464,380
			6,950,438
	Savings & Loans 0.5%
	RBS Citizens Financial Group, Inc. 4.15%, due 9/28/22 (d)	1,450,000	1,489,050

	Semiconductors 0.4%
	Freescale Semiconductor, Inc. 9.25%, due 4/15/18 (d)	1,066,000	1,169,935

	Software 1.6%
	Fidelity National Information Services, Inc. 7.875%, due 7/15/20	1,014,000	1,143,285
¤	First Data Corp.
	7.375%, due 6/15/19 (d)	2,042,000	2,172,177
	8.875%, due 8/15/20 (d)	320,000	357,600
	10.625%, due 6/15/21 (d)	1,014,000	1,025,408
			4,698,470
	Special Purpose Entity 0.5%
	Ageas Hybrid Financing S.A. 5.125%, due 6/29/49 (b)	€1,225,000	1,410,100

	Telecommunications 4.0%
	CommScope, Inc. 8.25%, due 1/15/19 (d)	$1,720,000	1,866,200
	GTP Towers Issuer LLC 8.112%, due 2/15/15 (d)	1,100,000	1,173,634
	Hughes Satellite Systems Corp. 7.625%, due 6/15/21	1,398,000	1,598,962
¤	Intelsat Luxembourg S.A.
	7.75%, due 6/1/21 (d)	671,000	682,743
	8.125%, due 6/1/23 (d)	472,000	479,670
	11.25%, due 2/4/17	185,000	197,025
	11.50%, due 2/4/17	1,150,000	1,221,300
	MetroPCS Wireless, Inc. 7.875%, due 9/1/18	314,000	343,045
	SBA Tower Trust 4.254%, due 4/15/40 (d)	1,920,000	2,031,621
¤	Sprint Capital Corp.
	6.90%, due 5/1/19	738,000	809,955
	8.75%, due 3/15/32	1,330,000	1,586,025
			11,990,180
	Toys, Games & Hobbies 0.2%
	Hasbro, Inc. 6.30%, due 9/15/17	395,000	457,745

	Transportation 0.5%
	CHC Helicopter S.A. 9.25%, due 10/15/20	1,233,000	1,310,833
	PHI, Inc. 8.625%, due 10/15/18	151,000	164,213
			1,475,046
	Total Corporate Bonds (Cost $223,565,332)		232,926,678

	Foreign Bonds 1.4%
	El Salvador 0.0%‡
	Republic of El Salvador
	7.65%, due 6/15/35	37,000	42,421
	8.25%, due 4/10/32 (d)	37,000	46,157
			88,578
	Germany 0.1%
	IKB Deutsche Industriebank A.G. 4.50%, due 7/9/13	€166,000	211,532

	Portugal 0.4%
	Portugal Obrigacoes do Tesouro OT Series Reg S 4.95%, due 10/25/23	885,000	1,010,217

	United Kingdom 0.9%
	Barclays Bank PLC Series Reg S 10.00%, due 5/21/21	£401,000	817,142
	Canada Square Operations Ltd. 7.50%, due 5/29/49 (b)	1,127,000	1,695,186
	Rexam PLC 6.75%, due 6/29/67 (b)	€222,000	295,843
			2,808,171
	Total Foreign Bonds (Cost $3,670,603)		4,118,498

	Loan Assignments & Participations 3.2% (g)
	Automobile 0.3%
	KAR Auction Services, Inc. Term Loan B 3.75%, due 5/19/17	$982,537	991,749

	Chemicals, Plastics & Rubber 0.9%
	Ascend Performance Materials LLC Term Loan B 6.75%, due 4/10/18	1,633,500	1,664,128
	PQ Corp. Term Loan 4.50%, due 8/7/17	997,500	1,007,226
			2,671,354
	Finance - Consumer Loans 0.3%
	Springleaf Financial Funding Co. Term Loan 5.50%, due 5/10/17	1,000,000	1,005,625

	Hotels, Motels, Inns & Gaming 0.2%
¤	MGM Resorts International Term Loan B 4.25%, due 12/20/19	498,750	506,499

	Mining, Steel, Iron & Non-Precious Metals 0.2%
	FMG America Finance, Inc. Term Loan 5.25%, due 10/18/17	497,500	502,830

	Oil & Gas 0.5%
	Plains Exploration & Production Co. 7 year Term Loan 4.00%, due 11/30/19	1,500,000	1,500,535

	Retail 0.3%
	Neiman Marcus Group, Inc. (The) Extended Term Loan 4.00%, due 5/16/18	1,000,000	1,008,750

	Telecommunications 0.5%
	Alcatel-Lucent USA, Inc. USD Term Loan C 7.25%, due 1/31/19	498,750	506,127
	MetroPCS Wireless, Inc. Incremental Term Loan B3 4.00%, due 3/16/18	979,983	981,617
			1,487,744
	Total Loan Assignments & Participations (Cost $9,532,803)		9,675,086

	Mortgage-Backed Securities 0.1%
	Commercial Mortgage Loans (Collateralized Mortgage Obligations) 0.1%
	Banc of America Commercial Mortgage, Inc. Series 2005-J, Class 1A1 3.00%, due 11/25/35 (h)	98,973	87,810
	Deutsche ALT-A Securities, Inc. Alternate Loan Trust Series 2005-5, Class 1A3 5.50%, due 11/25/35 (b)	37,743	35,559
	WaMu Mortgage Pass-Through Certificates Series 2006-AR14, Class 1A1 2.393%, due 11/25/36 (h)	48,848	41,347
	Wells Fargo Mortgage Backed Securities Trust Series 2006-AR10, Class 5A2 2.614%, due 7/25/36 (h)	60,314	54,590
	Total Mortgage-Backed Securities (Cost $211,472)		219,306

	Municipal Bond 0.1%
	New York 0.1%
	New York City Industrial Development Agency Special Facilities Revenue Series A 8.00%, due 8/1/12 (a)(i)	320,000	319,987

	Total Municipal Bond (Cost $325,859)		319,987

	U.S. Government & Federal Agencies 1.6%
¤	United States Treasury Inflation-Indexed Notes 1.6%
	1.125%, due 1/15/21	2,630,750	3,101,407
	1.25%, due 7/15/20	1,563,858	1,867,955
			4,969,362
	Total U.S. Government & Federal Agencies (Cost $4,343,188)		4,969,362

	Yankee Bond 0.3% (j)
	Banks 0.3%
¤	Royal Bank of Scotland Group PLC 6.125%, due 12/15/22	970,000	1,003,269

	Total Yankee Bond (Cost $974,907)		1,003,269
	Total Long-Term Bonds (Cost $256,746,879)		267,956,542
		Shares	Value
	Common Stocks 0.5%
	Auto Manufacturers 0.2%
	General Motors Co. (k)	20,270	563,911

	Banks 0.3%
	CIT Group, Inc. (k)	1,475	64,133
	Citigroup, Inc.	16,000	707,840
			771,973
	Building Materials 0.0%‡
	U.S. Concrete, Inc. (k)(l)	4,455	61,524

	Total Common Stocks (Cost $1,378,985)		1,397,408

	Convertible Preferred Stocks 1.2%
	Aerospace & Defense 0.0%‡
	United Technologies Corp. 7.50%	500	29,925

	Auto Manufacturers 0.1%
	General Motors Co. 4.75%	4,850	208,259

	Auto Parts & Equipment 0.1%
	Goodyear Tire & Rubber Co. (The) 5.88%	5,100	221,901

	Banks 0.3%
¤	Bank of America Corp. 7.25% Series L	400	487,264
	Wells Fargo & Co. 7.50% Series L	400	515,500
			1,002,764
	Food 0.0%‡
	Post Holdings, Inc. (d)(k) 3.75%	1,000	108,589

	Hand & Machine Tools 0.1%
	Stanley Black & Decker, Inc. 4.75%	2,700	341,793

	Insurance 0.1%
	MetLife, Inc. 5.00%	7,725	381,615

	Iron & Steel 0.3%
	ArcelorMittal 6.00%	36,000	754,200

	Oil & Gas 0.2%
	Apache Corp. 6.00%	11,800	525,572
	Sanchez Energy Corp. (d) 4.88%	1,500	79,710
			605,282
	Total Convertible Preferred Stocks (Cost $3,828,623)		3,654,328

		Number of Warrants	Value
	Warrants 0.1%
	Auto Manufacturers 0.1%
	General Motors Co.
	Strike Price $10.00 Expires 7/10/16 (k)	7,425	137,437
	Strike Price $18.33 Expires 10/7/19 (k)	7,425	87,541
	Total Warrants
	(Cost $299,155)		224,978

		Principal Amount	Value
	Short-Term Investment 8.6%
	Repurchase Agreement 8.6%
	State Street Bank and Trust Co. 0.01%, dated 3/28/13 due 4/1/13 Proceeds at Maturity $25,882,687 (Collateralized by a Federal Home Loan Mortgage Corp. security with a rate of 2.00% and a maturity date of 11/2/22, with a Principal Amount of $26,760,000 and a Market Value of $26,400,908)	$25,882,658	25,882,658
	Total Short-Term Investment (Cost $25,882,658)		25,882,658
	Total Investments (Cost $288,136,300) (o)	99.3%	299,115,914
	Other Assets, Less Liabilities	0.7	2,191,097
	Net Assets	100.0%	$301,307,011

		Contracts Long	Unrealized Appreciation (Depreciation) (m)
	Futures Contracts (0.0%) ‡

	United States Treasury Bond June 2013 (30 Year) (n)	115	$224,322
	Total Futures Contracts Long (Settlement Value $16,613,906)		224,322

		Contracts Short

	United States Treasury Note June 2013 (10 Year) (n)	(150)	(184,359)
	United States Treasury Note June 2013 (5 Year) (n)	(390)	(183,788)
	Total Futures Contracts Short (Settlement Value $68,178,985)		(368,147)
	Total Futures Contracts (Settlement Value $51,565,079)		$(143,825)

¤	Among the Portfolio's 10 largest holdings or issuers held, as of March 28, 2013, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	Issue in default.
(b)	Floating rate - Rate shown is the rate in effect as of March 28, 2013.
(c)	Subprime mortgage investment and other asset-backed securities. The total market value of these securities as of March 28, 2013 is $1,930,120, which represents 0.6% of the Portfolio's net assets.
(d)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(e)	Step coupon. Rate shown is the rate in effect as of March 28, 2013.
(f)	Security, or a portion thereof, is maintained in a segregated account at the Portfolio's custodian as collateral for securities sold short.
(g)	Floating Rate Loan - generally pays interest at rates which are periodically re-determined at a margin above the London InterBank Offered Rate or other short-term rates. The rate shown is the rate(s) in effect as of March 28, 2013.
(h)	Collateral strip rate - Bond whose interest is based on the weighted net interest rate of the collateral. Coupon rate adjusts periodically based on a predetermined schedule. Rate shown is the rate in effect as of March 28, 2013.
(i)	Interest on these securities is subject to alternative minimum tax.
(j)	Yankee Bond - Dollar-denominated bond issued in the United States by a foreign bank or corporation.
(k)	Non-income producing security.
(l)	Illiquid security. The total market value of this security as of March 28, 2013 is $61,524, which represents less than one-tenth of a percent of the Portfolio's net assets.
(m)	Represents the difference between the value of the contracts at the time they were opened and the value as of March 28, 2013.
(n)	At March 28, 2013, cash in the amount of $178,250 is on deposit with broker for futures transactions.
(o)	As of March 28, 2013, cost is $288,149,033 for federal income tax purposes and net unrealized appreciation is as follows:

Gross unrealized appreciation	$14,516,773
Gross unrealized depreciation	(3,549,892)
Net unrealized appreciation	$10,966,881

The following abbreviations are used in the above portfolio:
€	-Euro
£	-British Pound Sterling

As of March 28, 2013, the Portfolio held the following foreign currency forward contracts:

Foreign Currency Sale Contracts	Expiration Date	Counterparty	Contract Amount Sold		Contract Amount Purchased		Unrealized Appreciation (Depreciation)

Euro vs. U.S. Dollar	4/11/13	JPMorgan Chase Bank	EUR	5,675,000	USD	7,485,930	USD	211,048
Pound Sterling vs. U.S. Dollar	4/11/13	JPMorgan Chase Bank	GBP	2,031,000		3,096,503		10,636
Net unrealized appreciation (depreciation) on foreign currency forward contracts							USD	221,684

The following is a summary of the fair valuations according to the inputs used as of March 28, 2013, for valuing the Portfolio's assets and liabilities.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$—	$2,981,681	$—	$2,981,681
Convertible Bonds	—	11,742,675	—	11,742,675
Corporate Bonds	—	232,926,678	—	232,926,678
Foreign Bonds	—	4,118,498	—	4,118,498
Loan Assignments & Participations	—	9,675,086	—	9,675,086
Mortgage-Backed Securities	—	219,306	—	219,306
Municipal Bond	—	319,987	—	319,987
U.S. Government & Federal Agencies	—	4,969,362	—	4,969,362
Yankee Bond	—	1,003,269	—	1,003,269
Total Long-Term Bonds	—	267,956,542	—	267,956,542
Common Stocks	1,397,408	—	—	1,397,408
Convertible Preferred Stocks	3,654,328	—	—	3,654,328
Warrants	224,978	—	—	224,978
Short-Term Investment
Repurchase Agreement	—	25,882,658	—	25,882,658
Total Investments in Securities	5,276,714	293,839,200	—	299,115,914
Other Financial Instruments
Foreign Currency Forward Contracts (b)	—	221,684	—	221,684
Futures Contracts Long (b)	224,322	—	—	224,322
Total Investments in Securities and Other Financial Instruments	$5,501,036	$294,060,884	$—	$299,561,920

Liability Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments
Futures Contracts Short (b)	$(368,147)	$—	$—	$(368,147)
Total Other Financial Instruments	$(368,147)	$—	$—	$(368,147)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

As of December 31, 2012 and March 28, 2013 foreign equity securities were not fair valued, as a result there were no transfers between Level 1 and Level 2 fair value measurements.

As of March 28, 2013, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

MainStay VP Floating Rate Portfolio

Portfolio of Investments  March 28, 2013 (Unaudited)

		Principal Amount	Value
	Long-Term Bonds 97.2%†
	Corporate Bonds 11.8%
	Aerospace & Defense 1.1%
	Bombardier, Inc. 7.50%, due 3/15/18 (a)	$1,600,000	$1,826,000
	Oshkosh Corp. 8.25%, due 3/1/17	1,600,000	1,742,000
	Silver II Borrower / Silver II U.S. Holdings LLC 7.75%, due 12/15/20 (a)	400,000	426,000
	Spirit Aerosystems, Inc. 7.50%, due 10/1/17	435,000	462,188
¤	TransDigm, Inc.
	5.50%, due 10/15/20 (a)	1,400,000	1,459,500
	7.75%, due 12/15/18	2,500,000	2,743,750
			8,659,438
	Automobile 0.1%
	Dana Holding Corp. 6.50%, due 2/15/19	400,000	429,000

	Beverage, Food & Tobacco 0.3%
	Constellation Brands, Inc. 6.00%, due 5/1/22	1,200,000	1,311,000
	Dole Food Co., Inc. 8.00%, due 10/1/16 (a)	750,000	780,000
			2,091,000
	Broadcasting & Entertainment 1.7%
	Cinemark USA, Inc. 5.125%, due 12/15/22 (a)	800,000	804,000
	CSC Holdings LLC 8.625%, due 2/15/19	700,000	840,000
	Isle of Capri Casinos 5.875%, due 3/15/21 (a)	3,200,000	3,200,000
	National CineMedia LLC 6.00%, due 4/15/22	2,785,000	2,986,912
	Scientific Games International, Inc. 6.25%, due 9/1/20	2,000,000	2,035,000
	Sinclair Television Group, Inc. 8.375%, due 10/15/18	3,000,000	3,345,000
			13,210,912
	Buildings & Real Estate 0.4%
	Building Materials Corp. of America
	6.75%, due 5/1/21 (a)	850,000	928,625
	6.875%, due 8/15/18 (a)	1,200,000	1,287,000
	CBRE Services, Inc. 6.625%, due 10/15/20	900,000	976,500
			3,192,125
	Chemicals, Plastics & Rubber 1.1%
	Ashland, Inc. 3.875%, due 4/15/18 (a)	2,000,000	2,025,000
	Hexion U.S. Finance Corp. / Hexion Nova Scotia Finance ULC 8.875%, due 2/1/18	2,500,000	2,587,500
	Huntsman International LLC 4.875%, due 11/15/20 (a)	1,200,000	1,209,000
	Ineos Finance PLC 8.375%, due 2/15/19 (a)	1,000,000	1,106,250
	Kraton Polymers LLC / Kraton Polymers Capital Corp. 6.75%, due 3/1/19	150,000	156,000
	Nexeo Solutions LLC / Nexeo Solutions Finance Corp. 8.375%, due 3/1/18	1,500,000	1,462,500
			8,546,250
	Commercial Services 0.1%
	United Rentals North America, Inc. 5.75%, due 7/15/18	800,000	867,000

	Containers, Packaging & Glass 0.9%
	Ardagh Packaging Finance PLC / Ardagh MP Holdings USA, Inc.
	4.875%, due 11/15/22 (a)	270,000	266,625
	7.00%, due 11/15/20 (a)	1,930,000	1,983,075
	Ball Corp. 5.00%, due 3/15/22	1,250,000	1,300,000
	Crown Americas LLC / Crown Americas Capital Corp. III 6.25%, due 2/1/21	1,500,000	1,638,750
	Greif, Inc. 7.75%, due 8/1/19	650,000	757,250
	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group 9.875%, due 8/15/19	800,000	877,000
			6,822,700
	Diversified Natural Resources, Precious Metals & Minerals 0.2%
	Boise Paper Holdings LLC / Boise Co-Issuer Co. 8.00%, due 4/1/20	700,000	778,750
	Boise Paper Holdings LLC / Boise Finance Co. 9.00%, due 11/1/17	1,000,000	1,077,500
			1,856,250
	Finance 0.3%
	Nationstar Mortgage LLC / Nationstar Capital Corp. 6.50%, due 7/1/21 (a)	2,000,000	2,085,000

	Forest Products & Paper 0.2%
	Sappi Papier Holding GmbH 6.625%, due 4/15/21 (a)	1,500,000	1,548,750

	Healthcare, Education & Childcare 0.3%
	Grifols, Inc. 8.25%, due 2/1/18	692,000	761,200
	IMS Health, Inc. 6.00%, due 11/1/20 (a)	1,500,000	1,563,750
			2,324,950
	Home Furnishings 0.1%
	Tempur-Pedic International, Inc. 6.875%, due 12/15/20 (a)	500,000	533,750

	Hotels, Motels, Inns & Gaming 0.2%
	Ameristar Casinos, Inc. 7.50%, due 4/15/21	1,200,000	1,315,500

	Machinery 0.6%
	SPX Corp. 6.875%, due 9/1/17	2,750,000	3,059,375
	Trinseo Materials Operating SCA / Trinseo Materials Finance, Inc. 8.75%, due 2/1/19 (a)	1,800,000	1,782,000
			4,841,375
	Mining, Steel, Iron & Non-Precious Metals 0.8%
	CONSOL Energy, Inc. 8.00%, due 4/1/17	3,000,000	3,240,000
	FMG Resources August 2006 Pty, Ltd.
	6.00%, due 4/1/17 (a)	1,000,000	1,027,500
	6.375%, due 2/1/16 (a)	1,500,000	1,546,875
			5,814,375
	Oil & Gas 1.7%
	Basic Energy Services, Inc. 7.75%, due 10/15/22	1,665,000	1,714,950
	Chesapeake Energy Corp. 6.125%, due 2/15/21	3,083,000	3,279,541
	Energy Transfer Equity, L.P. 7.50%, due 10/15/20	788,000	908,170
	Exterran Partners, L.P. / Exlp Finance Corp. 6.00%, due 4/1/21 (a)	1,350,000	1,344,938
	Forest Oil Corp. 7.25%, due 6/15/19	3,000,000	3,000,000
	Inergy Midstream, L.P. / NRGM Finance Corp. 6.00%, due 12/15/20 (a)	1,200,000	1,248,000
	Oil States International, Inc. 5.125%, due 1/15/23 (a)	1,600,000	1,600,000
			13,095,599
	Pipelines 0.1%
	Genesis Energy, L.P. / Genesis Energy Finance Corp. 5.75%, due 2/15/21 (a)	400,000	413,000

	Software 0.4%
	First Data Corp. 6.75%, due 11/1/20 (a)	2,610,000	2,720,925

	Telecommunications 1.2%
	Crown Castle International Corp. 5.25%, due 1/15/23	2,000,000	2,035,000
	GCI, Inc. 6.75%, due 6/1/21	1,750,000	1,640,625
	Intelsat Luxembourg S.A. 7.75%, due 6/1/21 (a)	800,000	814,000
¤	MetroPCS Wireless, Inc.
	6.25%, due 4/1/21 (a)	1,900,000	1,933,250
	6.625%, due 11/15/20	3,000,000	3,135,000
			9,557,875
	Total Corporate Bonds (Cost $85,688,761)		89,925,774

	Floating Rate Loans 81.9% (b)
	Aerospace & Defense 2.9%
	Aeroflex, Inc. Term Loan B 5.75%, due 5/9/18	2,952,740	3,000,722
	Booz Allen Hamilton, Inc. New Term Loan B 4.50%, due 7/31/19	5,472,500	5,540,906
	Digitalglobe, Inc. New Term Loan B 3.75%, due 1/31/20	800,000	808,250
	SI Organization, Inc. (The) New Term Loan B 4.50%, due 11/22/16	2,785,875	2,764,981
	Six3 Systems, Inc. Term Loan B 7.00%, due 10/4/19 (c)	2,394,000	2,399,985
	Spirit Aerosystems, Inc. Term Loan B 3.75%, due 4/18/19	3,267,000	3,291,503
¤	TransDigm, Inc. Term Loan C 3.75%, due 2/28/20	4,361,510	4,415,122
			22,221,469
	Automobile 4.7%
	Allison Transmission, Inc. Term Loan B2 3.21%, due 8/7/17	5,024,764	5,037,325
	Capital Automotive, L.P. New Term Loan B 5.25%, due 3/10/17	5,580,843	5,600,030
	Chrysler Group LLC Term Loan B 6.00%, due 5/24/17	3,915,075	3,988,483
	Federal-Mogul Corp.
	Term Loan B 2.138%, due 12/29/14	2,243,178	2,094,256
	Term Loan C 2.138%, due 12/28/15	1,627,897	1,519,822
	Goodyear Tire & Rubber Co. (The) New 2nd Lien Term Loan 4.75%, due 4/30/19	6,150,000	6,208,886
	HHI Holdings LLC Additional Term Loan 5.00%, due 10/5/18	2,394,740	2,427,668
	KAR Auction Services, Inc. Term Loan B 3.75%, due 5/19/17	3,732,616	3,767,609
	Metaldyne Co. LLC REFI Term Loan B 5.00%, due 12/18/18	2,244,375	2,278,041
	Tomkins LLC Term Loan B2 3.75%, due 9/29/16	3,050,773	3,082,553
			36,004,673
	Beverage, Food & Tobacco 2.5%
	American Seafoods Group LLC New Term Loan B 4.25%, due 3/16/18 (c)	1,427,960	1,399,400
	Del Monte Foods Co. Term Loan 4.00%, due 3/8/18	6,151,432	6,198,847
	Dole Food Co., Inc. Term Loan B2 6.00%, due 7/6/18	2,448,864	2,453,838
	Michael Foods Group, Inc. Term Loan 4.25%, due 2/23/18	5,717,548	5,799,737
	Pinnacle Foods Finance LLC
	Term Loan E 4.75%, due 10/17/18	2,050,794	2,067,640
	Term Loan F 4.75%, due 10/17/18	843,625	851,158
			18,770,620
	Broadcasting & Entertainment 4.8%
	BBHI Acquisition LLC Term Loan B 4.50%, due 12/14/17	3,726,993	3,742,833
	Cequel Communications LLC Term Loan B 4.00%, due 2/14/19	3,168,000	3,193,246
	Charter Communications Operating LLC Extended TL C 3.46%, due 9/6/16	66,229	66,440
	CSC Holdings, Inc. Incremental B-2 Term Loan 1.954%, due 3/29/16	1,430,376	1,434,341
	Cumulus Media Holdings, Inc. 1st Lien Term Loan 4.50%, due 9/17/18	3,456,577	3,495,463
	Foxco Acquisition Sub LLC New Term Loan B 5.50%, due 7/14/17	3,084,505	3,137,197
	Hubbard Radio LLC Term Loan B 4.50%, due 4/28/17	2,999,558	3,044,551
	Mediacom Broadband LLC Term Loan F 4.50%, due 10/23/17	729,375	734,238
	Univision Communications, Inc. Converted Extended Term Loan 4.75%, due 3/2/20	5,253,565	5,282,460
	Weather Channel REFI Term Loan B 3.50%, due 2/13/17	6,222,624	6,303,002
	WideOpenWest Finance LLC New 1st Lien Term Loan 6.25%, due 7/17/18	5,955,000	6,021,994
			36,455,765
	Buildings & Real Estate 2.7%
	Armstrong World Industries, Inc. New Term Loan B 3.50%, due 3/16/20	3,166,700	3,188,471
	CB Richard Ellis Services, Inc. Term Loan D 5.75%, due 9/4/19	2,053,986	2,055,270
	CPG International, Inc. Term Loan 5.75%, due 9/18/19	4,850,625	4,883,973
	Realogy Corp.
	Letter of Credit 3.228%, due 10/10/13	96,596	96,596
	Extended Term Loan 4.50%, due 3/5/20	5,200,000	5,266,628
	Wilsonart International Holdings LLC Term Loan B 5.50%, due 10/31/19	5,319,967	5,391,456
			20,882,394
	Cargo Transport 0.4%
	Swift Transportation Co. Inc.
	New Term Loan B1 3.105%, due 12/21/16	1,158,095	1,166,781
	New Term Loan B2 4.00%, due 12/21/17	1,950,408	1,976,007
			3,142,788
	Chemicals, Plastics & Rubber 2.0%
	General Chemical Corp. New Term Loan 5.002%, due 10/6/15	3,259,296	3,275,593
	Ineos US Finance LLC 6 Year Term Loan 6.50%, due 5/4/18	2,970,000	3,014,550
	Univar, Inc. Term Loan B 5.00%, due 6/30/17	5,997,370	6,048,773
	US Coatings Acquisition, Inc. Term Loan 4.75%, due 2/3/20	2,833,300	2,869,039
			15,207,955
	Containers, Packaging & Glass 1.5%
	BWAY Corp. Term Loan B 4.50%, due 8/7/17	3,830,400	3,870,301
¤	Reynolds Group Holdings, Inc. New Dollar Term Loan 4.75%, due 9/28/18	7,137,522	7,235,663
			11,105,964
	Diversified/Conglomerate Manufacturing 1.3%
	Colfax Corp. New Term Loan B 3.25%, due 1/11/19	2,992,500	3,007,462
	Sensus USA, Inc.
	1st Lien Term Loan 4.75%, due 5/9/17	1,470,000	1,468,163
	2nd Lien Term Loan 8.50%, due 5/9/18	200,000	201,250
	Terex Corp. REFI Term Loan B 4.50%, due 4/28/17	1,083,555	1,096,016
	Veyance Technologies Inc. 1st Lien Term Loan 5.25%, due 9/8/17	3,878,269	3,889,582
			9,662,473
	Diversified/Conglomerate Service 7.6%
	Acosta, Inc. Term Loan D 5.00%, due 3/2/18	4,655,833	4,705,301
	Advantage Sales & Marketing, Inc.
	New 1st Lien Term Loan 4.25%, due 12/18/17	3,439,986	3,484,420
	New 2nd Lien Term Loan 8.25%, due 6/17/18	857,143	870,000
	Brickman Group Holdings, Inc. New Term Loan B 5.50%, due 10/14/16	3,191,903	3,247,761
	Brock Holdings III, Inc.
	New Term Loan B 6.011%, due 3/16/17	1,402,353	1,418,129
	New 2nd Lien Term Loan 10.00%, due 3/16/18	750,000	756,563
	CCC Information Services, Inc. Term Loan 5.25%, due 12/20/19	1,047,375	1,063,086
	CompuCom Systems, Inc. New Term Loan 6.50%, due 10/4/18	2,394,000	2,417,940
	Crossmark Holdings, Inc.
	New Term Loan 4.50%, due 12/20/19	2,000,000	2,000,626
	2nd Lien Term Loan 8.75%, due 12/21/20	1,200,000	1,201,500
	Dealer Computer Services, Inc. New Term Loan B 3.75%, due 4/20/18	2,124,107	2,135,365
	Emdeon, Inc. Term Loan B1 5.00%, due 11/2/18	2,275,020	2,302,985
	First Data Corp.
	Extended 2017 US Term Loan 5.204%, due 3/24/17	4,003,173	4,025,066
	2018 Add-on Term Loan 5.204%, due 9/24/18	2,400,000	2,416,001
	Genesys Telecom Holdings U.S., Inc. Senior Debt B 4.00%, due 2/8/20	2,333,360	2,342,110
	Sabre, Inc. Term Loan B 5.25%, due 2/19/19	1,995,000	2,019,419
	ServiceMaster Co. Extended Term Loan 4.46%, due 1/31/17	4,346,730	4,383,407
	Sophia, L. P. New Term Loan B 4.50%, due 7/19/18	1,160,185	1,176,501
	SunGard Data Systems, Inc.
	Term Loan C 3.955%, due 2/28/17	1,835,571	1,842,440
	Term Loan E 4.00%, due 3/8/20	2,800,000	2,829,750
¤	Travelport LLC
	Extended Dollar Term Loan 5.056%, due 8/21/15	4,373,047	4,348,448
	Extended Delayed Draw Term Loan 5.056%, due 8/21/15	2,770,478	2,754,894
	Verint Systems Inc. New Term Loan B 4.00%, due 9/6/19	4,070,147	4,095,585
			57,837,297
	Ecological 1.2%
	ADS Waste Holdings Inc. New Term Loan B 4.25%, due 10/9/19	6,483,750	6,548,587
	Synagro Technologies, Inc. Term Loan B 2.28%, due 4/2/14	847,955	809,797
	WCA Waste Systems, Inc. Term Loan B 5.50%, due 3/22/18	1,980,000	1,992,375
			9,350,759
	Electronics 2.7%
	Blue Coat Systems, Inc. Term Loan 5.75%, due 2/15/18	2,987,494	3,021,103
	Eagle Parent, Inc. New Term Loan 4.50%, due 5/16/18	4,932,549	4,983,932
	EIG Investors Corp. New 1st Lien Term Loan 6.25%, due 11/8/19	3,491,250	3,508,706
	Rovi Solutions Corp. Term Loan B2 4.00%, due 3/29/19	4,532,160	4,520,829
	Sensata Technologies Finance Co. LLC Term Loan 3.75%, due 5/11/18	4,759,854	4,805,753
			20,840,323
	Finance 2.7%
	Avis Budget Car Rental LLC New Term Loan 3.75%, due 3/15/19	4,510,776	4,557,765
	Brand Energy & Infrastructure Services, Inc.
	USD Term Loan B1 6.25%, due 10/23/18	1,932,250	1,934,665
	Term Loan 1 Canadian 6.25%, due 10/23/18	463,740	464,320
¤	Hertz Corp. (The)
	New Synthetic LC 3.75%, due 3/9/18	2,750,000	2,708,750
	Term Loan B 3.75%, due 3/9/18	5,176,561	5,204,064
	Ocwen Financial Corp. Term Loan 5.00%, due 2/15/18	2,400,000	2,436,000
	Safe Guard Products International LLC Term Loan 7.25%, due 12/21/18	2,892,750	2,892,750
			20,198,314
	Grocery 0.4%
	Roundy's Supermarkets, Inc. Term Loan B 5.75%, due 2/13/19	2,967,687	2,954,703

	Healthcare, Education & Childcare 11.0%
¤	Bausch & Lomb, Inc. Term Loan B 5.25%, due 5/17/19	9,031,750	9,104,266
	Biomet, Inc. Extended Term Loan B 4.014%, due 7/25/17	4,952,661	4,998,290
	Community Health Systems, Inc. Extended Term Loan 3.787%, due 1/25/17	5,005,724	5,052,653
¤	DaVita, Inc. New Term Loan B 4.50%, due 10/20/16	7,331,250	7,399,064
	Emergency Medical Services Corp. Term Loan 4.00%, due 5/25/18	3,941,465	3,980,879
	Gentiva Health Services, Inc. New Term Loan B 6.25%, due 8/17/16	1,391,368	1,398,905
	Grifols, Inc. New Term Loan B 4.25%, due 6/1/17	5,930,484	5,984,493
	HCA, Inc. Extended Term Loan B3 3.454%, due 5/1/18	2,872,019	2,894,731
	Hologic, Inc. Term Loan B 4.50%, due 8/1/19	4,641,675	4,701,632
	Iasis Healthcare LLC Term Loan B2 4.50%, due 5/3/18	2,352,105	2,381,506
	IMS Health, Inc. Term Loan B1 3.75%, due 9/1/17	1,581,557	1,597,372
	Kinetic Concepts, Inc. Term Loan C1 5.50%, due 5/4/18	3,456,316	3,514,641
	Par Pharmaceutical Companies, Inc REFI Term Loan B 4.25%, due 9/30/19	2,238,764	2,261,134
	Pharmaceutical Product Development, Inc. New Term Loan B 4.25%, due 12/5/18	3,952,575	3,997,864
	Quintiles Transnational Corp. New Term Loan B 4.50%, due 6/8/18	5,053,285	5,114,344
	RPI Finance Trust New Term Loan Tranche 2 3.50%, due 5/9/18	5,390,050	5,434,966
	Rural / Metro Corp. Term Loan 5.75%, due 6/29/18	2,358,000	2,369,200
	Select Medical Corp.
	New Term Loan B 5.50%, due 6/1/18	1,965,000	1,977,871
	Incremental Term Loan B 5.501%, due 6/1/18	1,488,750	1,492,472
	Universal Health Services, Inc. New Term Loan B 3.75%, due 11/15/16	2,322,230	2,339,164
	Vanguard Health Holding Co. II LLC Term Loan B 3.75%, due 1/29/16	3,404,944	3,443,250
	Warner Chilcott Co. LLC New Term Loan B2 4.25%, due 3/15/18	416,598	421,806
	Warner Chilcott Corp.
	Incremental Term Loan B1 4.25%, due 3/15/18	511,778	518,175
	New Term Loan B1 4.25%, due 3/15/18	1,175,671	1,190,366
			83,569,044
	Home and Office Furnishings, Housewares & Durable Consumer Products 0.4%
	Tempur-Pedic International Inc. New Term Loan B 5.00%, due 12/12/19	2,992,500	3,030,975

	Hotels, Motels, Inns & Gaming 2.7%
	Ameristar Casinos, Inc. Term Loan B 4.00%, due 4/16/18	2,751,406	2,769,892
	Caesars Entertainment Operating Co.
	Extended Term Loan B5 4.45%, due 1/26/18	3,200,000	2,922,400
	Extended Term Loan B6 5.45%, due 1/26/18	1,200,000	1,110,900
	MGM Resorts International Term Loan B 4.25%, due 12/20/19	3,990,000	4,051,989
	Penn National Gaming, Inc. New Term Loan B 3.75%, due 7/16/18	3,053,254	3,076,129
	Station Casinos, Inc. New Term Loan B 5.00%, due 3/1/20	6,300,000	6,365,627
			20,296,937
	Insurance 1.8%
	Asurion LLC New Term Loan B1 4.50%, due 5/24/19	5,872,153	5,913,745
	Hub International, Ltd.
	2017 Extended Term Loan 4.704%, due 6/13/17	1,580,004	1,591,064
	Extended Incremental Term Loan 6.75%, due 12/13/17	972,544	980,533
	Multiplan, Inc. New Term Loan B 4.00%, due 8/25/17	5,287,164	5,340,035
			13,825,377
	Leisure, Amusement, Motion Pictures & Entertainment 1.7%
	AMC Entertainment, Inc.
	Extended Term Loan B2 4.25%, due 12/15/16	986,702	993,363
	Term Loan B3 4.75%, due 2/22/18	3,085,938	3,104,422
	Cedar Fair, L.P. New Term Loan B 3.25%, due 3/6/20	1,000,000	1,011,563
	Cinemark USA, Inc. New Term Loan 3.21%, due 12/18/19	1,450,784	1,461,665
	SeaWorld Parks & Entertainment, Inc. Term Loan B 4.00%, due 8/17/17	6,042,384	6,082,306
			12,653,319
	Machinery (Non-Agriculture, Non-Construct & Non-Electronic) 2.8%
	Alliance Laundry Systems LLC
	REFI Term Loan 4.50%, due 12/7/18	696,456	699,938
	2nd Lien Term Loan 9.50%, due 12/10/19	920,455	941,165
	Apex Tool Group, LLC Term Loan B 4.50%, due 1/28/20	2,600,000	2,634,822
	CPM Acquisition Corp.
	1st Lien Term Loan 6.25%, due 8/29/17	2,089,500	2,099,947
	2nd Lien Term Loan 10.25%, due 2/28/18	1,093,700	1,099,169
	Generac Power Systems, Inc. New Term Loan B 6.25%, due 5/30/18	3,382,785	3,458,897
	Manitowoc Co., Inc. (The) New Term Loan B 4.25%, due 11/13/17	256,273	258,836
	Rexnord Corp. REFI Term Loan B 4.50%, due 4/2/18	5,149,317	5,193,256
	Silver II US Holdings, LLC Term Loan 4.00%, due 9/13/19	5,286,750	5,315,071
			21,701,101
	Mining, Steel, Iron & Non-Precious Metals 2.8%
	Arch Coal, Inc. Term Loan B 5.75%, due 5/16/18	3,970,008	4,029,558
	Boomerang Tube LLC Term Loan 11.00%, due 10/11/17 (c)	3,900,000	3,939,000
¤	FMG America Finance, Inc. Term Loan 5.25%, due 10/18/17	6,957,339	7,031,879
	JMC Steel Group, Inc. Term Loan 4.75%, due 4/3/17	1,592,531	1,605,430
	McJunkin Red Man Corp. New Term Loan B 6.25%, due 11/8/19 (c)	1,592,000	1,603,940
	SunCoke Energy, Inc. Term Loan B 4.00%, due 7/26/18	121,336	121,336
	Walter Energy, Inc. Term Loan B 5.75%, due 4/2/18	2,996,448	3,006,186
			21,337,329
	Oil & Gas 2.3%
	Chesapeake Energy Corp. New Unsecured Term Loan 5.75%, due 12/1/17	2,733,300	2,814,810
	Energy Transfer Equity, L.P. New Term Loan B 3.75%, due 3/24/17	5,500,000	5,519,096
	EP Energy LLC Incremental Term Loan 4.50%, due 4/26/19	2,500,000	2,529,375
	Frac Tech International LLC Term Loan B 8.50%, due 5/6/16	3,573,544	3,387,423
	Samson Investment Co. 2nd Lien Term Loan 6.00%, due 9/25/18	3,500,000	3,541,125
			17,791,829
	Personal & Nondurable Consumer Products (Manufacturing Only) 2.5%
	ACCO Brands Corp. New Term Loan B 4.25%, due 4/30/19	2,929,194	2,965,809
	Prestige Brands, Inc. New Term Loan 3.75%, due 1/31/19	2,022,727	2,050,540
	Serta Simmons Holdings LLC Term Loan 5.003%, due 10/1/19	4,500,000	4,556,250
	SRAM LLC
	New Term Loan B 4.75%, due 6/7/18	1,535,021	1,535,021
	2nd Lien Term Loan 8.50%, due 12/7/18	600,000	609,000
	Sun Products Corp. (the) New Term Loan 5.50%, due 3/23/20	3,500,000	3,528,438
	Visant Holding Corp. Term Loan B 5.25%, due 12/22/16	4,121,976	3,991,445
			19,236,503
	Personal Transportation 0.1%
	Orbitz Worldwide, Inc.
	Term Loan B 7.25%, due 9/25/17	500,000	504,584
	Term Loan C 8.00%, due 3/25/19	500,000	504,791
			1,009,375
	Personal, Food & Miscellaneous Services 0.5%
	Aramark Corp.
	New Extended LC-3 Facility 3.40%, due 7/26/16	104,933	105,483
	Extended Term Loan C 3.756%, due 7/26/16	1,334,749	1,341,743
	Term Loan D 4.00%, due 9/9/19	2,700,000	2,725,534
			4,172,760
	Printing & Publishing 1.6%
	Dex Media East LLC New Term Loan 2.746%, due 10/24/14	379,616	270,476
	Getty Images, Inc. Term Loan B 4.75%, due 10/18/19	5,985,000	6,070,502
	Lamar Media Corp. Term Loan B 4.00%, due 12/30/16	150,328	151,080
	McGraw-Hill Global Education Holdings, LLC Term Loan 9.00%, due 3/22/19	2,400,000	2,322,000
	MediaNews Group New Term Loan 8.50%, due 3/19/14	23,843	24,021
	Penton Media, Inc. New Term Loan B 6.00%, due 8/1/14 (c)(d)	772,865	743,239
	R.H. Donnelley, Inc. New Term Loan 9.00%, due 10/24/14	425,922	299,610
	SNL Financial LC New Term Loan B 5.50%, due 10/23/18	1,995,000	2,003,728
			11,884,656
	Retail Store 6.2%
	BJ's Wholesale Club, Inc. New 1st Lien Term Loan 4.25%, due 9/26/19	5,891,250	5,940,342
	Collective Brands Finance, Inc. Term Loan 7.25%, due 10/9/19 (c)	1,795,500	1,822,432
	Harbor Freight Tools USA, Inc. Term Loan B 5.50%, due 11/14/17	2,985,000	3,017,835
	Leslie's Poolmart, Inc. New Term Loan B 5.23%, due 10/16/19 (e)	4,408,612	4,469,230
¤	Michaels Stores, Inc. New Term Loan 3.75%, due 1/28/20	7,446,900	7,516,655
	NBTY, Inc. Term Loan B2 3.50%, due 10/1/17	1,293,222	1,307,771
	Neiman Marcus Group, Inc. (The) Extended Term Loan 4.00%, due 5/16/18	5,833,891	5,884,938
	Party City Holdings Inc. REFI Term Loan B 4.25%, due 7/29/19	4,328,277	4,356,684
	Petco Animal Supplies, Inc. New Term Loan 4.00%, due 11/24/17	4,027,074	4,070,941
	Pilot Travel Centers LLC
	REFI Term Loan B 3.75%, due 3/30/18	4,174,824	4,211,312
	Term Loan B2 4.25%, due 8/7/19	1,194,000	1,205,567
	Yankee Candle Co., Inc. (The) New Term Loan B 5.25%, due 4/2/19	3,741,548	3,770,781
			47,574,488
	Telecommunications 3.6%
	Alcatel-Lucent USA Inc. USD Term Loan C 7.25%, due 1/30/19	4,156,283	4,217,763
	Crown Castle International Corp. Term Loan B 4.00%, due 1/31/19	4,031,475	4,075,821
	Level 3 Financing, Inc.
	2016 Term Loan B 4.75%, due 2/1/16	1,791,000	1,809,806
	2019 Term Loan B 5.25%, due 8/1/19	3,200,000	3,233,600
¤	MetroPCS Wireless, Inc.
	Incremental Term Loan B3 4.00%, due 3/16/18	1,829,868	1,832,918
	Tranche B2 4.071%, due 11/3/16	1,602,919	1,606,354
	Syniverse Holdings, Inc. New Term Loan 5.00%, due 4/23/19	3,946,180	3,965,911
	Telesat LLC Term Loan B 5.50%, due 3/28/19	6,848,250	6,891,052
			27,633,225
	Utilities 4.5%
	AES Corp. REFI Term Loan B1 3.75%, due 6/1/18	4,639,437	4,700,329
¤	Calpine Corp.
	New Term Loan 4.00%, due 4/2/18	4,954,558	5,016,490
	Term Loan B2 4.00%, due 4/2/18	2,952,437	2,989,343
	Covanta Energy Corp. New Term Loan 4.00%, due 3/28/19	1,485,000	1,497,066
	Equipower Resources Holdings LLC
	REFI Term Loan B 5.50%, due 12/21/18	3,184,086	3,227,867
	2nd Lien Term Loan 10.00%, due 6/21/19	600,000	615,000
	Essential Power LLC Term Loan B 5.50%, due 8/8/19	2,303,044	2,337,590
	LSP Madison Funding LLC Term Loan 5.50%, due 6/28/19	3,956,349	4,002,508
	NRG Energy, Inc. New Term Loan B 3.25%, due 7/2/18	6,190,762	6,268,147
	Texas Competitive Electric Holdings Co. LLC Extended Term Loan 4.733%, due 10/10/17	1,292,822	916,611
	Topaz Power Holdings, LLC Term Loan 5.25%, due 2/26/20	2,394,000	2,429,910
	TPF Generation Holdings LLC
	Synthetic Letter of Credit 2.184%, due 12/13/13	7,583	7,555
	2nd Lien Term Loan C 4.454%, due 12/15/14	409,014	407,820
			34,416,236
	Total Floating Rate Loans (Cost $616,689,783)		624,768,651

	Foreign Floating Rate Loans 3.5% (b)
	Beverage, Food & Tobacco 0.6%
	Solvest, Ltd. Term Loan C2 6.00%, due 7/6/18	4,382,184	4,391,085

	Broadcasting & Entertainment 0.6%
	UPC Financing Partnership
	Term Loan T 3.704%, due 12/30/16	1,020,716	1,028,372
	Term Loan X 3.704%, due 12/29/17	1,896,576	1,907,837
	Term Loan AF 4.00%, due 1/29/21	2,000,000	2,025,000
			4,961,209
	Electronics 0.2%
	AVG Technologies N.V. Term Loan 8.25%, due 3/15/16	1,324,371	1,327,681

	Healthcare, Education & Childcare 0.1%
	WC Luxco S.A.R.L. New Term Loan B3 4.25%, due 3/15/18	926,442	938,023

	Leisure, Amusement, Motion Pictures & Entertainment 0.5%
	Bombardier Recreational Products, Inc. New Term Loan B 5.00%, due 1/30/19	3,666,300	3,699,909
	Yell Group PLC New Term Loan B1 (TBD), due 7/31/14 (f)	1,894,129	339,252
			4,039,161
	Mining, Steel, Iron & Non-Precious Metals 0.6%
	Novelis, Inc. New Term Loan 3.75%, due 3/10/17	4,402,455	4,458,863

	Telecommunications 0.9%
	Intelsat Jackson Holdings, Ltd. Term Loan B1 4.50%, due 4/2/18	6,698,213	6,798,686

	Total Foreign Floating Rate Loans (Cost $28,187,093)		26,914,708
	Total Long-Term Bonds (Cost $730,565,637)		741,609,133

	Short-Term Investments 3.3%
	Other Commercial Paper 0.7%
	John Deere Bank S.A. 0.142%, due 5/7/13 (a)(g)	5,571,000	5,570,220
	Total Other Commercial Paper (Cost $5,570,220)		5,570,220

	Repurchase Agreement 0.6%
	State Street Bank and Trust Co. 0.01%, dated 3/28/13 due 4/1/13 Proceeds at Maturity $4,256,417 (Collateralized by a United States Treasury Note with a rate of 1.75% and a maturity date of 3/31/14, with a Principal Amount of $4,240,000 and a Market Value of $4,343,070)	4,256,413	4,256,413
	Total Repurchase Agreement (Cost $4,256,413)		4,256,413

	U.S. Government & Federal Agencies 2.0%
	United States Treasury Bills
	0.061%, due 4/4/13 (g)	4,466,000	4,465,978
	0.062%, due 4/25/13 (g)	350,000	349,986
	0.071%, due 4/18/13 (g)	625,000	624,979
	0.077%, due 4/11/13 (g)	7,041,000	7,040,851
	0.084%, due 4/18/13 (g)	1,002,000	1,001,961
	0.086%, due 4/11/13 (g)	1,025,000	1,024,976
	0.088%, due 4/4/13 (g)	609,000	608,995
	Total U.S. Government & Federal Agencies (Cost $15,117,726)		15,117,726
	Total Short-Term Investments (Cost $24,944,359)		24,944,359
	Total Investments (Cost $755,509,996) (h)	100.5%	766,553,492
	Other Assets, Less Liabilities	(0.5)	(3,447,639)
	Net Assets	100.0%	$763,105,853

¤	Among the Portfolio's 10 largest issuers held, as of March 28, 2013, excluding short-term investments. May be subject to change daily.
†	Percentages indicated are based on Portfolio net assets.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Floating Rate Loan - generally pays interest at rates which are periodically re-determined at a margin above the London InterBank Offered Rate or other short-term rates. The rate shown is the rate(s) in effect as of March 28, 2013.
(c)	Illiquid security. The total market value of these securities as of March 28, 2013 is $11,907,996, which represents 1.6% of the Portfolio's net assets.
(d)	PIK ("Payment in Kind") - interest or dividend payment is made with additional securities.
(e)	This security has additional commitments and contingencies. Principal amount and value exclude unfunded commitment.
(f)	This Floating Rate Loan will settle after March 28, 2013, at which time the interest rate will be determined.
(g)	Interest rate presented is yield to maturity.
(h)	As of March 28, 2013, cost is $755,305,616 for federal income tax purposes and net unrealized appreciation is as follows:

Gross unrealized appreciation	$13,800,829
Gross unrealized depreciation	(2,552,953)
Net unrealized appreciation	$11,247,876

-The following abbreviation is used in the above portfolio:
TBD	-To be determined

The following is a summary of the fair valuations according to the inputs used as of March 28, 2013, for valuing the Portfolio's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Long-Term Bonds
Corporate Bonds	$—	$89,925,774	$—	$89,925,774
Floating Rate Loans (b)	—	595,847,320	28,921,331	624,768,651
Foreign Floating Rate Loans	—	26,914,708	—	26,914,708
Short-Term Investments
Other Commercial Paper	—	5,570,220	—	5,570,220
Repurchase Agreement	—	4,256,413	—	4,256,413
U.S. Government & Federal Agencies	—	15,117,726	—	15,117,726
Total Short-Term Investments	—	24,944,359	—	24,944,359
Total Investments in Securities	$—	$737,632,161	$28,921,331	$766,553,492

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	Includes $28,921,331 of Level 3 securities which represent floating rate loans whose value was obtained from pricing agent which utilized a single broker quote to determine such value as referenced in the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

For the period ended March 28, 2013, the Portfolio did not have any transfers between Level 1 and Level 2 fair value measurements.

As of March 28, 2013, securities with a total value of $1,409,866 transferred from Level 2 to Level 3. The transfer occurred as a result of the value for certain floating rate loans obtained from the independent pricing service which were derived based on single broker quote. (See Note 2)

As of March 28, 2013, securities with a total value of $3,470,830 transferred from Level 3 to Level 2. The transfer occurred as a result of the value for certain floating rate loans obtained from an independent pricing service utilizing the average of multiple bid quotations as of March 28, 2013. The fair value obtained for these loans from an independent pricing service as of December 31, 2012 utilized a single broker quote with significant unobservable inputs.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of December 31, 2012	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales (a)	Transfers in to Level 3	Transfers out of Level 3	Balance as of March 28, 2013	Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of March 28, 2013
Long-Term Bonds
Floating Rate Loans
Aerospace & Defense	$2,391,000	$848	$56	$14,081	$-	$(6,000)	$-	$-	$2,399,985	$14,114
Automobile	-	191	1,021	99,866	4,715,516	(110,885)	-	-	4,705,709	49,285
Beverage, Food & Tobacco	-	418	20	(7,528)	-	(3,376)	1,409,866	-	1,399,400	(7,557)
Broadcasting & Entertainment	3,978,330	74	3,763	(11,337)	-	(500,000)	-	(3,470,830)	-	449,925
Chemicals, Plastics & Rubber	947,455	105	2,872	31,386	-	(981,818)	-	-	-
Diversified/Conglomerate Service	3,231,802	(176)	-	38,081	848,054	-	-	-	4,117,761	38,081
Electronics	3,500,000	1,245	84	16,127	-	(8,750)	-	-	3,508,706	16,127
Finance	-	2,427	348	92,547	2,804,678	(7,250)	-	-	2,892,750	92,547
Healthcare, Education & Childcare	1,499,962	1,912	101	(5,753)	-	(3,750)	-	-	1,492,472	(5,635)
Machinery (Non-Agriculture, Non-Construct & Non-Electronic)	2,944,278	1,490	2,013	581	-	(208,090)	-	-	2,740,272	21,534
Mining, Steel, Iron & Non-Precious Metals	5,879,766	6,505	2,485	102,185	-	(326,665)	-	-	5,664,276	103,238
Common Stock
Leisure, Amusement, Motion Pictures & Entertainment	394,896	-	158,702	(134,952)	-	(418,646)	-	-	-	-
Total	$24,767,489	$15,039	$171,465	$235,284	$8,368,248	$(2,575,230)	$1,409,866	$(3,470,830)	$28,921,331	$771,659

(a) Sales include principal reduction.

MainStay VP Government Portfolio

Portfolio of Investments March 28, 2013 (Unaudited)

		Principal Amount	Value
	Long-Term Bonds 98.0%†
	Asset-Backed Securities 0.7%
	Utilities 0.7%
	Atlantic City Electric Transition Funding LLC Series 2002-1, Class A4 5.55%, due 10/20/23	$1,995,000	$2,403,197
	Massachusetts RRB Special Purpose Trust Series 2001-1, Class A 6.53%, due 6/1/15	97,212	98,268
	Total Asset-Backed Securities (Cost $2,129,146)		2,501,465

	Corporate Bonds 5.6%
	Agriculture 0.8%
	Altria Group, Inc.
	2.85%, due 8/9/22	1,170,000	1,150,219
	9.70%, due 11/10/18	1,217,000	1,693,661
			2,843,880
	Auto Manufacturers 0.9%
	DaimlerChrysler North America LLC 6.50%, due 11/15/13	3,235,000	3,354,420

	Banks 0.3%
	KeyCorp 6.50%, due 5/14/13	1,000,000	1,006,874

	Electric 1.0%
	Great Plains Energy, Inc. 2.75%, due 8/15/13	3,710,000	3,732,698

	Pipelines 0.9%
	Plains All American Pipeline, L.P. / PAA Finance Corp. 5.00%, due 2/1/21	2,700,000	3,123,268

	Real Estate Investment Trusts 0.7%
	Host Hotels & Resorts, L.P. 3.75%, due 10/15/23	2,350,000	2,359,189

	Telecommunications 1.0%
	Crown Castle Towers LLC 4.883%, due 8/15/20 (a)	3,100,000	3,568,168

	Total Corporate Bonds (Cost $19,129,080)		19,988,497

	Mortgage-Backed Securities 6.5%
	Commercial Mortgage Loans (Collateralized Mortgage Obligations) 6.0%
	Bear Stearns Commercial Mortgage Securities Series 2005-PW10, Class A4 5.405%, due 12/11/40 (b)	1,550,000	1,706,626
	CD 2006-CD3 Mortgage Trust Series 2006-CD3, Class A5 5.617%, due 10/15/48	802,000	904,366
	CD 2007-CD5 Mortgage Trust Series 2007-CD5, Class A4 5.886%, due 11/15/44 (b)	1,488,094	1,736,148
	CFCRE Commercial Mortgage Trust Series 2011-C1, Class A2 3.759%, due 4/15/44 (a)	2,500,000	2,672,387
	DBUBS Mortgage Trust Series 2011-LC2A, Class A2 3.386%, due 7/10/44 (a)	660,000	706,637
	Four Times Square Trust Series 2006-4TS, Class A 5.401%, due 12/13/28 (a)	530,000	625,114
	GE Capital Commercial Mortgage Corp. Series 2004-C2, Class A4 4.893%, due 3/10/40	1,200,000	1,233,882
	GS Mortgage Securities Corp. II Series 2004-GG2, Class A6 5.396%, due 8/10/38 (c)	2,000,000	2,088,850
	GS Mortgage Securities Trust Series 2011-GC5, Class A2 2.999%, due 8/10/44	800,000	848,464
	JP Morgan Chase Commercial Mortgage Securities Trust
	Series 2011-C4, Class A3 4.106%, due 7/15/46 (a)	1,500,000	1,669,359
	Series 2007-CB20, Class A3 5.819%, due 2/12/51	556,000	577,490
	LB-UBS Commercial Mortgage Trust Series 2004-C1, Class A4 4.568%, due 1/15/31	1,774,177	1,818,817
	Merrill Lynch Mortgage Trust Series 2003-KEY1, Class A4 5.236%, due 11/12/35 (b)	790,194	801,821
	Morgan Stanley Capital I Trust Series 2005-HQ6, Class A4A 4.989%, due 8/13/42	1,330,000	1,431,663
	RBSCF Trust Series 2010-MB1, Class A2 3.686%, due 4/15/24 (a)	800,000	842,746
	Wachovia Bank Commercial Mortgage Trust Series 2006-C29, Class A4 5.308%, due 11/15/48	1,500,000	1,693,086
			21,357,456
	Residential Mortgages (Collateralized Mortgage Obligations) 0.5%
	Citigroup Mortgage Loan Trust, Inc. Series 2006-AR6, Class 1A1 5.844%, due 8/25/36 (c)	676,294	625,054
	Mortgage Equity Conversion Asset Trust Series 2007-FF2, Class A 0.63%, due 2/25/42 (a)(b)(d)	1,224,369	1,026,174
			1,651,228
	Total Mortgage-Backed Securities (Cost $22,570,673)		23,008,684

	U.S. Government & Federal Agencies 85.2%
	Fannie Mae Strip (Collateralized Mortgage Obligations) 0.0%‡
	Series 360, Class 2, IO 5.00%, due 8/1/35 (e)	515,992	65,331
	Series 361, Class 2, IO 6.00%, due 10/1/35 (e)	102,106	16,275
			81,606
	Federal Home Loan Mortgage Corporation 0.8%
	2.375%, due 1/13/22	2,750,000	2,862,197

	Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) 17.4%
	2.375%, due 6/1/35 (b)	352,569	376,828
	2.414%, due 2/1/37 (b)	195,284	208,941
	2.643%, due 3/1/35 (b)	44,189	47,149
	3.50%, due 10/1/25	1,018,437	1,089,877
	3.50%, due 11/1/25	5,233,725	5,606,376
	3.50%, due 12/1/41	511,815	546,076
	4.00%, due 3/1/25	2,702,871	2,917,385
	4.00%, due 7/1/25	809,190	872,021
	4.00%, due 8/1/31	1,431,609	1,535,788
	4.00%, due 8/1/39	1,238,176	1,365,618
¤	4.00%, due 12/1/40	5,190,827	5,704,016
¤	4.00%, due 2/1/41	8,696,845	9,501,247
¤	4.00%, due 3/1/41	10,219,508	11,229,856
	4.00%, due 1/1/42	4,709,469	5,175,069
	4.00%, due 12/1/42	1,510,119	1,656,349
	4.50%, due 3/1/41	1,353,230	1,506,462
	4.50%, due 5/1/41	2,037,298	2,238,079
	4.50%, due 8/1/41	2,307,149	2,534,523
	5.00%, due 1/1/20	635,509	682,074
	5.00%, due 6/1/33	1,385,923	1,498,877
	5.00%, due 8/1/33	802,403	871,075
	5.00%, due 5/1/36	504,874	543,507
	5.00%, due 10/1/39	1,715,105	1,914,951
	5.50%, due 1/1/21	542,113	586,409
	5.50%, due 1/1/33	978,597	1,068,426
	6.50%, due 4/1/37	166,224	189,131
			61,466,110
	Federal National Mortgage Association (Mortgage Pass-Through Securities) 49.9%
	2.254%, due 11/1/34 (b)	315,515	335,396
	2.722%, due 4/1/34 (b)	407,169	429,064
	3.00%, due 10/1/32	1,708,316	1,786,827
	3.50%, due 11/1/20	4,654,384	4,935,763
	3.50%, due 10/1/25	2,296,519	2,466,931
¤	3.50%, due 11/1/25	15,690,038	16,872,263
	3.50%, due 9/1/32	4,871,209	5,210,976
	3.50%, due 11/1/32	1,176,591	1,256,452
	3.50%, due 2/1/41	3,055,943	3,228,986
	3.50%, due 11/1/41	3,923,960	4,184,168
	3.50%, due 12/1/41	1,691,105	1,803,246
	3.50%, due 1/1/42	3,840,892	4,103,993
	3.50%, due 3/1/42	3,643,774	3,850,102
	3.50%, due 5/1/42	1,692,982	1,788,847
	3.50%, due 8/1/42	3,880,030	4,107,011
	3.50%, due 11/1/42	1,489,094	1,576,206
	3.50%, due 12/1/42	1,843,651	1,965,908
	4.00%, due 9/1/31	3,278,861	3,521,291
	4.00%, due 1/1/41	1,588,767	1,743,970
	4.00%, due 2/1/41	1,208,144	1,326,165
	4.00%, due 3/1/41	3,054,874	3,362,843
	4.00%, due 10/1/41	946,689	1,042,127
	4.00%, due 3/1/42	2,539,322	2,781,034
	4.00%, due 6/1/42	1,071,039	1,168,637
	4.00%, due 7/1/42	3,249,401	3,545,503
	4.00%, due 8/1/42	1,637,122	1,786,304
	4.00%, due 9/1/42	1,579,098	1,721,019
	4.50%, due 7/1/18	2,113,257	2,278,923
	4.50%, due 11/1/18	1,669,912	1,800,823
	4.50%, due 6/1/23	1,358,700	1,462,241
	4.50%, due 6/1/39	1,575,070	1,754,665
	4.50%, due 7/1/39	4,004,355	4,492,678
¤	4.50%, due 8/1/39	5,844,161	6,531,276
	4.50%, due 9/1/40	4,585,122	5,144,268
	4.50%, due 12/1/40	3,099,000	3,402,347
¤	4.50%, due 1/1/41	7,732,957	8,675,976
	4.50%, due 2/1/41	673,673	752,879
	4.50%, due 8/1/41	3,868,056	4,264,224
	5.00%, due 11/1/17	1,027,310	1,111,211
	5.00%, due 9/1/20	63,936	69,038
	5.00%, due 11/1/33	2,596,064	2,818,726
	5.00%, due 7/1/34	331,041	360,097
	5.00%, due 6/1/35	2,032,907	2,211,194
	5.00%, due 10/1/35	568,216	616,989
	5.00%, due 1/1/36	265,245	288,013
	5.00%, due 2/1/36	3,140,490	3,410,069
	5.00%, due 5/1/36	3,035,435	3,295,991
	5.00%, due 3/1/40	2,739,492	3,062,124
	5.00%, due 2/1/41	4,321,819	4,884,826
	5.50%, due 11/1/17	694,297	745,351
	5.50%, due 6/1/19	726,876	795,922
	5.50%, due 11/1/19	786,518	861,230
	5.50%, due 4/1/21	1,151,046	1,260,384
	5.50%, due 6/1/21	74,524	81,604
	5.50%, due 6/1/33	3,374,271	3,715,248
	5.50%, due 11/1/33	2,183,509	2,404,157
	5.50%, due 12/1/33	2,213,019	2,436,650
	5.50%, due 6/1/34	661,626	729,932
	5.50%, due 3/1/35	991,846	1,094,243
	5.50%, due 12/1/35	424,735	465,930
	5.50%, due 4/1/36	2,321,297	2,546,438
	5.50%, due 1/1/37	494,945	560,891
	5.50%, due 7/1/37	369,279	418,481
	5.50%, due 8/1/37	541,524	594,047
	6.00%, due 12/1/16	42,883	45,442
	6.00%, due 1/1/33	333,949	375,836
	6.00%, due 3/1/33	441,934	497,365
	6.00%, due 9/1/34	68,093	75,932
¤	6.00%, due 4/29/35 TBA (f)	6,450,000	7,066,781
	6.00%, due 9/1/35	1,112,864	1,236,467
	6.00%, due 10/1/35	175,450	198,879
	6.00%, due 4/1/36	967,567	1,068,365
	6.00%, due 6/1/36	888,819	975,859
	6.00%, due 11/1/36	912,562	1,019,664
	6.00%, due 4/1/37	200,026	217,114
	6.50%, due 10/1/31	117,458	134,656
	6.50%, due 7/1/32	28,070	33,129
	6.50%, due 2/1/37	98,158	116,341
	6.50%, due 8/1/47	158,795	174,494
			176,536,442
	Government National Mortgage Association (Mortgage Pass-Through Securities) 11.3%
	4.00%, due 7/15/39	1,139,139	1,242,952
	4.00%, due 9/20/40	3,529,346	3,959,071
	4.00%, due 11/20/40	346,278	388,440
	4.00%, due 1/15/41	3,967,782	4,328,137
¤	4.00%, due 10/15/41	6,271,462	6,962,548
¤	4.50%, due 5/20/40	10,886,104	12,041,840
	5.00%, due 4/15/34	1,700,512	1,863,442
	5.00%, due 2/20/41	1,275,038	1,414,522
	5.50%, due 6/15/33	1,429,427	1,620,211
	5.50%, due 11/29/35 TBA (f)	3,810,000	4,170,164
	5.50%, due 12/15/35	483,806	532,050
	6.00%, due 8/15/32	310,523	352,603
	6.00%, due 10/15/32	489,908	558,327
	6.50%, due 7/15/28	55,933	65,110
	6.50%, due 8/15/28	78,207	91,184
	6.50%, due 7/15/32	320,335	379,577
			39,970,178
¤	Overseas Private Investment Corporation 2.0%
	5.142%, due 12/15/23	6,077,830	7,054,817

	Tennessee Valley Authority 2.7%
	4.65%, due 6/15/35	4,395,000	5,110,853
	6.25%, due 12/15/17	3,485,000	4,341,997
			9,452,850
	United States Treasury Inflation - Indexed Notes 1.1%
	2.00%, due 7/15/14 (g)	3,663,600	3,877,693

	Total U.S. Government & Federal Agencies (Cost $285,529,701)		301,301,893

	Total Long-Term Bonds (Cost $329,358,600)		346,800,539

	Short-Term Investment 5.6%
	Repurchase Agreement 5.6%
	State Street Bank and Trust Co. 0.01%, dated 3/28/13 due 4/1/13 Proceeds at Maturity $19,661,500 (Collateralized by a Federal Home Loan Mortgage Corp. security with a rate of 2.06% and a maturity date of 10/17/22, with a Principal Amount of $20,225,000 and a Market Value of $20,055,171)	19,661,478	19,661,478
	Total Short-Term Investment (Cost $19,661,478)		19,661,478
	Total Investments (Cost $349,020,078) (h)	103.6%	366,462,017
	Other Assets, Less Liabilities	(3.6)	(12,763,548)
	Net Assets	100.0%	$353,698,469

¤	Among the Portfolio's 10 largest holdings, as of March 28, 2013, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Floating rate - Rate shown is the rate in effect as of March 28, 2013.
(c)	Collateral strip rate - Bond whose interest is based on the weighted net interest rate of the collateral. Coupon rate adjusts periodically based on a predetermined schedule. Rate shown is the rate in effect as of March 28, 2013.
(d)	Illiquid security. The total market value of this security as of March 28, 2013 is $1,026,174, which represents 0.3% of the Portfolio's net assets.
(e)	Collateralized Mortgage Obligation Interest Only Strip - Pays a fixed or variable rate of interest based on mortgage loans or mortgage pass-through securities. The principal amount of the underlying pool represents the notional amount on which the current interest is calculated. The value of these stripped securities may be particularly sensitive to changes in prevailing interest rates and are typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities.
(f)	TBA - Securities purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement. The market value of these securities as of March 28, 2013 is $11,236,945, which represents 3.2% of the Portfolio's net assets. All or a portion of these securities were acquired under a mortgage dollar roll agreement.
(g)	Treasury Inflation Protected Security - Pays a fixed rate of interest on a principal amount that is continuously adjusted for inflation based on the Consumer Price Index-Urban Consumers.
(h)	As of March 28, 2013, cost is $349,020,078 for federal income tax purposes and net unrealized appreciation is as follows:

Gross unrealized appreciation	$18,157,695
Gross unrealized depreciation	(715,756)
Net unrealized appreciation	$17,441,939

The following is a summary of the fair valuations according to the inputs used as of March 28, 2013, for valuing the Portfolio's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$—	$2,501,465	$—	$2,501,465
Corporate Bonds	—	19,988,497	—	19,988,497
Mortgage-Backed Securities	—	23,008,684	—	23,008,684
U.S. Government & Federal Agencies	—	301,301,893	—	301,301,893
Total Long-Term Bonds	—	346,800,539	—	346,800,539
Short-Term Investment
Repurchase Agreement	—	19,661,478	—	19,661,478
Total Investments in Securities	$—	$366,462,017	$—	$366,462,017

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

For the period ended March 28, 2013, the Portfolio did not have any transfers between Level 1 and Level 2 fair value measurements.

MainStay VP Growth Allocation Portfolio

Portfolio of Investments March 28, 2013 (Unaudited)

	Shares	Value
Affiliated Investment Companies 99.9% †
Equity Funds 99.9%
MainStay Epoch Global Choice Fund Class I (a)	425,835	$7,652,262
MainStay Epoch International Small Cap Fund Class I	5,842	114,677
MainStay Epoch U.S. All Cap Fund Class I	231,378	5,659,494
MainStay ICAP Equity Fund Class I	203,599	9,129,370
MainStay ICAP International Fund Class I	429,650	13,362,117
MainStay International Opportunities Fund Class I (a)	2,544,420	19,286,702
MainStay MAP Fund Class I	1,359,018	53,355,037
MainStay Marketfield Fund Class I	200,129	3,332,144
MainStay U.S. Equity Opportunities Fund Class I (a)	4,359,308	39,015,803
MainStay VP Common Stock Portfolio Initial Class	146,762	3,021,473
MainStay VP DFA / DuPont Capital Emerging Markets Equity Portfolio Initial Class (b)	1,008,060	9,755,140
MainStay VP Eagle Small Cap Growth Portfolio Initial Class (b)	1,216,502	13,693,506
MainStay VP Growth Equity Portfolio Initial Class	52,203	1,523,437
MainStay VP ICAP Select Equity Portfolio Initial Class	130,095	1,993,852
MainStay VP International Equity Portfolio Initial Class	463,970	5,839,392
MainStay VP Large Cap Growth Portfolio Initial Class (a)(b)	2,073,962	38,257,870
MainStay VP Mid Cap Core Portfolio Initial Class	123,128	1,729,478
MainStay VP S&P 500 Index Portfolio Initial Class	246,376	7,877,686
MainStay VP T. Rowe Price Equity Income Portfolio Initial Class (a)	2,699,726	32,413,142
MainStay VP U.S. Small Cap Portfolio Initial Class (a)	1,585,331	17,952,428
MainStay VP Van Eck Global Hard Assets Portfolio Initial Class (b)	91,800	854,936

Total Investments (Cost $246,046,638) (c)	99.9%	285,819,946
Other Assets, Less Liabilities	0.1	180,167
Net Assets	100.0%	$286,000,113

†	Percentages indicated are based on Portfolio net assets.
(a)	The Portfolio's ownership exceeds 5% of the outstanding shares of the Underlying Portfolio's/Fund's share class.
(b)	Non-income producing Underlying Portfolio/Fund.
(c)	As of March 28, 2013, cost is $248,835,498 for federal income tax purposes and net unrealized appreciation is as follows:

Gross unrealized appreciation	$39,773,308
Gross unrealized depreciation	(2,788,860)
Net unrealized appreciation	$36,984,448

The following is a summary of the fair valuations according to the inputs used as of March 28, 2013, for valuing the Portfolio's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments (a)
Affiliated Investment Companies
Equity Funds	$285,819,946	$—	$—	$285,819,946
Total Investments	$285,819,946	$—	$—	$285,819,946

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

For the period ended March 28, 2013, the Portfolio did not have any transfers between Level 1 and Level 2 fair value measurements.

As of March 28, 2013, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

MainStay VP Growth Equity Portfolio
Portfolio of Investments March 28, 2013 (Unaudited)

		Shares	Value
	Common Stocks 98.1% †
	Aerospace & Defense 1.0%
	Textron, Inc.	144,601	$4,310,556

	Auto Components 3.0%
¤	Johnson Controls, Inc.	379,353	13,303,910

	Beverages 4.1%
	Coca-Cola Co. (The)	124,234	5,024,023
¤	Diageo PLC, Sponsored ADR	107,565	13,535,980
			18,560,003
	Biotechnology 0.8%
	Celgene Corp. (a)	30,610	3,548,005

	Chemicals 4.3%
	Mosaic Co. (The)	187,913	11,201,494
	Sherwin-Williams Co. (The)	48,922	8,262,437
			19,463,931
	Communications Equipment 5.8%
¤	QUALCOMM, Inc.	390,300	26,130,585

	Computers & Peripherals 3.8%
	NetApp, Inc. (a)	325,416	11,116,211
	Stratasys, Ltd. (a)	77,997	5,788,937
			16,905,148
	Construction & Engineering 2.7%
	Fluor Corp.	183,090	12,144,360

	Consumer Finance 2.4%
	Capital One Financial Corp.	193,457	10,630,462

	Diversified Consumer Services 2.2%
	Apollo Group, Inc. Class A (a)	564,878	9,823,228

	Electrical Equipment 0.9%
	Rockwell Automation, Inc.	49,291	4,256,278

	Energy Equipment & Services 3.8%
	Schlumberger, Ltd.	143,936	10,779,367
	Weatherford International, Ltd. (a)	511,314	6,207,352
			16,986,719
	Food & Staples Retailing 0.7%
	Costco Wholesale Corp.	30,133	3,197,413

	Food Products 1.3%
	Mondelez International, Inc. Class A	187,344	5,734,600

	Health Care Equipment & Supplies 4.5%
	Edwards Lifesciences Corp. (a)	121,193	9,957,217
	Hologic, Inc. (a)	455,051	10,284,152
			20,241,369
	Health Care Providers & Services 5.3%
	Express Scripts Holding Co. (a)	164,919	9,507,580
¤	WellPoint, Inc.	216,213	14,319,787
			23,827,367
	Internet & Catalog Retail 1.3%
	Amazon.com, Inc. (a)	22,288	5,939,529

	Internet Software & Services 6.5%
	eBay, Inc. (a)	71,089	3,854,445
¤	Google, Inc. Class A (a)	31,824	25,269,211
			29,123,656
	IT Services 6.4%
¤	Visa, Inc. Class A	79,769	13,547,967
¤	Western Union Co.	1,009,977	15,190,054
			28,738,021
	Machinery 2.0%
	Joy Global, Inc.	154,577	9,200,423

	Media 3.0%
	Comcast Corp. Class A	104,932	4,408,193
	Comcast Corp. Special Class A	43,028	1,704,770
	Walt Disney Co. (The)	128,850	7,318,680
			13,431,643
	Metals & Mining 2.3%
	Freeport-McMoRan Copper & Gold, Inc.	308,161	10,200,129

	Multiline Retail 1.0%
	Dollar General Corp. (a)	88,335	4,467,984

	Oil, Gas & Consumable Fuels 5.4%
	Anadarko Petroleum Corp.	93,884	8,210,156
¤	Cobalt International Energy, Inc. (a)	568,619	16,035,056
			24,245,212
	Pharmaceuticals 2.3%
	Teva Pharmaceutical Industries, Ltd., Sponsored ADR	264,480	10,494,566

	Real Estate Investment Trusts 1.9%
	Camden Property Trust	127,718	8,771,672

	Road & Rail 2.8%
¤	CSX Corp.	519,303	12,790,433

	Semiconductors & Semiconductor Equipment 2.0%
	Altera Corp.	252,230	8,946,598

	Software 3.1%
	Citrix Systems, Inc. (a)	77,269	5,575,731
	Salesforce.com, Inc. (a)	47,782	8,544,855
			14,120,586
	Specialty Retail 3.2%
	Dick's Sporting Goods, Inc.	181,996	8,608,411
	TJX Companies, Inc.	125,147	5,850,622
			14,459,033
	Textiles, Apparel & Luxury Goods 5.3%
	Burberry Group PLC, Sponsored ADR	138,885	5,601,232
	Hugo Boss A.G., Sponsored ADR (a)	48,351	1,078,227
	NIKE, Inc. Class B	167,379	9,877,035
	Ralph Lauren Corp.	42,583	7,209,728
			23,766,222
	Tobacco 3.0%
¤	Philip Morris International, Inc.	144,921	13,435,626

	Total Common Stocks (Cost $414,522,642)		441,195,267

	Principal Amount	Value
Short-Term Investment 1.9%
Repurchase Agreement 1.9%
State Street Bank and Trust Co. 0.01%, dated 3/28/13 due 4/1/13 Proceeds at Maturity $8,673,466 (Collateralized by a Federal Home Loan Mortgage Corp. security with a rate of 2.06% and a maturity date of 10/17/22, with a Principal Amount of $8,925,000 and a Market Value of $8,850,057)	$8,673,456	8,673,456
Total Short-Term Investment (Cost $8,673,456)		8,673,456
Total Investments (Cost $423,196,098) (b)	100.0%	449,868,723
Other Assets, Less Liabilities	0.0 ‡	145,970
Net Assets	100.0%	$450,014,693

¤	Among the Portfolio's 10 largest holdings, as of March 28, 2013, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	As of March 28, 2013, cost is $423,368,005 for federal income tax purposes and net unrealized appreciation is as follows:

Gross unrealized appreciation	$32,080,046
Gross unrealized depreciation	(5,579,328)
Net unrealized appreciation	$26,500,718

The following abbreviation is used in the above portfolio:
ADR	-American Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of March 28, 2013, for valuing the Portfolio's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$441,195,267	$—	$—	$441,195,267
Short-Term Investment
Repurchase Agreement	—	8,673,456	—	8,673,456
Other Financial Instruments
Total Investments in Securities	$441,195,267	$8,673,456	$—	$449,868,723

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

For the period ended March 28, 2013, the Portfolio did not have any transfers between Level 1 and Level 2 fair value measurements.

As of March 28, 2013, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

MainStay VP High Yield Corporate Bond Portfolio

Portfolio of Investments March 28, 2013 (Unaudited)

		Principal Amount	Value
	Long-Term Bonds 93.7%†
	Convertible Bonds 0.6%
	Coal 0.1%
	Somerset Cayuga Holding Co., Inc. 20.00%, due 6/15/17 (a)(b)(c)(d)(e)	$1,422,073	$1,919,799

	Holding Company - Diversified 0.4%
	Icahn Enterprises, L.P. 4.00%, due 8/15/13 (f)	10,840,000	10,867,100

	Internet 0.0%‡
	At Home Corp.
	0.525%, due 12/28/18 (a)(b)(e)(g)	1,869,975	187
	4.75%, due 12/31/49 (a)(b)(e)(g)	9,032,054	903
			1,090
	Investment Management/Advisory Services 0.1%
	Janus Capital Group, Inc. 3.25%, due 7/15/14	3,039,000	3,202,346

	Total Convertible Bonds (Cost $15,214,234)		15,990,335

	Corporate Bonds 90.4%
	Advertising 0.3%
	Lamar Media Corp.
	5.875%, due 2/1/22	1,525,000	1,650,813
	7.875%, due 4/15/18	3,775,000	4,110,031
	9.75%, due 4/1/14	3,297,000	3,552,517
			9,313,361
	Aerospace & Defense 1.5%
	AAR Corp. 7.25%, due 1/15/22	4,490,000	4,871,650
	Alliant Techsystems, Inc. 6.875%, due 9/15/20	3,480,000	3,749,700
	B/E Aerospace, Inc. 5.25%, due 4/1/22	7,665,000	7,904,531
	DAE Aviation Holdings, Inc. 11.25%, due 8/1/15 (c)	4,491,000	4,608,889
	GenCorp, Inc. 7.125%, due 3/15/21 (c)	3,940,000	4,156,700
	TransDigm, Inc.
	5.50%, due 10/15/20 (c)	6,200,000	6,463,500
	7.75%, due 12/15/18	7,635,000	8,379,412
			40,134,382
	Agriculture 0.1%
	American Rock Salt Co. LLC / American Rock Capital Corp. 8.25%, due 5/1/18 (c)	3,830,000	3,638,500

	Apparel 0.3%
	Hanesbrands, Inc. 8.00%, due 12/15/16	1,898,000	2,056,958
	Wolverine World Wide, Inc. 6.125%, due 10/15/20 (c)	4,800,000	5,094,000
			7,150,958
	Auto Manufacturers 0.3%
	Jaguar Land Rover Automotive PLC 8.125%, due 5/15/21 (c)	4,095,000	4,606,875
	Oshkosh Corp.
	8.25%, due 3/1/17	2,810,000	3,059,388
	8.50%, due 3/1/20	905,000	1,013,600
			8,679,863
	Auto Parts & Equipment 4.4%
	Affinia Group, Inc.
	9.00%, due 11/30/14	1,570,000	1,573,941
	10.75%, due 8/15/16 (c)	2,216,000	2,404,360
	Allison Transmission, Inc. 7.125%, due 5/15/19 (c)	10,620,000	11,429,775
	Continental Rubber of America Corp. 4.50%, due 9/15/19 (c)	6,420,000	6,564,450
	Cooper-Standard Automotive, Inc. 8.50%, due 5/1/18	12,945,000	14,110,050
	Cooper-Standard Holding, Inc. 7.375%, due 4/1/18 (c)(d)	5,210,000	5,210,000
	Dana Holding Corp.
	6.50%, due 2/15/19	3,089,000	3,312,953
	6.75%, due 2/15/21	6,279,000	6,875,505
	Delphi Corp. 5.875%, due 5/15/19	7,825,000	8,451,000
	Exide Technologies 8.625%, due 2/1/18	8,015,000	6,882,881
	International Automotive Components Group S.A. 9.125%, due 6/1/18 (c)	4,775,000	4,727,250
¤	Schaeffler Finance B.V.
	7.75%, due 2/15/17 (c)	13,700,000	15,429,625
	8.50%, due 2/15/19 (c)	6,560,000	7,462,000
	Tenneco, Inc.
	6.875%, due 12/15/20	1,870,000	2,054,663
	7.75%, due 8/15/18	3,395,000	3,734,500
	Titan International, Inc.
	7.875%, due 10/1/17 (c)	3,700,000	3,982,125
	7.875%, due 10/1/17	3,594,000	3,868,042
	TRW Automotive, Inc.
	4.50%, due 3/1/21 (c)	3,400,000	3,451,000
	7.00%, due 3/15/14 (c)	800,000	838,000
	7.25%, due 3/15/17 (c)	2,835,000	3,277,969
	8.875%, due 12/1/17 (c)	3,050,000	3,328,312
			118,968,401
	Banks 1.5%
¤	Ally Financial, Inc.
	(zero coupon), due 6/15/15	490,000	458,150
	4.625%, due 6/26/15	3,438,000	3,597,159
	5.50%, due 2/15/17	780,000	843,759
	6.25%, due 12/1/17	3,355,000	3,751,907
	7.50%, due 9/15/20	7,047,000	8,597,340
	8.00%, due 11/1/31	6,505,000	8,196,300
	8.30%, due 2/12/15	6,305,000	6,998,550
	Provident Funding Associates, L.P.
	10.125%, due 2/15/19 (c)	2,450,000	2,670,500
	10.25%, due 4/15/17 (c)	3,670,000	4,092,050
			39,205,715
	Beverages 0.6%
	Constellation Brands, Inc. 8.375%, due 12/15/14	1,620,000	1,792,125
	Cott Beverages, Inc.
	8.125%, due 9/1/18	4,290,000	4,686,825
	8.375%, due 11/15/17	9,750,000	10,444,688
			16,923,638
	Building Materials 3.5%
	Building Materials Corp. of America
	6.75%, due 5/1/21 (c)	2,110,000	2,305,175
	6.875%, due 8/15/18 (c)	5,050,000	5,416,125
	7.00%, due 2/15/20 (c)	3,060,000	3,320,100
	7.50%, due 3/15/20 (c)	5,640,000	6,161,700
	Gibraltar Industries, Inc. 6.25%, due 2/1/21 (c)	2,585,000	2,740,100
	Griffon Corp. 7.125%, due 4/1/18	4,755,000	5,135,400
	Headwaters, Inc. 7.625%, due 4/1/19	7,457,000	7,978,990
	Jeld-Wen Escrow Corp. 12.25%, due 10/15/17 (c)	6,860,000	8,060,500
	Martin Marietta Materials, Inc. 6.60%, due 4/15/18	2,000,000	2,270,000
¤	Texas Industries, Inc. 9.25%, due 8/15/20	29,170,000	31,868,225
	USG Corp.
	6.30%, due 11/15/16	3,460,000	3,667,600
	7.875%, due 3/30/20 (c)	530,000	602,875
	8.375%, due 10/15/18 (c)	1,165,000	1,287,325
	Vulcan Materials Co.
	6.50%, due 12/1/16	9,075,000	10,164,000
	7.50%, due 6/15/21	1,505,000	1,772,137
			92,750,252
	Chemicals 2.9%
	Ashland, Inc.
	4.75%, due 8/15/22 (c)	1,500,000	1,526,250
	6.875%, due 5/15/43 (c)	4,650,000	5,022,000
	Axiall Corp. 4.875%, due 5/15/23 (c)	3,620,000	3,683,350
	Celanese U.S. Holdings LLC 4.625%, due 11/15/22	5,090,000	5,102,725
	CF Industries, Inc. 6.875%, due 5/1/18	1,860,000	2,228,563
	Eagle Spinco, Inc. 4.625%, due 2/15/21 (c)	3,815,000	3,881,762
	Ineos Finance PLC 7.50%, due 5/1/20 (c)	6,635,000	7,223,856
	Kraton Polymers LLC / Kraton Polymers Capital Corp. 6.75%, due 3/1/19	6,135,000	6,380,400
	NOVA Chemicals Corp. 8.375%, due 11/1/16	3,835,000	4,122,625
	Olin Corp.
	5.50%, due 8/15/22	4,500,000	4,651,875
	8.875%, due 8/15/19	6,675,000	7,459,312
	Phibro Animal Health Corp. 9.25%, due 7/1/18 (c)	15,335,000	16,485,125
	PolyOne Corp.
	5.25%, due 3/15/23 (c)	3,615,000	3,642,113
	7.375%, due 9/15/20	1,200,000	1,326,000
	Rockwood Specialties Group, Inc. 4.625%, due 10/15/20	5,110,000	5,237,750
			77,973,706
	Coal 2.0%
	Arch Coal, Inc.
	7.00%, due 6/15/19	10,335,000	9,327,337
	7.25%, due 10/1/20	1,110,000	999,000
	8.75%, due 8/1/16	2,070,000	2,152,800
	9.875%, due 6/15/19 (c)	2,570,000	2,634,250
	CONSOL Energy, Inc.
	8.00%, due 4/1/17	10,900,000	11,772,000
	8.25%, due 4/1/20	1,590,000	1,760,925
	Peabody Energy Corp.
	6.00%, due 11/15/18	7,635,000	8,112,188
	6.25%, due 11/15/21	4,670,000	4,856,800
	6.50%, due 9/15/20	3,485,000	3,711,525
	7.375%, due 11/1/16	845,000	963,300
	7.875%, due 11/1/26	2,235,000	2,391,450
	Penn Virginia Resource Partners, L.P. / Penn Virginia Resource Finance Corp. 8.25%, due 4/15/18	1,340,000	1,420,400
	Penn Virginia Resource Partners, L.P. / Penn Virginia Resource Finance Corp. II 8.375%, due 6/1/20	4,335,000	4,551,750
			54,653,725
	Commercial Services 4.6%
	Alliance Data Systems Corp.
	5.25%, due 12/1/17 (c)	5,800,000	6,017,500
	6.375%, due 4/1/20 (c)	5,385,000	5,802,337
	Avis Budget Car Rental LLC / Avis Budget Finance, Inc.
	4.875%, due 11/15/17 (c)	4,010,000	4,115,263
	5.50%, due 4/1/23 (c)	4,275,000	4,264,313
	8.25%, due 1/15/19	1,345,000	1,491,269
	9.75%, due 3/15/20	2,895,000	3,416,129
	Catalent Pharma Solutions, Inc.
	7.875%, due 10/15/18 (c)	7,060,000	7,157,075
	9.50%, due 4/15/15	3,573,428	3,555,561
	Cenveo Corp. 8.875%, due 2/1/18	7,339,000	7,339,000
	Great Lakes Dredge & Dock Corp. 7.375%, due 2/1/19	6,695,000	7,063,225
	Hertz Corp. (The)
	4.25%, due 4/1/18 (c)	2,660,000	2,709,875
	5.875%, due 10/15/20	1,330,000	1,403,150
	KAR Holdings, Inc. 4.299%, due 5/1/14 (f)	2,475,000	2,475,025
	Knowledge Universe Education LLC 7.75%, due 2/1/15 (c)	8,530,000	8,359,400
	PHH Corp.
	7.375%, due 9/1/19	3,215,000	3,632,950
	9.25%, due 3/1/16	1,130,000	1,319,275
	Quebecor World, Inc. (Litigation Recovery Trust - Escrow Shares)
	6.50% (a)(b)(e)(h)	150,000	2,400
	9.75% (a)(b)(c)(e)(h)	8,530,000	136,480
	Sotheby's 5.25%, due 10/1/22 (c)	4,820,000	4,868,200
	Speedy Cash Intermediate Holdings Corp. 10.75%, due 5/15/18 (c)	9,870,000	10,634,925
	Sunstate Equipment Co. LLC / Sunstate Equipment Co., Inc. 12.00%, due 6/15/16 (c)(d)	9,800,000	11,012,750
	United Rentals North America, Inc.
	5.75%, due 7/15/18	4,155,000	4,502,981
	6.125%, due 6/15/23	4,905,000	5,248,350
	7.375%, due 5/15/20	835,000	926,850
	7.625%, due 4/15/22	2,920,000	3,263,100
	9.25%, due 12/15/19	2,450,000	2,793,000
	Valassis Communications, Inc. 6.625%, due 2/1/21	4,740,000	5,059,950
	WEX, Inc. 4.75%, due 2/1/23 (c)	5,205,000	5,035,837
			123,606,170
	Computers 0.9%
	iGATE Corp. 9.00%, due 5/1/16	5,140,000	5,596,175
	NCR Corp.
	4.625%, due 2/15/21 (c)	1,100,000	1,094,500
	5.00%, due 7/15/22 (c)	4,050,000	4,060,125
	Seagate HDD Cayman
	7.00%, due 11/1/21	5,220,000	5,663,700
	7.75%, due 12/15/18	4,100,000	4,494,625
	SunGard Data Systems, Inc. 4.875%, due 1/15/14	3,625,000	3,697,500
			24,606,625
	Distribution & Wholesale 0.4%
	American Tire Distributors, Inc. 9.75%, due 6/1/17	10,815,000	11,517,975

	Diversified Financial Services 1.5%
	CNG Holdings, Inc. 9.375%, due 5/15/20 (c)	4,695,000	4,606,969
	Community Choice Financial, Inc.
	10.75%, due 5/1/19	7,430,000	7,039,925
	12.75%, due 5/1/20 (c)(e)	3,000,000	2,947,500
	Ford Holdings LLC 9.30%, due 3/1/30	6,970,000	9,783,970
	National Money Mart Co. 10.375%, due 12/15/16	7,910,000	8,720,775
	ROC Finance LLC / ROC Finance 1 Corp. 12.125%, due 9/1/18 (c)	5,105,000	5,921,800
			39,020,939
	Electric 3.0%
	Calpine Construction Finance Co., L.P. / CCFC Finance Corp. 8.00%, due 6/1/16 (c)	14,635,000	15,348,456
	Calpine Corp. 7.25%, due 10/15/17 (c)	9,267,000	9,823,020
	Energy Future Intermediate Holding Co. LLC / EFIH Finance, Inc. 10.00%, due 12/1/20	8,101,000	9,184,509
¤	GenOn Energy, Inc.
	7.625%, due 6/15/14	4,535,000	4,829,775
	7.875%, due 6/15/17	14,250,000	15,888,750
	9.50%, due 10/15/18	9,610,000	11,315,775
	GenOn REMA LLC Series C 9.681%, due 7/2/26	1,190,000	1,300,075
	Ipalco Enterprises, Inc. 7.25%, due 4/1/16 (c)	1,615,000	1,812,837
	Mirant Americas Generation LLC 9.125%, due 5/1/31	4,910,000	5,486,925
	PNM Resources, Inc. 9.25%, due 5/15/15	1,704,000	1,944,690
	Public Service Co. of New Mexico 7.95%, due 5/15/18	2,305,000	2,866,496
			79,801,308
	Electrical Components & Equipment 0.5%
	Belden, Inc. 5.50%, due 9/1/22 (c)	10,110,000	10,362,750
	General Cable Corp. 5.75%, due 10/1/22 (c)	3,610,000	3,682,200
			14,044,950
	Electronics 0.3%
	Kemet Corp. 10.50%, due 5/1/18	3,670,000	3,825,975
	Stoneridge, Inc. 9.50%, due 10/15/17 (c)	3,110,000	3,343,250
			7,169,225
	Engineering & Construction 0.6%
	New Enterprise Stone & Lime Co., Inc.
	11.00%, due 9/1/18	10,275,000	7,911,750
	13.00%, due 3/15/18 (c)(d)	7,934,297	8,807,070
			16,718,820
	Entertainment 2.2%
	Affinity Gaming LLC / Affinity Gaming Finance Corp. 9.00%, due 5/15/18 (c)	10,045,000	10,723,037
	Greektown Superholdings, Inc. 13.00%, due 7/1/15	3,060,000	3,281,850
	MU Finance PLC 8.375%, due 2/1/17 (c)	8,938,209	9,697,957
	NAI Entertainment Holdings LLC 8.25%, due 12/15/17 (c)	8,807,000	9,555,595
	Production Resource Group, Inc. 8.875%, due 5/1/19	6,090,000	4,613,175
	Speedway Motorsports, Inc.
	6.75%, due 2/1/19 (c)	1,997,000	2,131,798
	8.75%, due 6/1/16	2,985,000	3,149,175
	Sterling Entertainment Enterprise LLC 9.75%, due 12/31/19 (a)(b)(e)	10,000,000	10,000,000
	United Artists Theatre Circuit, Inc. Series BA7 9.30%, due 7/1/15 (a)(e)	311,511	218,058
	Vail Resorts, Inc. 6.50%, due 5/1/19	4,620,000	4,957,837
			58,328,482
	Environmental Controls 0.6%
	Clean Harbors, Inc.
	5.125%, due 6/1/21 (c)	2,735,000	2,799,956
	5.25%, due 8/1/20	4,320,000	4,460,400
	Darling International, Inc. 8.50%, due 12/15/18	3,600,000	4,086,000
	Heckmann Corp.
	9.875%, due 4/15/18	3,205,000	3,425,344
	9.875%, due 4/15/18 (c)	1,720,000	1,825,350
			16,597,050
	Finance 0.2%
	CFG Holdings, Ltd. / CFG Finance LLC 11.50%, due 11/15/19 (c)	5,000,000	5,075,000

	Finance - Auto Loans 1.0%
	Credit Acceptance Corp. 9.125%, due 2/1/17	5,020,000	5,459,250
	Ford Motor Credit Co. LLC 12.00%, due 5/15/15	4,455,000	5,382,299
	General Motors Financial Co., Inc.
	4.75%, due 8/15/17 (c)	6,455,000	6,732,107
	6.75%, due 6/1/18	8,850,000	10,022,625
			27,596,281
	Finance - Consumer Loans 0.2%
	SLM Corp.
	8.00%, due 3/25/20	450,000	522,000
	8.45%, due 6/15/18	4,085,000	4,840,725
			5,362,725
	Finance - Other Services 1.6%
	Cantor Commercial Real Estate Co., L.P. 7.75%, due 2/15/18 (c)	5,730,000	5,830,275
¤	Nationstar Mortgage LLC / Nationstar Capital Corp.
	6.50%, due 7/1/21 (c)	2,645,000	2,757,412
	7.875%, due 10/1/20 (c)	4,005,000	4,425,525
	9.625%, due 5/1/19 (c)	5,305,000	6,064,225
	10.875%, due 4/1/15	15,980,000	16,958,775
	SquareTwo Financial Corp. 11.625%, due 4/1/17	6,380,000	6,491,650
			42,527,862
	Food 2.5%
	American Seafoods Group LLC / American Seafoods Finance, Inc. 10.75%, due 5/15/16 (c)	4,740,000	5,000,700
	American Stores Co. 8.00%, due 6/1/26	9,740,000	12,503,725
	ASG Consolidated LLC / ASG Finance, Inc. 15.00%, due 5/15/17 (c)(d)	4,853,070	5,144,254
	B&G Foods, Inc. 7.625%, due 1/15/18	1,960,000	2,092,300
	C&S Group Enterprises LLC 8.375%, due 5/1/17 (c)	3,532,000	3,761,580
	Harmony Foods Corp. 10.00%, due 5/1/16 (c)	5,861,000	6,315,227
	Hawk Acquisition Sub, Inc. 4.25%, due 10/15/20 (c)	6,155,000	6,162,694
	Land O' Lakes, Inc. 6.00%, due 11/15/22 (c)	7,905,000	8,438,587
	Smithfield Foods, Inc. 6.625%, due 8/15/22	2,650,000	2,888,500
	TreeHouse Foods, Inc.
	6.03%, due 9/30/13 (a)(b)(e)	6,300,000	6,363,000
	7.75%, due 3/1/18	3,070,000	3,327,113
	Wells Enterprises, Inc. 6.75%, due 2/1/20 (c)	5,120,000	5,401,600
			67,399,280
	Forest Products & Paper 1.3%
	Boise Cascade LLC / Boise Cascade Finance Corp. 6.375%, due 11/1/20 (c)	6,000,000	6,367,500
	Clearwater Paper Corp. 7.125%, due 11/1/18	4,082,000	4,439,175
	Georgia-Pacific Corp.
	7.25%, due 6/1/28	4,180,000	5,493,603
	7.375%, due 12/1/25	1,310,000	1,783,652
	8.00%, due 1/15/24	3,469,000	4,800,565
	8.875%, due 5/15/31	1,235,000	1,845,265
	Resolute Forest Products 10.25%, due 10/15/18	3,152,000	3,616,920
	Sappi Papier Holding GmbH
	6.625%, due 4/15/21 (c)	1,900,000	1,961,750
	8.375%, due 6/15/19 (c)	1,100,000	1,221,000
	Smurfit Kappa Acquisitions 4.875%, due 9/15/18 (c)	2,325,000	2,371,500
			33,900,930
	Hand & Machine Tools 0.2%
	Milacron LLC / Mcron Finance Corp. 7.75%, due 2/15/21 (c)	5,345,000	5,525,394

	Health Care - Products 1.3%
	Alere, Inc. 9.00%, due 5/15/16	650,000	683,313
	ConvaTec Healthcare E S.A. 10.50%, due 12/15/18 (c)	7,095,000	7,893,187
	Hanger, Inc. 7.125%, due 11/15/18	7,627,000	8,237,160
	Hologic, Inc. 6.25%, due 8/1/20	3,230,000	3,435,912
	Teleflex, Inc. 6.875%, due 6/1/19	4,860,000	5,260,950
	Universal Hospital Services, Inc.
	7.625%, due 8/15/20	6,160,000	6,629,700
	7.625%, due 8/15/20 (c)	2,670,000	2,870,250
			35,010,472
	Health Care - Services 3.3%
	Centene Corp. 5.75%, due 6/1/17	3,905,000	4,188,112
	CHS / Community Health Systems, Inc. 5.125%, due 8/15/18	2,990,000	3,132,025
	DaVita HeathCare Partners, Inc.
	6.375%, due 11/1/18	2,255,000	2,398,756
	6.625%, due 11/1/20	2,651,000	2,871,364
	Fresenius Medical Care U.S. Finance II, Inc.
	5.625%, due 7/31/19 (c)	460,000	504,850
	5.875%, due 1/31/22 (c)	2,710,000	3,025,037
	Fresenius Medical Care U.S. Finance, Inc.
	6.50%, due 9/15/18 (c)	3,750,000	4,275,000
	6.875%, due 7/15/17	40,000	45,800
	HCA Holdings, Inc.
	6.25%, due 2/15/21	715,000	762,369
	7.75%, due 5/15/21	3,155,000	3,515,853
¤	HCA, Inc.
	4.75%, due 5/1/23	10,335,000	10,283,325
	5.875%, due 5/1/23	745,000	774,800
	6.375%, due 1/15/15	2,780,000	2,978,075
	6.50%, due 2/15/16	2,920,000	3,197,400
	6.50%, due 2/15/20	2,125,000	2,397,266
	7.19%, due 11/15/15	243,000	267,908
	7.25%, due 9/15/20	2,070,000	2,289,938
	7.50%, due 2/15/22	1,570,000	1,805,500
	7.58%, due 9/15/25	575,000	599,438
	7.875%, due 2/15/20	645,000	712,725
	8.00%, due 10/1/18	4,076,000	4,768,920
	8.36%, due 4/15/24	450,000	504,000
	9.00%, due 12/15/14	1,520,000	1,683,400
	Health Management Associates, Inc. 7.375%, due 1/15/20	2,505,000	2,749,238
	INC Research LLC 11.50%, due 7/15/19 (c)	7,110,000	7,625,475
	MultiPlan, Inc. 9.875%, due 9/1/18 (c)	10,145,000	11,273,631
	ResCare, Inc. 10.75%, due 1/15/19	3,520,000	3,977,600
	Vanguard Health Holding Co. II LLC / Vanguard Holding Co. II, Inc.
	7.75%, due 2/1/19	3,080,000	3,295,600
	8.00%, due 2/1/18	1,655,000	1,760,506
			87,663,911
	Holding Company - Diversified 0.2%
	Leucadia National Corp. 8.125%, due 9/15/15	4,480,000	5,079,200

	Home Builders 1.5%
	Ashton Woods USA LLC / Ashton Woods Finance Co. 6.875%, due 2/15/21 (c)	5,210,000	5,288,150
	Brookfield Residential Properties, Inc. 6.50%, due 12/15/20 (c)	7,885,000	8,436,950
	D.R. Horton, Inc.
	3.625%, due 2/15/18	605,000	610,294
	4.75%, due 2/15/23	1,100,000	1,101,375
	Lennar Corp.
	4.125%, due 12/1/18 (c)	3,000,000	2,992,500
	4.75%, due 11/15/22 (c)	2,290,000	2,244,200
	Meritage Homes Corp. 7.00%, due 4/1/22	1,665,000	1,854,394
	Ryland Group, Inc. (The)
	5.375%, due 10/1/22	540,000	552,150
	6.625%, due 5/1/20	2,460,000	2,681,400
	Standard Pacific Corp. 8.375%, due 1/15/21	4,400,000	5,208,500
	Taylor Morrison Communities, Inc. / Monarch Communities, Inc. 7.75%, due 4/15/20 (c)	7,805,000	8,370,862
			39,340,775
	Household Products & Wares 1.0%
	Jarden Corp.
	6.125%, due 11/15/22	945,000	1,012,331
	7.50%, due 5/1/17	5,940,000	6,719,625
	Prestige Brands, Inc. 8.25%, due 4/1/18	3,560,000	3,880,400
	Spectrum Brands Escrow Corp.
	6.375%, due 11/15/20 (c)	1,545,000	1,658,944
	6.625%, due 11/15/22 (c)	1,545,000	1,676,325
	Spectrum Brands, Inc.
	6.75%, due 3/15/20	710,000	765,913
	9.50%, due 6/15/18	8,887,000	10,064,527
			25,778,065
	Housewares 0.3%
	Libbey Glass, Inc. 6.875%, due 5/15/20	5,360,000	5,782,100
	RSI Home Products, Inc. 6.875%, due 3/1/18 (c)	2,625,000	2,664,375
			8,446,475
	Insurance 0.8%
	A-S Co-issuer Subsidiary, Inc. / A-S Merger Sub LLC 7.875%, due 12/15/20 (c)	1,405,000	1,443,638
	Fidelity & Guaranty Life Holdings, Inc. 6.375%, due 4/1/21 (c)	5,085,000	5,186,700
	Hub International, Ltd. 8.125%, due 10/15/18 (c)	3,125,000	3,289,062
	Ironshore Holdings (U.S.), Inc. 8.50%, due 5/15/20 (c)	4,190,000	4,796,896
	Onex USI Aquisition Corp. 7.75%, due 1/15/21 (c)	5,700,000	5,714,250
			20,430,546
	Internet 0.6%
	Cogent Communications Group, Inc. 8.375%, due 2/15/18 (c)	5,405,000	5,986,038
	Cyrusone, L.P. / Cyrusone Finance Corp. 6.375%, due 11/15/22 (c)	4,930,000	5,164,175
	Equinix, Inc. 7.00%, due 7/15/21	5,638,000	6,258,180
			17,408,393
	Investment Management/Advisory Services 0.2%
	Janus Capital Group, Inc. 6.70%, due 6/15/17	3,743,000	4,284,679

	Iron & Steel 0.3%
	Allegheny Ludlum Corp. 6.95%, due 12/15/25	2,545,000	2,965,574
	Allegheny Technologies, Inc. 9.375%, due 6/1/19	2,600,000	3,347,172
	APERAM
	7.375%, due 4/1/16 (c)	2,315,000	2,332,363
	7.75%, due 4/1/18 (c)	5,000	4,975
			8,650,084
	Leisure Time 0.6%
	Brunswick Corp. 11.25%, due 11/1/16 (c)	1,760,000	1,951,418
	Carlson Wagonlit B.V. 6.875%, due 6/15/19 (c)	14,005,000	14,600,212
			16,551,630
	Lodging 1.3%
	Ameristar Casinos, Inc. 7.50%, due 4/15/21	4,897,000	5,368,336
	Choice Hotels International, Inc. 5.75%, due 7/1/22	9,285,000	10,306,350
	Eldorado Resorts LLC / Eldorado Capital Corp. 8.625%, due 6/15/19 (c)	4,810,000	4,743,862
	MGM Resorts International
	6.625%, due 7/15/15	1,000,000	1,085,000
	6.625%, due 12/15/21	342,000	358,673
	MTR Gaming Group, Inc. 11.50%, due 8/1/19 (d)	5,652,225	5,864,183
	RHP Hotel Properties, L.P. / RHP Finance Corp. 5.00%, due 4/15/21 (c)	2,595,000	2,614,463
	Seminole Hard Rock Entertainment, Inc. 2.78%, due 3/15/14 (c)(f)	2,295,000	2,289,263
	Sheraton Holding Corp. 7.375%, due 11/15/15	2,580,000	2,979,283
			35,609,413
	Machinery - Diversified 0.4%
	Briggs & Stratton Corp. 6.875%, due 12/15/20	3,660,000	4,099,200
	Cleaver-Brooks, Inc. 8.75%, due 12/15/19 (c)	2,635,000	2,842,506
	SPL Logistics Escrow LLC / SPL Logistics Finance Corp. 8.875%, due 8/1/20 (c)	4,485,000	4,765,313
			11,707,019
	Media 3.6%
	CCO Holdings LLC / CCO Holdings Capital Corp.
	7.00%, due 1/15/19	4,700,000	5,064,250
	7.25%, due 10/30/17	1,245,000	1,343,044
	7.375%, due 6/1/20	3,300,000	3,658,875
	Crown Media Holdings, Inc. 10.50%, due 7/15/19	5,023,000	5,663,432
	CSC Holdings LLC
	7.625%, due 7/15/18	95,000	110,200
	7.875%, due 2/15/18	965,000	1,124,225
	DISH DBS Corp.
	4.625%, due 7/15/17	6,040,000	6,266,500
	5.875%, due 7/15/22	3,725,000	3,906,594
	6.75%, due 6/1/21	3,925,000	4,356,750
	7.125%, due 2/1/16	1,085,000	1,205,706
	7.75%, due 5/31/15	1,345,000	1,492,950
	Nielsen Finance LLC / Nielsen Finance Co.
	4.50%, due 10/1/20 (c)	9,455,000	9,443,181
	7.75%, due 10/15/18	7,560,000	8,391,600
	ProQuest LLC / ProQuest Notes Co. 9.00%, due 10/15/18 (c)	9,455,000	9,384,087
	Quebecor Media, Inc.
	5.75%, due 1/15/23 (c)	9,100,000	9,282,000
	7.75%, due 3/15/16	6,280,000	6,397,750
	Videotron, Ltd.
	5.00%, due 7/15/22	4,385,000	4,450,775
	6.375%, due 12/15/15	2,425,000	2,455,313
	9.125%, due 4/15/18	12,630,000	13,269,394
			97,266,626
	Metal Fabricate & Hardware 1.1%
	A. M. Castle & Co. 12.75%, due 12/15/16	9,200,000	10,810,000
	Mueller Water Products, Inc.
	7.375%, due 6/1/17	6,290,000	6,470,837
	8.75%, due 9/1/20	4,160,000	4,732,000
	Neenah Foundry Co. 15.00%, due 7/29/15 (d)(e)	1,377,570	1,350,019
	Shale-Inland Holdings LLC / Shale-Inland Finance Corp. 8.75%, due 11/15/19 (c)	5,570,000	5,848,500
			29,211,356
	Mining 1.4%
	Kaiser Aluminum Corp. 8.25%, due 6/1/20	6,495,000	7,274,400
	New Gold, Inc.
	6.25%, due 11/15/22 (c)	6,885,000	7,212,037
	7.00%, due 4/15/20 (c)	7,640,000	8,213,000
	Novelis, Inc.
	8.375%, due 12/15/17	4,205,000	4,604,475
	8.75%, due 12/15/20	2,810,000	3,168,275
	St. Barbara, Ltd. 8.875%, due 4/15/18 (c)	7,260,000	7,396,125
			37,868,312
	Miscellaneous - Manufacturing 1.6%
	Actuant Corp. 5.625%, due 6/15/22	3,941,000	4,088,788
	Amsted Industries, Inc. 8.125%, due 3/15/18 (c)	10,375,000	11,153,125
	FGI Operating Co. LLC / FGI Finance, Inc. 7.875%, due 5/1/20 (c)	4,730,000	4,966,500
	Koppers, Inc. 7.875%, due 12/1/19	5,005,000	5,505,500
	Polypore International, Inc. 7.50%, due 11/15/17	6,465,000	6,933,712
	SPX Corp.
	6.875%, due 9/1/17	4,285,000	4,767,062
	7.625%, due 12/15/14	4,095,000	4,463,550
			41,878,237
	Office Furnishings 0.3%
	Interface, Inc. 7.625%, due 12/1/18	7,363,000	7,970,448

	Oil & Gas 9.0%
	Berry Petroleum Co. 10.25%, due 6/1/14	3,915,000	4,267,350
	Bill Barrett Corp. 7.625%, due 10/1/19	1,195,000	1,269,688
	BreitBurn Energy Partners, L.P. 8.625%, due 10/15/20	3,960,000	4,375,800
	Calumet Specialty Products Partners, L.P. / Calumet Finance Corp.
	9.375%, due 5/1/19	11,222,000	12,568,640
	9.625%, due 8/1/20 (c)	1,770,000	1,995,675
	Chesapeake Energy Corp.
	6.50%, due 8/15/17	9,615,000	10,600,537
	6.775%, due 3/15/19	6,820,000	7,118,375
	Chesapeake Oilfield Operating LLC / Chesapeake Oilfield Finance, Inc. 6.625%, due 11/15/19 (c)	6,220,000	6,406,600
	Comstock Resources, Inc.
	7.75%, due 4/1/19	5,955,000	6,282,525
	8.375%, due 10/15/17	1,575,000	1,673,438
	9.50%, due 6/15/20	3,750,000	4,106,250
¤	Concho Resources, Inc.
	5.50%, due 10/1/22	1,990,000	2,069,600
	5.50%, due 4/1/23	4,390,000	4,554,625
	6.50%, due 1/15/22	7,710,000	8,403,900
	7.00%, due 1/15/21	5,485,000	6,033,500
	Continental Resources, Inc.
	5.00%, due 9/15/22	9,656,000	10,259,500
	8.25%, due 10/1/19	3,620,000	4,027,250
	Denbury Resources, Inc. 8.25%, due 2/15/20	4,605,000	5,157,600
	Halcon Resources Corp. 8.875%, due 5/15/21 (c)	3,060,000	3,297,150
	HollyFrontier Corp. 9.875%, due 6/15/17	6,027,000	6,411,221
	Linn Energy LLC 9.875%, due 7/1/18	2,395,000	2,553,669
	Linn Energy LLC / Linn Energy Finance Corp.
	6.50%, due 5/15/19	2,575,000	2,694,094
	11.75%, due 5/15/17	2,483,000	2,681,640
	Newfield Exploration Co.
	5.625%, due 7/1/24	8,710,000	8,993,075
	6.875%, due 2/1/20	1,630,000	1,748,175
	Oasis Petroleum, Inc. 7.25%, due 2/1/19	9,740,000	10,567,900
	PDC Energy, Inc. 7.75%, due 10/15/22 (c)	5,435,000	5,761,100
	Penn Virginia Corp.
	7.25%, due 4/15/19	3,855,000	3,845,363
	10.375%, due 6/15/16	3,910,000	4,154,375
	PetroHawk Energy Corp.
	7.25%, due 8/15/18	4,285,000	4,794,679
	10.50%, due 8/1/14	1,410,000	1,490,983
	PetroQuest Energy, Inc. 10.00%, due 9/1/17	9,935,000	10,655,287
	Quicksilver Resources, Inc. 11.75%, due 1/1/16	7,225,000	7,369,500
	Range Resources Corp.
	5.00%, due 8/15/22	1,660,000	1,693,200
	5.00%, due 3/15/23 (c)	5,550,000	5,674,875
	8.00%, due 5/15/19	2,980,000	3,263,100
	Rex Energy Corp. 8.875%, due 12/1/20 (c)	6,340,000	6,720,400
	SM Energy Co.
	6.50%, due 11/15/21	2,895,000	3,162,788
	6.625%, due 2/15/19	3,795,000	4,070,138
	Stone Energy Corp.
	7.50%, due 11/15/22	4,500,000	4,916,250
	8.625%, due 2/1/17	2,400,000	2,592,000
	W&T Offshore, Inc.
	8.50%, due 6/15/19	8,170,000	8,884,875
	Whiting Petroleum Corp.
	6.50%, due 10/1/18	7,315,000	7,863,625
	7.00%, due 2/1/14	7,891,000	8,196,776
	WPX Energy, Inc. 6.00%, due 1/15/22	5,365,000	5,619,837
			240,846,928
	Oil & Gas Services 0.9%
	American Petroleum Tankers LLC / AP Tankers Co. 10.25%, due 5/1/15	4,168,000	4,303,460
	Expro Finance Luxembourg SCA 8.50%, due 12/15/16 (c)	7,778,000	8,244,680
	Hiland Partners, L.P. / Hiland Partners Finance Corp. 7.25%, due 10/1/20 (c)	3,560,000	3,889,300
	Pioneer Energy Services Corp. 9.875%, due 3/15/18	7,900,000	8,650,500
			25,087,940
	Packaging & Containers 1.8%
	AEP Industries, Inc. 8.25%, due 4/15/19	8,490,000	9,232,875
	Ball Corp.
	5.00%, due 3/15/22	3,780,000	3,931,200
	6.75%, due 9/15/20	835,000	920,587
	7.125%, due 9/1/16	2,790,000	2,950,425
	Greif, Inc. 6.75%, due 2/1/17	3,324,000	3,706,260
	Owens-Brockway Glass Container, Inc. 7.375%, due 5/15/16	1,750,000	2,012,500
	Plastipak Holdings, Inc. 10.625%, due 8/15/19 (c)	10,148,000	11,619,460
	Silgan Holdings, Inc. 5.00%, due 4/1/20	6,900,000	7,089,750
	Tekni-Plex, Inc. 9.75%, due 6/1/19 (c)	6,480,000	7,160,400
			48,623,457
	Pharmaceuticals 1.9%
	BioScrip, Inc. 10.25%, due 10/1/15	3,805,000	4,014,275
	Endo Health Solutions, Inc.
	7.00%, due 7/15/19	1,215,000	1,298,531
	7.00%, due 12/15/20	1,275,000	1,361,063
	Grifols, Inc. 8.25%, due 2/1/18	7,400,000	8,140,000
	Lantheus Medical Imaging, Inc. 9.75%, due 5/15/17	7,645,000	7,587,662
	Mylan, Inc. 7.625%, due 7/15/17 (c)	2,075,000	2,306,674
	NBTY, Inc. 9.00%, due 10/1/18	6,150,000	6,872,625
	Valeant Pharmaceuticals International
	6.375%, due 10/15/20 (c)	2,550,000	2,688,656
	6.50%, due 7/15/16 (c)	4,485,000	4,681,219
	6.75%, due 10/1/17 (c)	1,765,000	1,895,169
	6.75%, due 8/15/21 (c)	1,435,000	1,528,275
	6.875%, due 12/1/18 (c)	1,400,000	1,504,125
	7.00%, due 10/1/20 (c)	80,000	86,200
	VPI Escrow Corp. 6.375%, due 10/15/20 (c)	5,095,000	5,368,856
	Warner Chilcott Co., LLC / Warner Chilcott Co., LLC 7.75%, due 9/15/18	2,435,000	2,602,406
			51,935,736
	Pipelines 1.9%
	ANR Pipeline Co.
	7.375%, due 2/15/24	395,000	522,683
	9.625%, due 11/1/21	5,950,000	8,935,109
	Atlas Pipeline Partners, L.P. / Atlas Pipeline Finance Corp. 6.625%, due 10/1/20 (c)	6,235,000	6,499,988
	Chesapeake Midstream Partners, L.P. / CHKM Finance Corp. 6.125%, due 7/15/22	2,320,000	2,488,200
	Copano Energy LLC / Copano Energy Finance Corp.
	7.125%, due 4/1/21	6,880,000	7,946,400
	7.75%, due 6/1/18	7,365,000	7,724,044
	Inergy Midstream, L.P. / NRGM Finance Corp. 6.00%, due 12/15/20 (c)	2,915,000	3,031,600
	MarkWest Energy Partners, L.P. / MarkWest Energy Finance Corp.
	4.50%, due 7/15/23	3,000,000	2,936,250
	6.75%, due 11/1/20	6,940,000	7,581,950
	Northwest Pipeline Corp. 7.125%, due 12/1/25	2,195,000	2,843,278
			50,509,502
	Real Estate 0.5%
	CBRE Services, Inc. 5.00%, due 3/15/23	5,275,000	5,334,344
	Crescent Resources LLC / Crescent Ventures, Inc. 10.25%, due 8/15/17 (c)	3,290,000	3,602,550
	Mattamy Group Corp. 6.50%, due 11/15/20 (c)	4,545,000	4,533,637
			13,470,531
	Real Estate Investment Trusts 1.3%
	Corrections Corporation of America 7.75%, due 6/1/17	1,455,000	1,527,750
	Felcor Lodging, L.P. 5.625%, due 3/1/23 (c)	870,000	886,313
	Geo Group, Inc. (The) 6.625%, due 2/15/21	5,556,000	6,104,655
	Host Hotels & Resorts, L.P.
	4.75%, due 3/1/23	7,510,000	8,073,250
	5.25%, due 3/15/22	4,055,000	4,501,050
	5.875%, due 6/15/19	385,000	423,019
	6.00%, due 10/1/21	1,070,000	1,237,187
	Series Q 6.75%, due 6/1/16	6,463,000	6,584,181
	Sabra Health Care, L.P. / Sabra Capital Corp. 8.125%, due 11/1/18	4,230,000	4,594,837
	Weyerhaeuser Co. 6.875%, due 12/15/33	495,000	600,727
			34,532,969
	Retail 3.2%
	AmeriGas Finance LLC / AmeriGas Finance Corp. 6.75%, due 5/20/20	1,970,000	2,142,375
	AmeriGas Partners, L.P. / AmeriGas Finance Corp.
	6.25%, due 8/20/19	2,180,000	2,321,700
	6.50%, due 5/20/21	1,685,000	1,794,525
	Asbury Automotive Group, Inc.
	7.625%, due 3/15/17	2,864,000	2,946,369
	8.375%, due 11/15/20	7,476,000	8,373,120
	AutoNation, Inc. 6.75%, due 4/15/18	5,495,000	6,250,562
	DineEquity, Inc. 9.50%, due 10/30/18	17,045,000	19,431,300
	J.C. Penney Corp., Inc. 7.125%, due 11/15/23	1,930,000	1,823,850
	L Brands, Inc.
	5.625%, due 2/15/22	970,000	1,028,200
	6.625%, due 4/1/21	3,610,000	4,079,300
	8.50%, due 6/15/19	1,555,000	1,908,763
	Penske Automotive Group, Inc. 5.75%, due 10/1/22 (c)	7,680,000	8,006,400
	PVH Corp.
	4.50%, due 12/15/22	798,000	786,030
	7.375%, due 5/15/20	2,540,000	2,832,100
	Radio Systems Corp. 8.375%, due 11/1/19 (c)	4,100,000	4,335,750
	Sally Holdings LLC / Sally Capital, Inc.
	5.75%, due 6/1/22	3,075,000	3,209,531
	6.875%, due 11/15/19	3,860,000	4,274,950
	Sonic Automotive, Inc.
	7.00%, due 7/15/22	3,300,000	3,642,375
	9.00%, due 3/15/18	5,640,000	6,204,000
			85,391,200
	Retail - Food 0.3%
	Susser Holdings LLC / Susser Finance Corp. 8.50%, due 5/15/16	7,468,000	7,841,400

	Semiconductors 0.1%
	MEMC Electronic Materials, Inc. 7.75%, due 4/1/19	2,900,000	2,682,500

	Shipbuilding 0.2%
	Huntington Ingalls Industries, Inc.
	6.875%, due 3/15/18	2,245,000	2,441,437
	7.125%, due 3/15/21	1,825,000	1,984,688
			4,426,125
	Software 0.4%
	Fidelity National Information Services, Inc.
	7.625%, due 7/15/17	3,245,000	3,472,150
	7.875%, due 7/15/20	955,000	1,076,763
	Legend Acquisition Sub, Inc. 10.75%, due 8/15/20 (c)	1,781,000	1,531,660
	Nuance Communications, Inc. 5.375%, due 8/15/20 (c)	4,190,000	4,242,375
			10,322,948
	Special Purpose Entity 0.2%
	Rivers Pittsburgh Borrower L.P. / Rivers Pittsburgh Finance Corp. 9.50%, due 6/15/19 (c)	5,802,000	6,338,685

	Storage & Warehousing 1.0%
¤	Algeco Scotsman Global Finance PLC
	8.50%, due 10/15/18 (c)	13,090,000	14,039,025
	10.75%, due 10/15/19 (c)	11,405,000	11,804,175
	Mobile Mini, Inc. 7.875%, due 12/1/20	280,000	311,500
			26,154,700
	Telecommunications 7.1%
	Crown Castle International Corp.
	5.25%, due 1/15/23	11,845,000	12,052,287
	7.125%, due 11/1/19	6,835,000	7,467,237
	DigitalGlobe, Inc. 5.25%, due 2/1/21 (c)	4,275,000	4,248,281
	Frontier Communications Corp. 9.25%, due 7/1/21	4,300,000	4,934,250
	GCI, Inc.
	6.75%, due 6/1/21	4,300,000	4,031,250
	8.625%, due 11/15/19	3,025,000	3,191,375
	Hughes Satellite Systems Corp.
	6.50%, due 6/15/19	4,710,000	5,169,225
	7.625%, due 6/15/21	5,860,000	6,702,375
	Intelsat Jackson Holdings S.A.
	7.25%, due 4/1/19	5,295,000	5,784,787
	7.25%, due 10/15/20	7,780,000	8,548,275
	7.50%, due 4/1/21	3,665,000	4,077,313
	Intelsat Luxembourg S.A.
	7.75%, due 6/1/21 (c)	4,560,000	4,639,800
	8.125%, due 6/1/23 (c)	2,315,000	2,352,619
	11.25%, due 2/4/17	1,894,000	2,017,110
	Lynx I Corp. 5.375%, due 4/15/21 (c)	7,765,000	8,075,600
	Lynx II Corp. 6.375%, due 4/15/23 (c)	600,000	628,500
¤	MetroPCS Wireless, Inc.
	6.25%, due 4/1/21 (c)	6,960,000	7,081,800
	6.625%, due 4/1/23 (c)	21,505,000	21,935,100
	NII International Telecom Sarl 11.375%, due 8/15/19 (c)	9,600,000	10,032,000
	Sable International Finance, Ltd.
	7.75%, due 2/15/17 (c)	8,380,000	8,903,750
	8.75%, due 2/1/20 (c)	3,600,000	4,068,000
	Satelites Mexicanos S.A. de C.V. 9.50%, due 5/15/17	7,940,000	8,416,400
	SBA Telecommunications, Inc.
	5.75%, due 7/15/20 (c)	3,750,000	3,900,000
	8.25%, due 8/15/19	2,538,000	2,798,145
¤	Sprint Capital Corp.
	6.875%, due 11/15/28	15,020,000	15,357,950
	8.75%, due 3/15/32	5,920,000	7,059,600
	Sprint Nextel Corp.
	6.00%, due 11/15/22	3,210,000	3,298,275
	9.125%, due 3/1/17	3,765,000	4,452,113
	tw telecom holdings, Inc. 5.375%, due 10/1/22	3,600,000	3,753,000
	Virgin Media Finance PLC 8.375%, due 10/15/19	4,455,000	4,978,463
	Virgin Media Secured Finance PLC 5.25%, due 1/15/21	1,878,000	1,966,638
			191,921,518
	Transportation 1.0%
	Florida East Coast Holdings Corp. 10.50%, due 8/1/17 (d)	1,141,740	1,190,264
	Florida East Coast Railway Corp. 8.125%, due 2/1/17	12,842,000	13,773,045
	Syncreon Global Ireland, Ltd. / Syncreon Global Finance US, Inc. 9.50%, due 5/1/18 (c)	11,270,000	11,974,375
			26,937,684
	Trucking & Leasing 0.4%
	NESCO LLC / NESCO Holdings Corp. 11.75%, due 4/15/17 (c)	4,530,000	4,983,000
	TRAC Intermodal LLC / TRAC Intermodal Corp. 11.00%, due 8/15/19 (c)	5,690,000	6,074,075
			11,057,075
	Vitamins & Nutrition Products 0.4%
	Alphabet Holding Co., Inc. 7.75%, due 11/1/17 (c)(d)	10,615,000	11,066,138

	Total Corporate Bonds (Cost $2,272,958,419)		2,427,494,194

	Loan Assignments & Participations 1.8% (i)
	Auto Manufacturers 0.2%
	Chrysler Group LLC Term Loan B 6.00%, due 5/24/17	4,454,660	4,538,185

	Finance 0.5%
	JG Wentworth, LLC New Term Loan 9.00%, due 1/22/18	6,300,000	6,268,500
	Ocwen Financial Corp. Term Loan 5.00%, due 2/15/18	5,240,000	5,318,600
			11,587,100
	Finance - Investment Banker/Broker 0.1%
	VFH Parent LLC Term Loan 5.769%, due 7/8/16	3,086,524	3,114,818

	Finance - Other Services 0.2%
	BATS Global Markets, Inc. Term Loan 7.00%, due 12/14/18	5,775,000	5,789,437

	Lodging 0.3%
	Cannery Casino Resorts LLC
	New Term Loan B 6.00%, due 10/2/18	2,487,500	2,530,255
	New 2nd Lien Term Loan 10.00%, due 10/2/19	5,875,000	5,669,375
			8,199,630
	Media 0.1%
	ProQuest Co. Term Loan B 6.00%, due 4/13/18	3,286,800	3,319,668

	Metal Fabricate & Hardware 0.2%
	Neenah Corp. Exit Term Loan 11.00%, due 1/29/15 (a)(e)	5,895,000	5,895,000

	Miscellaneous - Manufacturing 0.2%
	FGI Operating Co. LLC Term Loan 5.50%, due 4/19/19	5,363,810	5,377,220

	Total Loan Assignments & Participations (Cost $47,012,940)		47,821,058

	Yankee Bonds 0.9% (j)
	Forest Products & Paper 0.4%
	Smurfit Kappa Treasury Funding Ltd. 7.50%, due 11/20/25	8,835,000	9,718,500

	Insurance 0.4%
	Fairfax Financial Holdings, Ltd.
	7.375%, due 4/15/18	3,015,000	3,521,813
	7.75%, due 7/15/37	420,000	483,052
	8.30%, due 4/15/26	4,645,000	5,789,667
			9,794,532
	Mining 0.1%
	Thompson Creek Metals Co., Inc. 9.75%, due 12/1/17	3,420,000	3,710,700

	Total Yankee Bonds (Cost $18,733,159)		23,223,732

	Total Long-Term Bonds (Cost $2,353,918,752)		2,514,529,319

		Shares	Value
	Common Stocks 1.0%
	Auto Parts & Equipment 0.0%‡
	Lear Corp.	1,820	99,863

	Coal 0.0%‡
	Upstate NY Power Producers (a)(b)(e)	19,474	331,058

	Entertainment 0.0%‡
	Affinity Gaming LLC (b)(e)	75,000	956,250

	Media 0.0%‡
	Adelphia Contingent Value Vehicle (a)(b)(e)(h)	2,207,279	22,073

	Metal Fabricate & Hardware 0.1%
	Neenah Enterprises, Inc. (a)(e)(h)	230,859	2,056,954

	Mining 0.3%
	Goldcorp, Inc.	211,500	7,112,745

	Telecommunications 0.6%
	MetroPCS Communications, Inc. (h)	1,451,122	15,817,230

	Total Common Stocks (Cost $27,381,191)		26,396,173

	Preferred Stock 0.1%
	Savings & Loans 0.1%
	GMAC Capital Trust I 8.125%	124,200	3,378,240

	Total Preferred Stock (Cost $3,028,995)		3,378,240

		Number of Warrants	Value
	Warrants 0.0%‡
	Auto Parts & Equipment 0.0%‡
	Lear Corp. Expires 11/9/14 (e)(h)	203	22,510

	Food 0.0%‡
	ASG Corp. Expires 5/15/18 (b)(e)(h)	3,370	387,550

	Media 0.0%‡
	ION Media Networks, Inc.
	Second Lien Expires 12/18/39 (a)(b)(e)(h)	365	4
	Unsecured Debt Expires 12/18/16 (a)(b)(e)(h)	360	3
			7
	Total Warrants (Cost $1,099)		410,067

		Principal Amount	Value
	Short-Term Investment 3.7%
	Repurchase Agreement 3.7%
	State Street Bank and Trust Co. 0.01%, dated 3/28/13 due 4/1/13 Proceeds at Maturity $99,648,210 (Collateralized by a Federal Home Loan Mortgage Corp. security with a rate of 2.06% and a maturity date of 10/17/22, with a Principal Amount of $102,505,000 and a Market Value of $101,644,266)	$99,648,100	99,648,100
	Total Short-Term Investment (Cost $99,648,100)		99,648,100
	Total Investments (Cost $2,483,978,137) (k)	98.5%	2,644,361,899
	Other Assets, Less Liabilities	1.5	39,461,285
	Net Assets	100.0%	$2,683,823,184

¤	Among the Portfolio's 10 largest holdings or issuers held, as of March 28, 2013, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	Fair valued security. The total market value of these securities as of March 28, 2013 is $26,945,919, which represents 1.0% of the Portfolio's net assets.
(b)	Restricted security.
(c)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(d)	PIK ("Payment in Kind") - interest or dividend payment is made with additional securities.
(e)	Illiquid security. The total market value of these securities as of March 28, 2013 is $32,609,748, which represents 1.2% of the Portfolio's net assets.
(f)	Floating rate - Rate shown is the rate in effect as of March 28, 2013.
(g)	Issue in default.
(h)	Non-income producing security.
(i)	Floating Rate Loan - generally pays interest at rates which are periodically re-determined at a margin above the London InterBank Offered Rate or other short-term rates. The rate shown is the rate(s) in effect as of March 28, 2013.
(j)	Yankee Bond - Dollar-denominated bond issued in the United States by a foreign bank or corporation.
(k)	As of March 28, 2013, cost is $2,484,169,996 for federal income tax purposes and net unrealized appreciation is as follows:

Gross unrealized appreciation	$167,842,461
Gross unrealized depreciation	(7,650,558)
Net unrealized appreciation	$160,191,903

The following is a summary of the fair valuations according to the inputs used as of March 28, 2013, for valuing the Portfolio's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Investments in Securities (a)
Long-Term Bonds
Convertible Bonds (b)	$—	$14,069,446	$1,920,889		$15,990,335
Corporate Bonds (c)	—	2,410,774,256	16,719,938		2,427,494,194
Loan Assignments & Participations (d)	—	29,868,121	17,952,937	(e)	47,821,058
Yankee Bonds	—	23,223,732	—		23,223,732
Total Long-Term Bonds	—	2,477,935,555	36,593,764		2,514,529,319
Common Stocks (f)	23,986,088	—	2,410,085		26,396,173
Preferred Stock	3,378,240	—	—		3,378,240
Warrants (g)	410,060	—	7		410,067
Short-Term Investment
Repurchase Agreement	—	99,648,100	—		99,648,100
Total Investments in Securities	$27,774,388	$2,577,583,655	$39,003,856		$2,644,361,899

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The Level 3 securities valued at $1,919,799 and $1,090 are held in Coal and Internet within the Convertible Bonds section of the Portfolio of Investments.
(c)	The Level 3 securities valued at $138,880, $10,218,058 and $6,363,000 are held in Commercial Services, Entertainment and Food, respectively, within the Corporate Bonds section of the Portfolio of Investments.
(d)	The Level 3 security valued at $5,895,000 is held in Metal Fabricate & Hardware within the Loan Assignments & Participations section of the Portfolio of Investments.
(e)	Includes $6,268,500 and $5,789,437 of Level 3 securities held in Finance and Finance-Other Services which represent Loan Assignments & Participations whose value was obtained from an independent pricing service which utilized a single broker quote to determine such value with significant unobservable inputs.
(f)	The Level 3 securities valued at $331,058, $22,073 and $2,056,954 are held in Coal, Media and Metal Fabricate & Hardware, respectively, within the Common Stocks section of the Portfolio of Investments.
(g)	The Level 3 securities valued at $7 are held in Media within the Warrants section of the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

During the period ended March 28, 2013, a security within loan assignments and participations with a total value of $5,640,000 transferred from Level 2 to Level 3. The transfer occurred as a result of the value for certain loans obtained from the independent pricing service which were derived based on single broker quote. (See Note 2)

During the period ended March 28, 2013, a security within loan assignments and participations with a total value of $3,208,275 transferred from Level 3 to Level 2. The transfer occurred as a result of the loan being valued by an independent pricing service utilizing the average of multiple quotations. The valuation of the loan was obtained from the independent pricing service utilizing a single broker quote with significant unobservable inputs as of December 31, 2012.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of December 31, 2012	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales		Transfers into Level 3	Transfers out of Level 3	Balance as of March 28, 2013	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at March 28, 2013
Long-Term Bonds
Convertible Bonds
Coal	$1,919,799	$-	$-	$-	$-	$-		$-	$-	$1,919,799	$-
Internet	1,090	-	-	-	-	-		-	-	1,090	-
Corporate Bonds
Auto Parts & Equipment	4,022	-	-	(4,022)	-	-		-	-	-	-
Commercial Services	138,880	-	-	-	-	-		-	-	138,880	-
Electric	599,422	-	(90,791)	-	-	(508,631	)(a)	-	-	-	-
Entertainment	10,256,032	2,755	5,769	7,751	-	(54,249	)(a)	-	-	10,218,058	(2,754)
Food	6,394,500	-	-	(31,500)	-	-		-	-	6,363,000	(31,500)
Loan Assignments & Participations
Apparel	2,703,750	102	101,666	(101,768)	-	(2,703,750	)(a)	-	-	-	-
Finance	1,830,707	5,486		157,069	6,079,500	(1,804,262	)(a)	-	-	6,268,500	157,069
Finance - Other Services	-	11,657	13,069	349,711	-	(225,000	)(a)	5,640,000		5,789,437	349,712
Lodging	3,208,275	-	-	-	-	-		-	(3,208,275)	-	-
Metal Fabricate & Hardware	5,910,000	-	-	-	-	(15,000	)(a)	-	-	5,895,000	-
Common Stocks
Coal	331,058	-	-	-	-	-		-	-	331,058	-
Media	22,073	-	-	-	-	-		-	-	22,073	-
Metal, Fabricate & Hardware	1,371,302	-	-	685,652	-	-		-	-	2,056,954	685,651
Warrants
Media	7	-	-	-	-	-		-	-	7	-
Total	$34,690,917	$20,000	$29,713	$1,062,893	$6,079,500	$(5,310,892)		$5,640,000	$(3,208,275)	$39,003,856	$1,158,178

(a) Sales include principal reductions.

As of March 28, 2013, the Portfolio held the following restricted securities:

		Principal
		Amount/
		Number of
	Date(s) of	Warrants/			3/28/13	Percent of
Security	Acquisition	Shares	Cost		Value	Net Assets
Adelphia Contingent Value Vehicle
Common Stock	5/17/02	2,207,279	$690,475		$22,073	0.0	%‡
Affinity Gaming LLC
Common Stock	10/24/12	75,000	843,750		956,250	0.0	‡
ASG Corp.
Warrant Expires 5/15/18	4/30/10	3,370	-		387,550	0.0	‡
At Home Corp.
Convertible Bond 0.525%, due 12/28/18	8/31/01	$1,869,975	0	(a)	187	0.0	‡
Convertible Bond 4.75%, due 12/31/49	8/27/01	$9,032,054	58,488		903	0.0	‡
ION Media Networks, Inc.
Warrant, Second Lien, Expires 12/18/39	12/20/10	365	-		4	0.0	‡
Warrant, Unsecured Debt, Expires 12/18/16	3/12/10	360	1,099		3	0.0	‡
Quebecor World, Inc. (Litigation Recovery Trust - Escrow Shares)
Corporate Bond 6.50%	1/23/08	$150,000	-		2,400	0.0	‡
Corporate Bond 9.75%	1/23/08	$8,530,000	-		136,480	0.0	‡
Somerset Cayuga Holding Co., Inc.
Convertible Bond 20.00%, due 6/15/17	6/29/12-12/15/12	$1,422,073	1,432,200		1,919,799	0.1
Sterling Entertainment Enterprise, LLC
Corporate Bond 9.75%, due 12/31/19	12/21/12	$10,000,000	10,000,000		10,000,000	0.4
TreeHouse Foods, Inc.
Corporate Bond 6.03%, due 9/30/13	2/19/10-2/24/10	$6,300,000	6,205,500		6,363,000	0.2
Upstate NY Power Producers
Common Stock	6/29/12	19,474	331,050		331,058	0.0	‡
Total			$19,562,562		$20,119,707	0.7%

‡ Less than one-tenth of a percent.

(a) Less than one dollar.

MainStay VP ICAP Select Equity Portfolio

Portfolio of Investments March 28, 2013 (Unaudited)

		Shares	Value
	Common Stocks 96.0% †
	Aerospace & Defense 3.7%
¤	Honeywell International, Inc.	584,650	$44,053,377

	Auto Components 3.6%
	Johnson Controls, Inc.	1,196,300	41,954,241

	Beverages 2.3%
	Coca-Cola Co. (The)	656,800	26,560,992

	Chemicals 3.9%
	Monsanto Co.	292,600	30,907,338
	Mosaic Co. (The)	257,850	15,370,438
			46,277,776
	Commercial Banks 1.8%
	BB&T Corp.	662,250	20,788,028

	Communications Equipment 3.7%
	Cisco Systems, Inc.	2,067,750	43,236,652

	Consumer Finance 2.9%
	Capital One Financial Corp.	631,200	34,684,440

	Diversified Financial Services 5.8%
	Citigroup, Inc.	798,150	35,310,156
	JPMorgan Chase & Co.	708,100	33,606,426
			68,916,582
	Energy Equipment & Services 2.9%
	Halliburton Co.	850,950	34,386,890

	Food & Staples Retailing 2.3%
	CVS Caremark Corp.	491,300	27,016,587

	Health Care Equipment & Supplies 6.8%
¤	Baxter International, Inc.	595,550	43,260,752
	Covidien PLC	538,800	36,552,192
			79,812,944
	Health Care Providers & Services 2.3%
	McKesson Corp.	249,600	26,946,816

	Hotels, Restaurants & Leisure 3.1%
	McDonald's Corp.	366,500	36,536,385

	Industrial Conglomerates 5.0%
¤	General Electric Co.	2,532,200	58,544,464

	Insurance 1.9%
	MetLife, Inc.	586,625	22,303,483

	Media 8.7%
¤	Time Warner, Inc.	997,974	57,503,262
¤	Viacom, Inc. Class B	736,300	45,333,991
			102,837,253
	Metals & Mining 2.0%
	Barrick Gold Corp.	809,150	23,789,010

	Oil, Gas & Consumable Fuels 10.5%
	Encana Corp.	898,550	17,485,783
¤	Exxon Mobil Corp.	611,350	55,088,748
	Marathon Oil Corp.	884,550	29,827,026
	Southwestern Energy Co. (a)	577,050	21,500,883
			123,902,440
	Pharmaceuticals 11.7%
¤	Johnson & Johnson	700,900	57,144,377
¤	Pfizer, Inc.	2,824,300	81,509,298
			138,653,675
	Semiconductors & Semiconductor Equipment 4.5%
¤	Texas Instruments, Inc.	1,505,683	53,421,633

	Software 2.3%
	Adobe Systems, Inc. (a)	633,050	27,544,006

	Wireless Telecommunication Services 4.3%
¤	Vodafone Group PLC, Sponsored ADR	1,778,750	50,534,287

	Total Common Stocks (Cost $911,539,609)		1,132,701,961

	Principal Amount	Value
Short-Term Investment 3.0%
Repurchase Agreement 3.0%
State Street Bank and Trust Co. 0.01%, dated 3/28/13 due 4/1/13 Proceeds at Maturity $35,279,438 (Collateralized by a Federal Home Loan Mortgage Corp. security with a rate of 2.10% and a maturity date of 10/17/22, with a Principal Amount of $36,315,000 and a Market Value of $35,986,422)	$35,279,399	35,279,399
Total Short-Term Investment (Cost $35,279,399)		35,279,399
Total Investments (Cost $946,819,008) (b)	99.0%	1,167,981,360
Other Assets, Less Liabilities	1.0	11,984,739
Net Assets	100.0%	$1,179,966,099

¤	Among the Portfolio's 10 largest holdings, as of March 28, 2013, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Portfolio net assets.
(a)	Non-income producing security.
(b)	As of March 28, 2013, cost is $949,710,534 for federal income tax purposes and net unrealized appreciation is as follows:

Gross unrealized appreciation	$231,794,362
Gross unrealized depreciation	(13,523,536)
Net unrealized appreciation	$218,270,826

The following abbreviation is used in the above portfolio:
ADR	-American Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of March 28, 2013, for valuing the Portfolio's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$1,132,701,961	$—	$—	$1,132,701,961
Short-Term Investment
Repurchase Agreement	—	35,279,399	—	35,279,399
Total Investments in Securities	$1,132,701,961	$35,279,399	$—	$1,167,981,360

(a)  For a complete listing of investments and their industries, see the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

For the period ended March 28, 2013, the Portfolio did not have any transfers between Level 1 and Level 2 fair value measurements.

As of March 28, 2013, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

MainStay VP Income Builder Portfolio

Portfolio of Investments March 28, 2013 (Unaudited)

		Principal Amount	Value
	Long-Term Bonds 44.3%†
	Asset-Backed Securities 2.0%
	Airlines 0.5%
	Northwest Airlines, Inc. Series 2007-1, Class A 7.027%, due 5/1/21	$1,381,317	$1,560,888

	Home Equity 1.4%
	Carrington Mortgage Loan Trust Series 2006-NC4, Class A5 0.264%, due 10/25/36 (a)(b)	450,508	370,135
	Citigroup Mortgage Loan Trust Series 2007-AHL2, Class A3A 0.274%, due 5/25/37 (a)(b)	553,561	416,554
	GSAA Home Equity Trust Series 2006-14, Class A1 0.254%, due 9/25/36 (a)(b)	2,730,897	1,364,058
	HSI Asset Securitization Corp. Trust Series 2007-NC1, Class A1 0.304%, due 4/25/37 (a)(b)	329,420	290,152
	JP Morgan Mortgage Acquisition Corp. Series 2007-HE1, Class AF1 0.304%, due 3/25/47 (a)(b)	478,924	419,050
	Master Asset Backed Securities Trust Series 2006-HE4, Class A1 0.254%, due 11/25/36 (a)(b)	347,321	155,530
	Merrill Lynch Mortgage Investors Trust Series 2007-MLN1, Class A2A 0.314%, due 3/25/37 (a)(b)	1,562,024	1,077,798
	Soundview Home Equity Loan Trust Series 2006-EQ2, Class A2 0.314%, due 1/25/37 (a)(b)	580,826	371,978
	Specialty Underwriting & Residential Finance Series 2006-BC4, Class A2B 0.314%, due 9/25/37 (a)(b)	471,117	403,600
			4,868,855
	Student Loans 0.1%
	Keycorp Student Loan Trust Series 2000-A, Class A2 0.608%, due 5/25/29 (a)	534,831	493,598

	Total Asset-Backed Securities (Cost $6,932,019)		6,923,341

	Corporate Bonds 37.6%
	Aerospace & Defense 0.4%
	BAE Systems Holdings, Inc. 5.20%, due 8/15/15 (c)	1,325,000	1,438,677

	Agriculture 0.1%
	Lorillard Tobacco Co. 8.125%, due 6/23/19	165,000	209,918

	Airlines 1.0%
	Continental Airlines, Inc.
	Series A 7.25%, due 5/10/21	394,461	460,533
	7.875%, due 1/2/20	929,465	985,233
	U.S. Airways Group, Inc. Series A 6.25%, due 10/22/24	677,372	751,883
	U.S. Airways, Inc. Class A Series 2012-1, Pass Through Trust 5.90%, due 4/1/26	1,080,000	1,206,900
			3,404,549
	Auto Manufacturers 0.8%
	Chrysler Group LLC / CG Co-Issuer, Inc. 8.25%, due 6/15/21	900,000	1,004,625
	Ford Motor Co.
	6.625%, due 10/1/28	500,000	576,326
	7.45%, due 7/16/31	455,000	575,446
	Navistar International Corp. 8.25%, due 11/1/21	675,000	687,656
			2,844,053
	Auto Parts & Equipment 0.5%
	Continental Rubber of America Corp. 4.50%, due 9/15/19 (c)	950,000	971,375
	Goodyear Tire & Rubber Co. (The)
	6.50%, due 3/1/21	300,000	309,375
	8.25%, due 8/15/20	525,000	580,781
			1,861,531
	Banks 4.1%
	AgriBank FCB 9.125%, due 7/15/19	200,000	269,593
	Banco Santander Mexico S.A. Institucion De Banca Multiple Grupo Financiero Santand 4.125%, due 11/9/22 (c)	1,000,000	1,005,000
	Bank of America Corp.
	6.50%, due 8/1/16	50,000	57,584
	7.625%, due 6/1/19	680,000	863,789
	8.00%, due 12/31/49 (a)	1,000,000	1,123,800
	Bank of America NA 6.00%, due 10/15/36	990,000	1,186,356
	BBVA Bancomer S.A. 6.75%, due 9/30/22 (c)	875,000	999,687
	CIT Group, Inc.
	4.25%, due 8/15/17	200,000	209,000
	5.00%, due 5/15/17	765,000	820,462
	Citigroup, Inc.
	3.375%, due 3/1/23	795,000	801,387
	8.50%, due 5/22/19	87,500	116,572
	Discover Bank 8.70%, due 11/18/19	795,000	1,062,273
	Goldman Sachs Group, Inc. (The) 3.625%, due 1/22/23	1,330,000	1,339,354
	HSBC Holdings PLC 5.10%, due 4/5/21	40,000	46,219
	JPMorgan Chase & Co. 7.90%, due 12/31/49 (a)	1,450,000	1,665,802
	LBG Capital No.1 PLC 8.00%, due 12/31/49 (a)(c)	725,000	773,197
	Morgan Stanley 4.875%, due 11/1/22	495,000	524,755
	Royal Bank of Scotland Group PLC 6.40%, due 10/21/19	355,000	423,840
	UBS A.G. 3.875%, due 1/15/15	150,000	158,353
	Wells Fargo & Co. 7.98%, due 12/31/49 (a)	800,000	923,000
			14,370,023
	Biotechnology 0.4%
	Amgen, Inc. 5.85%, due 6/1/17	1,250,000	1,476,561

	Building Materials 1.2%
	Desarrolladora Homex S.A.B. de C.V. 9.50%, due 12/11/19 (c)	750,000	641,250
	Urbi Desarrollos Urbanos S.A.B. de C.V. 9.50%, due 1/21/20 (c)	750,000	457,500
¤	USG Corp.
	6.30%, due 11/15/16	2,265,000	2,400,900
	9.75%, due 1/15/18	545,000	645,825
			4,145,475
	Chemicals 0.7%
	Dow Chemical Co. (The)
	4.125%, due 11/15/21	710,000	760,083
	8.55%, due 5/15/19	140,000	188,184
	Hexion U.S. Finance Corp. 6.625%, due 4/15/20	780,000	781,950
	Rockwood Specialties Group, Inc. 4.625%, due 10/15/20	675,000	691,875
			2,422,092
	Coal 0.1%
	Alpha Natural Resources, Inc.
	6.00%, due 6/1/19	525,000	484,313
	6.25%, due 6/1/21	50,000	45,000
			529,313
	Commercial Services 1.3%
	Avis Budget Car Rental LLC / Avis Budget Finance, Inc.
	5.50%, due 4/1/23 (c)	905,000	902,737
	9.625%, due 3/15/18	1,010,000	1,140,048
	Hertz Corp. (The)
	5.875%, due 10/15/20	277,000	292,235
	7.375%, due 1/15/21	1,200,000	1,335,000
	Quebecor World, Inc. (Litigation Recovery Trust - Escrow Shares) 9.75%, due 8/1/49 (c)(d)(e)(f)	70,000	1,120
	United Rentals North America, Inc. 8.375%, due 9/15/20	725,000	808,375
			4,479,515
	Computers 0.6%
	NCR Corp. 5.00%, due 7/15/22 (c)	1,205,000	1,208,013
	SunGard Data Systems, Inc.
	6.625%, due 11/1/19 (c)	600,000	619,500
	7.375%, due 11/15/18	350,000	374,500
			2,202,013
	Cosmetics & Personal Care 0.2%
	Albea Beauty Holdings S.A. 8.375%, due 11/1/19 (c)	800,000	852,000

	Diversified Financial Services 0.6%
	Alterra Finance LLC 6.25%, due 9/30/20	75,000	88,224
	GE Capital Trust II 5.50%, due 9/15/67 (a)	€410,000	527,034
	General Electric Capital Corp. 6.50%, due 9/15/67 (a)	£490,000	780,833
	TNK-BP Finance S.A. 7.25%, due 2/2/20 (c)	$560,000	672,000
			2,068,091
	Electric 1.1%
	Abu Dhabi National Energy Co. 3.625%, due 1/12/23 (c)	980,000	987,350
	CMS Energy Corp.
	5.05%, due 3/15/22	335,000	385,617
	6.25%, due 2/1/20	90,000	109,740
	Energy Future Intermediate Holding Co. LLC / EFIH Finance, Inc. 10.00%, due 12/1/20	709,000	803,829
	Great Plains Energy, Inc. 5.292%, due 6/15/22 (g)	500,000	567,448
	Puget Energy, Inc. 5.625%, due 7/15/22	350,000	385,534
	Wisconsin Energy Corp. 6.25%, due 5/15/67 (a)	681,520	739,790
			3,979,308
	Engineering & Construction 0.2%
	Mastec, Inc. 4.875%, due 3/15/23	785,000	777,150

	Entertainment 0.3%
	Mohegan Tribal Gaming Authority 10.50%, due 12/15/16 (c)	945,000	930,825

	Finance - Auto Loans 0.3%
	Banque PSA Finance S.A. 5.75%, due 4/4/21 (c)	800,000	786,976
	Ford Motor Credit Co. LLC 5.875%, due 8/2/21	150,000	171,590
			958,566
	Finance - Consumer Loans 0.8%
	HSBC Finance Capital Trust IX 5.911%, due 11/30/35 (a)	1,100,000	1,108,250
	SLM Corp. 6.25%, due 1/25/16	750,000	819,358
	Springleaf Finance Corp. 6.90%, due 12/15/17	800,000	804,000
			2,731,608
	Finance - Credit Card 0.2%
	American Express Co. 6.80%, due 9/1/66 (a)	700,000	754,250

	Finance - Investment Banker/Broker 0.1%
	Jefferies Group LLC 5.125%, due 1/20/23	320,000	338,808

	Finance - Mortgage Loan/Banker 0.2%
	Countrywide Financial Corp. 6.25%, due 5/15/16	520,000	579,193

	Finance - Other Services 0.2%
	Icahn Enterprises, L.P. / Icahn Enterprises Finance Corp. 8.00%, due 1/15/18	725,000	775,750

	Food 1.1%
	Grupo Bimbo S.A.B. de C.V. 4.50%, due 1/25/22 (c)	750,000	812,981
	JBS USA LLC / JBS USA Finance, Inc. 8.25%, due 2/1/20 (c)	435,000	475,238
	Minerva Luxembourg S.A. 7.75%, due 1/31/23 (c)	1,100,000	1,179,750
	Smithfield Foods, Inc. 7.75%, due 7/1/17	500,000	579,375
	Virgolino de Oliveira Finance, Ltd. 11.75%, due 2/9/22 (c)	750,000	808,125
			3,855,469
	Forest Products & Paper 0.2%
	Boise Paper Holdings LLC / Boise Co-Issuer Co. 8.00%, due 4/1/20	600,000	667,500

	Gas 0.1%
	Southern Union Co. 7.60%, due 2/1/24	290,000	370,414

	Health Care - Products 0.2%
	Alere, Inc. 7.25%, due 7/1/18 (c)	825,000	876,563

	Health Care - Services 0.6%
	CIGNA Corp. 4.375%, due 12/15/20	135,000	150,433
	Fresenius Medical Care U.S. Finance II, Inc. 5.875%, due 1/31/22 (c)	880,000	982,300
	HCA, Inc. 8.00%, due 10/1/18	825,000	965,250
			2,097,983
	Home Builders 1.3%
	Beazer Homes USA, Inc. 7.25%, due 2/1/23 (c)	800,000	816,000
	K Hovnanian Enterprises, Inc. 7.25%, due 10/15/20 (c)	2,225,000	2,464,187
	MDC Holdings, Inc. 5.625%, due 2/1/20	1,100,000	1,231,669
			4,511,856
	Household Products & Wares 0.3%
	Mead Products LLC / ACCO Brands Corp. 6.75%, due 4/30/20 (c)	665,000	709,888
	Reynolds Group Issuer, Inc. 9.875%, due 8/15/19	205,000	224,731
			934,619
	Insurance 3.1%
	Allstate Corp. (The) 6.50%, due 5/15/67 (a)	1,725,000	1,888,875
	American International Group, Inc.
	4.875%, due 3/15/67 (a)	€500,000	594,458
	Series A2 5.75%, due 3/15/67 (a)	£350,000	509,870
	Chubb Corp. (The) 6.375%, due 3/29/67 (a)	$730,000	802,088
	Hartford Financial Services Group, Inc. 6.10%, due 10/1/41	1,725,000	2,077,368
	Hartford Life, Inc. 7.65%, due 6/15/27	245,000	321,986
	Liberty Mutual Group, Inc. 7.80%, due 3/7/87 (c)	1,195,000	1,392,175
	Oil Insurance, Ltd. 3.266%, due 12/31/49 (a)(c)	580,000	532,369
	Pacific Life Insurance Co. 7.90%, due 12/30/23 (c)	1,000,000	1,331,629
	Progressive Corp. (The) 6.70%, due 6/15/67 (a)	1,450,000	1,602,250
			11,053,068
	Investment Company 0.3%
	CDP Financial, Inc. 4.40%, due 11/25/19 (c)	900,000	1,030,433

	Iron & Steel 0.7%
	AK Steel Corp. 8.75%, due 12/1/18 (c)	800,000	882,000
	Cliffs Natural Resources, Inc.
	3.95%, due 1/15/18	325,000	326,309
	5.90%, due 3/15/20	465,000	496,071
	Vale S.A. 5.625%, due 9/11/42	685,000	677,681
			2,382,061
	Lodging 1.9%
	Caesars Entertainment Operating Co., Inc. 9.00%, due 2/15/20 (c)	90,000	90,562
	Caesars Operating Escrow LLC / Caesars Escrow Corp. 9.00%, due 2/15/20 (c)	1,135,000	1,142,094
¤	MGM Resorts International 6.75%, due 10/1/20 (c)	3,468,000	3,676,080
	Starwood Hotels & Resorts Worldwide, Inc.
	6.75%, due 5/15/18	865,000	1,050,010
	7.15%, due 12/1/19	125,000	157,957
	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. 7.75%, due 8/15/20	675,000	756,844
			6,873,547
	Media 1.2%
	CC Holdings GS V LLC 2.381%, due 12/15/17 (c)	945,000	951,110
	Clear Channel Communications, Inc.
	5.50%, due 12/15/16	50,000	33,125
	6.875%, due 6/15/18	870,000	576,375
	Comcast Corp. 5.70%, due 7/1/19	800,000	975,283
	DISH DBS Corp. 7.125%, due 2/1/16	600,000	666,750
	NBC Universal Media LLC 5.15%, due 4/30/20	55,000	65,184
	Time Warner Cable, Inc.
	8.25%, due 2/14/14	200,000	212,752
	8.75%, due 2/14/19	355,000	469,492
	Time Warner, Inc. 7.70%, due 5/1/32	115,000	156,716
			4,106,787
	Mining 1.3%
	Alcoa, Inc. 5.90%, due 2/1/27	440,000	467,430
	Aleris International, Inc. 7.875%, due 11/1/20	850,000	905,250
	Century Aluminum Co. 8.00%, due 5/15/14	381,000	382,905
	FMG Resources August 2006 Pty, Ltd. 8.25%, due 11/1/19 (c)	900,000	970,875
	Rio Tinto Finance USA, Ltd. 9.00%, due 5/1/19	650,000	895,461
	Vedanta Resources PLC 8.25%, due 6/7/21 (c)	820,000	934,800
			4,556,721
	Miscellaneous - Manufacturing 0.9%
	Amsted Industries, Inc. 8.125%, due 3/15/18 (c)	1,400,000	1,505,000
	Bombardier, Inc. 7.75%, due 3/15/20 (c)	1,400,000	1,610,000
			3,115,000
	Office Equipment/Supplies 0.1%
	Xerox Corp. 8.25%, due 5/15/14	270,000	291,343

	Oil & Gas 3.2%
	Berry Petroleum Co. 6.375%, due 9/15/22	640,000	680,000
	Chesapeake Energy Corp. 6.625%, due 8/15/20	1,025,000	1,119,813
¤	ConocoPhillips 6.50%, due 2/1/39	1,000,000	1,337,225
	ENI S.p.A. 4.15%, due 10/1/20 (c)	800,000	839,994
	EP Energy LLC / EP Energy Finance, Inc. 9.375%, due 5/1/20	825,000	952,875
	Gazprom OAO Via Gaz Capital S.A. 4.95%, due 7/19/22 (c)	640,000	667,200
	Linn Energy LLC / Linn Energy Finance Corp. 8.625%, due 4/15/20	2,405,000	2,651,512
	OGX Austria GmbH 8.50%, due 6/1/18 (c)	650,000	507,000
	Plains Exploration & Production Co. 6.125%, due 6/15/19	750,000	821,250
	Samson Investment Co. 9.75%, due 2/15/20 (c)	835,000	887,188
	Swift Energy Co. 7.875%, due 3/1/22	825,000	862,125
			11,326,182
	Pipelines 1.7%
	Access Midstream Partners, L.P. / ACMP Finance Corp. 4.875%, due 5/15/23	310,000	306,125
	Atlas Pipeline Partners, L.P. / Atlas Pipeline Finance Corp. 6.625%, due 10/1/20 (c)	850,000	886,125
	Energy Transfer Partners, L.P. 4.65%, due 6/1/21	650,000	707,502
	MarkWest Energy Partners, L.P. / MarkWest Energy Finance Corp. 5.50%, due 2/15/23	925,000	968,937
	ONEOK, Inc. 6.00%, due 6/15/35	130,000	143,955
	Plains All American Pipeline, L.P. / PAA Finance Corp. 5.00%, due 2/1/21	650,000	751,898
	Regency Energy Partners, L.P. / Regency Energy Finance Corp. 6.875%, due 12/1/18	555,000	604,950
	Targa Resources Partners, L.P. / Targa Resources Partners Finance Corp. 5.25%, due 5/1/23 (c)	800,000	832,000
	Williams Cos., Inc. (The) 3.70%, due 1/15/23	850,000	843,803
			6,045,295
	Real Estate Investment Trusts 0.0%‡
	ProLogis, L.P. 7.375%, due 10/30/19	75,000	93,911

	Retail 0.5%
	AmeriGas Finance LLC / AmeriGas Finance Corp.
	6.75%, due 5/20/20	325,000	353,438
	7.00%, due 5/20/22	610,000	663,375
	CVS Caremark Corp. 5.789%, due 1/10/26 (c)(e)	54,000	61,330
	Macy's Retail Holdings, Inc. 3.875%, due 1/15/22	775,000	817,404
			1,895,547
	Semiconductors 0.2%
	Freescale Semiconductor, Inc. 9.25%, due 4/15/18 (c)	700,000	768,250

	Software 0.8%
	Fidelity National Information Services, Inc. 7.875%, due 7/15/20	650,000	732,875
	First Data Corp.
	7.375%, due 6/15/19 (c)	1,115,000	1,186,081
	8.875%, due 8/15/20 (c)	710,000	793,425
			2,712,381
	Special Purpose Entity 0.4%
	Ageas Hybrid Financing S.A. 5.125%, due 12/31/49 (a)	€750,000	863,327
	Swiss Re Capital I, L.P. 6.854%, due 12/31/49 (a)(c)	$600,000	635,100
			1,498,427
	Telecommunications 1.5%
	CommScope, Inc. 8.25%, due 1/15/19 (c)	1,500,000	1,627,500
	Gtp Towers Issuer LLC 8.112%, due 2/15/15 (c)	650,000	693,511
	Hughes Satellite Systems Corp. 7.625%, due 6/15/21	575,000	657,656
	SBA Tower Trust 4.254%, due 4/15/40 (c)	1,170,000	1,238,019
	Sprint Nextel Corp. 6.00%, due 11/15/22	1,100,000	1,130,250
			5,346,936
	Transportation 0.6%
	CHC Helicopter S.A. 9.25%, due 10/15/20	940,000	999,338
	Hapag-Lloyd A.G. 9.75%, due 10/15/17 (c)	300,000	315,750
	PHI, Inc. 8.625%, due 10/15/18	658,000	715,575
			2,030,663
	Total Corporate Bonds (Cost $123,528,237)		132,570,225

	Foreign Bonds 0.7%
	Banks 0.5%
	Barclays Bank PLC Series Reg S 10.00%, due 5/21/21	£525,000	1,069,825
	Canada Square Operations PLC 7.50%, due 12/31/49 (a)	430,000	646,788
			1,716,613
	Packaging & Containers 0.2%
	Rexam PLC 6.75%, due 6/29/67 (a)	€525,000	699,628

	Total Foreign Bonds (Cost $2,277,939)		2,416,241

	Foreign Government Bonds 0.2%
	Foreign Sovereign 0.2%
	Portugal Obrigacoes do Tesouro OT Series Reg S 4.95%, due 10/25/23	515,000	587,866
	Republic of Venezuela 6.00%, due 12/9/20	$217,000	180,653

	Total Foreign Government Bonds (Cost $518,038)		768,519

	Loan Assignments & Participations 1.0% (h)
	Aerospace & Defense 0.3%
	U.S. Airways Group, Inc. Term Loan 2.705%, due 3/21/14	958,333	956,896

	Automobile 0.3%
	Allison Transmission, Inc. Term Loan B2 3.21%, due 8/7/17	951,498	953,877

	Media 0.3%
	Clear Channel Communications, Inc. Term Loan B 3.854%, due 1/29/16	1,119,652	991,242

	Metals & Mining 0.1%
	FMG America Finance, Inc. Term Loan 5.25%, due 10/18/17	497,500	502,830

	Total Loan Assignments & Participations (Cost $3,426,642)		3,404,845

	Mortgage-Backed Securities 0.8%
	Commercial Mortgage Loans (Collateralized Mortgage Obligations) 0.7%
	Banc of America Commercial Mortgage, Inc. Series 2007-2, Class A4 5.609%, due 4/10/49 (i)	290,000	334,730
	Bayview Commercial Asset Trust Series 2006-4A, Class A1 0.434%, due 12/25/36 (a)(c)(d)	165,625	134,043
	Bear Stearns Commercial Mortgage Securities
	Series 2005-PW10, Class A4 5.405%, due 12/11/40 (a)	130,000	143,136
	Series 2007-PW16, Class A4 5.715%, due 6/11/40 (i)	290,000	337,800
	Citigroup Commercial Mortgage Trust Series 2008-C7, Class A4 6.053%, due 12/10/49 (i)	150,000	177,503
	Deutsche ALT-A Securities, Inc. Alternate Loan Trust Series 2005-5, Class 1A3 5.50%, due 11/25/35 (a)	106,992	100,801
	Four Times Square Trust Series 2006-4TS, Class A 5.401%, due 12/13/28 (c)	480,000	566,141
	Morgan Stanley Capital I, Inc. Series 2007-IQ15, Class A4 5.889%, due 6/11/49 (i)	200,000	232,357
	Timberstar Trust Series 2006-1, Class A 5.668%, due 10/15/36 (c)	160,000	182,673
	WaMu Mortgage Pass-Through Certificates Series 2006-AR14, Class 1A1 2.393%, due 11/25/36 (i)	309,627	262,082
			2,471,266
	Residential Mortgage (Collateralized Mortgage Obligation) 0.1%
	Mortgage Equity Conversion Asset Trust Series 2007-FF2, Class A 0.63%, due 2/25/42 (a)(c)(d)	424,128	355,472

	Total Mortgage-Backed Securities (Cost $2,453,351)		2,826,738

	U.S. Government & Federal Agencies 1.8%
	Federal National Mortgage Association (Mortgage Pass-Through Security) 0.1%
	6.00%, due 4/1/37	179,388	194,713

¤	United States Treasury Bonds 0.8%
	2.75%, due 8/15/42	2,085,000	1,934,488
	4.375%, due 11/15/39	800,000	1,002,500
	4.375%, due 5/15/40	155,000	194,283
			3,131,271
¤	United States Treasury Notes 0.9%
	0.25%, due 12/15/15	640,000	638,650
	1.25%, due 3/15/14	175,000	176,805
	2.00%, due 4/30/16	2,005,000	2,104,153
	2.00%, due 2/15/23	285,000	288,607
			3,208,215
	Total U.S. Government & Federal Agencies (Cost $6,291,245)		6,534,199

	Yankee Bond 0.2% (j)
	Banks 0.2%
	Royal Bank of Scotland Group PLC 6.125%, due 12/15/22	550,000	568,864
	Total Yankee Bond (Cost $552,766)		568,864

	Total Long-Term Bonds (Cost $145,980,237)		156,012,972

		Shares	Value
	Common Stocks 46.9%
	Aerospace & Defense 1.4%
	BAE Systems PLC	427,700	2,562,432
	Lockheed Martin Corp.	26,100	2,519,172
			5,081,604
	Agriculture 3.7%
	Altria Group, Inc.	74,150	2,550,019
	British American Tobacco PLC	25,850	1,385,327
	Imperial Tobacco Group PLC	63,500	2,218,191
	Lorillard, Inc.	47,800	1,928,730
	Philip Morris International, Inc.	24,700	2,289,937
	Reynolds American, Inc.	56,900	2,531,481
			12,903,685
	Auto Manufacturers 0.9%
	Daimler A.G.	46,250	2,516,377
	Ford Motor Co.	52,500	690,375
			3,206,752
	Banks 1.0%
	CIT Group, Inc. (f)	11,500	500,020
	Citigroup, Inc.	16,500	729,960
	Svenska Handelsbanken AB Class A	22,800	974,411
	Westpac Banking Corp.	45,600	1,460,376
			3,664,767
	Beverages 1.2%
	Anheuser-Busch InBev N.V.	12,900	1,277,396
	Coca-Cola Co. (The)	22,500	909,900
	Coca-Cola Enterprises, Inc.	4,236	156,393
	Diageo PLC, Sponsored ADR	7,400	931,216
	PepsiCo., Inc.	12,100	957,231
			4,232,136
	Building Materials 0.1%
	U.S. Concrete, Inc. (d)(f)	35,009	483,474

	Chemicals 1.3%
	BASF S.E.	25,950	2,272,598
	Bayer A.G.	11,650	1,201,704
	E.I. du Pont de Nemours & Co.	25,850	1,270,786
			4,745,088
	Commercial Services 0.6%
	Automatic Data Processing, Inc.	15,450	1,004,559
	R.R. Donnelley & Sons Co.	88,100	1,061,605
			2,066,164
	Electric 5.2%
	CMS Energy Corp.	49,250	1,376,045
	Dominion Resources, Inc.	21,650	1,259,597
	Duke Energy Corp.	37,608	2,729,965
	Integrys Energy Group, Inc.	20,830	1,211,473
¤	PPL Corp.	93,900	2,940,009
	SCANA Corp.	19,150	979,714
	Southern Co. (The)	35,700	1,675,044
	SSE PLC	99,200	2,236,824
	TECO Energy, Inc.	91,350	1,627,857
	Terna S.p.A.	573,550	2,374,714
			18,411,242
	Electrical Components & Equipment 0.3%
	Emerson Electric Co.	21,800	1,217,966

	Electronics 0.4%
	Honeywell International, Inc.	18,100	1,363,835

	Engineering & Construction 0.6%
	Vinci S.A.	45,350	2,043,047

	Entertainment 0.4%
	Regal Entertainment Group Class A	75,550	1,259,419

	Environmental Controls 0.5%
	Waste Management, Inc.	45,700	1,791,897

	Finance - Other Services 0.5%
	CME Group, Inc.	27,850	1,709,711

	Food 1.3%
	H.J. Heinz Co.	13,600	982,872
	Nestle S.A. Registered	24,050	1,739,211
	Unilever PLC	23,150	979,279
	WM Morrison Supermarkets PLC	181,300	760,865
			4,462,227
	Food Services 0.3%
	Compass Group PLC	71,800	916,956

	Gas 1.5%
	Centrica PLC	149,800	836,935
	National Grid PLC	188,515	2,191,259
	NiSource, Inc.	34,400	1,009,296
	Vectren Corp.	34,950	1,237,929
			5,275,419
	Household Products & Wares 1.2%
¤	Kimberly-Clark Corp.	29,050	2,846,319
	Reckitt Benckiser Group PLC	19,900	1,426,584
			4,272,903
	Insurance 1.8%
	Arthur J. Gallagher & Co.	24,600	1,016,226
	Muenchener Rueckversicherungs-Gesellschaft A.G. Registered	12,550	2,347,126
	SCOR SE	70,050	2,011,378
	Travelers Cos., Inc. (The)	12,650	1,065,004
			6,439,734
	Machinery - Diversified 0.2%
	Deere & Co.	9,250	795,315

	Media 2.0%
	Comcast Corp. Special Class A	48,050	1,903,741
	Pearson PLC	92,200	1,658,704
	Shaw Communications, Inc.	72,800	1,803,070
	Time Warner, Inc.	27,950	1,610,479
			6,975,994
	Miscellaneous - Manufacturing 0.3%
	Orkla ASA	137,350	1,098,189

	Oil & Gas 2.4%
¤	ConocoPhillips	26,050	1,565,605
	Diamond Offshore Drilling, Inc.	33,050	2,298,958
	Royal Dutch Shell PLC, ADR	34,410	2,242,155
	Total S.A.	47,400	2,269,680
			8,376,398
	Pharmaceuticals 4.8%
	AbbVie, Inc.	55,050	2,244,939
	AstraZeneca PLC, Sponsored ADR	50,530	2,525,489
	Bristol-Myers Squibb Co.	31,800	1,309,842
	GlaxoSmithKline PLC	109,850	2,567,934
	Johnson & Johnson	16,450	1,341,169
	Merck & Co., Inc.	27,400	1,211,902
	Novartis A.G.	24,850	1,765,651
	Roche Holding A.G., Genusscheine	10,460	2,435,121
	Sanofi	14,800	1,503,862
			16,905,909
	Pipelines 1.6%
	Enterprise Products Partners, L.P.	23,150	1,395,713
	Kinder Morgan Energy Partners, L.P.	24,300	2,181,411
	MarkWest Energy Partners, L.P.	17,200	1,044,900
	Spectra Energy Corp.	30,700	944,025
			5,566,049
	Real Estate Investment Trusts 0.4%
	Health Care REIT, Inc.	19,250	1,307,267

	Retail 0.5%
	McDonald's Corp.	17,100	1,704,699

	Semiconductors 1.3%
	KLA-Tencor Corp.	24,500	1,292,130
	Microchip Technology, Inc.	53,950	1,983,202
	Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR	71,300	1,225,647
			4,500,979
	Software 0.3%
	Microsoft Corp.	42,600	1,218,786

	Telecommunications 6.9%
	AT&T, Inc.	51,500	1,889,535
¤	BCE, Inc.	69,000	3,223,645
	CenturyLink, Inc.	73,230	2,572,570
	Deutsche Telekom A.G.	176,000	1,860,345
	Philippine Long Distance Telephone Co., Sponsored ADR	13,650	968,331
	Rogers Communications, Inc. Class B	32,200	1,644,788
¤	Swisscom A.G.	6,385	2,954,063
	Telstra Corp., Ltd.	422,400	1,983,417
	Verizon Communications, Inc.	55,400	2,722,910
	Vivendi S.A.	78,168	1,614,718
¤	Vodafone Group PLC	1,033,500	2,930,276
			24,364,598
	Toys, Games & Hobbies 0.6%
	Mattel, Inc.	46,700	2,044,993

	Transportation 0.6%
	Deutsche Post A.G. Registered	35,250	812,205
	FirstGroup PLC	384,600	1,175,189
			1,987,394
	Water 0.8%
	Severn Trent PLC	36,026	937,144
	United Utilities Group PLC	183,456	1,974,959
			2,912,103
	Total Common Stocks (Cost $135,400,337)		165,306,699

	Preferred Stock 0.3%
	Insurance 0.3%
	MetLife, Inc. 6.50%	35,550	900,837

	Total Preferred Stock (Cost $841,686)		900,837

	Number of Warrants	Value
Warrants 0.0%‡
Media 0.0%‡
ION Media Networks, Inc.
Second Lien Expires 12/18/39 (d)(e)(f)(k)	4	0	(l)
Unsecured Debt Expires 12/18/16 (d)(e)(f)(k)	4	0	(l)
Total Warrants (Cost $13)		0	(l)

	Principal Amount	Value
Short-Term Investment 6.7%
Repurchase Agreement 6.7%
State Street Bank and Trust Co. 0.01%, dated 3/28/13 due 4/1/13 Proceeds at Maturity $23,467,555 (Collateralized by Government Agency securities with rates between 2.08% and 2.20% and a maturity date of 10/17/22, with a Principal Amount of $24,070,000 and a Market Value of $23,941,623)	$23,467,529	23,467,529
Total Short-Term Investment (Cost $23,467,529)		23,467,529
Total Investments (Cost $305,689,802) (o)	98.2%	345,688,037
Other Assets, Less Liabilities	1.8	6,515,264
Net Assets	100.0%	$352,203,301

	Contracts Long	Unrealized Appreciation (Depreciation) (m)
Futures Contracts 0.3%
Standard & Poor's 500 Index Mini June 2013 (n)	800	$996,000
Total Futures Contracts Long (Settlement Value $62,508,000)		996,000

	Contracts Short

United States Treasury Note June 2013 (5 Year) (n)	(229)	(107,916)
Total Futures Contracts Short (Settlement Value $28,408,524)		(107,916)
Total Futures Contracts (Settlement Value $34,099,476)		$888,084

¤	Among the Portfolio's 10 largest holdings or issuers held, as of March 28, 2013, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	Floating rate - Rate shown is the rate in effect as of March 28, 2013.
(b)	Subprime mortgage investment and other asset-backed securities. The total market value of these securities as of March 28, 2013 is $4,868,855, which represents 1.4% of the Portfolio's net assets.
(c)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(d)	Illiquid security. The total market value of these securities as of March 28, 2013 is $974,109, which represents 0.3% of the Portfolio's net assets.
(e)	Fair valued security. The total market value of these securities as of March 28, 2013 is $62,450, which represents less than one-tenth of a percent of the Portfolio's net assets.
(f)	Non-income producing security.
(g)	Step coupon. Rate shown is the rate in effect as of March 28, 2013.
(h)	Floating Rate Loan - generally pays interest at rates which are periodically re-determined at a margin above the London InterBank Offered Rate or other short-term rates. The rate shown is the rate(s) in effect as of March 28, 2013.
(i)	Collateral strip rate - Bond whose interest is based on the weighted net interest rate of the collateral. Coupon rate adjusts periodically based on a predetermined schedule. Rate shown is the rate in effect as of March 28, 2013.
(j)	Yankee Bond - Dollar-denominated bond issued in the United States by a foreign bank or corporation.
(k)	Restricted security.
(l)	Less than one dollar.
(m)	Represents the difference between the value of the contracts at the time they were opened and the value as of March 28, 2013.
(n)	At March 28, 2013, cash in the amount of $2,925,950 is on deposit with the broker for futures transactions.
(o)	As of March 28, 2013, cost is $305,410,946 for federal income tax purposes and net unrealized appreciation is as follows:

Gross unrealized appreciation	$45,033,505
Gross unrealized depreciation	(4,756,414)
Net unrealized appreciation	$40,277,091

-The following abbreviations are used in the above portfolio:
£	-British Pound Sterling
€	-Euro
ADR	-American Depositary Receipt

As of March 28, 2013, the Portfolio held the following foreign currency forward contracts:

Foreign Currency Sale Contracts	Expiration Date	Counterparty	Contract Amount Sold		Contract Amount Purchased		Unrealized Appreciation (Depreciation)

Euro vs. U.S. Dollar	4/11/13	JPMorgan Chase Bank	EUR	14,062,000	USD	18,560,996	USD	534,673
Pound Sterling vs. U.S. Dollar	4/11/13	JPMorgan Chase Bank	GBP	8,867,000		13,518,806		46,436
Net unrealized appreciation (depreciation) on foreign currency forward contracts							USD	581,109

The following is a summary of the fair valuations according to the inputs used as of March 28, 2013, for valuing the Portfolio's assets and liabilities.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$—	$6,923,341	$—		$6,923,341
Corporate Bonds (b)	—	132,507,775	62,450		132,570,225
Foreign Bonds	—	2,416,241	—		2,416,241
Foreign Government Bonds	—	768,519	—		768,519
Loan Assignments & Participations	—	3,404,845	—		3,404,845
Mortgage-Backed Securities	—	2,826,738	—		2,826,738
U.S. Government & Federal Agencies	—	6,534,199	—		6,534,199
Yankee Bond	—	568,864	—		568,864
Total Long-Term Bonds	—	155,950,522	62,450		156,012,972
Common Stocks	165,306,699	—	—		165,306,699
Preferred Stock	900,837	—	—		900,837
Warrants (c)	—	—	0	(c)	0	(c)
Short-Term Investment
Repurchase Agreement	—	23,467,529	—		23,467,529
Total Investments in Securities	166,207,536	179,418,051	62,450		345,688,037
Other Financial Instruments
Foreign Currency Forward Contracts (d)	—	581,109	—		581,109
Futures Contracts Long (d)	996,000	—	—		996,000
Total Investments in Securities and Other Financial Instruments	$167,203,536	$179,999,160	$62,450		$347,265,146

Liability Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments
Futures Contracts Short (d)	$(107,916)	$—	$—	$(107,916)
Total Other Financial Instruments	$(107,916)	$—	$—	$(107,916)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The Level 3 securities valued at $1,120 and $61,330 are held in Commercial Services and Retail, respectively, within the Corporate Bonds section of the Portfolio of Investments.
(c)	The Level 3 securities valued less than one dollar are held in Media within the Warrants section of the Portfolio of Investments.
(d)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

As of March 28, 2013, foreign securities with a total value of $58,943,272 were transferred from Level 2 to Level 1 as the prices of these securities were based on quoted prices compared with the prior year prices which were adjusted for events after the market close. The December 31, 2012 prices were adjusted by applying factors provided by a third party vendor in accordance with the Portfolio’s policies and procedures. Fair values as of March 28, 2013 for these securities are based on quoted prices in active markets for identical investments.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of December 31, 2012		Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers in to Level 3	Transfers out of Level 3	Balance as of March 28, 2013		Change in Unrealized Appreciation (Depreciation) from Investments Still Held at March 28, 2013
Long-Term Bonds
Corporate Bonds
Commercial Services	$1,120		$-	$-	$-	$-	$-	$-	$-	$1,120		$-
Retail	61,656		(14)	(16)	437	-	(733)	-	-	61,330		513
Warrants
Media	0	(a)	-	-	-	-	-	-	-	0	(a)	-
Total	$62,776		$(14)	$(16)	$437	$-	$(733)	$-	$-	$62,450		$513

(a) Less than one dollar.

As of March 28, 2013, the Portfolio held the following restricted securities:

	Date(s) of	Number		3/28/13		Percent of
Security	Acquisition	of Warrants	Cost	Value		Net Assets

ION Media Networks, Inc.
Warrant, Second Lien, Expires 12/18/39	12/20/10	4	$-	$0	(a)	0.0	%‡
Warrant, Unsecured Debt, Expires 12/18/16	3/12/10	4	13	0	(a)	0.0
Total		8	$13	$0	(a)	0.0	%‡

‡ Less than one-tenth of a percent.

(a) Less than one dollar.

MainStay VP International Equity Portfolio
Portfolio of Investments March 28, 2013 (Unaudited)

		Shares	Value
	Common Stocks 98.8% †
	Brazil 3.1%
	Cia. Hering (Specialty Retail)	403,700	$7,211,961
	Cielo S.A. (IT Services)	244,200	7,193,975
			14,405,936
	Canada 2.6%
	Open Text Corp. (Internet Software & Services) (a)	207,346	12,239,634

	China 3.0%
	Baidu, Inc., Sponsored ADR (Internet Software & Services) (a)	98,625	8,649,413
	China Shenhua Energy Co., Ltd. (Oil, Gas & Consumable Fuels)	1,519,800	5,521,170
			14,170,583
	Czech Republic 1.5%
	Komercni Banka A.S. (Commercial Banks)	36,074	6,887,196

	Denmark 4.8%
	Coloplast A/S Class B (Health Care Equipment & Supplies)	183,228	9,856,963
	FLSmidth & Co. A/S (Construction & Engineering)	206,458	12,498,085
			22,355,048
	France 8.1%
	Bureau Veritas S.A. (Professional Services)	88,814	11,054,475
	Dassault Systemes S.A. (Software)	105,877	12,239,096
¤	Essilor International S.A. (Health Care Equipment & Supplies)	131,520	14,625,097
			37,918,668
	Germany 15.3%
¤	Adidas A.G. (Textiles, Apparel & Luxury Goods)	202,046	20,962,879
	Brenntag A.G. (Trading Companies & Distributors)	63,279	9,879,714
	Fresenius Medical Care A.G. & Co. KGaA (Health Care Providers & Services)	211,799	14,294,197
¤	Linde A.G. (Chemicals)	83,085	15,448,198
	United Internet A.G. (Internet Software & Services)	258,173	6,277,918
	Wirecard A.G. (IT Services)	188,809	5,215,638
			72,078,544
	Hong Kong 2.1%
	Li & Fung, Ltd. (Distributors)	7,038,100	9,701,409

	India 3.3%
	Genpact, Ltd. (IT Services)	274,167	4,987,098
	Housing Development Finance Corp. (Thrifts & Mortgage Finance)	309,270	4,680,021
	Infosys, Ltd., Sponsored ADR (IT Services)	109,119	5,882,605
			15,549,724
	Indonesia 1.1%
	Media Nusantara Citra Tbk PT (Media)	18,455,000	5,365,102

	Ireland 1.6%
	Shire PLC (Pharmaceuticals)	253,113	7,707,233

	Israel 5.5%
	Check Point Software Technologies, Ltd. (Software) (a)	238,989	11,230,093
	Teva Pharmaceutical Industries, Ltd., Sponsored ADR (Pharmaceuticals)	363,979	14,442,687
			25,672,780
	Italy 1.9%
	DiaSorin S.p.A. (Health Care Equipment & Supplies)	255,713	8,948,555

	Japan 7.0%
	Daito Trust Construction Co., Ltd. (Real Estate Management & Development)	130,900	11,207,882
	FamilyMart Co., Ltd. (Food & Staples Retailing)	142,000	6,478,887
¤	Sysmex Corp. (Health Care Equipment & Supplies)	254,100	15,440,081
			33,126,850
	Spain 4.5%
¤	Grifols S.A. (Biotechnology) (a)	566,104	20,989,740

	Sweden 4.4%
¤	Svenska Handelsbanken AB Class A (Commercial Banks)	486,077	20,773,637

	Thailand 2.5%
	Kasikornbank PCL (Commercial Banks)	1,647,400	11,757,098

	United Kingdom 23.7%
¤	Aggreko PLC (Commercial Services & Supplies)	537,826	14,562,496
¤	Experian PLC (Professional Services)	920,216	15,939,730
¤	Intertek Group PLC (Professional Services)	320,298	16,512,941
	Johnson Matthey PLC (Chemicals)	377,674	13,198,703
	Petrofac, Ltd. (Energy Equipment & Services)	631,619	13,752,692
¤	SABMiller PLC (Beverages)	339,699	17,879,628
	Standard Chartered PLC (Commercial Banks)	464,841	12,031,864
	Telecity Group PLC (Internet Software & Services)	535,901	7,356,971
			111,235,025
	United States 2.8%
	ResMed, Inc. (Health Care Equipment & Supplies)	283,504	13,143,245

	Total Common Stocks (Cost $393,017,518)		464,026,007

	Principal Amount	Value
Short-Term Investment 0.5%
Repurchase Agreement 0.5%
United States 0.5%
State Street Bank and Trust Co. 0.01%, dated 3/28/13 due 4/1/13 Proceeds at Maturity $2,375,357 (Collateralized by a Federal Home Loan Mortgage Corp. security with a rate of 2.10% and a maturity date of 10/17/22, with a Principal Amount of $2,445,000 and a Market Value of $2,422,878) (Capital Markets)	$2,375,355	2,375,355
Total Short-Term Investment (Cost $2,375,355)		2,375,355
Total Investments (Cost $395,392,873) (b)	99.3%	466,401,362
Other Assets, Less Liabilities	0.7	3,115,851
Net Assets	100.0%	$469,517,213

¤	Among the Portfolio's 10 largest holdings, as of March 28, 2013, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Portfolio net assets.
(a)	Non-income producing security.
(b)	As of March 28, 2013, cost is $396,221,361 for federal income tax purposes and net unrealized appreciation is as follows:

Gross unrealized appreciation	$88,126,554
Gross unrealized depreciation	(17,946,553)
Net unrealized appreciation	$70,180,001

The following abbreviation is used in the above portfolio:
ADR	-American Depositary Receipt.

The following is a summary of the fair valuations according to the inputs used as of March 28, 2013, for valuing the Portfolio's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$464,026,007	$—	$—	$464,026,007
Short-Term Investment
Repurchase Agreement	—	2,375,355	—	2,375,355
Total Investments in Securities	$464,026,007	$2,375,355	$—	$466,401,362

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

As of March 28, 2013, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

As of March 28, 2013, foreign securities with a total value of $361,794,469 were transferred from Level 2 to Level 1 as the prices of these securities were based on quoted prices compared with the prior year prices which were adjusted for events after the market close. The December 31, 2012 prices were adjusted by applying factors provided by a third party vendor in accordance with the Portfolio’s policies and procedures. Fair values as of March 28, 2013 for these securities are based on quoted prices in active markets for identical investments.

MainStay VP Janus Balanced Portfolio

Portfolio of Investments March 28, 2013 (Unaudited)

		Principal Amount	Value

	Long-Term Bonds 40.7%†
	Asset-Backed Securities 0.2%
	Automobile 0.1%
	AmeriCredit Automobile Receivables Trust Series 2012-4, Class D 2.68%, due 10/9/18	$457,000	$469,977
	Santander Drive Auto Receivables Trust
	Series 2012-6, Class D 2.52%, due 9/17/18	375,000	380,913
	Series 2012-5, Class D 3.30%, due 9/17/18	395,000	408,244
			1,259,134
	Other ABS 0.1%
	Beacon Container Finance LLC Series 2012-1A, Class A 3.72%, due 9/20/27 (a)	681,449	710,266

	Total Asset-Backed Securities (Cost $1,908,108)		1,969,400

	Corporate Bonds 23.3%
	Aerospace & Defense 0.2%
	Exelis, Inc.
	4.25%, due 10/1/16	868,000	931,957
	5.55%, due 10/1/21	393,000	417,899
	TransDigm, Inc. 7.75%, due 12/15/18	249,000	273,278
			1,623,134
	Airlines 0.1%
	Southwest Airlines Co. 5.125%, due 3/1/17	776,000	852,800

	Auto Manufacturers 0.1%
	Jaguar Land Rover Automotive PLC 5.625%, due 2/1/23 (a)	514,000	533,918

	Auto Parts & Equipment 0.0%‡
	Continental Rubber of America Corp. 4.50%, due 9/15/19 (a)	261,000	266,873

	Banks 3.1%
	Bank of America Corp.
	1.50%, due 10/9/15	1,231,000	1,235,066
	2.00%, due 1/11/18	900,000	895,719
	3.625%, due 3/17/16	1,010,000	1,071,394
	3.75%, due 7/12/16	975,000	1,036,977
	4.50%, due 4/1/15	235,000	249,011
	8.00%, due 12/29/49 (b)	414,000	465,253
	8.125%, due 12/29/49 (b)	683,000	768,482
	CIT Group, Inc.
	4.25%, due 8/15/17	1,321,000	1,380,445
	4.75%, due 2/15/15 (a)	329,000	344,628
	5.00%, due 9/15/14	2,276,000	2,389,868
	5.25%, due 4/1/14 (a)	944,000	980,580
	5.50%, due 2/15/19 (a)	1,653,000	1,814,168
	6.625%, due 4/1/18 (a)	354,000	403,560
	Goldman Sachs Group, Inc. (The)
	2.375%, due 1/22/18	2,291,000	2,322,231
	3.625%, due 2/7/16	987,000	1,048,187
	3.625%, due 1/22/23	799,000	804,619
	5.625%, due 1/15/17	443,000	495,977
	HSBC Bank USA N.A. 4.875%, due 8/24/20	750,000	842,110
	Intesa Sanpaolo S.P.A 3.875%, due 1/16/18	1,657,000	1,602,236
	Morgan Stanley
	3.45%, due 11/2/15	1,074,000	1,125,526
	4.00%, due 7/24/15	400,000	422,168
	4.20%, due 11/20/14	221,000	231,319
	4.75%, due 3/22/17	405,000	446,724
	Royal Bank of Scotland Group PLC 2.55%, due 9/18/15	284,000	291,892
	SVB Financial Group 5.375%, due 9/15/20	1,100,000	1,245,070
	Wells Fargo & Co.
	3.45%, due 2/13/23	1,016,000	1,022,828
	7.98%, due 12/31/49 (b)	495,000	571,106
	Zions BanCorp.
	4.50%, due 3/27/17	704,000	751,962
	7.75%, due 9/23/14	1,610,000	1,750,376
			28,009,482
	Beverages 0.2%
	Heineken N.V. 1.40%, due 10/1/17 (a)	555,000	552,476
	SABMiller Holdings, Inc. 3.75%, due 1/15/22 (a)	1,129,000	1,208,424
			1,760,900
	Biotechnology 0.0%‡
	Bio Rad Labs 8.00%, due 9/15/16	185,000	197,151

	Building Materials 0.1%
	Hanson Ltd. 6.125%, due 8/15/16	1,003,000	1,106,971

	Chemicals 1.1%
	Ashland, Inc.
	3.875%, due 4/15/18 (a)	637,000	644,963
	4.75%, due 8/15/22 (a)	647,000	658,322
	6.875%, due 5/15/43 (a)	915,000	988,200
	CF Industries, Inc.
	6.875%, due 5/1/18	971,000	1,163,406
	7.125%, due 5/1/20	470,000	582,331
	Ecolab, Inc. 3.00%, due 12/8/16	853,000	906,714
	LyondellBasell Industries N.V.
	5.00%, due 4/15/19	2,184,000	2,467,920
	6.00%, due 11/15/21	703,000	833,055
	Sherwin-Williams Co. (The) 3.125%, due 12/15/14	928,000	965,379
	Valspar Corp. 4.20%, due 1/15/22	616,000	670,364
			9,880,654
	Commercial Services 1.0%
	ADT Corp. (The) 4.125%, due 6/15/23 (a)	2,646,000	2,745,556
	Aramark Corp. 8.50%, due 2/1/15	708,000	708,007
	Verisk Analytics, Inc.
	4.125%, due 9/12/22	1,139,000	1,178,269
	4.875%, due 1/15/19	696,000	742,260
	5.80%, due 5/1/21	3,354,000	3,869,915
			9,244,007
	Computers 0.1%
	Seagate Technology International 10.00%, due 5/1/14 (a)	914,000	966,555

	Diversified Financial Services 0.6%
	Carlyle Holdings Finance LLC 3.875%, due 2/1/23 (a)	688,000	704,711
	General Electric Capital Corp.
	5.90%, due 5/13/14	800,000	847,654
	6.25%, due 12/15/49 (b)	900,000	987,780
	6.375%, due 11/15/67 (b)	108,000	114,480
	7.125%, due 12/15/49 (b)	2,000,000	2,326,130
			4,980,755
	Electric 0.6%
	AES Corp. (The) 7.75%, due 10/15/15	228,000	256,215
	CMS Energy Corp.
	4.25%, due 9/30/15	1,076,000	1,155,058
	5.05%, due 2/15/18	808,000	921,521
	Great Plains Energy, Inc. 4.85%, due 6/1/21	720,000	804,213
	PPL Energy Supply LLC 4.60%, due 12/15/21	1,080,000	1,150,943
	PPL WEM Holdings PLC
	3.90%, due 5/1/16 (a)	735,000	776,385
	5.375%, due 5/1/21 (a)	436,000	498,384
			5,562,719
	Electronics 0.4%
	Amphenol Corp.
	4.00%, due 2/1/22	551,000	577,129
	4.75%, due 11/15/14	1,672,000	1,771,283
	FLIR Systems, Inc. 3.75%, due 9/1/16	1,109,000	1,157,589
			3,506,001
	Engineering & Construction 0.2%
	URS Corp.
	4.10%, due 4/1/17 (a)	861,000	894,775
	5.25%, due 4/1/22 (a)	822,000	863,057
			1,757,832
	Finance - Auto Loans 0.6%
	Ford Motor Credit Co. LLC
	3.00%, due 6/12/17	594,000	609,195
	3.875%, due 1/15/15	2,400,000	2,494,959
	5.00%, due 5/15/18	1,000,000	1,101,410
	6.625%, due 8/15/17	800,000	932,975
	8.00%, due 6/1/14	222,000	238,821
	8.00%, due 12/15/16	274,000	328,495
			5,705,855
	Finance - Credit Card 0.1%
	American Express Co. 6.80%, due 9/1/66 (b)	1,192,000	1,284,380

	Finance - Investment Banker/Broker 0.9%
	Charles Schwab Corp. (The) 7.00%, due 12/28/49 (b)	676,000	786,454
	Lazard Group LLC
	6.85%, due 6/15/17	292,000	335,725
	7.125%, due 5/15/15	805,000	890,487
	Raymond James Financial, Inc.
	4.25%, due 4/15/16	1,440,000	1,535,230
	5.625%, due 4/1/24	2,911,000	3,317,620
	TD Ameritrade Holding Corp.
	4.15%, due 12/1/14	900,000	949,438
	5.60%, due 12/1/19	512,000	613,157
			8,428,111
	Finance - Mortgage Loan/Banker 0.2%
	Northern Rock Asset Management PLC 5.625%, due 6/22/17 (a)	1,200,000	1,390,650

	Food 1.2%
	Conagra Foods, Inc. 3.20%, due 1/25/23	431,000	429,584
	Hawk Acquisition Sub, Inc. 4.25%, due 10/15/20 (a)	1,197,000	1,198,496
	Kraft Foods Group, Inc. 2.25%, due 6/5/17	3,313,000	3,436,962
	Safeway, Inc.
	3.95%, due 8/15/20	118,000	120,579
	4.75%, due 12/1/21	591,000	636,192
	Tyson Foods, Inc.
	4.50%, due 6/15/22	948,000	1,031,542
	6.60%, due 4/1/16	3,530,000	4,043,601
			10,896,956
	Hand & Machine Tools 0.0%‡
	Kennametal, Inc. 2.65%, due 11/1/19	303,000	302,906

	Health Care - Services 0.2%
	Fresenius Medical Care U.S. Finance II, Inc. 5.875%, due 1/31/22 (a)	525,000	586,031
	Laboratory Corp. of America Holdings 3.75%, due 8/23/22	1,158,000	1,188,787
			1,774,818
	Home Builders 0.2%
	DR Horton, Inc. 4.75%, due 5/15/17	449,000	476,501
	MDC Holdings, Inc. 5.375%, due 12/15/14	559,000	599,562
	Toll Brothers Finance Corp. 5.875%, due 2/15/22	306,000	342,148
			1,418,211
	Insurance 1.0%
	American International Group, Inc.
	4.25%, due 9/15/14	1,360,000	1,424,552
	5.45%, due 5/18/17	742,000	849,985
	5.60%, due 10/18/16	345,000	392,023
	6.25%, due 3/15/87	545,000	603,642
	8.175%, due 5/15/68 (b)	1,618,000	2,178,233
	Berkshire Hathaway, Inc. 3.20%, due 2/11/15	994,000	1,043,201
	ING U.S., Inc. 2.90%, due 2/15/18 (a)	523,000	530,477
	Primerica, Inc. 4.75%, due 7/15/22	2,018,000	2,238,487
			9,260,600
	Investment Management/Advisory Services 0.5%
	Ameriprise Financial, Inc. 7.518%, due 6/1/66 (b)	1,538,000	1,722,560
	Neuberger Berman Group LLC / Neuberger Berman Finance Corp.
	5.625%, due 3/15/20 (a)	1,397,000	1,463,357
	5.875%, due 3/15/22 (a)	798,000	843,885
			4,029,802
	Iron & Steel 0.1%
	ArcelorMittal 5.00%, due 2/25/17	603,000	631,039
	Steel Dynamics, Inc. 5.25%, due 4/15/23 (a)	433,000	438,954
			1,069,993
	Lodging 0.3%
	Hyatt Hotels Corp. 5.75%, due 8/15/15 (a)	516,000	560,547
	MGM Resorts International
	6.625%, due 7/15/15	815,000	884,275
	7.50%, due 6/1/16	800,000	886,000
	Starwood Hotels & Resorts Worldwide, Inc. 6.75%, due 5/15/18	190,000	230,638
			2,561,460
	Media 0.2%
	CC Holdings GS V LLC 2.381%, due 12/15/17 (a)	265,000	266,714
	Comcast Corp. 3.125%, due 7/15/22	545,000	557,627
	Gannett Co., Inc. 6.375%, due 9/1/15	116,000	127,020
	UBM PLC 5.75%, due 11/3/20 (a)	1,157,000	1,225,448
			2,176,809
	Metal Fabricate & Hardware 0.2%
	Precision Castparts Corp. 1.25%, due 1/15/18	1,424,000	1,426,959

	Mining 0.1%
	FMG Resources August 2006 Pty, Ltd. 7.00%, due 11/1/15 (a)	838,000	877,805

	Miscellaneous - Manufacturing 0.1%
	GE Capital Trust I 6.375%, due 11/15/67 (b)	478,000	506,680

	Oil & Gas 2.2%
	Chesapeake Energy Corp. 5.375%, due 6/15/21	3,206,000	3,218,022
¤	Chevron Corp. 2.355%, due 12/5/22	2,279,000	2,262,557
	Cimarex Energy Co. 5.875%, due 5/1/22	803,000	861,218
	Continental Resources, Inc. 5.00%, due 9/15/22	2,259,000	2,400,187
	Motiva Enterprises LLC 5.75%, due 1/15/20 (a)	804,000	965,254
	Nabors Industries, Inc. 5.00%, due 9/15/20	1,990,000	2,122,488
	PetroHawk Energy Corp.
	6.25%, due 6/1/19	846,000	960,647
	7.25%, due 8/15/18	152,000	170,080
	10.50%, due 8/1/14	760,000	803,651
	Phillips 66 2.95%, due 5/1/17	800,000	847,833
	Plains Exploration & Production Co. 6.875%, due 2/15/23	1,033,000	1,169,872
	Rowan Cos., Inc. 5.00%, due 9/1/17	554,000	617,502
	Shell International Finance B.V. 2.375%, due 8/21/22	3,319,000	3,292,969
			19,692,280
	Packaging & Containers 0.2%
	Packaging Corp. of America 3.90%, due 6/15/22	568,000	585,808
	Rock Tenn Co.
	4.45%, due 3/1/19	278,000	301,798
	4.90%, due 3/1/22	532,000	575,493
			1,463,099
	Pharmaceuticals 1.7%
	AbbVie, Inc.
	1.75%, due 11/6/17 (a)	1,987,000	2,011,164
	2.00%, due 11/6/18 (a)	975,000	986,622
	2.90%, due 11/6/22 (a)	1,202,000	1,203,083
	Actavis, Inc.
	1.875%, due 10/1/17	1,551,000	1,569,088
	3.25%, due 10/1/22	3,702,000	3,752,676
	Express Scripts Holding Co.
	2.10%, due 2/12/15	970,000	990,929
	2.65%, due 2/15/17	3,360,000	3,519,459
	3.125%, due 5/15/16	766,000	809,182
	Zoetis, Inc. 1.875%, due 2/1/18 (a)	239,000	240,541

			15,082,744
	Pipelines 1.7%
	DCP Midstream Operating, L.P.
	3.25%, due 10/1/15	724,000	754,073
	4.95%, due 4/1/22	1,642,000	1,792,698
	El Paso Pipeline Partners Operating Co. LLC
	5.00%, due 10/1/21	566,000	634,589
	6.50%, due 4/1/20	196,000	237,492
	Energy Transfer Partners, L.P.
	3.60%, due 2/1/23	885,000	880,680
	4.65%, due 6/1/21	544,000	592,125
	Kinder Morgan Energy Partners, L.P.
	3.45%, due 2/15/23	917,000	926,819
	3.50%, due 9/1/23	590,000	598,129
	Kinder Morgan Finance Co. ULC 5.70%, due 1/5/16	1,591,000	1,729,944
	Plains All American Pipeline, L.P. / PAA Finance Corp. 3.95%, due 9/15/15	1,200,000	1,288,608
	TC Pipelines, L.P. 4.65%, due 6/15/21	495,000	531,395
	Western Gas Partners, L.P.
	4.00%, due 7/1/22	988,000	1,022,044
	5.375%, due 6/1/21	2,698,000	3,051,578
	Williams Cos., Inc. (The) 3.70%, due 1/15/23	790,000	784,240
			14,824,414
	Real Estate 0.3%
	CBRE Services, Inc. 6.625%, due 10/15/20	388,000	420,980
	Jones Lang Lasalle, Inc. 4.40%, due 11/15/22	1,224,000	1,259,134
	Post Apartment Homes, L.P. 4.75%, due 10/15/17	704,000	784,105
			2,464,219
	Real Estate Investment Trusts 1.2%
	Alexandria Real Estate Equities, Inc. 4.60%, due 4/1/22	1,640,000	1,767,387
	Goodman Funding Pty, Ltd. 6.375%, due 11/12/20 (a)	750,000	873,352
	Host Hotels & Resorts, L.P.
	3.75%, due 10/15/23	401,000	402,568
	Series Q 6.75%, due 6/1/16	860,000	876,125
	Reckson Operating Partnership, L.P. 6.00%, due 3/31/16	395,000	432,804
	Rouse Co., L.P. (The) 6.75%, due 11/9/15	2,432,000	2,520,160
	Senior Housing Properties Trust
	6.75%, due 4/15/20	346,000	394,698
	6.75%, due 12/15/21	381,000	440,369
	SL Green Realty Corp.
	5.00%, due 8/15/18	840,000	915,895
	7.75%, due 3/15/20	1,622,000	1,991,266
			10,614,624
	Retail 0.4%
	Brinker International, Inc. 5.75%, due 6/1/14	1,208,000	1,270,503
	Macy's Retail Holdings, Inc.
	5.75%, due 7/15/14	1,343,000	1,424,547
	5.90%, due 12/1/16	555,000	644,811
			3,339,861
	Semiconductors 0.8%
	National Semiconductor Corp. 6.60%, due 6/15/17	1,084,000	1,315,337
	Samsung Electronics America, Inc. 1.75%, due 4/10/17 (a)	2,987,000	3,029,714
	TSMC Global, Ltd. 1.625%, due 4/3/18 (a)	3,165,000	3,153,954
			7,499,005
	Software 0.3%
	Autodesk, Inc.
	1.95%, due 12/15/17	900,000	891,385
	3.60%, due 12/15/22	893,000	895,907
	Fiserv, Inc.
	3.125%, due 10/1/15	716,000	751,470
	3.125%, due 6/15/16	426,000	448,857
			2,987,619
	Telecommunications 0.1%
	SBA Tower Trust 2.933%, due 12/15/42 (a)	647,000	675,669
	SES 3.60%, due 4/4/23 (a)	469,000	468,986
			1,144,655
	Textiles 0.1%
	Cintas Corp. No 2
	2.85%, due 6/1/16	497,000	521,820
	4.30%, due 6/1/21	520,000	571,797
			1,093,617
	Transportation 0.4%
	Asciano Finance, Ltd. 3.125%, due 9/23/15 (a)	196,000	201,934
	CSX Transportation, Inc. 8.375%, due 10/15/14	502,008	553,983
	JB Hunt Transport Services, Inc. 3.375%, due 9/15/15	1,090,000	1,132,397
	Kansas City Southern de Mexico S.A. de C.V.
	6.625%, due 12/15/20	452,000	513,020
	8.00%, due 2/1/18	1,062,000	1,160,235
			3,561,569
	Trucking & Leasing 0.2%
	Penske Truck Leasing Co., L.P. / PTL Finance Corp.
	2.50%, due 3/15/16 (a)	202,000	206,900
	3.375%, due 3/15/18 (a)	1,251,000	1,301,360
	4.25%, due 1/17/23 (a)	442,000	445,184
			1,953,444
	Total Corporate Bonds (Cost $201,865,268)		209,082,897

	Loan Assignments & Participations(c) 0.2%
	Healthcare, Education & Childcare 0.1%
	Quintiles Transnational Corp. New Term Loan B 4.50%, due 6/8/18	628,316	635,908

	Hotels, Motels, Inns & Gaming 0.1%
	MGM Resorts International Term Loan B 4.25%, due 12/20/19	1,276,800	1,296,637

	Total Loan Assignments & Participations (Cost $1,898,929)		1,932,545

	Mortgage-Backed Securities 0.9%
	Agency Collateral (Collateralized Mortgage Obligation) 0.1%
	FREMF Mortgage Trust (Collateralized Mortgage Obligations) Series 2011-K15, Class B 4.932%, due 8/25/44 (a)(d)	490,000	545,141

	Commercial Mortgage Loans (Collateralized Mortgage Obligations) 0.4%
	Banc of America Large Loan Trust Series 2007-BMB1, Class C 1.303%, due 8/15/29 (a)(b)	173,000	168,814
	Commercial Mortgage Pass Through Certificates Series 2013-WWP, Class A2 3.424%, due 3/10/31 (a)	602,000	619,496
	Fremf Mortgage Trust Series 2012-KF01, Class B 2.80%, due 10/25/44 (a)(d)	458,000	481,351
	GS Mortgage Securities Corp. II Series 2012-ALOH, Class A 3.551%, due 4/10/34 (a)	1,125,000	1,182,954
	GS Mortgage Securities Trust
	Series 2013-NYC5 E 1.00%, due 1/10/18	383,000	389,119
	Series 2013-KYO, Class D 2.802%, due 11/8/29 (b)	726,000	729,733
	Series 2012-BWTR, Class A 2.954%, due 11/5/34 (a)	235,000	234,104
			3,805,571
	Whole Loan Collateral (Collateralized Mortgage Obligations) 0.4%
	American Tower Trust I
	Series-2013, Class 1A 1.551%, due 3/15/43 (a)	1,149,000	1,153,468
	Series-2013, Class 2A 3.07%, due 3/15/48 (a)	2,340,000	2,354,768
			3,508,236
	Total Mortgage-Backed Securities (Cost $7,683,701)		7,858,948

	U.S. Government & Federal Agencies 16.1%
	Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) 1.6%
	4.50%, due 1/1/41	661,752	734,000
	5.00%, due 1/1/19	347,795	372,409
	5.00%, due 2/1/19	226,432	242,457
	5.00%, due 6/1/20	412,649	442,884
	5.00%, due 1/1/36	1,264,226	1,411,535
	5.00%, due 11/1/36	404,169	436,233
	5.00%, due 5/1/39	1,158,797	1,276,692
	5.00%, due 5/1/41	1,492,885	1,683,632
	5.00%, due 9/1/41	459,398	500,352
	5.50%, due 8/1/19	308,135	330,231
	5.50%, due 12/1/28	999,083	1,098,674
	5.50%, due 10/1/36	707,078	790,545
	5.50%, due 5/1/38	230,082	253,265
	5.50%, due 1/1/39	506,200	552,666
	5.50%, due 10/1/39	654,941	722,225
	6.00%, due 4/1/40	2,845,488	3,248,072
			14,095,872
¤	Federal National Mortgage Association (Mortgage Pass-Through Securities) 3.5%
	4.50%, due 10/1/40	312,208	348,720
	4.50%, due 4/1/41	351,600	386,226
	4.50%, due 5/1/41	651,759	718,417
	5.00%, due 9/1/29	858,048	930,142
	5.00%, due 1/1/30	347,894	377,124
	5.00%, due 9/1/33	546,058	617,194
	5.00%, due 11/1/33	172,564	187,365
	5.00%, due 12/1/33	331,553	361,275
	5.00%, due 2/1/34	182,419	198,772
	5.00%, due 10/1/35	442,846	480,859
	5.00%, due 2/1/40	748,122	825,007
	5.00%, due 6/1/40	1,158,263	1,281,019
	5.00%, due 3/1/41	308,066	342,806
	5.00%, due 4/1/41	1,360,610	1,536,350
	5.00%, due 5/1/41	455,424	501,375
	5.00%, due 6/1/41	767,989	846,916
	5.00%, due 9/1/41	19,911	21,957
	5.50%, due 1/1/25	344,041	376,722
	5.50%, due 7/1/25	691,502	755,651
	5.50%, due 1/1/33	217,144	241,122
	5.50%, due 4/1/34	586,003	645,220
	5.50%, due 9/1/34	1,054,175	1,163,008
	5.50%, due 5/1/35	383,682	420,895
	5.50%, due 7/1/35	2,459,972	2,713,938
	5.50%, due 1/1/36	466,650	511,910
	5.50%, due 7/1/36	1,141,153	1,258,966
	5.50%, due 5/1/37	1,740,886	1,929,700
	5.50%, due 7/1/37	255,446	278,626
	5.50%, due 3/1/38	314,850	349,618
	6.00%, due 10/1/35	1,120,753	1,237,510
	6.00%, due 12/1/35	1,091,345	1,227,981
	6.00%, due 2/1/37	176,320	201,906
	6.00%, due 3/1/37	273,346	300,714
	6.00%, due 5/1/37	275,978	303,004
	6.00%, due 10/1/38	849,346	962,598
	6.00%, due 11/1/38	1,023,409	1,129,679
	6.00%, due 1/1/39	2,268,532	2,488,660
	6.00%, due 10/1/39	1,292,743	1,444,465
	6.00%, due 7/1/40	1,785,577	2,008,421
			31,911,838
¤	Government National Mortgage Association (Mortgage Pass-Through Securities) 2.5%
	3.50%, due 5/20/42	329,796	354,706
	4.50%, due 7/15/41	208,366	229,925
	5.00%, due 4/15/39	386,237	422,278
	5.00%, due 10/15/39	500,509	552,343
	5.00%, due 11/15/39	775,842	854,840
	5.00%, due 1/15/40	257,681	281,974
	5.00%, due 4/15/40	498,999	557,072
	5.00%, due 5/15/40	338,795	375,279
	5.00%, due 5/20/40	411,218	456,207
	5.00%, due 7/15/40	1,110,600	1,221,517
	5.00%, due 2/15/41	804,014	889,841
	5.00%, due 5/15/41	342,797	377,123
	5.00%, due 9/15/41	212,157	232,025
	5.00%, due 10/15/41	1,559,128	1,705,142
	5.00%, due 10/20/41	621,769	681,245
	5.50%, due 9/15/35	122,576	137,982
	5.50%, due 3/15/36	599,976	660,602
	5.50%, due 5/20/36	502,446	553,492
	5.50%, due 4/20/41	686,140	751,130
	5.50%, due 9/20/41	118,274	129,476
	5.50%, due 1/20/42	785,997	861,428
	6.00%, due 11/20/34	489,546	555,466
	6.00%, due 1/20/39	320,041	360,336
	6.00%, due 10/20/41	140,056	157,689
	6.00%, due 12/20/41	1,582,803	1,782,087
	6.00%, due 1/20/42	1,640,749	1,847,330
	6.00%, due 2/20/42	1,515,456	1,706,261
	6.00%, due 3/20/42	266,344	299,878
	6.00%, due 4/20/42	1,344,133	1,538,476
	6.00%, due 5/20/42	562,613	633,450
	6.00%, due 7/20/42	353,035	397,484
	6.00%, due 8/20/42	381,889	429,971
	6.00%, due 9/20/42	252,031	283,764
	6.00%, due 11/20/42	334,213	376,293
			22,654,112
	United States Treasury Bond 0.7%
	3.125%, due 2/15/43	6,063,000	6,074,368

¤	United States Treasury Notes 7.8%
	0.125%, due 12/31/14	525,000	524,098
	0.25%, due 8/31/14	4,731,000	4,733,403
	0.25%, due 9/30/14	3,779,000	3,780,920
	0.25%, due 10/31/14	550,000	550,236
	0.25%, due 11/30/14	725,000	725,283
	0.25%, due 1/15/15	2,252,000	2,252,439
	0.25%, due 2/28/15	12,866,000	12,867,004
	0.25%, due 7/15/15	4,078,000	4,074,815
	0.375%, due 3/15/15	14,867,000	14,902,428
	0.375%, due 6/15/15	380,000	380,801
	0.375%, due 2/15/16	770,000	770,481
	0.75%, due 6/30/17	6,067,000	6,102,073
	0.75%, due 10/31/17	570,000	571,648
	0.75%, due 12/31/17	670,000	670,890
	0.875%, due 1/31/17	2,824,000	2,861,065
	0.875%, due 2/28/17	232,000	234,972
	0.875%, due 1/31/18	330,000	332,140
	1.00%, due 9/30/19	1,200,000	1,191,000
	1.625%, due 8/15/22	678,000	669,260
	1.625%, due 11/15/22	458,000	449,878
	2.00%, due 2/15/23	3,632,000	3,677,967
	2.125%, due 8/15/21	2,463,000	2,573,835
	3.125%, due 5/15/21	4,660,000	5,247,235
			70,143,871
	Total U.S. Government & Federal Agencies (Cost $144,600,664)		144,880,061

	Total Long-Term Bonds (Cost $357,956,670)		365,723,851

		Shares	Value
	Common Stocks 57.4%
	Aerospace & Defense 1.8%
¤	Boeing Co. (The)	183,903	15,788,072

	Agriculture 2.8%
	Altria Group, Inc.	200,339	6,889,658
¤	Philip Morris International, Inc.	196,359	18,204,443
			25,094,101
	Apparel 1.9%
	Coach, Inc.	115,530	5,775,345
	NIKE, Inc. Class B	192,040	11,332,280
			17,107,625
	Auto Manufacturers 0.3%
	Daimler A.G.	42,483	2,317,448

	Banks 4.3%
	CIT Group, Inc. (e)	232,779	10,121,231
	JPMorgan Chase & Co.	152,744	7,249,230
	Standard Chartered PLC	254,914	6,598,150
	U.S. Bancorp	431,487	14,640,354
			38,608,965
	Beverages 0.6%
	Diageo PLC	157,265	4,958,342

	Chemicals 4.0%
¤	E.I. du Pont de Nemours & Co.	321,287	15,794,469
¤	LyondellBasell Industries, N.V., Class A	233,807	14,797,645
	Syngenta A.G., ADR	59,681	4,998,284
			35,590,398
	Commercial Services 1.2%
	MasterCard, Inc. Class A	20,122	10,888,618

	Computers 2.0%
¤	Apple, Inc.	41,412	18,330,194

	Cosmetics & Personal Care 0.5%
	Estee Lauder Cos., Inc. (The) Class A	75,791	4,852,898

	Diversified Financial Services 1.3%
	Blackstone Group L.P. (The)	598,519	11,838,706

	Electronics 2.7%
	Amphenol Corp. Class A	52,580	3,925,097
	Honeywell International, Inc.	99,674	7,510,436
	TE Connectivity, Ltd.	298,227	12,504,658
			23,940,191
	Finance - Credit Card 0.3%
	American Express Co.	45,835	3,092,029

	Finance - Investment Banker/Broker 0.2%
	Greenhill & Co., Inc.	31,104	1,660,331

	Food 0.9%
	Hershey Co. (The)	94,593	8,279,725

	Health Care - Services 1.3%
	Aetna, Inc.	227,228	11,615,895

	Insurance 0.6%
	Prudential PLC	331,200	5,359,525

	Internet 1.4%
	eBay, Inc. (e)	172,154	9,334,190
	Priceline.com, Inc. (e)	4,883	3,359,162
			12,693,352
	Lodging 1.1%
	Las Vegas Sands Corp.	182,199	10,266,914

	Media 4.8%
¤	CBS Corp. Class B	411,970	19,234,879
	DIRECTV (e)	54,897	3,107,719
	Time Warner Cable, Inc.	137,258	13,185,004
	Viacom, Inc. Class B	118,197	7,277,389
			42,804,991
	Metal Fabricate & Hardware 0.4%
	Precision Castparts Corp.	20,677	3,920,773

	Miscellaneous - Manufacturing 0.3%
	Dover Corp.	40,516	2,952,806

	Oil & Gas 2.3%
¤	Chevron Corp.	132,445	15,737,115
	Noble Corp.	57,319	2,186,720
	Valero Energy Corp.	58,650	2,667,988
			20,591,823
	Oil & Gas Services 0.6%
	National-Oilwell Varco, Inc.	72,038	5,096,688

	Pharmaceuticals 8.5%
	Abbott Laboratories	151,832	5,362,706
	AbbVie, Inc.	273,766	11,164,178
	Allergan, Inc.	72,592	8,103,445
	AmerisourceBergen Corp.	118,170	6,079,847
	Bristol-Myers Squibb Co.	115,556	4,759,752
	Express Scripts Holding Co. (e)	222,539	12,829,373
	Johnson & Johnson	89,024	7,258,127
	Mylan, Inc. (e)	230,096	6,658,978
	Shire PLC, Sponsored ADR	74,018	6,762,284
	Valeant Pharmaceuticals International, Inc. (e)	47,402	3,556,098
	Zoetis, Inc. (e)	114,678	3,830,245
			76,365,033
	Pipelines 1.5%
	Enterprise Products Partners, L.P.	223,735	13,488,983

	Real Estate Investment Trusts 0.8%
	Ventas, Inc.	95,813	7,013,512

	Retail 1.6%
	AutoZone, Inc. (e)	9,867	3,914,929
	Home Depot, Inc. (The)	60,724	4,237,321
	Nordstrom, Inc.	113,468	6,266,838
			14,419,088
	Software 2.1%
	CA, Inc.	156,403	3,936,663
	Intuit, Inc.	84,283	5,533,179
	Microsoft Corp.	235,248	6,730,445
	VMware, Inc. Class A (e)	38,185	3,012,033
			19,212,320
	Telecommunications 1.9%
	CenturyLink, Inc.	185,765	6,525,924
	Motorola Solutions, Inc.	129,082	8,265,121
	Verizon Communications, Inc.	40,511	1,991,116
			16,782,161
	Toys, Games & Hobbies 1.5%
	Mattel, Inc.	316,175	13,845,303

	Transportation 1.9%
	Canadian Pacific Railway, Ltd.	42,142	5,498,267
	Union Pacific Corp.	80,920	11,523,817
			17,022,084
	Total Common Stocks (Cost $447,364,985)		515,798,894

	Preferred Stocks 0.3%
	Banks 0.0%‡
	Goldman Sachs Group, Inc. (The) 5.95%	8,040	203,412
	Diversified Financial Services 0.2%
	Citigroup Capital XIII 7.875%	18,000	514,620
	Discover Financial Services 6.50%	57,275	1,479,986
			1,994,606
	Food 0.1%
	HJ Heinz Finance Co. 8.00% (a)	4	410,250

	Total Preferred Stocks (Cost $2,556,841)		2,608,268

		Principal Amount	Value
	Short-Term Investment 2.2%
	Repurchase Agreement 2.2%
	State Street Bank and Trust Co. 0.01%, dated 3/28/13 due 4/1/13 Proceeds at Maturity $19,976,183 (Collateralized by a Federal Home Loan Mortgage Corp. security with a rate of 2.10% and a maturity date of 10/17/22, with a Principal Amount of $20,565,000 and a Market Value of $20,378,928)	$19,976,161	19,976,161
	Total Short-Term Investment (Cost $19,976,161)		19,976,161
	Total Investments (Cost $827,854,657) (f)	100.6%	904,107,174
	Other Assets, Less Liabilities	(0.6)	(5,419,919)
	Net Assets	100.0%	$898,687,255

¤	Among the Portfolio's 10 largest holdings or issuers held, as of March 28, 2013, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Floating rate - Rate shown is the rate in effect as of March 28, 2013.
(c)	Floating Rate Loan - generally pays interest at rates which are periodically re-determined at a margin above the London InterBank Offered Rate or other short-term rates. The rate shown is the rate(s) in effect as of March 28, 2013.
(d)	Collateral strip rate - Bond whose interest is based on the weighted net interest rate of the collateral. Coupon rate adjusts periodically based on a predetermined schedule. Rate shown is the rate in effect as of March 28, 2013.
(e)	Non-income producing security.
(f)	As of March 28, 2013, cost is $827,317,164 for federal income tax purposes and net unrealized appreciation is as follows:

Gross unrealized appreciation	$85,050,838
Gross unrealized depreciation	(8,260,828)
Net unrealized appreciation	$76,790,010

ADR	-American Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of March 28, 2013, for valuing the Portfolio's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$—	$1,969,400	$—	$1,969,400
Corporate Bonds	—	209,082,897	—	209,082,897
Loan Assignments & Participations	—	1,932,545	—	1,932,545
Mortgage-Backed Securities	—	7,858,948	—	7,858,948
U.S. Government & Federal Agencies	—	144,880,061	—	144,880,061
Total Long-Term Bonds	—	365,723,851	—	365,723,851
Common Stocks	515,798,894	—	—	515,798,894
Preferred Stocks	2,608,268	—	—	2,608,268
Short-Term Investment
Repurchase Agreement	—	19,976,161	—	19,976,161
Total Investments in Securities	$518,407,162	$385,700,012	$—	$904,107,174

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

As of March 28, 2013, foreign securities with a total value of $14,121,260 were transferred from Level 2 to Level 1 as the prices of these securities were based on quoted prices compared with the prior year prices which were adjusted for events after the market close. The December 31, 2012 prices were adjusted by applying factors provided by a third party vendor in accordance with the Portfolio’s policies and procedures. Fair values as of March 28, 2013 for these securities are based on quoted prices in active markets for identical investments.

As of March 28, 2013, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

MainStay VP Large Cap Growth Portfolio
Portfolio of Investments March 28, 2013 (Unaudited)

		Shares	Value
	Common Stocks 97.8% †
	Aerospace & Defense 3.4%
	Precision Castparts Corp.	57,300	$10,865,226
	United Technologies Corp.	129,600	12,108,528
			22,973,754
	Air Freight & Logistics 1.0%
	FedEx Corp.	68,300	6,707,060

	Airlines 0.7%
	Delta Air Lines, Inc. (a)	285,000	4,705,350

	Auto Components 1.2%
	BorgWarner, Inc. (a)	108,500	8,391,390

	Biotechnology 8.1%
	Amgen, Inc.	105,000	10,763,550
¤	Biogen Idec, Inc. (a)	82,400	15,895,784
	Celgene Corp. (a)	128,800	14,929,208
	Gilead Sciences, Inc. (a)	264,800	12,956,664
			54,545,206
	Capital Markets 2.7%
	BlackRock, Inc.	27,900	7,166,952
	Franklin Resources, Inc.	73,800	11,129,778
			18,296,730
	Chemicals 4.5%
	Ecolab, Inc.	120,600	9,669,708
¤	Monsanto Co.	194,389	20,533,310
			30,203,018
	Commercial Banks 1.0%
	Wells Fargo & Co.	178,900	6,617,511

	Communications Equipment 2.0%
	QUALCOMM, Inc.	205,800	13,778,310

	Computers & Peripherals 4.8%
¤	Apple, Inc.	59,580	26,371,895
	EMC Corp. (a)	243,000	5,805,270
			32,177,165
	Construction & Engineering 1.3%
	Fluor Corp.	135,200	8,967,816

	Diversified Financial Services 0.7%
	Citigroup, Inc.	110,000	4,866,400

	Energy Equipment & Services 1.0%
	FMC Technologies, Inc. (a)	121,700	6,619,263

	Food & Staples Retailing 2.3%
	Costco Wholesale Corp.	61,600	6,536,376
	CVS Caremark Corp.	163,800	9,007,362
			15,543,738
	Health Care Equipment & Supplies 2.2%
	Abbott Laboratories	42,300	1,494,036
	Covidien PLC	115,700	7,849,088
	Intuitive Surgical, Inc. (a)	10,935	5,371,163
			14,714,287
	Health Care Providers & Services 3.2%
	Express Scripts Holding Co. (a)	143,600	8,278,540
	HCA Holdings, Inc.	115,300	4,684,639
	UnitedHealth Group, Inc.	146,100	8,358,381
			21,321,560
	Health Care Technology 1.2%
	Cerner Corp. (a)	85,800	8,129,550

	Hotels, Restaurants & Leisure 3.6%
	Las Vegas Sands Corp.	121,400	6,840,890
	Starbucks Corp.	174,300	9,928,128
	Yum! Brands, Inc.	104,500	7,517,730
			24,286,748
	Household Durables 0.9%
	Lennar Corp. Class A	145,800	6,047,784

	Industrial Conglomerates 3.1%
¤	Danaher Corp.	335,000	20,820,250

	Internet & Catalog Retail 5.5%
¤	Amazon.com, Inc. (a)	72,000	19,187,280
¤	Priceline.com, Inc. (a)	25,980	17,872,421
			37,059,701
	Internet Software & Services 7.5%
	Baidu, Inc., Sponsored ADR (a)	64,100	5,621,570
	eBay, Inc. (a)	201,000	10,898,220
	Facebook, Inc. Class A (a)	412,000	10,538,960
¤	Google, Inc. Class A (a)	26,850	21,319,706
	LinkedIn Corp. Class A (a)	10,900	1,919,054
			50,297,510
	IT Services 9.1%
¤	International Business Machines Corp.	103,700	22,119,210
	MasterCard, Inc. Class A	16,525	8,942,173
	Teradata Corp. (a)	94,600	5,535,046
¤	Visa, Inc. Class A	148,100	25,153,304
			61,749,733
	Media 4.4%
	CBS Corp. Class B	174,700	8,156,743
	News Corp. Class A	244,100	7,449,932
	Sirius XM Radio, Inc.	2,612,700	8,047,116
	Walt Disney Co. (The)	101,000	5,736,800
			29,390,591
	Multiline Retail 1.5%
	Dollar General Corp. (a)	200,800	10,156,464

	Oil, Gas & Consumable Fuels 2.0%
	Cabot Oil & Gas Corp.	94,300	6,375,623
	Range Resources Corp.	89,100	7,220,664
			13,596,287
	Personal Products 1.0%
	Estee Lauder Cos., Inc. (The) Class A	103,300	6,614,299

	Pharmaceuticals 1.9%
	Allergan, Inc.	56,900	6,351,747
	GlaxoSmithKline PLC, Sponsored ADR	137,900	6,468,889
			12,820,636
	Real Estate Investment Trusts 1.3%
	American Tower Corp.	118,700	9,130,404

	Road & Rail 4.0%
¤	Union Pacific Corp.	189,300	26,958,213

	Semiconductors & Semiconductor Equipment 1.2%
	NXP Semiconductors N.V. (a)	261,500	7,912,990

	Software 2.2%
	Salesforce.com, Inc. (a)	84,300	15,075,369

	Specialty Retail 3.5%
	Home Depot, Inc. (The)	143,400	10,006,452
	Ross Stores, Inc.	112,300	6,807,626
	Ulta Salon Cosmetics & Fragrance, Inc. (a)	86,300	7,004,971
			23,819,049
	Textiles, Apparel & Luxury Goods 1.4%
	Ralph Lauren Corp.	56,900	9,633,739

	Trading Companies & Distributors 1.1%
	W.W. Grainger, Inc.	32,200	7,244,356

	Wireless Telecommunication Services 1.3%
	SBA Communications Corp. Class A (a)	120,600	8,685,612

	Total Common Stocks (Cost $541,093,440)		659,857,843

		Principal Amount	Value
	Short-Term Investment 2.3%
	Repurchase Agreement 2.3%
	State Street Bank and Trust Co. 0.01%, dated 3/28/13 due 4/1/13 Proceeds at Maturity $15,301,301 (Collateralized by a Federal Home Loan Mortgage Corp. security with a rate of 2.06% and a maturity date of 10/17/22, with a Principal Amount of $15,740,000 and a Market Value of $15,607,831)	$15,301,284	15,301,284
	Total Short-Term Investment (Cost $15,301,284)		15,301,284
	Total Investments (Cost $556,394,724) (b)	100.1%	675,159,127
	Other Assets, Less Liabilities	(0.1)	(632,543)
	Net Assets	100.0%	$674,526,584

¤	Among the Portfolio's 10 largest holdings, as of March 28, 2013, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Portfolio net assets.
(a)	Non-income producing security.
(b)	As of March 28, 2013, cost is $556,929,752 for federal income tax purposes and net unrealized appreciation is as follows:

Gross unrealized appreciation	$127,070,473
Gross unrealized depreciation	(8,841,098)
Net unrealized appreciation	$118,229,375

The following abbreviation is used in the above portfolio:
ADR	-American Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of March 28, 2013, for valuing the Portfolio's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$659,857,843	$—	$—	$659,857,843
Short-Term Investment
Repurchase Agreement	—	15,301,284	—	15,301,284
Total Investments in Securities	$659,857,843	$15,301,284	$—	$675,159,127

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

For the period ended March 28, 2013, the Portfolio did not have any transfers between Level 1 and Level 2 fair value measurements.

As of March 28, 2013, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

MainStay VP MFS® Utilities Portfolio

Portfolio of Investments March 28, 2013 (Unaudited)

		Principal Amount	Value
	Long-Term Bonds 2.1%†
	Convertible Bonds 1.5%
	Telecommunications 1.5%
	SBA Communications Corp. 4.00%, due 10/1/14	$2,779,193	$6,640,534
¤	Virgin Media, Inc. 6.50%, due 11/15/16	2,774,441	7,305,450
			13,945,984
	Total Convertible Bonds (Cost $8,933,907)		13,945,984

	Corporate Bonds 0.6%
	Electric 0.1%
	Viridian Group FundCo II 11.125%, due 4/1/17 (a)(b)(c)	1,150,000	1,213,250

	Oil & Gas 0.5%
	EP Energy LLC / EP Energy Finance, Inc. 9.375%, due 5/1/20	4,235,000	4,891,425

	Total Corporate Bonds (Cost $5,382,925)		6,104,675

	Mortgage-Backed Security 0.0%‡
	Commercial Mortgage Loans (Collateralized Mortgage Obligation) 0.0%‡
	Falcon Franchise Loan LLC Series 2001-1, Class IO 6.182%, due 1/5/23 (a)(b)(c)(d)	35,909	3,950

	Total Mortgage-Backed Securities (Cost $2,130)		3,950

	Total Long-Term Bonds (Cost $14,318,962)		20,054,609

		Shares	Value
	Common Stocks 87.0%
	Diversified Telecommunication Services 10.9%
	AT&T, Inc.	151,630	5,563,305
	Bezeq-The Israeli Telecommunication Corp., Ltd.	6,168,219	8,546,598
	BT Group PLC	809,640	3,419,976
	CenturyLink, Inc.	255,139	8,963,033
	Frontier Communications Corp.	1,018,367	4,053,101
	Portugal Telecom SGPS S.A. Registered	777,910	3,853,044
	Swisscom A.G.	1,030	476,536
	TDC A/S	1,416,693	10,885,085
	Telecom Italia S.p.A.	11,409,363	7,020,048
	Telefonica Brasil S.A., ADR	257,221	6,862,656
	Telefonica Deutschland Holding A.G. (e)	334,710	2,562,276
	Verizon Communications, Inc.	337,470	16,586,651
	Windstream Corp.	1,326,490	10,545,596
	XL Axiata Tbk PT	6,357,000	3,434,448
	Ziggo N.V.	345,214	12,140,340
			104,912,693
	Electric Utilities 22.3%
	American Electric Power Co., Inc.	226,603	11,019,704
	CEZ AS	149,236	4,367,673
	Cheung Kong Infrastructure Holdings, Ltd.	721,000	4,941,314
	Cia Paranaense de Energia, Sponsored ADR	183,233	2,834,615
	CLP Holdings, Ltd.	530,000	4,642,804
	Duke Energy Corp.	180,480	13,101,043
¤	Edison International	553,482	27,851,214
	EDP - Energias do Brasil S.A.	1,323,800	8,267,404
¤	Energias de Portugal S.A.	8,081,798	24,883,901
	Exelon Corp.	28,780	992,334
	FirstEnergy Corp.	247,570	10,447,454
	Fortum Oyj	47,840	964,009
	Great Plains Energy, Inc.	186,898	4,334,165
	Iberdrola S.A.	1,363,686	6,350,637
	ITC Holdings Corp.	75,479	6,737,256
	Light S.A.	421,660	4,173,302
	NextEra Energy, Inc.	180,958	14,056,817
	Northeast Utilities	151,920	6,602,443
	NV Energy, Inc.	138,216	2,768,466
	OGE Energy Corp.	260,825	18,252,534
	Portland General Electric Co.	60,670	1,840,121
¤	PPL Corp.	464,204	14,534,227
	Red Electrica Corp. S.A.	193,955	9,758,389
	SSE PLC	275,115	6,203,467
	Transmissora Alianca de Energia Eletrica S.A.	191,200	2,128,913
	Xcel Energy, Inc.	94,440	2,804,868
			214,859,074
	Energy Equipment & Services 0.9%
	Ensco PLC Class A	102,780	6,166,800
	Noble Corp.	50,030	1,908,644
			8,075,444
	Gas Utilities 3.5%
	APA Group	168,826	1,047,609
	China Resources Gas Group, Ltd.	898,000	2,475,630
	Enagas S.A.	532,964	12,409,970
	Gas Natural SDG S.A.	211,400	3,742,279
	Infraestructura Energetica Nova S.A.B. de C.V. (e)	435,300	1,386,805
	ONEOK, Inc.	268,704	12,809,120
			33,871,413
	Independent Power Producers & Energy Traders 8.7%
	AES Corp. (The)	1,621,686	20,384,593
	AES Gener S.A.	438,210	302,053
	Calpine Corp. (e)	1,008,208	20,769,085
	China Longyuan Power Group Corp.	2,442,000	2,220,987
	E.ON Russia JSC (f)	11,805,349	991,508
	EDP Renovaveis S.A. (e)	2,854,268	13,793,471
¤	NRG Energy, Inc.	855,927	22,673,506
	Tractebel Energia S.A.	165,100	2,838,339
			83,973,542
	Media 10.8%
	Astro Malaysia Holdings Bhd	5,025,100	4,706,214
¤	Comcast Corp. Class A	907,595	35,958,914
	Kabel Deutschland Holding A.G.	60,472	5,579,608
	Liberty Global, Inc. Class A (e)	72,266	5,304,324
	Telenet Group Holding N.V.	47,303	2,339,313
¤	Time Warner Cable, Inc.	262,287	25,195,289
	Time Warner, Inc.	8,620	496,684
¤	Virgin Media, Inc.	499,479	24,459,487
			104,039,833
	Multi-Utilities 9.7%
	AGL Energy, Ltd.	170,790	2,820,195
	CenterPoint Energy, Inc.	401,944	9,630,578
¤	CMS Energy Corp.	949,891	26,539,955
	GDF Suez S.A.	331,830	6,388,855
	National Grid PLC	205,124	2,384,318
	NiSource, Inc.	291,474	8,551,847
	PG&E Corp.	148,990	6,634,525
	Public Service Enterprise Group, Inc.	493,409	16,943,665
	Sempra Energy	148,448	11,866,933
	Suez Environnement Co.	134,730	1,718,230
			93,479,101
	Oil, Gas & Consumable Fuels 13.8%
	Access Midstream Partners, L.P.	12,100	488,477
	Anadarko Petroleum Corp.	5,590	488,845
	Cabot Oil & Gas Corp.	69,739	4,715,054
	Cheniere Energy, Inc. (e)	61,673	1,726,844
	Enbridge, Inc.	101,010	4,703,227
	Energen Corp.	137,874	7,170,826
	EQT Corp.	230,751	15,633,380
¤	Kinder Morgan, Inc.	793,778	30,703,333
	Linn Energy LLC	12,760	484,625
	Noble Energy, Inc.	49,680	5,745,989
	ONEOK Partners, L.P.	4,520	259,448
	QEP Resources, Inc.	286,270	9,114,837
	Spectra Energy Corp.	477,233	14,674,915
	TransCanada Corp.	59,530	2,842,157
¤	Williams Cos., Inc. (The)	562,063	21,054,880
	Williams Partners, L.P.	242,301	12,551,192
			132,358,029
	Real Estate Investment Trusts 1.3%
	American Tower Corp.	159,252	12,249,664

	Water Utilities 0.6%
	Aguas Andinas S.A. Class A	2,956,060	2,319,708
	Cia de Saneamento de Minas Gerais-COPASA	143,300	3,499,619
			5,819,327
	Wireless Telecommunication Services 4.5%
	Cellcom Israel, Ltd.	333,003	2,727,295
	ENTEL Chile S.A.	107,896	2,286,068
	Megafon OAO, GDR (e)	22,990	712,690
	Mobile Telesystems OJSC, Sponsored ADR	537,439	11,146,485
	Mobile Telesystems OJSC (f)	53,050	470,221
	NII Holdings, Inc. (e)	60,730	262,961
	SBA Communications Corp. Class A (e)	87,352	6,291,091
	Tim Participacoes S.A., ADR	545,341	11,932,061
	Turkcell Iletisim Hizmetleri AS (e)	1,100,430	7,389,722
			43,218,594
	Total Common Stocks (Cost $742,800,555)		836,856,714

	Convertible Preferred Stocks 3.9%
	Electric Utilities 3.9%
	NextEra Energy, Inc.
	5.89%	121,780	6,643,099
	7.00%	160,678	9,295,222
¤	PPL Corp.
	8.75%	195,681	10,909,216
	9.50%	197,877	10,843,660
			37,691,197
	Total Convertible Preferred Stocks (Cost $36,033,351)		37,691,197

	Preferred Stocks 1.8%
	Diversified Telecommunication Services 0.2%
	Oi S.A. 19.83%	513,700	1,550,697

	Electric Utilities 1.6%
	Cia Energetica de Minas Gerais 22.73%	953,550	11,145,788
	Cia Paranaense de Energia Class B 4.02%	310,000	4,744,921
			15,890,709
	Total Preferred Stocks (Cost $21,463,296)		17,441,406

		Principal Amount	Value
	Short-Term Investment 5.5%
	Repurchase Agreement 5.5%
	State Street Bank and Trust Co. 0.01%, dated 3/28/13 due 4/1/13 Proceeds at Maturity $53,050,624 (Collateralized by a Federal Home Loan Mortgage Corp. security with a rate of 2.00% and a maturity date of 11/2/22, with a Principal Amount of $54,850,000 and a Market Value of $54,113,968)	$53,050,565	53,050,565
	Total Short-Term Investment (Cost $53,050,565)		53,050,565
	Total Investments (Cost $867,666,729) (g)	100.3%	965,094,491
	Other Assets, Less Liabilities	(0.3)	(2,548,415)
	Net Assets	100.0%	$962,546,076

¤	Among the Portfolio's 10 largest holdings, as of March 28, 2013, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	Restricted security.
(b)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(c)	Illiquid security. The total market value of these securities as of March 28, 2013 is $1,217,200, which represents 0.1% of the Portfolio's net assets.
(d)	Collateral strip rate - Bond whose interest is based on the weighted net interest rate of the collateral. Coupon rate adjusts periodically based on a predetermined schedule. Rate shown is the rate in effect as of March 28, 2013.
(e)	Non-income producing security.
(f)	Fair valued security. The total market value of these securities as of March 28, 2013 is $1,461,729, which represents 0.2% of the Portfolio's net assets.
(g)	As of March 28, 2013, cost is $868,236,406 for federal income tax purposes and net unrealized appreciation is as follows:
Gross unrealized appreciation	$122,454,749
Gross unrealized depreciation	(25,596,664)
Net unrealized appreciation	$96,858,085

The following abbreviations are used in the above portfolio:
ADR	American Depositary Receipt
GDR	Global Depositary Receipt

   As of March 28, 2013, the Portfolio held the following foreign currency forward contracts:

Foreign Currency Buy Contracts	Expiration Date	Counterparty	Contract Amount Purchased		Contract Amount Sold		Unrealized Appreciation (Depreciation)

Euro vs. U.S. Dollar	6/18/13	Barclays Bank PLC	EUR	656,000	USD	850,822	USD	(9,469)
Euro vs. U.S. Dollar	4/15/13	Credit Suisse Group A.G.		648,398		863,321		(32,107)
Euro vs. U.S. Dollar	4/15/13	Deutsche Bank A.G.		1,966,604		2,644,056		(122,968)
Euro vs. U.S. Dollar	4/15/13	Goldman Sachs International		105,337		137,953		(2,915)
Euro vs. U.S. Dollar	4/12/13	UBS A.G.		61,875		82,098		(2,778)
Euro vs. U.S. Dollar	4/15/13	UBS A.G.		887,961		1,181,612		(43,289)
Euro vs. U.S. Dollar	6/18/13	UBS A.G.		656,000		850,678		(9,325)
Pound Sterling vs. U.S. Dollar	4/15/13	Barclays Bank PLC	GBP	979,977		1,526,840		(37,912)
Pound Sterling vs. U.S. Dollar	6/18/13	Barclays Bank PLC		1,100,000		1,652,013		18,722
Pound Sterling vs. U.S. Dollar	4/15/13	Credit Suisse Group A.G.		456,841		735,205		(41,104)
Pound Sterling vs. U.S. Dollar	4/15/13	Deutsche Bank A.G.		1,291,533		2,021,623		(59,333)
Pound Sterling vs. U.S. Dollar	4/15/13	JPMorgan Chase Bank		183,903		274,772		4,640
Pound Sterling vs. U.S. Dollar	4/15/13	UBS A.G.		526,767		818,789		(18,446)
Foreign Currency Sales Contracts			Contract Amount Sold		Contract Amount Purchased

Euro vs. U.S. Dollar	4/15/13	Barclays Bank PLC	EUR	1,355,430	USD	1,772,836	USD	35,241
Euro vs. U.S. Dollar	4/15/13	Citibank N.A.		818,002		1,053,587		4,949
Euro vs. U.S. Dollar	4/15/13	Credit Suisse Group A.G.		1,438,188		1,879,359		35,671
Euro vs. U.S. Dollar	4/15/13	Deutsche Bank A.G.		28,037,916		36,678,346		735,117
Euro vs. U.S. Dollar	4/15/13	Goldman Sachs International		198,359		259,776		5,490
Euro vs. U.S. Dollar	4/15/13	JPMorgan Chase Bank		27,988,345		36,610,351		730,670
Euro vs. U.S. Dollar	4/15/13	Merrill Lynch International Bank		358,147		468,123		8,996
Euro vs. U.S. Dollar	4/15/13	UBS A.G.		2,046,317		2,693,752		70,474
Pound Sterling vs. U.S. Dollar	4/15/13	Barclays Bank PLC	GBP	10,197,077		16,394,080		901,154
Pound Sterling vs. U.S. Dollar	4/15/13	Credit Suisse Group A.G.		218,778		325,983		(6,417)
Pound Sterling vs. U.S. Dollar	4/15/13	Deutsche Bank A.G.		10,144,818		16,323,316		909,790
Net unrealized appreciation (depreciation) on foreign currency forward contracts							USD	3,074,851

The following is a summary of the fair valuations according to the inputs used as of March 28, 2013, for valuing the Portfolio's assets and liabilities.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Long-Term Bonds
Convertible Bonds	$—	$13,945,984	$—	$13,945,984
Corporate Bonds	—	6,104,675	—	6,104,675
Mortgage-Backed Securities	—	3,950	—	3,950
Total Long-Term Bonds	—	20,054,609	—	20,054,609
Common Stocks (b)	835,394,985	—	1,461,729	836,856,714
Convertible Preferred Stocks	37,691,197	—	—	37,691,197
Preferred Stocks	17,441,406	—	—	17,441,406
Short-Term Investment
Repurchase Agreement	—	53,050,565	—	53,050,565
Total Investments in Securities	890,527,588	73,105,174	1,461,729	965,094,491
Other Financial Instruments
Foreign Currency Forward Contracts (c)	—	3,460,914	—	3,460,914
Total Investments in Securities and Other Financial Instruments	$890,527,588	$76,566,088	$1,461,729	$968,555,405

Liability Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments
Foreign Currency Forward Contracts (c)	$—	$(386,063)	$—	$(386,063)
Total Other Financial Instruments	$—	$(386,063)	$—	$(386,063)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The Level 3 securities valued at $991,508 and $470,221 are held in Independent Power Producers & Energy Traders and Wireless Telecommunication Services within the Common Stocks section of the Portfolio of Investments.
(c)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

As of March 28, 2013, foreign securities with a total value of $204,056,847 were transferred from Level 2 to Level 1 as the prices of these securities were based on quoted prices compared with the prior year prices which were adjusted for events after the market close. The December 31, 2012 prices were adjusted by applying factors provided by a third party vendor in accordance with the Portfolio’s policies and procedures. Fair values as of March 28, 2013 for these securities are based on quoted prices in active markets for identical investments.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of December 31, 2012	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of March 28, 2013	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at March 28, 2013
Common Stocks
Electric Utilities	$178,027	$-	$(57,296)	$60,911	$-	$(181,642)	$-	$-	$-	$-
Independent Power Producers & Energy Traders	1,010,444	-	-	(18,936)		-	-	-	991,508	(18,936)
Wireless Telecommunication Services	-	-	-	13,094	457,127	-	-	-	470,221	13,094
Total	$1,188,471	$-	$(57,296)	$55,069	$457,127	$(181,642)	$-	$-	$1,461,729	$(5,842)

VP MFS Utilities Fund

As of March 28, 2013, the Portfolio held the following restricted securities:

	Date(s) of	Principal		3/28/13	Percent of
Security	Acquisition	Amount	Cost	Value	Net Assets

Falcon Franchise Loan LLC	2/17/12	35,909	$2,130	$3,950	0.0	%‡
Viridian Group FundCo II	3/1/12	1,150,000	$1,118,490	$1,213,250	0.1
Total			$1,120,620	$1,217,200	0.1%

‡ Less than one-tenth of a percent.

MainStay VP Mid Cap Core Portfolio

Portfolio of Investments March 28, 2013 (Unaudited)

		Shares	Value
	Common Stocks 98.2% †
	Aerospace & Defense 1.6%
	Alliant Techsystems, Inc.	546	$39,547
	Engility Holdings, Inc. (a)	55,865	1,339,643
	Huntington Ingalls Industries, Inc.	50,167	2,675,406
	L-3 Communications Holdings, Inc.	17,773	1,438,191
	Spirit Aerosystems Holdings, Inc. Class A (a)	141,523	2,687,522
	Textron, Inc.	35,114	1,046,748
			9,227,057
	Airlines 3.0%
	Copa Holdings S.A. Class A	31,079	3,717,359
	Delta Air Lines, Inc. (a)	297,169	4,906,260
	Southwest Airlines Co.	334,081	4,503,412
	United Continental Holdings, Inc. (a)	143,928	4,607,136
			17,734,167
	Auto Components 0.7%
	Delphi Automotive PLC	88,043	3,909,109
	Goodyear Tire & Rubber Co. (The) (a)	5,440	68,599
			3,977,708
	Automobiles 0.2%
	Thor Industries, Inc.	24,656	907,094

	Beverages 0.1%
	Constellation Brands, Inc. Class A (a)	6,215	296,083

	Biotechnology 1.2%
	Alexion Pharmaceuticals, Inc. (a)	49	4,515
	Ariad Pharmaceuticals, Inc. (a)	223	4,034
	BioMarin Pharmaceutical, Inc. (a)	321	19,985
	Myriad Genetics, Inc. (a)	113,232	2,876,093
	Onyx Pharmaceuticals, Inc. (a)	324	28,791
	United Therapeutics Corp. (a)	57,316	3,488,825
	Vertex Pharmaceuticals, Inc. (a)	6,979	383,705
			6,805,948
	Building Products 0.7%
	Lennox International, Inc.	27,072	1,718,801
	Masco Corp.	107,294	2,172,704
			3,891,505
	Capital Markets 3.2%
	American Capital Ltd. (a)	246,113	3,592,019
	Eaton Vance Corp.	3,118	130,426
	Janus Capital Group, Inc.	19,479	183,103
	Lazard, Ltd. Class A	97,767	3,336,788
	Northern Trust Corp.	61,859	3,375,027
	T. Rowe Price Group, Inc.	65,198	4,881,374
	TD Ameritrade Holding Corp.	20,398	420,607
	Waddell & Reed Financial, Inc. Class A	55,771	2,441,654
			18,360,998
	Chemicals 3.1%
	CF Industries Holdings, Inc.	6,883	1,310,317
	Huntsman Corp.	76,353	1,419,402
	NewMarket Corp.	184	47,906
¤	PPG Industries, Inc.	38,545	5,162,717
	Sherwin-Williams Co. (The)	26,186	4,422,554
	Valspar Corp. (The)	117	7,283
	W.R. Grace & Co. (a)	48,667	3,772,179
	Westlake Chemical Corp.	22,518	2,105,433
			18,247,791
	Commercial Banks 1.0%
	CIT Group, Inc. (a)	52,894	2,299,831
	Fifth Third Bancorp	16,823	274,383
	First Republic Bank	22,587	872,310
	Huntington Bancshares, Inc.	175,430	1,296,428
	KeyCorp	77,914	776,023
	Regions Financial Corp.	2,399	19,648
	SunTrust Banks, Inc.	7,267	209,362
			5,747,985
	Commercial Services & Supplies 0.9%
	Avery Dennison Corp.	85,797	3,695,277
	Pitney Bowes, Inc.	112,067	1,665,315
	R.R. Donnelley & Sons Co.	560	6,748
			5,367,340
	Communications Equipment 1.6%
	Brocade Communications Systems, Inc. (a)	509,460	2,939,584
	EchoStar Corp. Class A (a)	10,524	410,120
	Harris Corp.	73,409	3,401,773
	Juniper Networks, Inc. (a)	41	760
	Polycom, Inc. (a)	201,059	2,227,734
	Riverbed Technology, Inc. (a)	5,977	89,117
			9,069,088
	Computers & Peripherals 2.0%
	Lexmark International, Inc. Class A	129,253	3,412,279
	NetApp, Inc. (a)	119,182	4,071,257
	Western Digital Corp.	88,546	4,452,093
			11,935,629
	Construction & Engineering 1.0%
	AECOM Technology Corp. (a)	108,097	3,545,582
	Chicago Bridge & Iron Co. N.V.	34,455	2,139,655
			5,685,237
	Containers & Packaging 0.6%
	Ball Corp.	36,695	1,745,948
	Greif, Inc. Class A	1,271	68,151
	Sealed Air Corp.	67,006	1,615,515
			3,429,614
	Distributors 0.0%‡
	Genuine Parts Co.	1,348	105,144

	Diversified Consumer Services 0.3%
	DeVry, Inc.	51,939	1,649,063

	Diversified Financial Services 1.5%
	Interactive Brokers Group, Inc. Class A	156,217	2,329,195
	IntercontinentalExchange, Inc. (a)	1,402	228,624
	Leucadia National Corp.	135,837	3,726,009
	McGraw-Hill Cos., Inc. (The)	18,786	978,375
	Moody's Corp.	23,393	1,247,315
			8,509,518
	Diversified Telecommunication Services 0.1%
	Frontier Communications Corp.	160,285	637,934
	tw telecom, Inc. (a)	7,702	194,014
			831,948
	Electric Utilities 1.2%
	Edison International	82,830	4,168,006
	Entergy Corp.	19,518	1,234,318
	PPL Corp.	4,489	140,551
	Xcel Energy, Inc.	40,276	1,196,197
			6,739,072
	Electrical Equipment 0.8%
	Eaton Corp. PLC	4,504	275,870
	Rockwell Automation, Inc.	49,770	4,297,639
			4,573,509
	Electronic Equipment & Instruments 1.1%
	Avnet, Inc. (a)	74,744	2,705,733
	AVX Corp.	23,810	283,339
	Itron, Inc. (a)	2,258	104,771
	Jabil Circuit, Inc.	15,239	281,617
	Vishay Intertechnology, Inc. (a)	238,200	3,241,902
			6,617,362
	Energy Equipment & Services 1.5%
	Diamond Offshore Drilling, Inc.	1,761	122,495
	Era Group, Inc. (a)	8,123	170,583
	Helmerich & Payne, Inc.	35,832	2,175,003
	Patterson-UTI Energy, Inc.	141,773	3,379,868
	RPC, Inc.	196,466	2,980,389
	Unit Corp. (a)	45	2,050
			8,830,388
	Food & Staples Retailing 1.3%
¤	Kroger Co. (The)	162,435	5,383,096
	Safeway, Inc.	74,889	1,973,325
			7,356,421
	Food Products 5.0%
	Campbell Soup Co.	7,896	358,162
	ConAgra Foods, Inc.	44,085	1,578,684
	Dean Foods Co. (a)	191,538	3,472,584
	Green Mountain Coffee Roasters, Inc. (a)	75,114	4,263,471
	H.J. Heinz Co.	63	4,553
	Hershey Co. (The)	46,272	4,050,188
	Hillshire Brands Co.	57,514	2,021,617
	Ingredion, Inc.	53,500	3,869,120
	J.M. Smucker Co. (The)	14,161	1,404,205
	Smithfield Foods, Inc. (a)	126,625	3,353,030
	Tyson Foods, Inc. Class A	161,651	4,012,178
	WhiteWave Foods Co. Class A (a)	25,484	435,012
			28,822,804
	Gas Utilities 0.2%
	ONEOK, Inc.	23,131	1,102,655
	UGI Corp.	1,088	41,768
			1,144,423
	Health Care Equipment & Supplies 3.1%
	Boston Scientific Corp. (a)	577,366	4,509,228
	CareFusion Corp. (a)	63,652	2,227,183
	Hill-Rom Holdings, Inc.	54,413	1,916,426
	ResMed, Inc.	71,141	3,298,097
	St. Jude Medical, Inc.	79,788	3,226,627
	Varian Medical Systems, Inc. (a)	28,087	2,022,264
	Zimmer Holdings, Inc.	10,507	790,337
			17,990,162
	Health Care Providers & Services 5.4%
	AmerisourceBergen Corp.	89,755	4,617,895
	Cigna Corp.	59,690	3,722,865
	Community Health Systems, Inc.	81,969	3,884,511
	Coventry Health Care, Inc.	359	16,884
	DaVita HealthCare Partners, Inc. (a)	16,666	1,976,421
	HCA Holdings, Inc.	100,380	4,078,439
	Health Management Associates, Inc. Class A (a)	296,413	3,814,835
	Humana, Inc.	43,674	3,018,310
	Laboratory Corp. of America Holdings (a)	13,620	1,228,524
	LifePoint Hospitals, Inc. (a)	5,302	256,935
	Omnicare, Inc.	28,759	1,171,067
	Patterson Cos., Inc.	597	22,710
	Tenet Healthcare Corp. (a)	60,936	2,899,335
	Universal Health Services, Inc. Class B	12,185	778,256
			31,486,987
	Health Care Technology 0.0%‡
	Allscripts Healthcare Solutions, Inc. (a)	15,831	215,143

	Hotels, Restaurants & Leisure 1.7%
	Brinker International, Inc.	97,595	3,674,452
	Darden Restaurants, Inc.	432	22,326
	Starwood Hotels & Resorts Worldwide, Inc.	33,015	2,104,046
	Wyndham Worldwide Corp.	18,590	1,198,683
	Wynn Resorts, Ltd.	22,678	2,838,378
			9,837,885
	Household Durables 1.2%
	Leggett & Platt, Inc.	1,864	62,966
	PulteGroup, Inc. (a)	190,736	3,860,497
	Whirlpool Corp.	26,111	3,093,109
			7,016,572
	Household Products 0.7%
	Energizer Holdings, Inc.	39,721	3,961,375

	Independent Power Producers & Energy Traders 1.0%
	AES Corp. (The)	236,775	2,976,262
	NRG Energy, Inc.	98,752	2,615,940
			5,592,202
	Industrial Conglomerates 0.4%
	Carlisle Cos., Inc.	38,746	2,626,591

	Insurance 6.5%
	Alleghany Corp. (a)	4,391	1,738,485
	Allied World Assurance Co. Holdings, A.G.	37,808	3,505,558
	American National Insurance Co.	3,681	319,768
	Aon PLC	94	5,781
	Arch Capital Group, Ltd. (a)	18,540	974,648
	Aspen Insurance Holdings, Ltd.	69,973	2,699,558
	Assurant, Inc.	76,731	3,453,662
	Assured Guaranty, Ltd.	132	2,720
	Axis Capital Holdings, Ltd.	64,591	2,688,277
	CNA Financial Corp.	10,590	346,187
	Everest Re Group, Ltd.	30,281	3,932,291
	Fidelity National Financial, Inc. Class A	148,318	3,742,063
	Hartford Financial Services Group, Inc. (The)	111,983	2,889,161
	PartnerRe, Ltd.	26,635	2,479,985
	Principal Financial Group, Inc.	34,481	1,173,388
	Protective Life Corp.	56,457	2,021,161
	Reinsurance Group of America, Inc.	8,419	502,362
	RenaissanceRe Holdings, Ltd.	99	9,107
	StanCorp Financial Group, Inc.	31,547	1,348,950
	Validus Holdings, Ltd.	92,864	3,470,328
	White Mountains Insurance Group, Ltd.	323	183,180
			37,486,620
	Internet & Catalog Retail 1.7%
	Expedia, Inc.	57,425	3,446,074
	Groupon, Inc. (a)	382,952	2,343,666
	Liberty Interactive Corp. Class A (a)	181,626	3,883,164
	Netflix, Inc. (a)	2,113	400,224
			10,073,128
	Internet Software & Services 2.0%
	Akamai Technologies, Inc. (a)	48,020	1,694,626
	AOL, Inc. (a)	91,923	3,538,116
	IAC / InterActiveCorp	49,943	2,231,453
	Rackspace Hosting, Inc. (a)	2,941	148,462
	VeriSign, Inc. (a)	84,496	3,994,971
			11,607,628
	IT Services 3.3%
	Alliance Data Systems Corp. (a)	9,695	1,569,524
	Amdocs, Ltd.	18,809	681,826
	Booz Allen Hamilton Holding Corp.	148,687	1,998,353
	Broadridge Financial Solutions, Inc.	50,129	1,245,204
	Computer Sciences Corp.	80,577	3,966,806
	CoreLogic, Inc. (a)	123,871	3,203,304
	Fidelity National Information Services, Inc.	2,234	88,511
	Gartner, Inc. (a)	22	1,197
	Global Payments, Inc.	882	43,800
	Lender Processing Services, Inc.	130,911	3,332,994
	NeuStar, Inc. Class A (a)	49,086	2,283,972
	Total System Services, Inc.	19,702	488,216
	Western Union Co.	14,736	221,629
			19,125,336
	Life Sciences Tools & Services 0.7%
	Agilent Technologies, Inc.	75,866	3,184,096
	Covance, Inc. (a)	11,194	831,938
			4,016,034
	Machinery 2.2%
	Gardner Denver, Inc.	23,790	1,786,867
	Ingersoll-Rand PLC	16,583	912,231
	ITT Corp.	49,357	1,403,219
	Lincoln Electric Holdings, Inc.	2,399	129,978
	Oshkosh Corp. (a)	85,650	3,639,268
	Terex Corp. (a)	41,597	1,431,769
	Toro Co. (The)	69,951	3,220,544
			12,523,876
	Media 5.5%
	AMC Networks, Inc. Class A (a)	37,012	2,338,418
	Cablevision Systems Corp. Class A	226,417	3,387,198
	Charter Communications, Inc. Class A (a)	38,340	3,994,261
	Cinemark Holdings, Inc.	118,576	3,490,877
	DISH Network Corp. Class A	105,664	4,004,666
	Gannett Co., Inc.	75,438	1,649,829
	Lamar Advertising Co. Class A (a)	755	36,701
	Liberty Global, Inc. Class A (a)	66,558	4,885,357
	Omnicom Group, Inc.	31,292	1,843,099
	Regal Entertainment Group Class A	200,413	3,340,885
	Virgin Media, Inc.	2,486	121,739
	Washington Post Co. Class B	6,713	3,000,711
			32,093,741
	Metals & Mining 0.0%‡
	United States Steel Corp.	1,095	21,353

	Multi-Utilities 0.4%
	CenterPoint Energy, Inc.	8,649	207,230
	DTE Energy Co.	28,739	1,964,023
			2,171,253
	Multiline Retail 0.7%
	Dillard's, Inc. Class A	38,264	3,005,637
	Kohl's Corp.	8,093	373,330
	Macy's, Inc.	21,373	894,247
			4,273,214
	Office Electronics 0.0%‡
	Xerox Corp.	19,606	168,612

	Oil, Gas & Consumable Fuels 4.7%
	Alpha Natural Resources, Inc. (a)	197,098	1,618,174
	EXCO Resources, Inc.	2,183	15,565
	HollyFrontier Corp.	81,509	4,193,638
¤	Marathon Petroleum Corp.	75,351	6,751,450
	Murphy Oil Corp.	68,225	4,347,979
	Tesoro Corp.	71,245	4,171,395
¤	Valero Energy Corp.	132,341	6,020,192
			27,118,393
	Paper & Forest Products 0.3%
	Domtar Corp.	668	51,850
	International Paper Co.	38,948	1,814,198
			1,866,048
	Personal Products 0.2%
	Herbalife, Ltd.	1,246	46,663
	Nu Skin Enterprises, Inc. Class A	29,355	1,297,491
			1,344,154
	Pharmaceuticals 1.4%
	Actavis, Inc. (a)	34,016	3,133,214
	Endo Health Solutions, Inc. (a)	1,844	56,721
	Forest Laboratories, Inc. (a)	2,500	95,100
	Mylan, Inc. (a)	3,473	100,508
	Salix Pharmaceuticals, Ltd. (a)	27,743	1,419,887
	Warner Chilcott PLC Class A	236,603	3,205,971
			8,011,401
	Professional Services 1.3%
	Equifax, Inc.	287	16,528
	Manpower, Inc.	62,664	3,554,302
	Robert Half International, Inc.	101,099	3,794,246
			7,365,076
	Real Estate Investment Trusts 5.4%
	Boston Properties, Inc.	10,434	1,054,460
	CBL & Associates Properties, Inc.	133,888	3,159,757
	Corrections Corporation of America	16,877	659,384
	Essex Property Trust, Inc.	3,125	470,562
	General Growth Properties, Inc.	22,766	452,588
¤	HCP, Inc.	114,646	5,716,249
¤	Health Care REIT, Inc.	76,182	5,173,520
	Hospitality Properties Trust	76,186	2,090,544
	Host Hotels & Resorts, Inc.	13,924	243,531
	Plum Creek Timber Co., Inc.	77,920	4,067,424
	Tanger Factory Outlet Centers, Inc.	35,567	1,286,814
¤	Ventas, Inc.	76,578	5,605,510
	Vornado Realty Trust	20	1,673
	Weyerhaeuser Co.	49,735	1,560,684
			31,542,700
	Road & Rail 0.8%
	Hertz Global Holdings, Inc. (a)	182,138	4,054,392
	J.B. Hunt Transport Services, Inc.	6,179	460,212
			4,514,604
	Semiconductors & Semiconductor Equipment 1.3%
	Applied Materials, Inc.	37,312	502,966
	Cree, Inc. (a)	1,374	75,171
	KLA-Tencor Corp.	4,627	244,028
	Lam Research Corp. (a)	52,392	2,172,172
	Marvell Technology Group, Ltd.	26,226	277,471
	Micron Technology, Inc. (a)	398,815	3,980,174
	NVIDIA Corp.	395	5,064
	Xilinx, Inc.	1,186	45,270
			7,302,316
	Software 4.3%
	Activision Blizzard, Inc.	263,455	3,838,539
	Autodesk, Inc. (a)	93,235	3,845,011
	BMC Software, Inc. (a)	44,464	2,060,017
	CA, Inc.	114,117	2,872,325
	Cadence Design Systems, Inc. (a)	48,883	680,940
	Compuware Corp. (a)	393	4,913
	Electronic Arts, Inc. (a)	131,663	2,330,435
	Intuit, Inc.	19,254	1,264,025
	Rovi Corp. (a)	88,977	1,904,998
¤	Symantec Corp. (a)	212,959	5,255,828
	Synopsys, Inc. (a)	26,625	955,305
	Zynga, Inc. Class A (a)	16,461	55,309
			25,067,645
	Specialty Retail 5.1%
	Abercrombie & Fitch Co. Class A	71,405	3,298,911
	Advance Auto Parts, Inc.	46,644	3,855,127
	American Eagle Outfitters, Inc.	170,509	3,188,518
	Best Buy Co., Inc.	82,352	1,824,097
	Chico's FAS, Inc.	7,230	121,464
	DSW, Inc. Class A	364	23,223
	Foot Locker, Inc.	2,323	79,540
	GameStop Corp. Class A	132,210	3,697,914
	Gap, Inc. (The)	123,345	4,366,413
	O'Reilly Automotive, Inc. (a)	43,499	4,460,822
	PetSmart, Inc.	55,344	3,436,862
	Ross Stores, Inc.	484	29,340
	Sears Hometown and Outlet Stores, Inc. (a)	35,490	1,432,022
			29,814,253
	Textiles, Apparel & Luxury Goods 1.2%
	Carter's, Inc. (a)	45,150	2,585,741
	Hanesbrands, Inc. (a)	85,070	3,875,789
	PVH Corp.	3,282	350,550
			6,812,080
	Thrifts & Mortgage Finance 0.1%
	Capitol Federal Financial, Inc.	63,959	771,985
	Hudson City Bancorp, Inc.	953	8,234
			780,219
	Tobacco 0.3%
	Lorillard, Inc.	43,862	1,769,832

	Trading Companies & Distributors 0.6%
	MRC Global, Inc. (a)	46,883	1,543,857
	W.W. Grainger, Inc.	8,190	1,842,586
	WESCO International, Inc. (a)	1,107	80,380
			3,466,823
	Wireless Telecommunication Services 0.8%
	Crown Castle International Corp. (a)	150	10,446
	MetroPCS Communications, Inc. (a)	280,220	3,054,398
	Sprint Nextel Corp. (a)	13,819	85,816
	Telephone & Data Systems, Inc.	63,355	1,334,890
	United States Cellular Corp. (a)	8,673	312,228
			4,797,778
	Total Common Stocks (Cost $453,911,528)		569,723,930

	Exchange Traded Funds 1.7% (b)
¤	S&P 500 Index - SPDR Trust Series 1	31,934	4,999,267
¤	S&P Midcap 400 Index - Midcap SPDR Trust Series 1	23,926	5,017,761

	Total Exchange Traded Funds (Cost $9,475,007)		10,017,028

		Principal Amount	Value
	Short-Term Investment 0.2%
	Repurchase Agreement 0.2%
	State Street Bank and Trust Co. 0.01%, dated 3/28/13 due 4/1/13 Proceeds at Maturity $1,376,580 (Collateralized by a Federal Home Loan Mortgage Corp. security with a rate of 2.00% and a maturity date of 11/2/22, with a Principal Amount of $1,425,000 and a Market Value of $1,405,878)	$1,376,579	1,376,579
	Total Short-Term Investment (Cost $1,376,579)		1,376,579
	Total Investments (Cost $464,763,114) (c)	100.1%	581,117,537
	Other Assets, Less Liabilities	(0.1)	(591,369)
	Net Assets	100.0%	$580,526,168

¤	Among the Portfolio's 10 largest holdings, as of March 28, 2013, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	Exchange Traded Fund - An investment vehicle that represents a basket of securities that is traded on an exchange.
(c)	As of March 28, 2013, cost is $470,072,198 for federal income tax purposes and net unrealized appreciation is as follows:

Gross unrealized appreciation	$118,099,122
Gross unrealized depreciation	(7,053,783)
Net unrealized appreciation	$111,045,339

The following abbreviation is used in the above portfolio:
SPDR	-Standard & Poor's Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of March 28, 2013, for valuing the Portfolio's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$569,723,930	$—	$—	$569,723,930
Exchange Traded Funds	10,017,028	—	—	10,017,028
Short-Term Investment
Repurchase Agreement	—	1,376,579	—	1,376,579
Total Investments in Securities	$579,740,958	$1,376,579	$—	$581,117,537

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

For the period ended March 28, 2013, the Portfolio did not have any transfers between Level 1 and Level 2 fair value measurements.

As of March 28, 2013, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

MainStay VP Moderate Allocation Portfolio

Portfolio of Investments March 28, 2013 (Unaudited)

	Shares	Value
Affiliated Investment Companies 100.0% †
Equity Funds 62.1%
MainStay Epoch Global Choice Fund Class I (a)	1,551,442	$27,879,409
MainStay Epoch International Small Cap Fund Class I	30,854	605,656
MainStay Epoch U.S. All Cap Fund Class I (a)	1,192,149	29,159,966
MainStay ICAP Equity Fund Class I	645,467	28,942,755
MainStay ICAP International Fund Class I	602,043	18,723,530
MainStay International Opportunities Fund Class I (a)	3,464,683	26,262,293
MainStay MAP Fund Class I (a)	2,984,590	117,175,004
MainStay Marketfield Fund Class I	785,930	13,085,741
MainStay U.S. Equity Opportunities Fund Class I (a)	11,191,398	100,163,012
MainStay VP Common Stock Portfolio Initial Class	16,705	343,922
MainStay VP DFA / DuPont Capital Emerging Markets Equity Portfolio Initial Class (a)(b)	2,659,479	25,736,150
MainStay VP Eagle Small Cap Growth Portfolio Initial Class (b)	625,595	7,041,985
MainStay VP Growth Equity Portfolio Initial Class	187,417	5,469,349
MainStay VP ICAP Select Equity Portfolio Initial Class	206,605	3,166,461
MainStay VP International Equity Portfolio Initial Class	648,124	8,157,110
MainStay VP Large Cap Growth Portfolio Initial Class (a)(b)	4,971,165	91,701,878
MainStay VP Mid Cap Core Portfolio Initial Class	49,398	693,857
MainStay VP S&P 500 Index Portfolio Initial Class	411,248	13,149,361
MainStay VP T. Rowe Price Equity Income Portfolio Initial Class (a)	5,187,229	62,278,308
MainStay VP U.S. Small Cap Portfolio Initial Class	482,232	5,460,838

Total Equity Funds (Cost $512,236,291)		585,196,585

Fixed Income Funds 37.9%
MainStay High Yield Municipal Bond Fund Class I	769,086	9,267,489
MainStay High Yield Opportunities Fund Class I	103,342	1,270,071
MainStay Intermediate Term Bond Fund Class I	3,244,720	35,789,258
MainStay Short Duration High Yield Fund Class I (a)	1,091,197	10,944,709
MainStay VP Bond Portfolio Initial Class (a)	9,952,413	146,729,984
MainStay VP Cash Management Portfolio Initial Class	25,923,450	25,925,472
MainStay VP Flexible Bond Opportunities Portfolio Initial Class (a)	3,543,004	37,154,846
MainStay VP Floating Rate Portfolio Initial Class (a)	8,211,817	77,033,516
MainStay VP High Yield Corporate Bond Portfolio Initial Class	1,197,671	12,527,014

Total Fixed Income Funds (Cost $353,925,188)		356,642,359

Total Investments (Cost $866,161,479) (c)	100.0%	941,838,944
Other Assets, Less Liabilities	(0.0)‡	(462,828)
Net Assets	100.0%	$941,376,116

†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	The Portfolio's ownership exceeds 5% of the outstanding shares of the Underlying Portfolio's/Fund's share class.
(b)	Non-income producing Underlying Portfolio/Fund.
(c)	As of March 28, 2013, cost is $868,815,224 for federal income tax purposes and net unrealized appreciation is as follows:

Gross unrealized appreciation	$77,975,601
Gross unrealized depreciation	(4,951,881)
Net unrealized appreciation	$73,023,720

The following is a summary of the fair valuations according to the inputs used as of March 28, 2013, for valuing the Portfolio's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments (a)
Affiliated Investment Companies
Equity Funds	$585,196,585	$—	$—	$585,196,585
Fixed Income Funds	356,642,359	—	—	356,642,359
Total Investments	$941,838,944	$—	$—	$941,838,944

(a)  For a complete listing of investments and their industries, see the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

For the period ended March 28, 2013, the Portfolio did not have any transfers between Level 1 and Level 2 fair value measurements.

As of March 28, 2013, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

MainStay VP Moderate Growth Allocation Portfolio

Portfolio of Investments March 28, 2013 (Unaudited)

	Shares	Value
Affiliated Investment Companies 100.0% †
Equity Funds 82.1%
MainStay Epoch Global Choice Fund Class I (a)	1,894,610	$34,046,143
MainStay Epoch International Small Cap Fund Class I	151,514	2,974,210
MainStay Epoch U.S. All Cap Fund Class I (a)	1,494,989	36,567,421
MainStay ICAP Equity Fund Class I	919,548	41,232,551
MainStay ICAP International Fund Class I (a)	1,521,965	47,333,118
MainStay International Opportunities Fund Class I (a)	9,008,392	68,283,614
MainStay MAP Fund Class I (a)	4,987,463	195,807,792
MainStay Marketfield Fund Class I	976,700	16,262,058
MainStay U.S. Equity Opportunities Fund Class I (a)	16,534,590	147,984,585
MainStay VP Common Stock Portfolio Initial Class	343,664	7,075,222
MainStay VP DFA / DuPont Capital Emerging Markets Equity Portfolio Initial Class (a)(b)	3,807,743	36,848,069
MainStay VP Eagle Small Cap Growth Portfolio Initial Class (a)(b)	3,820,874	43,009,523
MainStay VP Growth Equity Portfolio Initial Class	211,678	6,177,332
MainStay VP ICAP Select Equity Portfolio Initial Class	571,086	8,752,542
MainStay VP International Equity Portfolio Initial Class (a)	1,622,704	20,422,900
MainStay VP Large Cap Growth Portfolio Initial Class (a)(b)	8,029,466	148,117,612
MainStay VP Mid Cap Core Portfolio Initial Class (a)	1,158,910	16,278,259
MainStay VP S&P 500 Index Portfolio Initial Class	621,206	19,862,590
MainStay VP T. Rowe Price Equity Income Portfolio Initial Class (a)	9,357,700	112,349,338
MainStay VP U.S. Small Cap Portfolio Initial Class (a)	5,021,995	56,869,522
MainStay VP Van Eck Global Hard Assets Portfolio Initial Class (b)	532,956	4,963,437

Total Equity Funds (Cost $925,267,705)		1,071,217,838

Fixed Income Funds 17.9%
MainStay High Yield Municipal Bond Fund Class I	772,822	9,312,510
MainStay High Yield Opportunities Fund Class I	119,573	1,469,549
MainStay Intermediate Term Bond Fund Class I	3,274,449	36,117,176
MainStay Short Duration High Yield Fund Class I (a)	1,274,138	12,779,605
MainStay VP Bond Portfolio Initial Class	24,909	367,233
MainStay VP Cash Management Portfolio Initial Class	31,129,834	31,132,262
MainStay VP Flexible Bond Opportunities Portfolio Initial Class (a)	3,788,337	39,727,612
MainStay VP Floating Rate Portfolio Initial Class (a)	9,398,272	88,163,423
MainStay VP High Yield Corporate Bond Portfolio Initial Class	1,460,591	15,277,019

Total Fixed Income Funds (Cost $229,824,874)		234,346,389

Total Investments (Cost $1,155,092,579) (c)	100.0%	1,305,564,227
Other Assets, Less Liabilities	(0.0)‡	(343,487)
Net Assets	100.0%	$1,305,220,740

†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	The Portfolio's ownership exceeds 5% of the outstanding shares of the Underlying Portfolio's/Fund's share class.
(b)	Non-income producing Underlying Portfolio/Fund.
(c)	As of March 28, 2013, cost is $1,167,333,083 for federal income tax purposes and net unrealized appreciation is as follows:

Gross unrealized appreciation	$150,479,511
Gross unrealized depreciation	(12,248,367)
Net unrealized appreciation	$138,231,144

The following is a summary of the fair valuations according to the inputs used as of March 28, 2013, for valuing the Portfolio's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments (a)
Affiliated Investment Companies
Equity Funds	$1,071,217,838	$—	$—	$1,071,217,838
Fixed Income Funds	234,346,389	—	—	234,346,389
Total Investments	$1,305,564,227	$—	$—	$1,305,564,227

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

For the period ended March 28, 2013, the Portfolio did not have any transfers between Level 1 and Level 2 fair value measurements.

As of March 28, 2013, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

MainStay VP PIMCO Real Return Portfolio

Portfolio of Investments March 28, 2013 (Unaudited)

		Principal Amount		Value
	Long-Term Bonds 114.7%†
	Asset-Backed Securities 2.1%
	Home Equity 0.3%
	HSBC Home Equity Loan Trust Series 2006-2, Class A1 0.353%, due 3/20/36 (a)(b)		$1,826,363	$1,809,778

	Student Loans 1.8%
¤	First Franklin Mortgage Loan Asset Backed Certificates
	Series 2005-FF11, Class A2D 0.544%, due 11/25/35 (a)(b)		2,289,661	2,222,324
	Series 2005-FF8, Class A2D 0.584%, due 9/25/35 (a)(b)		6,857,202	6,761,448
				8,983,772
	Total Asset-Backed Securities (Cost $10,091,684)			10,793,550

	Corporate Bonds 1.5%
	Banks 1.5%
	Achmea Hypotheekbank N.V. 3.20%, due 11/3/14 (c)		459,000	478,187
¤	Dexia Credit Local S.A. 0.781%, due 4/29/14 (a)(c)		6,000,000	5,966,460
	Eksportfinans ASA 2.375%, due 5/25/16		500,000	475,625
	Intesa Sanpaolo S.p.A 3.125%, due 1/15/16		400,000	391,017

	Total Corporate Bonds (Cost $7,139,750)			7,311,289

	Foreign Government Bonds 9.3%
	Australia 2.8%
¤	Australia Government Bond
	Series Reg S 2.50%, due 9/20/30	A$	400,000	542,535
	3.00%, due 9/20/25		2,800,000	4,009,945
	5.50%, due 1/21/18		7,800,000	9,013,468
	5.50%, due 4/21/23		400,000	489,408
				14,055,356
	Canada 1.2%
¤	Canadian Government Bond
	1.50%, due 12/1/44	C$	839,084	1,065,918
	4.25%, due 12/1/21		3,649,825	5,063,694
				6,129,612
	Germany 0.9%
	Bundesrepublik Deutschland Bundesobligation Inflation Linked Bond 2.25%, due 4/15/13		€3,485,888	4,476,333

	Italy 1.2%
¤	Italy Buoni Poliennali Del Tesoro
	1.70%, due 9/15/18		596,454	736,704
	2.10%, due 9/15/16		4,000,184	5,205,990
				5,942,694
	Mexico 1.5%
	Mexican Bonos de Proteccion al Ahorro
	4.32%, due 1/30/20 (a)	M$	4,300,000	344,489
	4.49%, due 1/4/18 (a)		21,300,000	1,713,716
¤	Mexican Udibonos 2.00%, due 6/9/22		63,169,254	5,409,573
				7,467,778
	Spain 0.7%
	Instituto de Credito Oficial Series Reg S 1.961%, due 3/25/14 (a)		€2,000,000	2,505,762
	Xunta de Galicia
	5.763%, due 4/3/17		600,000	788,457
	6.131%, due 4/3/18		300,000	397,807
				3,692,026
	United Kingdom 1.0%
¤	United Kingdom Gilt Inflation Linked
	0.125%, due 3/22/24		£202,816	357,661
	Series Reg S 0.125%, due 3/22/44		963,737	1,579,301
	1.25%, due 11/22/17		761,682	1,374,338
	Series Reg S 2.50%, due 7/26/16		300,000	1,610,957
				4,922,257
	Total Foreign Government Bonds (Cost $46,178,942)			46,686,056

	Mortgage-Backed Securities 2.8%
	Agency Collateral (Collateralized Mortgage Obligation) 0.3%
	Federal Home Loan Mortgage Corporation Strips Series 278, Class F1 0.653%, due 9/15/42 (a)		$1,376,093	1,386,939

	Whole Loan Collateral (Collateralized Mortgage Obligations) 2.5%
¤	BCAP LLC Trust Series 2011-RR5, Class 5A1 5.25%, due 8/26/37 (c)		8,809,473	9,339,028
	Bear Stearns Adjustable Rate Mortgage Trust Series 2004-10, Class 21A1 3.124%, due 1/25/35 (d)		3,216,365	3,187,508
				12,526,536
	Total Mortgage-Backed Securities (Cost $13,025,266)			13,913,475

	U.S. Government & Federal Agencies 99.0%
	Federal Home Loan Mortgage Corp. 0.4%
	2.50%, due 10/2/19		2,100,000	2,163,613

	Federal National Mortgage Association (Mortgage Pass-Through Securities) 1.0%
	1.378%, due 6/1/43 (a)		953,977	967,809
	2.492%, due 11/1/34 (a)		1,660,155	1,783,943
	4.472%, due 12/1/36 (a)		1,848,041	1,956,467
				4,708,219
¤	United States Treasury Inflation - Indexed Bonds 28.6%
	0.625%, due 2/15/43		6,507,930	6,523,185
	0.75%, due 2/15/42		2,648,698	2,764,372
	1.75%, due 1/15/28 (e)		27,532,750	34,996,713
	2.00%, due 1/15/26 (e)		29,293,740	38,123,049
	2.375%, due 1/15/25 (f)		32,606,040	43,758,316
	2.375%, due 1/15/27		2,168,774	2,951,396
	2.50%, due 1/15/29		5,360,800	7,488,367
	3.625%, due 4/15/28		4,269,660	6,664,675
				143,270,073
¤	United States Treasury Inflation - Indexed Notes 69.0%
	0.125%, due 4/15/16 (e)		27,176,760	28,871,068
	0.125%, due 4/15/17 (e)		13,205,400	14,242,235
	0.125%, due 1/15/22 (e)		27,110,126	29,497,091
	0.125%, due 7/15/22 (g)		68,968,900	75,159,962
	0.125%, due 1/15/23 (e)		19,176,896	20,685,581
	0.50%, due 4/15/15 (e)		36,304,224	38,136,462
	0.625%, due 7/15/21		4,391,762	5,023,078
	1.125%, due 1/15/21 (e)		51,833,030	61,106,270
	1.25%, due 4/15/14		1,849,090	1,910,341
	1.25%, due 7/15/20		4,749,840	5,673,461
	1.375%, due 1/15/20 (e)		25,713,013	30,628,621
	1.625%, due 1/15/15		4,822,160	5,143,514
	1.875%, due 7/15/13 (e)		16,958,700	17,292,583
	1.875%, due 7/15/15		1,183,450	1,298,189
	2.00%, due 7/15/14 (e)		6,364,800	6,736,746
	2.00%, due 1/15/16 (e)		2,092,410	2,331,893
	2.625%, due 7/15/17		1,777,056	2,137,743
				345,874,838
	Total U.S. Government & Federal Agencies (Cost $495,462,375)			496,016,743

	Total Long-Term Bonds (Cost $571,898,017)			574,721,113

	Short-Term Investments 63.6%
	Other Commercial Paper 3.3%
	Abbey National North America LLC 1.019%, due 4/3/13 (h)		1,400,000	1,399,806
	Banco Bilbao Vizcaya Argentaria S.A. 3.12%, due 10/21/13 (c)(h)		1,100,000	1,080,361
	Banco Do Brasil S.A. 1.217%, due 1/24/14 (c)(h)		3,700,000	3,663,316
	Bank Of Nova Scotia 0.483%, due 3/27/14 (h)		300,000	299,856
	Dexia Credit Local S.A. 1.40%, due 9/20/13 (h)		3,200,000	3,200,000
	Santander Commercial Paper S.A.
	1.011%, due 4/2/13 (c)(h)		600,000	599,934
	1.757%, due 10/11/13 (c)(h)		300,000	297,207
	2.20%, due 4/2/13 (c)(h)		2,200,000	2,199,462
	Standard Chartered Bank 0.95%, due 10/1/13 (c)(h)		3,600,000	3,582,330

	Total Other Commercial Paper (Cost $16,322,272)			16,322,272

	Repurchase Agreements 60.3%
	Barclays Capital, Inc. 0.10%, dated 3/28/13 due 4/2/13 Proceeds at Maturity $10,000,139 (Collateralized by a Federal Home Loan Bank security with a rate of 2.65% and a maturity date of 2/15/28, with a Principal Amount of $10,380,000 and a Market Value of $10,396,089)		10,000,000	10,000,000
	Barclays Capital, Inc. 0.18%, dated 3/28/13 due 4/1/13 Proceeds at Maturity $20,000,400 (Collateralized by a United States Treasury Bond with a rate of 0.13% and a maturity date of 1/15/22, with a Principal Amount of $18,773,541 and a Market Value of $20,444,086)		20,000,000	20,000,000
	Barclays Capital, Inc. 0.20%, dated 3/28/13 due 4/2/13 Proceeds at Maturity $20,000,444 (Collateralized by a United States Treasury Bond with a rate of 0.13% and a maturity date of 1/15/22, with a Principal Amount of $18,721,479 and a Market Value of $20,387,391)		20,000,000	20,000,000
	Barclays Capital, Inc. 0.21%, dated 3/28/13 due 4/1/13 Proceeds at Maturity $12,300,287 (Collateralized by a United States Treasury Bond with a rate of 2.00% and a maturity date of 1/15/14, with a Principal Amount of $12,091,654 and a Market Value of $12,499,747)		12,300,000	12,300,000
	BNP Paribas Securities Corp. 0.12%, dated 3/28/13 due 4/2/13 Proceeds at Maturity $50,000,833 (Collateralized by Federal National Mortgage Association securities with a rate of 3.50% and a maturity date of 8/1/42, with a Principal Amount of $48,946,254 and a Market Value of $51,733,131)		50,000,000	50,000,000
	BNP Paribas Securities Corp. 0.27%, dated 3/28/13 due 4/1/13 Proceeds at Maturity $5,000,150 (Collateralized by a Federal National Mortgage Association security with a rate of 3.50% and a maturity date of 3/1/43, with a Principal Amount of $4,885,000 and a Market Value of $5,169,246)		5,000,000	5,000,000
	Credit Suisse Securities LLC 0.22%, dated 3/28/13 due 4/1/13 Proceeds at Maturity $33,300,814 (Collateralized by a United States Treasury Note with a rate of 0.63% and a maturity date of 9/30/17, with a Principal Amount of $33,998,000 and a Market Value of $33,936,906)		33,300,000	33,300,000
	Deutsche Bank Securities, Inc. 0.18%, dated 3/28/13 due 4/1/13 Proceeds at Maturity $60,401,208 (Collateralized by a United States Treasury Bond with a rate of 5.25% and a maturity date of 11/15/28, with a Principal Amount of $44,828,000 and a Market Value of $60,734,947)		60,400,000	60,400,000
	Goldman Sachs & Co. 0.23%, dated 3/28/13 due 4/1/13 Proceeds at Maturity $2,000,051 (Collateralized by a Federal Home Loan Mortgage Corp. security with a rate of 4.00% and a maturity date of 12/1/40, with a Principal Amount of $1,939,381 and a Market Value of $2,062,027)		2,000,000	2,000,000
	JPMorgan Chase Bank 0.23%, dated 3/28/13 due 4/1/13 Proceeds at Maturity $16,400,419 (Collateralized by a United States Treasury Bond with a rate of 2.75% and a maturity date of 8/15/42, with a Principal Amount of $17,968,000 and a Market Value of $16,673,747)		16,400,000	16,400,000
	JPMorgan Chase Bank 0.24%, dated 3/28/13 due 4/1/13 Proceeds at Maturity $12,300,328 (Collateralized by a Federal Home Loan Mortgage Corp. security with a rate of 2.26% and a maturity date of 12/5/22, with a Principal Amount of $12,600,000 and a Market Value of $12,454,785)		12,300,000	12,300,000
	RBS Securities, Inc. 0.21%, dated 3/28/13 due 4/1/13 Proceeds at Maturity $60,401,409 (Collateralized by United States Treasury Bonds with a rate of 3.13% and a maturity date of 2/15/43, with a Principal Amount of $61,023,000 and a Market Value of $61,146,938)		60,400,000	60,400,000
	State Street Bank and Trust Co. 0.01%, dated 3/28/13 due 4/1/13 Proceeds at Maturity $372,478 (Collateralized by a Federal Home Loan Mortgage Corp. security with a rate of 2.00% and a maturity date of 11/2/22, with a Principal Amount of $390,000 and a Market Value of $384,767)		372,478	372,478
	Total Repurchase Agreements (Cost $302,472,478)			302,472,478
	Total Short-Term Investments (Cost $318,794,750)			318,794,750
	Total Investments (Cost $890,692,767) (k)		178.3%	893,515,863
	Other Assets, Less Liabilities		(78.3)	(392,357,127)
	Net Assets		100.0%	$501,158,736

	Contracts Long	Unrealized Appreciation (Depreciation) (i)

Futures Contracts 0.0% ‡
90 - Day Eurodollar March 2016 (j)	145	$23,233
Total Futures Contracts (Settlement Value $35,871,184)		$23,233

¤	Among the Portfolio's 10 largest issuers held, as of March 28, 2013, excluding short-term investments. May be subject to change daily.
†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	Floating rate - Rate shown is the rate in effect as of March 28, 2013.
(b)	Subprime mortgage investment and other asset-backed securities. The total market value of these securities as of March 28, 2013 is $10,793,550, which represents 2.1% of the Portfolio's net assets.
(c)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(d)	Collateral strip rate - Bond whose interest is based on the weighted net interest rate of the collateral. Coupon rate adjusts periodically based on a predetermined schedule. Rate shown is the rate in effect as of March 28, 2013.
(e)	Delayed delivery security.
(f)	Security, or a portion thereof, is maintained in a segregated account at the Portfolio's custodian as collateral for securities sold short.
(g)	Represents a security, or a portion thereof, which is held as collateral for open reverse repurchase agreements. The average amount of borrowings while outstanding during the period ended March 28, 2013, was $78,545,692 at a weighted average interest rate of 0.20%.
(h)	Interest rate presented is yield to maturity.
(i)	Represents the difference between the value of the contracts at the time they were opened and the value as of March 28, 2013.
(j)	As of March 28, 2013, cash in the amount of $(1,850,000) is on deposit with broker for futures transactions.
(k)	As of March 28, 2013, cost is $891,975,951 for federal income tax purposes and net unrealized appreciation is as follows:

Gross unrealized appreciation	$3,850,571
Gross unrealized depreciation	(2,310,659)
Net unrealized appreciation	$1,539,912

The following abbreviations are used in the above portfolio:

£	-British Pound Sterling
€	-Euro
A$	-Australian Dollar
C$	-Canadian Dollar
M$	-Mexican Peso

As of March 28, 2013, the Portfolio held the following foreign currency forward contracts:

Foreign Currency Buy Contracts	Expiration Date	Counterparty	Contract Amount Purchased		Contract Amount Sold		Unrealized Appreciation (Depreciation)

Australian Dollar vs. U.S. Dollar	4/4/13	JPMorgan Chase Bank	AUD	2,554,000	USD	2,665,135	USD	(6,235)
Brazilian Real vs. U.S. Dollar	4/2/13	Credit Suisse International	BRL	4,557,280		2,263,025		(7,783)
Brazilian Real vs. U.S. Dollar	6/4/13	Credit Suisse International		4,557,280		2,300,146		(60,479)
Brazilian Real vs. U.S. Dollar	4/2/13	JPMorgan Chase Bank		4,557,280		2,208,734		46,508
Euro vs. U.S. Dollar	6/17/13	Credit Suisse International	EUR	307,000		396,779		(3,039)
Euro vs. U.S. Dollar	6/17/13	JPMorgan Chase Bank		842,000		1,092,759		(12,860)
Mexican Peso vs. U.S. Dollar	4/3/13	JPMorgan Chase Bank	MXN	64,083,070		5,102,968		84,841
Pound Sterling vs. U.S. Dollar	6/12/13	Credit Suisse International	GBP	375,000		558,442		11,143
Pound Sterling vs. U.S. Dollar	6/12/13	JPMorgan Chase Bank		1,573,000		2,374,771		14,448

Foreign Currency Sales Contracts			Contract Amount Sold		Contract Amount Purchased

Australian Dollar vs. U.S. Dollar	4/4/13	Credit Suisse International	AUD	8,669,000	USD	8,888,343	USD	(136,715)
Australian Dollar vs. U.S. Dollar	4/4/13	JPMorgan Chase Bank		8,711,000		8,973,019		(95,764)
Brazilian Real vs. U.S. Dollar	4/2/13	Credit Suisse International	BRL	4,557,280		2,318,047		62,806
Brazilian Real vs. U.S. Dollar	4/2/13	JPMorgan Chase Bank		4,557,280		2,263,025		7,783
Canadian Dollar vs. U.S. Dollar	6/20/13	Credit Suisse International	CAD	6,720,000		6,564,834		(38,598)
Euro vs. U.S. Dollar	6/17/13	Credit Suisse International	EUR	3,034,000		3,941,178		49,949
Euro vs. U.S. Dollar	6/17/13	JPMorgan Chase Bank		10,754,000		13,932,183		139,739
Mexican Peso vs. U.S. Dollar	4/3/13	JPMorgan Chase Bank	MXN	64,083,070		4,903,253		(284,556)
Mexican Peso vs. U.S. Dollar	6/27/13	JPMorgan Chase Bank		64,083,070		5,064,854		(82,166)
Pound Sterling vs. U.S. Dollar	6/12/13	Credit Suisse International	GBP	5,726,000		8,581,090		(116,095)
Net unrealized appreciation (depreciation) on foreign currency forward contracts							USD	(427,073)

The following is a summary of the fair valuations according to the inputs used as of March 28, 2013, for valuing the Portfolio's assets and liabilities.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$—	$10,793,550	$—	$10,793,550
Corporate Bonds	—	7,311,289	—	7,311,289
Foreign Government Bonds	—	46,686,056	—	46,686,056
Mortgage-Backed Securities	—	13,913,475	—	13,913,475
U.S. Government & Federal Agencies	—	496,016,743	—	496,016,743
Total Long-Term Bonds	—	574,721,113	—	574,721,113
Short-Term Investments
Other Commercial Paper	—	16,322,272	—	16,322,272
Repurchase Agreement	—	302,472,478	—	302,472,478
Total Short-Term Investments	—	318,794,750	—	318,794,750
Total Investments in Securities	—	893,515,863	—	893,515,863
Other Financial Instruments
Foreign Currency Forward Contracts (b)	—	417,217	—	417,217
Futures Contracts Long (b)	23,233	—	—	23,233
Swap Contracts	—	554,249	—	554,249
Total Investments in Securities and Other Financial Instruments	$23,233	$894,487,329	$—	$894,510,562

Liability Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments
Foreign Currency Forward Contracts (b)	$—	$(844,290)	$—	$(844,290)
Written Foreign Currency Options	—	(6,463)	—	(6,463)
Written Interest Rate Swaptions	—	(4,110)	—	(4,110)
Total Other Financial Instruments	$—	$(854,863)	$—	$(854,863)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

For the period ended March 28, 2013, the Portfolio did not have any transfers between Level 1 and Level 2 fair value measurements.

As of March 28, 2013, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

Open OTC interest rate swap agreements as of March 28, 2013 were as follows:

Notional Amount	Currency	Expiration Date	Counterparty	Payments Made by Portfolio	Payments Received by Portfolio	Unrealized Appreciation / (Depreciation)	Market Value
$8,000,000	USD	11/16/2017	Credit Suisse	Fixed 2.32%	12-Month USD-CPI	$10,248	$10,248

Notional Amount	Currency	Expiration Date	Counterparty	Payments Made by Portfolio	Payments Received by Portfolio	Unrealized Appreciation / (Depreciation)	Market Value
$4,900,000	EUR	4/1/2021	Credit Suisse	12-Month EUR-CPI	Fixed 2.15%	$54,788	$44,439

Open centrally cleared interest rate swap agreements as of March 28, 2013 were as follows:

Notional Amount	Currency	Expiration Date	Counterparty	Payments Made by Portfolio	Payments Received by Portfolio	Unrealized Appreciation / (Depreciation)	Market Value
$8,700,000	USD	6/19/2043	Credit Suisse	Fixed 2.75%	3-Month USD-LIBOR	$(98,102)	$499,562

Written Foreign Currency Options

Description	Counterparty	Exercise Price	Expiration Date	Notional Amount	Cost	Market Value
Call - OTC USD versus BRL	First Boston	$2.05	5/31/2013	USD $(600,000)	$(8,355)	$(6,463)

Written Interest Rate Swaptions

Description	Counterparty	Underlying Index	Pay/ Receive Floating Rate	Exercise Rate/Call Price	Expiration Date	Notional Amount	Premium Received	Market Value

Put - U.S. Treasury Note 10 - Year	Morgan Stanley	TYM3 Commodity	Pay	$129.00	4/13/2013	$(7,000)	$(2,823)	$(219)
Interest Rate Swap
Put - OTC 2 - Year	First Boston	6-Month EUR-EURIBOR	Pay	1.15%	7/24/2013	$(5,300,000)	$(11,701)	$(1,162)
Interest Rate Swap
Put - OTC 5 - Year	First Boston	6-Month EUR-EURIBOR	Pay	1.50%	6/3/2013	$(2,100,000)	$(9,909)	$(323)
Interest Rate Swap
Call - U.S. Treasury Note 10 - Year	Morgan Stanley	TYM3 Commodity	Receive	$132.50	4/13/2013	$(7,000)	(1,789)	(2,406)
Interest Rate Swap
							$(26,222)	$(4,110)

MainStay VP S&P 500 Index Portfolio

Portfolio of Investments March 28, 2013 (Unaudited)

		Shares	Value
	Common Stocks 95.3% †
	Aerospace & Defense 2.3%
	Boeing Co. (The)	48,792	$4,188,794
	General Dynamics Corp.	23,687	1,670,171
	Honeywell International, Inc.	56,068	4,224,724
	L-3 Communications Holdings, Inc.	6,534	528,731
	Lockheed Martin Corp.	19,242	1,857,238
	Northrop Grumman Corp.	17,001	1,192,620
	Precision Castparts Corp.	10,494	1,989,872
	Raytheon Co.	23,327	1,371,394
	Rockwell Collins, Inc.	9,792	618,071
	Textron, Inc.	19,467	580,311
	United Technologies Corp.	60,352	5,638,688
			23,860,614
	Air Freight & Logistics 0.7%
	C.H. Robinson Worldwide, Inc.	11,539	686,109
	Expeditors International of Washington, Inc.	15,047	537,328
	FedEx Corp.	20,967	2,058,959
	United Parcel Service, Inc. Class B	51,215	4,399,369
			7,681,765
	Airlines 0.1%
	Southwest Airlines Co.	52,201	703,669

	Auto Components 0.3%
	BorgWarner, Inc. (a)	8,378	647,954
	Delphi Automotive PLC	21,129	938,128
	Goodyear Tire & Rubber Co. (The) (a)	17,480	220,423
	Johnson Controls, Inc.	48,855	1,713,345
			3,519,850
	Automobiles 0.4%
	Ford Motor Co.	281,207	3,697,872
	Harley-Davidson, Inc.	16,285	867,990
			4,565,862
	Beverages 2.3%
	Beam, Inc.	11,596	736,810
	Brown-Forman Corp. Class B	10,815	772,191
	Coca-Cola Co. (The)	274,793	11,112,629
	Coca-Cola Enterprises, Inc.	18,863	696,422
	Constellation Brands, Inc. Class A (a)	10,931	520,753
	Dr. Pepper Snapple Group, Inc.	14,600	685,470
	Molson Coors Brewing Co. Class B	11,115	543,857
	Monster Beverage Corp. (a)	10,326	492,963
	PepsiCo., Inc.	110,725	8,759,454
			24,320,549
	Biotechnology 1.8%
	Alexion Pharmaceuticals, Inc. (a)	13,906	1,281,299
	Amgen, Inc.	53,659	5,500,584
	Biogen Idec, Inc. (a)	16,964	3,272,525
	Celgene Corp. (a)	30,022	3,479,850
	Gilead Sciences, Inc. (a)	109,149	5,340,661
			18,874,919
	Building Products 0.1%
	Masco Corp.	25,512	516,618

	Capital Markets 2.0%
	Ameriprise Financial, Inc.	14,588	1,074,406
	Bank of New York Mellon Corp. (The)	83,692	2,342,539
	BlackRock, Inc.	8,979	2,306,526
	Charles Schwab Corp. (The)	78,267	1,384,543
	E*TRADE Financial Corp. (a)	20,405	218,538
	Franklin Resources, Inc.	9,873	1,488,947
	Goldman Sachs Group, Inc. (The)	31,372	4,616,390
	Invesco, Ltd.	31,814	921,333
	Legg Mason, Inc.	8,229	264,562
	Morgan Stanley	98,814	2,171,932
	Northern Trust Corp.	15,640	853,318
	State Street Corp.	32,756	1,935,552
	T. Rowe Price Group, Inc.	18,570	1,390,336
			20,968,922
	Chemicals 2.3%
	Air Products & Chemicals, Inc.	14,885	1,296,781
	Airgas, Inc.	4,913	487,173
	CF Industries Holdings, Inc.	4,478	852,477
	Dow Chemical Co. (The)	86,347	2,749,289
	E.I. du Pont de Nemours & Co.	66,984	3,292,934
	Eastman Chemical Co.	10,921	763,050
	Ecolab, Inc.	19,007	1,523,981
	FMC Corp.	9,807	559,293
	International Flavors & Fragrances, Inc.	5,822	446,373
	LyondellBasell Industries, N.V., Class A	27,106	1,715,539
	Monsanto Co.	38,416	4,057,882
	Mosaic Co. (The)	19,838	1,182,543
	PPG Industries, Inc.	10,222	1,369,135
	Praxair, Inc.	21,308	2,376,694
	Sherwin-Williams Co. (The)	6,154	1,039,349
	Sigma-Aldrich Corp.	8,631	670,456
			24,382,949
	Commercial Banks 2.6%
	BB&T Corp.	49,940	1,567,617
	Comerica, Inc.	13,455	483,707
	Fifth Third Bancorp	62,754	1,023,518
	First Horizon National Corp.	17,786	189,954
	Huntington Bancshares, Inc.	61,360	453,450
	KeyCorp	66,236	659,711
	M&T Bank Corp.	8,703	897,801
	PNC Financial Services Group, Inc.	37,822	2,515,163
	Regions Financial Corp.	100,963	826,887
	SunTrust Banks, Inc.	38,468	1,108,263
	U.S. Bancorp	133,596	4,532,912
	Wells Fargo & Co.	351,445	12,999,951
	Zions Bancorp.	13,151	328,644
			27,587,578
	Commercial Services & Supplies 0.6%
	ADT Corp. (The)	16,643	814,508
	Avery Dennison Corp.	7,254	312,430
	Cintas Corp.	7,693	339,492
	Iron Mountain, Inc.	12,170	441,893
	Pitney Bowes, Inc.	14,329	212,929
	Republic Services, Inc.	21,401	706,233
	Stericycle, Inc. (a)	6,224	660,864
	Tyco International, Ltd.	33,333	1,066,656
	Waste Management, Inc.	31,122	1,220,294
			5,775,299
	Communications Equipment 1.8%
	Cisco Systems, Inc.	382,278	7,993,433
	F5 Networks, Inc. (a)	5,644	502,767
	Harris Corp.	8,087	374,752
	JDS Uniphase Corp. (a)	16,559	221,394
	Juniper Networks, Inc. (a)	36,906	684,237
	Motorola Solutions, Inc.	19,752	1,264,721
	QUALCOMM, Inc.	123,182	8,247,035
			19,288,339
	Computers & Peripherals 4.0%
¤	Apple, Inc.	67,333	29,803,606
	Dell, Inc.	104,085	1,491,538
	EMC Corp. (a)	150,801	3,602,636
	Hewlett-Packard Co.	140,001	3,337,624
	NetApp, Inc. (a)	25,642	875,930
	SanDisk Corp. (a)	17,252	948,860
	Seagate Technology PLC	22,898	837,151
	Western Digital Corp.	15,529	780,798
			41,678,143
	Construction & Engineering 0.2%
	Fluor Corp.	11,651	772,811
	Jacobs Engineering Group, Inc. (a)	9,264	521,007
	Quanta Services, Inc. (a)	15,261	436,159
			1,729,977
	Construction Materials 0.0%‡
	Vulcan Materials Co.	9,243	477,863

	Consumer Finance 0.9%
	American Express Co.	68,903	4,648,196
	Capital One Financial Corp.	41,745	2,293,888
	Discover Financial Services	35,518	1,592,627
	SLM Corp.	32,502	665,641
			9,200,352
	Containers & Packaging 0.2%
	Ball Corp.	10,837	515,624
	Bemis Co., Inc.	7,380	297,857
	MeadWestvaco Corp.	12,397	450,011
	Owens-Illinois, Inc. (a)	11,797	314,390
	Sealed Air Corp.	13,872	334,454
			1,912,336
	Distributors 0.1%
	Genuine Parts Co.	11,081	864,318

	Diversified Consumer Services 0.1%
	Apollo Group, Inc. Class A (a)	7,210	125,382
	H&R Block, Inc.	19,366	569,748
			695,130
	Diversified Financial Services 3.6%
	Bank of America Corp.	775,763	9,448,793
	Citigroup, Inc.	217,865	9,638,348
	CME Group, Inc.	21,952	1,347,633
	IntercontinentalExchange, Inc. (a)	5,201	848,127
	JPMorgan Chase & Co.	274,412	13,023,594
	Leucadia National Corp.	21,005	576,167
	McGraw-Hill Cos., Inc. (The)	20,015	1,042,381
	Moody's Corp.	13,815	736,616
	NASDAQ OMX Group, Inc. (The)	8,467	273,484
	NYSE Euronext	17,581	679,330
			37,614,473
	Diversified Telecommunication Services 2.5%
	AT&T, Inc.	393,639	14,442,615
	CenturyLink, Inc.	44,869	1,576,248
	Frontier Communications Corp.	71,331	283,897
	Verizon Communications, Inc.	204,925	10,072,064
	Windstream Corp.	42,000	333,900
			26,708,724
	Electric Utilities 1.9%
	American Electric Power Co., Inc.	34,639	1,684,495
	Duke Energy Corp.	50,520	3,667,247
	Edison International	23,275	1,171,198
	Entergy Corp.	12,664	800,871
	Exelon Corp.	61,301	2,113,659
	FirstEnergy Corp.	29,875	1,260,725
	NextEra Energy, Inc.	30,291	2,353,005
	Northeast Utilities	22,416	974,199
	Pepco Holdings, Inc.	16,350	349,890
	Pinnacle West Capital Corp.	7,822	452,816
	PPL Corp.	41,480	1,298,739
	Southern Co. (The)	62,507	2,932,828
	Xcel Energy, Inc.	34,832	1,034,510
			20,094,182
	Electrical Equipment 0.6%
	Eaton Corp. PLC	33,776	2,068,780
	Emerson Electric Co.	51,769	2,892,334
	Rockwell Automation, Inc.	9,949	859,096
	Roper Industries, Inc.	7,128	907,466
			6,727,676
	Electronic Equipment & Instruments 0.4%
	Amphenol Corp. Class A	11,505	858,848
	Corning, Inc.	105,565	1,407,182
	FLIR Systems, Inc.	10,394	270,348
	Jabil Circuit, Inc.	13,366	247,004
	Molex, Inc.	9,836	287,998
	TE Connectivity, Ltd.	30,140	1,263,770
			4,335,150
	Energy Equipment & Services 1.8%
	Baker Hughes, Inc.	31,676	1,470,083
	Cameron International Corp. (a)	17,770	1,158,604
	Diamond Offshore Drilling, Inc.	4,965	345,365
	Ensco PLC Class A	16,572	994,320
	FMC Technologies, Inc. (a)	17,032	926,370
	Halliburton Co.	66,807	2,699,671
	Helmerich & Payne, Inc.	7,550	458,285
	Nabors Industries, Ltd.	20,744	336,468
	National-Oilwell Varco, Inc.	30,461	2,155,116
	Noble Corp.	18,045	688,417
	Rowan Cos. PLC (a)	8,872	313,714
	Schlumberger, Ltd.	95,230	7,131,775
			18,678,188
	Food & Staples Retailing 2.3%
	Costco Wholesale Corp.	31,233	3,314,134
	CVS Caremark Corp.	88,260	4,853,417
	Kroger Co. (The)	37,170	1,231,814
	Safeway, Inc.	17,109	450,822
	Sysco Corp.	42,274	1,486,776
	Wal-Mart Stores, Inc.	119,919	8,973,539
	Walgreen Co.	61,513	2,932,940
	Whole Foods Market, Inc.	12,265	1,063,989
			24,307,431
	Food Products 1.8%
	Archer-Daniels-Midland Co.	47,049	1,586,963
	Campbell Soup Co.	12,868	583,693
	ConAgra Foods, Inc.	29,506	1,056,610
	Dean Foods Co. (a)	13,199	239,298
	General Mills, Inc.	46,317	2,283,891
	H.J. Heinz Co.	22,874	1,653,104
	Hershey Co. (The)	10,700	936,571
	Hormel Foods Corp.	9,579	395,804
	J.M. Smucker Co. (The)	7,690	762,540
	Kellogg Co.	17,903	1,153,490
	Kraft Foods Group, Inc.	42,482	2,189,098
	McCormick & Co., Inc.	9,473	696,739
	Mead Johnson Nutrition Co.	14,562	1,127,827
	Mondelez International, Inc. Class A	127,200	3,893,592
	Tyson Foods, Inc. Class A	20,703	513,848
			19,073,068
	Gas Utilities 0.1%
	AGL Resources, Inc.	8,393	352,086
	ONEOK, Inc.	14,653	698,509
			1,050,595
	Health Care Equipment & Supplies 2.1%
	Abbott Laboratories	112,611	3,977,421
	Baxter International, Inc.	39,140	2,843,130
	Becton, Dickinson & Co.	13,906	1,329,553
	Boston Scientific Corp. (a)	98,651	770,464
	C.R. Bard, Inc.	5,454	549,654
	CareFusion Corp. (a)	15,850	554,591
	Covidien PLC	33,843	2,295,909
	DENTSPLY International, Inc.	10,270	435,653
	Edwards Lifesciences Corp. (a)	8,269	679,381
	Intuitive Surgical, Inc. (a)	2,877	1,413,154
	Medtronic, Inc.	72,395	3,399,669
	St. Jude Medical, Inc.	20,497	828,899
	Stryker Corp.	20,653	1,347,402
	Varian Medical Systems, Inc. (a)	7,912	569,664
	Zimmer Holdings, Inc.	12,237	920,467
			21,915,011
	Health Care Providers & Services 1.8%
	Aetna, Inc.	23,516	1,202,138
	AmerisourceBergen Corp.	16,507	849,285
	Cardinal Health, Inc.	24,368	1,014,196
	Cigna Corp.	20,608	1,285,321
	Coventry Health Care, Inc.	9,564	449,795
	DaVita HealthCare Partners, Inc. (a)	6,051	717,588
	Express Scripts Holding Co. (a)	58,683	3,383,075
	Humana, Inc.	11,285	779,906
	Laboratory Corp. of America Holdings (a)	6,675	602,085
	McKesson Corp.	16,697	1,802,608
	Patterson Cos., Inc.	6,076	231,131
	Quest Diagnostics, Inc.	11,346	640,482
	Tenet Healthcare Corp. (a)	7,443	354,138
	UnitedHealth Group, Inc.	73,483	4,203,962
	WellPoint, Inc.	21,738	1,439,708
			18,955,418
	Health Care Technology 0.1%
	Cerner Corp. (a)	10,392	984,642

	Hotels, Restaurants & Leisure 1.7%
	Carnival Corp.	31,954	1,096,022
	Chipotle Mexican Grill, Inc. (a)	2,225	725,061
	Darden Restaurants, Inc.	9,155	473,130
	International Game Technology	19,087	314,936
	Marriott International, Inc.	17,677	746,500
	McDonald's Corp.	71,868	7,164,521
	Starbucks Corp.	53,722	3,060,005
	Starwood Hotels & Resorts Worldwide, Inc.	14,044	895,024
	Wyndham Worldwide Corp.	9,888	637,578
	Wynn Resorts, Ltd.	5,672	709,908
	Yum! Brands, Inc.	32,342	2,326,683
			18,149,368
	Household Durables 0.3%
	D.R. Horton, Inc.	19,841	482,136
	Garmin, Ltd.	7,786	257,250
	Harman International Industries, Inc.	4,799	214,179
	Leggett & Platt, Inc.	10,040	339,151
	Lennar Corp. Class A	11,625	482,205
	Newell Rubbermaid, Inc.	20,637	538,626
	PulteGroup, Inc. (a)	24,119	488,169
	Whirlpool Corp.	5,631	667,048
			3,468,764
	Household Products 2.1%
	Clorox Co. (The)	9,404	832,536
	Colgate-Palmolive Co.	31,520	3,720,306
	Kimberly-Clark Corp.	27,791	2,722,962
¤	Procter & Gamble Co. (The)	195,846	15,091,893
			22,367,697
	Independent Power Producers & Energy Traders 0.1%
	AES Corp. (The)	44,353	557,517
	NRG Energy, Inc.	22,985	608,873
			1,166,390
	Industrial Conglomerates 2.4%
	3M Co.	45,567	4,844,228
	Danaher Corp.	41,569	2,583,513
¤	General Electric Co.	745,508	17,236,145
			24,663,886
	Insurance 4.0%
	ACE, Ltd.	24,323	2,164,017
	Aflac, Inc.	33,455	1,740,329
	Allstate Corp. (The)	34,231	1,679,715
	American International Group, Inc. (a)	105,672	4,102,187
	Aon PLC	22,338	1,373,787
	Assurant, Inc.	5,799	261,013
	Berkshire Hathaway, Inc. Class B (a)	130,768	13,626,026
	Chubb Corp. (The)	18,749	1,641,100
	Cincinnati Financial Corp.	10,450	493,135
	Genworth Financial, Inc. Class A (a)	35,117	351,170
	Hartford Financial Services Group, Inc. (The)	31,131	803,180
	Lincoln National Corp.	19,463	634,688
	Loews Corp.	22,331	984,127
	Marsh & McLennan Cos., Inc.	39,316	1,492,829
	MetLife, Inc.	78,406	2,980,996
	Principal Financial Group, Inc.	19,821	674,509
	Progressive Corp. (The)	40,045	1,011,937
	Prudential Financial, Inc.	33,293	1,963,954
	Torchmark Corp.	6,820	407,836
	Travelers Cos., Inc. (The)	27,098	2,281,381
	Unum Group	18,975	536,044
	XL Group PLC	21,148	640,784
			41,844,744
	Internet & Catalog Retail 1.0%
	Amazon.com, Inc. (a)	26,072	6,947,927
	Expedia, Inc.	6,694	401,707
	Netflix, Inc. (a)	3,963	750,632
	Priceline.com, Inc. (a)	3,575	2,459,350
	TripAdvisor, Inc. (a)	7,829	411,179
			10,970,795
	Internet Software & Services 2.1%
	Akamai Technologies, Inc. (a)	12,665	446,948
	eBay, Inc. (a)	83,658	4,535,937
¤	Google, Inc. Class A (a)	19,145	15,201,704
	VeriSign, Inc. (a)	10,938	517,149
	Yahoo!, Inc. (a)	69,483	1,634,935
			22,336,673
	IT Services 3.7%
	Accenture PLC Class A	46,209	3,510,498
	Automatic Data Processing, Inc.	34,774	2,261,006
	Cognizant Technology Solutions Corp. Class A (a)	21,636	1,657,534
	Computer Sciences Corp.	11,099	546,404
	Fidelity National Information Services, Inc.	21,021	832,852
	Fiserv, Inc. (a)	9,570	840,533
¤	International Business Machines Corp.	75,111	16,021,176
	MasterCard, Inc. Class A	7,570	4,096,354
	Paychex, Inc.	23,066	808,925
	SAIC, Inc.	20,266	274,604
	Teradata Corp. (a)	12,051	705,104
	Total System Services, Inc.	11,553	286,283
	Visa, Inc. Class A	36,974	6,279,664
	Western Union Co. (The)	40,778	613,301
			38,734,238
	Leisure Equipment & Products 0.1%
	Hasbro, Inc.	8,282	363,911
	Mattel, Inc.	24,599	1,077,190
			1,441,101
	Life Sciences Tools & Services 0.4%
	Agilent Technologies, Inc.	24,892	1,044,717
	Life Technologies Corp. (a)	12,217	789,585
	PerkinElmer, Inc.	8,152	274,233
	Thermo Fisher Scientific, Inc.	25,640	1,961,204
	Waters Corp. (a)	6,197	581,960
			4,651,699
	Machinery 1.7%
	Caterpillar, Inc.	46,963	4,084,372
	Cummins, Inc.	12,653	1,465,344
	Deere & Co.	27,987	2,406,322
	Dover Corp.	12,523	912,676
	Flowserve Corp.	3,470	581,954
	Illinois Tool Works, Inc.	29,777	1,814,610
	Ingersoll-Rand PLC	19,759	1,086,942
	Joy Global, Inc.	7,565	450,269
	PACCAR, Inc.	25,253	1,276,792
	Pall Corp.	8,007	547,439
	Parker Hannifin Corp.	10,673	977,433
	Pentair, Ltd.	14,940	788,085
	Snap-On, Inc.	4,158	343,867
	Stanley Black & Decker, Inc.	11,374	920,953
	Xylem, Inc.	13,258	365,390
			18,022,448
	Media 3.4%
	Cablevision Systems Corp. Class A	15,420	230,683
	CBS Corp. Class B	41,950	1,958,646
	Comcast Corp. Class A	189,239	7,949,930
	DIRECTV (a)	41,090	2,326,105
	Discovery Communications, Inc. Class A (a)	17,519	1,379,446
	Gannett Co., Inc.	16,535	361,620
	Interpublic Group of Cos., Inc. (The)	29,760	387,773
	News Corp. Class A	143,371	4,375,683
	Omnicom Group, Inc.	18,742	1,103,904
	Scripps Networks Interactive Class A	6,173	397,171
	Time Warner Cable, Inc.	21,187	2,035,223
	Time Warner, Inc.	67,020	3,861,692
	Viacom, Inc. Class B	32,649	2,010,199
	Walt Disney Co. (The)	129,442	7,352,306
	Washington Post Co. Class B	322	143,934
			35,874,315
	Metals & Mining 0.6%
	Alcoa, Inc.	76,212	649,326
	Allegheny Technologies, Inc.	7,658	242,835
	Cliffs Natural Resources, Inc.	10,756	204,472
	Freeport-McMoRan Copper & Gold, Inc.	67,808	2,244,445
	Newmont Mining Corp.	35,447	1,484,875
	Nucor Corp.	22,681	1,046,728
	United States Steel Corp.	10,308	201,006
			6,073,687
	Multi-Utilities 1.2%
	Ameren Corp.	17,331	606,932
	CenterPoint Energy, Inc.	30,532	731,547
	CMS Energy Corp.	18,932	528,960
	Consolidated Edison, Inc.	20,924	1,276,992
	Dominion Resources, Inc.	41,319	2,403,939
	DTE Energy Co.	12,271	838,600
	Integrys Energy Group, Inc.	5,626	327,208
	NiSource, Inc.	22,153	649,969
	PG&E Corp.	31,448	1,400,379
	Public Service Enterprise Group, Inc.	36,140	1,241,048
	SCANA Corp.	9,377	479,727
	Sempra Energy	16,208	1,295,668
	TECO Energy, Inc.	14,543	259,156
	Wisconsin Energy Corp.	16,462	706,055
			12,746,180
	Multiline Retail 0.8%
	Dollar General Corp. (a)	21,678	1,096,473
	Dollar Tree, Inc. (a)	16,459	797,109
	Family Dollar Stores, Inc.	6,932	409,335
	J.C. Penney Co., Inc.	10,172	153,699
	Kohl's Corp.	15,146	698,685
	Macy's, Inc.	28,295	1,183,863
	Nordstrom, Inc.	10,923	603,277
	Target Corp.	46,583	3,188,606
			8,131,047
	Office Electronics 0.1%
	Xerox Corp.	87,943	756,310

	Oil, Gas & Consumable Fuels 8.6%
	Anadarko Petroleum Corp.	35,889	3,138,493
	Apache Corp.	28,087	2,167,193
	Cabot Oil & Gas Corp.	15,001	1,014,218
	Chesapeake Energy Corp.	37,072	756,640
¤	Chevron Corp.	139,283	16,549,606
	ConocoPhillips	87,540	5,261,154
	CONSOL Energy, Inc.	16,258	547,082
	Denbury Resources, Inc. (a)	26,776	499,372
	Devon Energy Corp.	27,071	1,527,346
	EOG Resources, Inc.	19,483	2,495,188
	EQT Corp.	10,685	723,909
¤	Exxon Mobil Corp.	321,227	28,945,765
	Hess Corp.	21,225	1,519,922
	Kinder Morgan, Inc.	45,201	1,748,375
	Marathon Oil Corp.	50,739	1,710,919
	Marathon Petroleum Corp.	23,763	2,129,165
	Murphy Oil Corp.	13,072	833,079
	Newfield Exploration Co. (a)	9,644	216,218
	Noble Energy, Inc.	12,875	1,489,122
	Occidental Petroleum Corp.	57,751	4,525,946
	Peabody Energy Corp.	19,164	405,319
	Phillips 66	44,560	3,117,863
	Pioneer Natural Resources Co.	9,466	1,176,150
	QEP Resources, Inc.	12,700	404,368
	Range Resources Corp.	11,607	940,631
	Southwestern Energy Co. (a)	25,168	937,760
	Spectra Energy Corp.	47,650	1,465,237
	Tesoro Corp.	9,993	585,090
	Valero Energy Corp.	39,642	1,803,315
	Williams Cos., Inc. (The)	48,863	1,830,408
	WPX Energy, Inc. (a)	14,214	227,708
			90,692,561
	Paper & Forest Products 0.1%
	International Paper Co.	31,632	1,473,418

	Personal Products 0.2%
	Avon Products, Inc.	30,868	639,894
	Estee Lauder Cos., Inc. (The) Class A	17,187	1,100,483
			1,740,377
	Pharmaceuticals 5.7%
	AbbVie, Inc.	113,136	4,613,686
	Actavis, Inc. (a)	9,115	839,583
	Allergan, Inc.	22,011	2,457,088
	Bristol-Myers Squibb Co.	117,391	4,835,335
	Eli Lilly & Co.	71,572	4,064,574
	Forest Laboratories, Inc. (a)	16,701	635,306
	Hospira, Inc. (a)	11,794	387,197
¤	Johnson & Johnson	200,284	16,329,154
	Merck & Co., Inc.	216,690	9,584,199
	Mylan, Inc. (a)	28,359	820,709
	Perrigo Co.	6,279	745,506
¤	Pfizer, Inc.	515,423	14,875,108
			60,187,445
	Professional Services 0.1%
	Dun & Bradstreet Corp.	2,953	247,018
	Equifax, Inc.	8,564	493,201
	Robert Half International, Inc.	10,135	380,367
			1,120,586
	Real Estate Investment Trusts 2.0%
	American Tower Corp.	28,303	2,177,067
	Apartment Investment & Management Co. Class A	10,394	318,680
	AvalonBay Communities, Inc.	8,157	1,033,247
	Boston Properties, Inc.	10,872	1,098,724
	Equity Residential	23,030	1,268,032
	HCP, Inc.	32,505	1,620,699
	Health Care REIT, Inc.	18,708	1,270,460
	Host Hotels & Resorts, Inc.	51,612	902,694
	Kimco Realty Corp.	29,073	651,235
	Plum Creek Timber Co., Inc.	11,536	602,179
	ProLogis, Inc.	33,182	1,326,617
	Public Storage	10,294	1,567,982
	Simon Property Group, Inc.	22,489	3,565,856
	Ventas, Inc.	20,931	1,532,149
	Vornado Realty Trust	12,221	1,022,165
	Weyerhaeuser Co.	38,894	1,220,494
			21,178,280
	Real Estate Management & Development 0.1%
	CBRE Group, Inc. (a)	21,569	544,617

	Road & Rail 0.8%
	CSX Corp.	73,186	1,802,571
	Norfolk Southern Corp.	22,623	1,743,781
	Ryder System, Inc.	3,650	218,088
	Union Pacific Corp.	33,671	4,795,087
			8,559,527
	Semiconductors & Semiconductor Equipment 1.9%
	Advanced Micro Devices, Inc. (a)	42,950	109,523
	Altera Corp.	22,854	810,631
	Analog Devices, Inc.	22,036	1,024,454
	Applied Materials, Inc.	86,242	1,162,542
	Broadcom Corp. Class A	37,531	1,301,200
	First Solar, Inc. (a)	4,286	115,551
	Intel Corp.	354,606	7,748,141
	KLA-Tencor Corp.	11,895	627,342
	Lam Research Corp. (a)	11,626	482,014
	Linear Technology Corp.	16,447	631,071
	LSI Corp. (a)	39,852	270,197
	Microchip Technology, Inc.	13,834	508,538
	Micron Technology, Inc. (a)	72,678	725,326
	NVIDIA Corp.	44,244	567,208
	Teradyne, Inc. (a)	13,395	217,267
	Texas Instruments, Inc.	79,208	2,810,300
	Xilinx, Inc.	18,732	715,000
			19,826,305
	Software 3.2%
	Adobe Systems, Inc. (a)	35,603	1,549,087
	Autodesk, Inc. (a)	16,214	668,665
	BMC Software, Inc. (a)	9,400	435,502
	CA, Inc.	24,007	604,256
	Citrix Systems, Inc. (a)	13,360	964,058
	Electronic Arts, Inc. (a)	21,567	381,736
	Intuit, Inc.	19,920	1,307,748
¤	Microsoft Corp.	540,484	15,463,247
	Oracle Corp.	264,753	8,562,112
	Red Hat, Inc. (a)	13,787	697,071
	Salesforce.com, Inc. (a)	9,659	1,727,319
	Symantec Corp. (a)	49,680	1,226,102
			33,586,903
	Specialty Retail 2.1%
	Abercrombie & Fitch Co. Class A	5,698	263,248
	AutoNation, Inc. (a)	2,757	120,619
	AutoZone, Inc. (a)	2,604	1,033,189
	Bed Bath & Beyond, Inc. (a)	16,213	1,044,442
	Best Buy Co., Inc.	19,002	420,894
	Carmax, Inc. (a)	16,309	680,085
	GameStop Corp. Class A	8,820	246,695
	Gap, Inc. (The)	21,305	754,197
	Home Depot, Inc. (The)	107,197	7,480,207
	L Brands, Inc.	17,044	761,185
	Lowe's Cos., Inc.	79,582	3,017,749
	O'Reilly Automotive, Inc. (a)	7,949	815,170
	PetSmart, Inc.	7,731	480,095
	Ross Stores, Inc.	15,999	969,859
	Staples, Inc.	48,769	654,968
	Tiffany & Co.	8,501	591,160
	TJX Cos., Inc.	52,203	2,440,490
	Urban Outfitters, Inc. (a)	7,793	301,901
			22,076,153
	Textiles, Apparel & Luxury Goods 0.7%
	Coach, Inc.	20,131	1,006,349
	Fossil, Inc. (a)	3,918	378,479
	NIKE, Inc. Class B	52,017	3,069,523
	PVH Corp.	5,583	596,320
	Ralph Lauren Corp.	4,365	739,038
	VF Corp.	6,279	1,053,302
			6,843,011
	Thrifts & Mortgage Finance 0.1%
	Hudson City Bancorp, Inc.	33,955	293,371
	People's United Financial, Inc.	24,486	329,092
			622,463
	Tobacco 1.7%
	Altria Group, Inc.	144,098	4,955,530
	Lorillard, Inc.	27,364	1,104,137
	Philip Morris International, Inc.	118,139	10,952,667
	Reynolds American, Inc.	23,212	1,032,702
			18,045,036
	Trading Companies & Distributors 0.2%
	Fastenal Co.	19,251	988,539
	W.W. Grainger, Inc.	4,279	962,689
			1,951,228
	Wireless Telecommunication Services 0.3%
	Crown Castle International Corp. (a)	20,931	1,457,635
	MetroPCS Communications, Inc. (a)	22,580	246,122
	Sprint Nextel Corp. (a)	214,318	1,330,915
			3,034,672
	Total Common Stocks (Cost $475,811,080)		1,001,931,534	(b)

	Principal Amount	Value
Short-Term Investments 4.6%
Repurchase Agreement 0.0%‡
State Street Bank and Trust Co. 0.01%, dated 3/28/13 due 4/1/13 Proceeds at Maturity $79,175 (Collateralized by a Federal National Home Loan Mortgage Corp. security with a rate of 2.00% and a maturity date of 11/2/22, with a Principal Amount of $85,000 and a Market Value of $83,859	$79,175	79,175
Total Repurchase Agreement (Cost $79,175)		79,175

U.S. Government 4.6%
United States Treasury Bills
0.046%, due 7/11/13 (d)	100,000	99,987
0.047%, due 4/11/13 (d)	200,000	199,997
0.048%, due 4/11/13 (d)	400,000	399,993
0.053%, due 4/11/13 (d)	4,600,000	4,599,914
0.056%, due 4/11/13 (d)	200,000	199,996
0.056%, due 7/11/13 (d)	32,100,000	32,094,900
0.061%, due 4/11/13 (d)	300,000	299,993
0.062%, due 4/11/13 (d)	100,000	99,998
0.063%, due 4/11/13 (d)	200,000	199,995
0.066%, due 4/11/13 (d)	700,000	699,984
0.076%, due 4/11/13 (d)	200,000	199,995
0.077%, due 4/11/13 (d)	700,000	699,981
0.079%, due 4/25/13 (d)(e)	5,000,000	4,999,707
0.079%, due 7/11/13 (d)	100,000	99,977
0.081%, due 4/11/13 (d)	600,000	599,983
0.081%, due 7/11/13 (d)	200,000	199,954
0.087%, due 4/11/13 (d)	100,000	99,997
0.092%, due 7/11/13 (d)	2,600,000	2,599,319
Total U.S. Government (Cost $48,393,670)		48,393,670
Total Short-Term Investments (Cost $48,472,845)		48,472,845
Total Investments (Cost $524,283,925) (f)	99.9%	1,050,404,379
Other Assets, Less Liabilities	0.1	731,901
Net Assets	100.0%	$1,051,136,280

	Contracts Long	Unrealized Appreciation (Depreciation) (c)
Futures Contracts 0.0% ‡

Standard & Poor's 500 Index Mini June 2013	620	$475,231
Total Futures Contracts (Settlement Value $48,443,700) (b)		475,231

¤	Among the Portfolio's 10 largest holdings, as of March 28, 2013, excluding short-term investments. May be subject to change daily.
†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	The combined market value of common stocks and settlement value of Standard & Poor's 500 Index futures contracts represents 99.9% of net assets.
(c)	Represents the difference between the value of the contracts at the time they were opened and the value as of March 28, 2013.
(d)	Interest rate presented is yield to maturity.
(e)	Represents a security, or a portion thereof, which is maintained at a broker as collateral for futures contracts.
(f)	As of March 28, 2013, cost is $549,824,496 for federal income tax purposes and net unrealized appreciation is as follows:

Gross unrealized appreciation	$545,077,023
Gross unrealized depreciation	(44,497,140)
Net unrealized appreciation	$500,579,883

The following is a summary of the fair valuations according to the inputs used as of March 28, 2013, for valuing the Portfolio's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$1,001,931,534	$—	$—	$1,001,931,534
Short-Term Investments
Repurchase Agreement	—	79,175	—	79,175
U.S. Government	—	48,393,670	—	48,393,670
Total Short-Term Investments	—	48,472,845	—	48,472,845
Total Investments in Securities	$1,001,931,534	$48,472,845	$—	$1,050,404,379
Other Financial Instruments
Futures Contracts Long (b)	475,231	—	—	475,231
Total Investments in Securities and Other Financial Instruments	$1,002,406,765	$48,472,845	$—	$1,050,879,610

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

For the period ended March 28, 2013, the Portfolio did not have any transfers between Level 1 and Level 2 fair value measurements.

As of March 28, 2013, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

MainStay VP T. Rowe Price Equity Income Portfolio

Portfolio of Investments March 28, 2013 (Unaudited)
		Shares	Value
	Common Stocks 94.9% †
	Aerospace & Defense 2.5%
	Boeing Co. (The)	70,300	$6,035,255
	Honeywell International, Inc.	109,300	8,235,755
	Lockheed Martin Corp.	30,900	2,982,468
			17,253,478
	Air Freight & Logistics 1.0%
	United Parcel Service, Inc. Class B	82,200	7,060,980

	Airlines 0.9%
	United Continental Holdings, Inc. (a)	198,300	6,347,583

	Auto Components 0.6%
	Johnson Controls, Inc.	111,600	3,913,812

	Automobiles 0.5%
	Ford Motor Co.	262,500	3,451,875

	Beverages 0.9%
	PepsiCo., Inc.	78,600	6,218,046

	Building Products 0.9%
	Masco Corp.	189,600	3,839,400
	USG Corp. (a)	82,100	2,170,724
			6,010,124
	Capital Markets 2.4%
	Bank of New York Mellon Corp. (The)	147,600	4,131,324
	Legg Mason, Inc.	167,100	5,372,265
	Northern Trust Corp.	118,800	6,481,728
	Och-Ziff Capital Management Group LLC Class A	65,500	612,425
			16,597,742
	Chemicals 0.5%
	E.I. du Pont de Nemours & Co.	69,100	3,396,956

	Commercial Banks 5.9%
	PNC Financial Services Group, Inc.	132,000	8,778,000
	Regions Financial Corp.	289,300	2,369,367
	SunTrust Banks, Inc.	199,800	5,756,238
¤	U.S. Bancorp	322,900	10,955,997
¤	Wells Fargo & Co.	351,400	12,998,286
			40,857,888
	Communications Equipment 1.8%
	Cisco Systems, Inc.	270,600	5,658,246
	Harris Corp.	117,800	5,458,852
	Nokia Oyj, Sponsored ADR	381,400	1,250,992
			12,368,090
	Computers & Peripherals 1.9%
	Apple, Inc.	8,500	3,762,355
	Dell, Inc.	432,900	6,203,457
	Hewlett-Packard Co.	143,000	3,409,120
			13,374,932
	Construction Materials 0.7%
	Vulcan Materials Co.	93,200	4,818,440

	Consumer Finance 2.7%
	American Express Co.	135,600	9,147,576
	Capital One Financial Corp.	74,200	4,077,290
	SLM Corp.	263,200	5,390,336
			18,615,202
	Containers & Packaging 0.5%
	MeadWestvaco Corp.	104,500	3,793,350

	Distributors 0.6%
	Genuine Parts Co.	51,400	4,009,200

	Diversified Financial Services 4.6%
	Bank of America Corp.	691,400	8,421,252
¤	JPMorgan Chase & Co.	379,000	17,987,340
	McGraw-Hill Cos., Inc. (The)	106,800	5,562,144
			31,970,736
	Diversified Telecommunication Services 3.5%
¤	AT&T, Inc.	324,200	11,894,898
	CenturyLink, Inc.	107,200	3,765,936
	Telefonica S.A.	129,995	1,747,993
	Verizon Communications, Inc.	137,900	6,777,785
			24,186,612
	Electric Utilities 4.2%
	Duke Energy Corp.	128,845	9,352,858
	Entergy Corp.	101,100	6,393,564
	Exelon Corp.	183,800	6,337,424
	FirstEnergy Corp.	64,800	2,734,560
	Xcel Energy, Inc.	153,900	4,570,830
			29,389,236
	Electrical Equipment 1.6%
	Eaton Corp. PLC	57,784	3,539,270
	Emerson Electric Co.	135,500	7,570,385
			11,109,655
	Electronic Equipment & Instruments 0.7%
	Corning, Inc.	393,000	5,238,690

	Energy Equipment & Services 1.7%
	Diamond Offshore Drilling, Inc.	72,600	5,050,056
	Schlumberger, Ltd.	86,000	6,440,540
			11,490,596
	Food Products 2.5%
	Archer-Daniels-Midland Co.	196,300	6,621,199
	Campbell Soup Co.	155,600	7,058,016
	McCormick & Co., Inc.	46,100	3,390,655
			17,069,870
	Health Care Providers & Services 0.5%
	Quest Diagnostics, Inc.	57,800	3,262,810

	Hotels, Restaurants & Leisure 0.4%
	Carnival Corp.	91,800	3,148,740

	Household Durables 0.2%
	Whirlpool Corp.	11,800	1,397,828

	Household Products 1.6%
	Clorox Co. (The)	85,000	7,525,050
	Energizer Holdings, Inc.	32,900	3,281,117
			10,806,167
	Independent Power Producers & Energy Traders 0.3%
	AES Corp. (The)	190,000	2,388,300

	Industrial Conglomerates 4.1%
	3M Co.	85,600	9,100,136
¤	General Electric Co.	824,400	19,060,128
			28,160,264
	Insurance 4.5%
	Allstate Corp. (The)	168,300	8,258,481
	Chubb Corp. (The)	38,500	3,369,905
	Lincoln National Corp.	118,800	3,874,068
	Loews Corp.	52,500	2,313,675
	Marsh & McLennan Cos., Inc.	201,200	7,639,564
	Sun Life Financial, Inc.	86,900	2,371,501
	Willis Group Holdings PLC	78,600	3,103,914
			30,931,108
	IT Services 1.0%
	Computer Sciences Corp.	102,200	5,031,306
	Western Union Co. (The)	144,500	2,173,280
			7,204,586
	Leisure Equipment & Products 1.5%
	Hasbro, Inc.	60,200	2,645,188
	Mattel, Inc.	175,900	7,702,661
			10,347,849
	Life Sciences Tools & Services 1.7%
	Agilent Technologies, Inc.	59,900	2,514,003
	Thermo Fisher Scientific, Inc.	121,900	9,324,131
			11,838,134
	Machinery 1.6%
	Illinois Tool Works, Inc.	131,700	8,025,798
	Ingersoll-Rand PLC	13,200	726,132
	Joy Global, Inc.	19,800	1,178,496
	Xylem, Inc.	54,800	1,510,288
			11,440,714
	Media 4.0%
	Cablevision Systems Corp. Class A	185,400	2,773,584
	Comcast Corp. Class A	85,900	3,608,659
	Madison Square Garden Co. Class A (a)	55,300	3,185,280
	New York Times Co. (The) Class A (a)	183,300	1,796,340
	Time Warner, Inc.	152,200	8,769,764
	Walt Disney Co. (The)	102,400	5,816,320
	WPP PLC	112,295	1,789,873
			27,739,820
	Metals & Mining 1.5%
	Cliffs Natural Resources, Inc.	57,500	1,093,075
	Newmont Mining Corp.	69,900	2,928,111
	Nucor Corp.	136,800	6,313,320
			10,334,506
	Multi-Utilities1.2%
	NiSource, Inc.	257,700	7,560,918
	TECO Energy, Inc.	62,600	1,115,532
			8,676,450
	Multiline Retail 1.6%
	Kohl's Corp.	151,800	7,002,534
	Macy's, Inc.	97,700	4,087,768
			11,090,302
	Oil, Gas & Consumable Fuels 12.5%
	Anadarko Petroleum Corp.	84,000	7,345,800
¤	Apache Corp.	131,700	10,161,972
	BP PLC, Sponsored ADR	85,700	3,629,395
¤	Chevron Corp.	141,400	16,801,148
	ConocoPhillips	42,700	2,566,270
	CONSOL Energy, Inc.	144,100	4,848,965
¤	ExxonMobil Corp.	159,900	14,408,589
	Hess Corp.	105,500	7,554,855
	Murphy Oil Corp.	121,800	7,762,314
	Petroleo Brasileiro S.A., ADR	92,900	1,539,353
¤	Royal Dutch Shell PLC, ADR	153,500	10,002,060
			86,620,721
	Paper & Forest Products 1.5%
¤	International Paper Co.	222,700	10,373,366

	Personal Products 0.8%
	Avon Products, Inc.	265,900	5,512,107

	Pharmaceuticals 4.9%
	Bristol-Myers Squibb Co.	154,900	6,380,331
	Hospira, Inc. (a)	30,800	1,011,164
	Johnson & Johnson	121,500	9,905,895
	Merck & Co., Inc.	174,900	7,735,827
	Pfizer, Inc.	322,200	9,298,692
			34,331,909
	Real Estate Investment Trusts 0.8%
	Weyerhaeuser Co.	171,400	5,378,532

	Road & Rail 1.2%
	Norfolk Southern Corp.	105,500	8,131,940

	Semiconductors & Semiconductor Equipment 2.0%
	Analog Devices, Inc.	108,500	5,044,165
	Applied Materials, Inc.	333,600	4,496,928
	Texas Instruments, Inc.	126,700	4,495,316
			14,036,409
	Software 1.4%
	CA, Inc.	65,700	1,653,669
	Microsoft Corp.	285,800	8,176,738
			9,830,407
	Specialty Retail 0.7%
	Staples, Inc.	344,200	4,622,606
	Tiffany & Co.	6,300	438,102
			5,060,708
	Wireless Telecommunication Services 0.3%
	Vodafone Group PLC	792,973	2,248,311
	Total Common Stocks (Cost $573,723,386)		658,835,081

	Shares	Value
Convertible Preferred Stock 0.6%
Automobiles 0.6%
General Motors Co. 4.75%	87,450	3,755,103
Total Convertible Preferred Stock (Cost $3,726,064)		3,755,103

	Principal Amount	Value
Short-Term Investment 4.5%
Repurchase Agreement 4.5%
State Street Bank and Trust Co. 0.01%, dated 3/28/13 due 4/1/13 Proceeds at Maturity $31,446,880 (Collateralized by a Federal Home Loan Mortgage Corp. security with a rate of 2.10% and a maturity date of 10/17/22, with a Principal Amount of $32,370,000 and a Market Value of $32,077,116)	$31,446,845	31,446,845
Total Short-Term Investment (Cost $31,446,845)		31,446,845
Total Investments (Cost $608,896,295) (b)	100.0%	694,037,029
Other Assets, Less Liabilities	(0.0)‡	(2,357)
Net Assets	100.0%	$694,034,672

¤	Among the Portfolio's 10 largest holdings, as of March 28, 2013, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	As of March 28, 2013, cost is $608,972,294 for federal income tax purposes and net unrealized appreciation is as follows:

Gross unrealized appreciation	$92,853,511
Gross unrealized depreciation	(7,788,776)
Net unrealized appreciation	$85,064,735

The following abbreviation is used in the above portfolio:
ADR	American Depositary Receipt.

The following is a summary of the fair valuations according to the inputs used as of March 28, 2013, for valuing the Portfolio's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$658,835,081	$—	$—	$658,835,081
Convertible Preferred Stock	3,755,103	—	—	3,755,103
Short-Term Investment
Repurchase Agreement	—	31,446,845	—	31,446,845
Total Investments in Securities	$662,590,184	$31,446,845	$—	$694,037,029

(a) For a complete listing of investments and their industries, see the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

As of March 28, 2013, foreign securities with a total value of $3,759,387 were transferred from Level 2 to Level 1 as the prices of these securities were based on quoted prices compared with the prior year prices which were adjusted for events after the market close. The December 31, 2012 prices were adjusted by applying factors provided by a third party vendor in accordance with the Portfolio’s policies and procedures. Fair values as of March 28, 2013 for these securities are based on quoted prices in active markets for identical investments.

As of March 28, 2013, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

MainStay VP U.S. Small Cap Portfolio

Portfolio of Investments March 28, 2013 (Unaudited)

		Shares	Value
	Common Stocks 95.0% †
	Aerospace & Defense 2.8%
	Curtiss-Wright Corp.	99,500	$3,452,650
	HEICO Corp. Class A	3,000	102,930
	Hexcel Corp. (a)	153,050	4,439,980
			7,995,560
	Auto Components 3.2%
	Dana Holding Corp.	191,800	3,419,794
	Tenneco, Inc. (a)	85,500	3,361,005
	Visteon Corp. (a)	43,000	2,481,100
			9,261,899
	Biotechnology 1.9%
¤	Alkermes PLC (a)	236,949	5,618,061

	Building Products 1.5%
	Armstrong World Industries, Inc.	43,350	2,422,832
	Simpson Manufacturing Co., Inc.	63,300	1,937,613
			4,360,445
	Capital Markets 1.0%
	Waddell & Reed Financial, Inc. Class A	68,650	3,005,497

	Chemicals 3.8%
	Chemtura Corp. (a)	180,150	3,893,041
	Flotek Industries, Inc. (a)	263,900	4,314,765
	Methanex Corp.	69,850	2,838,006
			11,045,812
	Commercial Banks 5.9%
	Bank of Hawaii Corp.	83,900	4,262,959
	BankUnited, Inc.	188,100	4,819,122
	CVB Financial Corp.	190,735	2,149,583
	Investors Bancorp, Inc.	238,400	4,477,152
	Texas Capital Bancshares, Inc. (a)	30,350	1,227,658
			16,936,474
	Commercial Services & Supplies 2.0%
	Herman Miller, Inc.	112,690	3,118,132
	Waste Connections, Inc.	76,250	2,743,475
			5,861,607
	Communications Equipment 1.5%
	Harmonic, Inc. (a)	755,073	4,371,873

	Computers & Peripherals 0.7%
	Diebold, Inc.	69,813	2,116,730

	Containers & Packaging 1.6%
	Silgan Holdings, Inc.	100,560	4,751,460

	Diversified Consumer Services 1.9%
¤	Service Corp. International	323,000	5,403,790

	Diversified Financial Services 1.6%
	CBOE Holdings, Inc.	121,900	4,502,986

	Diversified Telecommunication Services 0.7%
	Lumos Networks Corp.	149,100	2,009,868

	Electric Utilities 4.4%
	Cleco Corp.	59,543	2,800,307
	Great Plains Energy, Inc.	211,150	4,896,569
¤	Westar Energy, Inc.	152,550	5,061,609
			12,758,485
	Electronic Equipment & Instruments 2.7%
	MTS Systems Corp.	62,000	3,605,300
	National Instruments Corp.	128,694	4,214,728
			7,820,028
	Energy Equipment & Services 1.0%
	Dril-Quip, Inc. (a)	34,931	3,044,935

	Food & Staples Retailing 1.3%
	Spartan Stores, Inc.	210,100	3,687,255

	Food Products 1.2%
	TreeHouse Foods, Inc. (a)	52,700	3,433,405

	Health Care Equipment & Supplies 7.7%
	Alere, Inc. (a)	60,400	1,542,012
	Haemonetics Corp. (a)	98,500	4,103,510
	Integra LifeSciences Holdings Corp. (a)	70,980	2,768,930
	Sirona Dental Systems, Inc. (a)	56,484	4,164,565
¤	Teleflex, Inc.	63,850	5,395,963
	Wright Medical Group, Inc. (a)	182,485	4,344,968
			22,319,948
	Health Care Providers & Services 2.8%
	Bio-Reference Laboratories, Inc. (a)	143,005	3,715,270
	WellCare Health Plans, Inc. (a)	77,720	4,504,651
			8,219,921
	Hotels, Restaurants & Leisure 6.7%
	Brinker International, Inc.	118,370	4,456,630
¤	Life Time Fitness, Inc. (a)	117,270	5,016,811
	Multimedia Games Holding Co., Inc. (a)	179,815	3,752,739
	Papa John's International, Inc. (a)	39,700	2,454,254
	SHFL Entertainment, Inc. (a)	216,300	3,584,091
			19,264,525
	Household Durables 1.5%
	Ryland Group, Inc. (The)	102,714	4,274,957

	Insurance 1.6%
	Arthur J. Gallagher & Co.	109,350	4,517,249

	IT Services 2.4%
	Forrester Research, Inc.	114,335	3,618,703
	NeuStar, Inc. Class A (a)	72,850	3,389,710
			7,008,413
	Machinery 8.3%
	Actuant Corp. Class A	48,450	1,483,539
	Harsco Corp.	169,050	4,187,368
	Kennametal, Inc.	52,531	2,050,810
¤	Mueller Industries, Inc.	112,709	6,006,263
	Navistar International Corp. (a)	56,050	1,937,649
	Wabtec Corp.	28,077	2,866,942
¤	Woodward, Inc.	135,500	5,387,480
			23,920,051
	Metals & Mining 0.1%
	Haynes International, Inc.	4,692	259,468

	Multi-Utilities 1.8%
¤	Vectren Corp.	145,350	5,148,297

	Pharmaceuticals 1.5%
	Endo Health Solutions, Inc. (a)	143,200	4,404,832

	Professional Services 0.7%
	Resources Connection, Inc.	150,000	1,905,000

	Real Estate Investment Trusts 1.0%
	Tanger Factory Outlet Centers, Inc.	84,250	3,048,165

	Road & Rail 2.5%
	Con-way, Inc.	81,550	2,871,375
	Genesee & Wyoming, Inc. Class A (a)	46,216	4,303,172
			7,174,547
	Semiconductors & Semiconductor Equipment 3.6%
	Cypress Semiconductor Corp. (a)	278,750	3,074,612
	Teradyne, Inc. (a)	169,200	2,744,424
	Veeco Instruments, Inc. (a)	79,420	3,044,169
	Volterra Semiconductor Corp. (a)	117,525	1,668,855
			10,532,060
	Software 1.7%
	Rovi Corp. (a)	133,800	2,864,658
	Solera Holdings, Inc.	34,050	1,986,137
			4,850,795
	Specialty Retail 3.5%
	Express, Inc. (a)	209,000	3,722,290
	JoS. A. Bank Clothiers, Inc. (a)	62,774	2,504,683
	Sonic Automotive, Inc.	176,750	3,916,780
			10,143,753
	Textiles, Apparel & Luxury Goods 3.5%
	G-III Apparel Group, Ltd. (a)	61,000	2,446,710
¤	Iconix Brand Group, Inc. (a)	191,800	4,961,866
	Perry Ellis International, Inc.	145,350	2,643,916
			10,052,492
	Thrifts & Mortgage Finance 2.3%
	Brookline Bancorp, Inc.	410,650	3,753,341
	Capitol Federal Financial, Inc.	233,390	2,817,017
			6,570,358
	Trading Companies & Distributors 1.1%
	Titan Machinery, Inc. (a)	115,910	3,216,503

	Total Common Stocks (Cost $224,134,246)		274,817,504

	Exchange Traded Fund 3.4% (b)
¤	iShares Russell 2000 Value Index Fund	116,540	9,767,217

	Total Exchange Traded Fund (Cost $9,311,716)		9,767,217

		Principal Amount	Value
	Short-Term Investment 1.1%
	Repurchase Agreement 1.1%
	State Street Bank and Trust Co. 0.01%, dated 3/28/13 due 4/1/13 Proceeds at Maturity $3,369,548 (Collateralized by a Federal Home Loan Mortgage Corp. security with a rate of 2.10% and a maturity date of 10/17/22, with a Principal Amount of $3,470,000 and a Market Value of $3,438,603)	$3,369,545	3,369,545
	Total Short-Term Investment (Cost $3,369,545)		3,369,545
	Total Investments (Cost $236,815,507) (c)	99.5%	287,954,266
	Other Assets, Less Liabilities	0.5	1,328,257
	Net Assets	100.0%	$289,282,523

¤	Among the Portfolio's 10 largest holdings, as of March 28, 2013, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Portfolio net assets.
(a)	Non-income producing security.
(b)	Exchange Traded Fund - An investment vehicle that represents a basket of securities that is traded on an exchange.
(c)	As of March 28, 2013, cost is $237,108,261 for federal income tax purposes and net unrealized appreciation is as follows:
Gross unrealized appreciation	$55,099,400
Gross unrealized depreciation	(4,253,395)
Net unrealized appreciation	$50,846,005

The following is a summary of the fair valuations according to the inputs used as of March 28, 2013, for valuing the Portfolio's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$274,817,504	$—	$—	$274,817,504
Exchange Traded Fund	9,767,217	—	—	9,767,217
Short-Term Investment
Repurchase Agreement	—	3,369,545	—	3,369,545
Total Investments in Securities	$284,584,721	$3,369,545	$—	$287,954,266

(a) For a complete listing of investments and their industries, see the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

For the period ended March 28, 2013, the Portfolio did not have any transfers between Level 1 and Level 2 fair value measurements.

As of March 28, 2013, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

MainStay VP Van Eck Global Hard Assets Portfolio
Portfolio of Investments March 28, 2013 (Unaudited)

		Shares	Value
	Common Stocks 90.6% †
	Canada 8.7%
	Eldorado Gold Corp. (Metals & Mining)	596,500	$5,684,645
¤	First Quantum Minerals, Ltd. (Metals & Mining)	1,071,100	20,370,775
	Goldcorp, Inc. (Metals & Mining)	255,900	8,605,917
	Kinross Gold Corp. (Metals & Mining)	631,900	5,010,967
	New Gold, Inc. (Metals & Mining) (a)	835,400	7,602,140
	Osisko Mining Corp. (Metals & Mining) (a)	903,200	5,361,319
			52,635,763
	Norway 2.0%
	Seadrill, Ltd. (Energy Equipment & Services)	344,300	12,479,273

	Switzerland 2.2%
	Noble Corp. (Energy Equipment & Services)	208,900	7,969,535
	Weatherford International, Ltd. (Energy Equipment & Services) (a)	427,100	5,184,994
			13,154,529
	United Kingdom 11.3%
	Afren PLC (Oil, Gas & Consumable Fuels) (a)	4,796,200	10,333,795
	African Minerals, Ltd. (Metals & Mining) (a)	417,700	1,462,924
	Ensco PLC Class A (Energy Equipment & Services)	201,300	12,078,000
	Ophir Energy PLC (Oil, Gas & Consumable Fuels) (a)	1,190,700	8,378,446
	Randgold Resources, Ltd., ADR (Metals & Mining)	103,500	8,898,930
¤	Xstrata PLC (Metals & Mining)	1,680,200	27,265,820
			68,417,915
	United States 66.4%
	Alpha Natural Resources, Inc. (Oil, Gas & Consumable Fuels) (a)	140,300	1,151,863
¤	Anadarko Petroleum Corp. (Oil, Gas & Consumable Fuels)	350,000	30,607,500
	Apache Corp. (Oil, Gas & Consumable Fuels)	82,800	6,388,848
	Archer-Daniels-Midland Co. (Food Products)	214,500	7,235,085
¤	Cameron International Corp. (Energy Equipment & Services) (a)	304,800	19,872,960
¤	Cimarex Energy Co. (Oil, Gas & Consumable Fuels)	310,500	23,424,120
	Cloud Peak Energy, Inc. (Oil, Gas & Consumable Fuels) (a)	167,500	3,145,650
¤	Concho Resources, Inc. (Oil, Gas & Consumable Fuels) (a)	212,600	20,713,618
	CONSOL Energy, Inc. (Oil, Gas & Consumable Fuels)	340,600	11,461,190
	Cummins, Inc. (Machinery)	69,600	8,060,376
	Diamond Offshore Drilling, Inc. (Energy Equipment & Services)	199,400	13,870,264
	Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels) (a)	86,600	2,324,344
	Dril-Quip, Inc. (Energy Equipment & Services) (a)	156,200	13,615,954
	Freeport-McMoRan Copper & Gold, Inc. (Metals & Mining)	201,300	6,663,030
	Green Plains Renewable Energy, Inc. (Oil, Gas & Consumable Fuels) (a)	77,100	882,024
	Gulfport Energy Corp. (Oil, Gas & Consumable Fuels) (a)	111,000	5,087,130
	Halcon Resources Corp. (Oil, Gas & Consumable Fuels) (a)	425,200	3,312,308
¤	Halliburton Co. (Energy Equipment & Services)	692,400	27,979,884
	HollyFrontier Corp. (Oil, Gas & Consumable Fuels)	218,300	11,231,535
	Jacobs Engineering Group, Inc. (Construction & Engineering) (a)	75,300	4,234,872
	Key Energy Services, Inc. (Energy Equipment & Services) (a)	229,600	1,855,168
	Louisiana-Pacific Corp. (Paper & Forest Products) (a)	573,900	12,396,240
¤	Marathon Oil Corp. (Oil, Gas & Consumable Fuels)	573,900	19,351,908
	Mosaic Co. (The) (Chemicals)	111,000	6,616,710
	National-Oilwell Varco, Inc. (Energy Equipment & Services)	188,200	13,315,150
	Newfield Exploration Co. (Oil, Gas & Consumable Fuels) (a)	291,600	6,537,672
	Newmont Mining Corp. (Metals & Mining)	301,100	12,613,079
	Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	208,900	16,371,493
¤	Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)	180,700	22,451,975
¤	Schlumberger, Ltd. (Energy Equipment & Services)	338,700	25,365,243
	SM Energy Co. (Oil, Gas & Consumable Fuels)	252,100	14,929,362
	Steel Dynamics, Inc. (Metals & Mining)	271,000	4,300,770
	Tesoro Corp. (Oil, Gas & Consumable Fuels)	161,800	9,473,390
	United States Steel Corp. (Metals & Mining)	218,300	4,256,850
	Whiting Petroleum Corp. (Oil, Gas & Consumable Fuels) (a)	252,100	12,816,764
			403,914,329
	Total Common Stocks (Cost $576,964,138)		550,601,809

	Exchange Traded Fund 1.1%(b)
	United States 1.1%
	SPDR Gold Shares (Capital Markets) (a)	45,200	6,981,140

	Total Exchange Traded Fund (Cost $7,549,540)		6,981,140

		Number of Warrants	Value
	Warrants 0.0%‡
	Canada 0.0%‡
	Kinross Gold Corp. Strike Price $21.30 Expires 9/17/14 (Metals & Mining) (a)	34,300	6,415

	Total Warrants (Cost $36,859)		6,415

		Principal Amount	Value
	Short-Term Investment 7.4%
	Repurchase Agreement 7.4%
	United States 7.4%
	State Street Bank and Trust Co. 0.01%, dated 3/28/13 due 4/1/13 Proceeds at Maturity $44,783,048 (Collateralized by a Federal Home Loan Mortgage Corp. security with a rate of 2.06% and a maturity date of 10/17/22, with a Principal Amount of $46,070,000 and a Market Value of $45,683,150) (Capital Markets)	$44,782,998	44,782,998
	Total Short-Term Investment (Cost $44,782,998)		44,782,998
	Total Investments (Cost $629,333,535) (c)	99.1%	602,372,362
	Other Assets, Less Liabilities	0.9	5,616,539
	Net Assets	100.0%	$607,988,901

¤	Among the Portfolio's 10 largest holdings, as of March 28, 2013, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	Exchange Traded Fund - An investment vehicle that represents a basket of securities that is traded on an exchange.
(c)	As of March 28, 2013, cost is $630,202,446 for federal income tax purposes and net unrealized depreciation is as follows:

Gross unrealized appreciation	$33,757,071
Gross unrealized depreciation	(61,587,155)
Net unrealized depreciation	$(27,830,084)

The following abbreviations are used in the above portfolio:
ADR	-American Depositary Receipt
SPDR	-Standard & Poor's Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of March 28, 2013, for valuing the Portfolio's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$550,601,809	$—	$—	$550,601,809
Exchange Traded Fund	6,981,140	—	—	6,981,140
Warrants	6,415	—	—	6,415
Total Investments in Securities	$557,589,364	$—	$—	$557,589,364
Short-Term Investment
Other Financial Instruments
Repurchase Agreement	—	44,782,998	—	44,782,998
Total Investments in Securities and Other Financial Instruments	$557,589,364	$44,782,998	$—	$602,372,362

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

As of March 28, 2013, foreign equity securities with a total value of $52,663,885 were transferred from Level 2 to Level 1 as the prices of these securities were based on quoted prices compared with the prior year prices which were adjusted for events after the market close. The December 31, 2012 prices were adjusted by applying factors provided by a third party vendor in accordance with the Portfolio’s policies and procedures. Fair values as of March 28, 2013 for these securities are based on quoted prices in active markets for identical investments.

As of March 28, 2013, the Portfolio did not hold any investments with significant unobservable inputs (Level 3).

MainStay VP Funds Trust

NOTES TO PORTFOLIOS OF INVESTMENTS March 28, 2013 unaudited

Effective May 1, 2013, the MainStay VP Flexible Bond Opportunities Portfolio changed its name to the MainStay VP Unconstrained Bond Portfolio and also changed its investment objective and strategy. For more information on these changes, see the Prospectus dated May 1, 2013.

Effective May 1, 2013, the Mainstay VP Growth Equity Protfolio changed its name to the Mainstay VP Cornerstone Growth Portfolio. For more information on this change, see the Prospectus dated May 1, 2013.

SECURITIES VALUATION.

MainStay VP Funds Trust is comprised of twenty-eight separate series (each a "Portfolio" and collectively, the "Portfolios"). The Portfolios prepare their financial statements in accordance with generally accepted accounting principles ("GAAP") in the United States of America and follows significant accounting policies described below.

Investments are valued as of the close of regular trading on the New York Stock Exchange ("Exchange") (generally 4:00p.m. Eastern time) on each day the Portfolios are open for business ("valuation date").

The Board of Trustees (the "Board") of MainStay VP Funds Trust has adopted procedures for the valuation of each Portfolios' securities and has delegated the responsibility for valuation determination under those procedures to the Valuation Committee of the Portfolios (the "Valuation Committee"). The Board has authorized the Valuation Committee to appoint a Valuation Sub-Committee ("Sub-Committee") to deal in the first instance with questions that arise or cannot be resolved under these procedures. The Sub-Committee will meet (in person, via electronic mail or via teleconference) on an as-needed basis. The Valuation Committee shall meet at a later time, as necessary, to ensure that actions taken by the Sub-Committee were appropriate. The procedures recognize that, subject to the oversight of the Board and unless otherwise noted, the responsibility for day-to-day valuation of portfolios assets (including securities for which market prices are not readily available) rests with New York Life Investment Management LLC (the "Manager"), aided to whatever extent necessary by the Subadviser of each Portfolio.

To assess the appropriateness of security valuations, the Manager or the Portfolios' third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities and the sale prices to the current day prices and challenges prices exceeding certain tolerance levels with third party pricing services or broker sources. For those securities valued by recommendation, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuation based on such methodologies and determinations on a regular basis after considering all relevant information that is reasonably available.

“Fair value” is defined as the price that a Portfolio would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. Fair value measurements are determined within a framework that has established a three-tier hierarchy which maximizes the use of observable market data and minimizes the use of unobservable inputs to establish classification of fair value measurements for disclosure purposes. “Inputs” refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of each Portfolio. Unobservable inputs reflect each Portfolio's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the information available in the circumstances. The inputs or methodology used for valuing securities may not be an indication of the risks associated with investing in those securities. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

• Level 1—quoted prices in active markets for identical investments

• Level 2—other significant observable inputs (including quoted prices for similar investments in active markets, interest rates and yield curves, prepayment speeds, credit risks, etc.)

• Level 3—significant unobservable inputs (including each Portfolio’s own assumptions about the assumptions that market participants would use in determining the fair value of investments)

The aggregate value by input level, as of March 28, 2013, for each Portfolio's investments is included at the end of each Portfolio's respective Portfolio of Investments.

The valuation techniques used by the Portfolios to measure fair value maximize the use of observable inputs and minimize the use of unobservable inputs. The Portfolios may utilize third party vendor evaluations, whose prices may be derived from one or more of the following standard inputs:

• Benchmark Yields	• Reported Trades
• Broker Dealer Quotes	• Issuer Spreads
• Two-sided markets	• Benchmark securities
• Bids / Offers	• Reference Data (corporate actions or material event notices)
• Industry and economic events	• Comparable bonds
• Equity and credit default swap curves	• Monthly payment information

Securities for which market value cannot be determined using the methodologies described above are valued by methods deemed in good faith by the Portfolios' Valuation Committee, following the procedures established by the Board, to represent fair value. Under these procedures, the Portfolios primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information. The Portfolios may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. For the period ended, March 28, 2013, there have been no changes to the fair value methodologies.

Equity and non-equity securities which may be valued in this manner include, but are not limited to: (i) a security for which the trading has been halted or suspended; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been de-listed from a national exchange; (v) a security for which the market price is not available from a third party pricing source or, if so provided, does not, in the opinion of a Portfolio’s Manager or Subadvisors reflect the security’s market value; and (vi) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities for which market quotations or observable inputs are not readily available are generally categorized as Level 3 in the hierarchy. As of March 28, 2013, the Balanced, Bond, Convertible, DFA / DuPont Capital Emerging Markets Equity, High Yield Corporate Bond, Income Builder and MFS® Utilities Portfolios held securities with values of $1,350,000, $18,600,000, $234, $188,247, $26,945,919, $62,450 and $1,461,729, respectively, that were valued in such a manner.

Certain events may occur between the time that foreign markets close, on which securities held by certain of the Portfolios principally trade, including the DFA / DuPont Capital Emerging Markets Equity, Income Builder and International Equity Portfolios, and the time at which the Portfolios' net assets values ("NAV(s)") are calculated. These events may include, but are not limited to, situations relating to a single issuer in a market sector, significant fluctuations in U.S. or foreign markets, natural disasters, armed conflicts, governmental actions or other developments not tied directly to the securities markets. Should the Manager or Subadvisors conclude that such events may have affected the accuracy of the last price of such securities reported on the local foreign market, the Manager or Subadvisors may pursuant to procedures adopted by the Board, adjust the value of the local price to reflect the impact on the price of such securities as a result of such events. In this instance, securities are generally categorized as Level 3 in the hierarchy. Additionally, foreign equity securities are also fair valued whenever the movement of a particular index exceeds certain thresholds. In such cases, the securities are fair valued by applying factors provided by a third party vendor in accordance with a Portfolio’s policies and procedures and are generally categorized as Level 2 in the hierarchy. As of March 28, 2013, certain foreign equity securities held by the Portfolios were not fair valued in such a manner.

Equity securities and Exchange Traded Funds are valued at the latest quoted sales prices as of the close of regular trading on the Exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the latest quoted bid and ask prices. Prices normally are taken from the principal market in which each security trades. Futures contracts are valued at the last posted settlement price on the market where such futures are primarily traded. Options contracts are valued at the last posted settlement price on the market where such options are principally traded. Investments in other mutual funds, including money market funds, are valued at their respective NAV as of the close of the Exchange on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.

Debt securities (other than convertible bonds and municipal debt securities) are valued at the evaluated bid prices (evaluated mean prices in the case of convertible bonds and municipal debt securities) supplied by a pricing agent or brokers selected by the Portfolio's Manager in consultation with the Portfolio's Subadvisor, if any, whose prices reflect broker/dealer supplied valuations and electronic data processing techniques, if such prices are deemed by the Portfolio's Manager, in consultation with the Portfolio's Subadvisor, if any, to be representative of market values, at the regular close of trading of the Exchange on each valuation date. Debt securities, including corporate bonds, U.S. government and federal agency bonds, municipal bonds, foreign bonds, Yankee bonds, convertible bonds, asset-backed securities, and mortgage-backed securities, are generally categorized as Level 2 in the hierarchy.

The Cash Management Portfolio seeks to maintain a NAV of $1.00 per share, although there is no assurance that it will be able to do so on a continuous basis, and it has adopted certain investment, portfolio and dividend and distribution policies designed to enable it to do as such. An investment in the Cash Management Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Securities in the Cash Management Portfolio are valued at their amortized cost per the requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the value on maturity date. Amortized cost approximates the current fair value of a security. Securities valued at amortized cost are not obtained from a quoted price in an active market.

Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments which mature in 60 days or less ("Short-Term Investments") are valued at amortized cost. Securities valued at amortized cost are not valued using a quoted price in an active market. These securities are generally categorized as Level 2 in the hierarchy.

Fixed income securities purchased on a delayed delivery basis are marked to market daily until settlement at the forward settlement date and are generally categorized as Level 2 of the fair value hierarchy.

Foreign currency forward contracts are valued at their fair market values determined on the basis of the mean between the last current bid and ask prices based on dealer or exchange quotations and are generally categorized as Level 2 in the hierarchy.

Loan assignments, participations and commitments are valued at the average of bid quotations obtained from the engaged independent pricing service and are generally categorized as Level 2 in the hierarchy. Certain loan assignments, participations and commitments may be valued by single broker quotes obtained from the engaged independent pricing service with significant unobservable inputs and are generally categorized as Level 3 in the hierarchy. For these loan assignments, participations and commitments, the Manager may consider additional factors such as liquidity of the Portfolios’ investments. As of March 28, 2013, the Floating Rate and High Yield Corporate Bond Portfolios held securities with a value of $28,921,331 and $12,057,937, respectively, that were valued by single broker quotes and/or deemed to be illiquid.

The valuation techniques and significant amounts of unobservable inputs used in the fair valuation measurement of certain Portfolio’s Level 3 securities are outlined in the tables below. A significant increase or decrease in any of those inputs in isolation would result in a significantly higher or lower fair value measurement.

Bond

Asset Class	Fair Value at 3/28/13	Valuation Technique	Unobservable Inputs	Range

Asset-Backed Securities (5 positions)	18,600,000	Market Approach	Offered Quote	$100.00
			Acquisition Price	$100.00

	$18,600,000

Floating Rate

Asset Class	Fair Value at 3/28/13	Valuation Technique	Unobservable Inputs	Range
Floating Rate Loans (15 positions)	28,921,331	Market Approach	Offered Quotes	$98.00 – $102.25

High Yield Corporate Bond

Asset Class	Fair Value at 3/28/13	Valuation Technique	Unobservable Inputs	Range

Common Stocks (3 positions)	$2,410,085	Income/Market Approach	Estimated Remaining Claims/Value	$0.01
			Liquidity Discount	10% - 20%
			Discount Rate	12%
			EBITDA Multiple	5.5
Convertible Bonds (3 positions)	1,920,889	Income/Market Approach	Estimated Recovery Rate	$0.00 - $0.01
			Liquidity Discount	20%
			Discount Rate	9%
Corporate Bonds (5 positions)	16,719,938	Income/Market Approach	Estimated Remaining Cash/Collateral	$324M
			Liquidity Discount	15%
			Offered Quote	$101
			Discount Rate	30%
			Distribution Percentage	73%
			EBITDA Multiple	12
			Probability of Success	20%
			Acquisition Price	$100
Loan Assignments & Participations (3 positions)	17,952,937	Income/Market Approach	Asset Coverage	3.26x
			Offered Quotes	$99.50 - $100.25
Warrants (2 positions)	7	Income Approach	Probability of Liquidity Event	0%

Total	$39,003,856

Generally, a security is considered illiquid if it cannot be sold or disposed of in the ordinary course of business at approximately the price at which it is valued. Its illiquidity might prevent the sale of such security at a time when the Manager or Subadvisor might wish to sell and these securities could have the effect of decreasing the overall level of a Portfolio's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, requiring a Portfolio to rely on judgments that may be somewhat subjective to determining value, which could vary from the amount that a Portfolio could realize upon disposition. Difficulty in selling illiquid securities may result in a loss or may be costly to a Portfolio. Under the supervision of the Board, the Manager of Subadvisor determines the liquidity of a Portfolio's investments; in doing so, the Manager or Subadvisor may consider various factors, including (i) the frequency of trades and quotations, (ii) the number of dealers and prospective purchasers, (iii) the dealer undertakings to make a market, and (iv) the nature of the security and the market in which it trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). Illiquid securities generally will be valued in good faith in such a manner as the Board deems appropriate to reflect their fair value.

Item 2. Controls And Procedures.

(a) Based on an evaluation of the Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, the "Disclosure Controls") as of a date within 90 days prior to the filing date (the "Filing Date") of this Form N-Q (the "Report"), the Registrant's principal executive and principal financial officers have concluded that the Disclosure Controls are reasonably designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's management, including the Registrant's principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAINSTAY VP FUNDS TRUST

By:	/s/ Stephen P. Fisher
Stephen P. Fisher
President and Principal Executive Officer

Date:	May 29, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen P. Fisher
Stephen P. Fisher
President and Principal Executive Officer

Date:	May 29, 2013

By:	/s/ Jack R. Benintende
Jack R. Benintende
Treasurer and Principal Financial and
Accounting Officer

Date:	May 29, 2013